UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     File No.  033-65512

     Pre-Effective Amendment No.                                             |_|

     Post-Effective Amendment No. 12                                         |X|

                                       and

REGISTRATION STATEMENT UNDER THE INVESTMENT
COMPANY ACT OF 1940                                           File No.  811-6484

     Amendment No. 22                                                        |X|

                        (Check appropriate box or boxes.)


                   NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT A
--------------------------------------------------------------------------------
                           (Exact Name of Registrant)


                 NATIONWIDE LIFE AND ANNUITY COMPANY OF AMERICA
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                               (Name of Depositor)


                  300 CONTINENTAL DRIVE, NEWARK, DELAWARE 19713
--------------------------------------------------------------------------------
(Address of Depositor's Principal Executive Offices)                 (Zip Code)


Depositor's Telephone Number, including Area Code          (302) 452-4000
--------------------------------------------------------------------------------



                PATRICIA R. HATLER, ASSISTANT SECRETARY,
               ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215
--------------------------------------------------------------------------------
                (Name and Address of Agent for Service)




Approximate Date of Proposed Public Offering        MAY 1, 2004

 -------------------------------------------------------------------------------



It is proposed that this filing will become effective (check appropriate box)
|_| immediately upon filing pursuant to paragraph (b)
|X| on May 1,2004 pursuant to paragraph (b)
|_| 60 days after filing pursuant to paragraph (a)(1)
|_| on (date) pursuant to paragraph (a)(1)

If appropriate, check the following box:
|_| this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Title of Securities Being Registered
FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT
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       INTERESTS IN INDIVIDUAL FLEXIBLE PREMIUM DEFERRED
                  VARIABLE ANNUITY CONTRACTS
                           Issued by
          NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT A
                              and
        NATIONWIDE LIFE AND ANNUITY COMPANY OF AMERICA





       SERVICE CENTER            MAIN ADMINISTRATIVE OFFICES

   300 CONTINENTAL DRIVE           1000 CHESTERBROOK BLVD.
   NEWARK, DELAWARE 19713           BERWYN, PENNSYLVANIA
                                            19312

                     PHONE: 1-800-688-5177
----------------------------------------------------------------


This prospectus describes an individual flexible premium deferred variable annuity contract ("Contract") issued by Nationwide Life and Annuity Company of America. This prospectus provides information that a prospective owner should know before investing in the Contract.

You can allocate your Contract's values to:

o Nationwide Provident VA Separate Account A (the "Variable Account"), which invests in the portfolios listed on this page; or

o the Guaranteed Account, which credits a specified rate of interest.

A prospectus for each of the portfolios available through the Variable Account (the "Portfolios") must accompany this prospectus. Please read these documents before investing and save them for future reference.


To learn more about the Contract, you should read the Statement of Additional Information ("SAI") dated May 1, 2004. For a free copy of the SAI, please call or write to us at our Service Center.


The SAI has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus. The Table of Contents for the SAI appears on page 30 of this prospectus. The SEC maintains an Internet website (http://www.sec.gov) that contains the SAI and other information.

PLEASE NOTE THAT THE CONTRACT AND THE PORTFOLIOS:

o  ARE NOT GUARANTEED TO ACHIEVE THEIR GOALS;
o  ARE NOT FEDERALLY INSURED;
o  ARE NOT ENDORSED BY ANY BANK OR GOVERNMENT AGENCY; AND
o  ARE SUBJECT TO RISKS, INCLUDING LOSS OF THE AMOUNT INVESTED.

It may not be advantageous to replace existing insurance with the Contract, or to finance the purchase of the Contract through a loan or through withdrawals from another contract.

The following Portfolios are available:


THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.: INITIAL SHARES DREYFUS VARIABLE INVESTMENT FUND
o  Growth and Income Portfolio: Initial Shares
FEDERATED INSURANCE SERIES
o  Federated Fund for U.S. Government Securities II
o  Federated Capital Income Fund II
FIDELITY VARIABLE INSURANCE PRODUCTS ("VIP") FUND
o  VIP Equity-Income Portfolio: Initial Class
o  VIP Growth Portfolio: Initial Class
o  VIP High Income Portfolio: Initial Class*
FIDELITY VIP FUND II
o  VIP II Asset Manager Portfolio: Initial Class
o  VIP II Contrafund(R)Portfolio: Initial Class
GARTMORE VARIABLE INSURANCE TRUST ("GVIT")
o  Comstock GVIT Value Fund: Class IV*
o  Dreyfus GVIT International Value Fund: Class III+
o  Gartmore GVIT Government Bond Fund: Class IV
o  Gartmore GVIT Growth Fund: Class IV
o  Gartmore GVIT Mid Cap Growth Fund: Class IV
o  Gartmore GVIT Money Market Fund: Class IV
o  Gartmore GVIT Nationwide(R)Fund: Class IV
o  GVIT Equity 500 Index Fund: Class IV
o  GVIT Small Cap Value Fund: Class IV
o  GVIT Small Company Fund: Class IV
o  J.P. Morgan GVIT Balanced Fund: Class IV
PIMCO ADVISORS VIT
o  OpCap Equity Portfolio
o  OpCap Managed Portfolio
o  OpCap Small Cap Portfolio
SCUDDER VARIABLE SERIES I
o  Bond Portfolio: Class A
o  Growth and Income Portfolio: Class A
STRONG VARIABLE INSURANCE FUNDS, INC.
o  Strong Mid Cap Growth Fund II: Investor Class
VAN ECK WORLDWIDE INSURANCE TRUST
o  Worldwide Bond Fund: Class R+
o  Worldwide Emerging Markets Fund: Class R+
o  Worldwide Hard Assets Fund: Class R+
o  Worldwide Real Estate Fund: Class R+

THE FOLLOWING PORTFOLIO IS NOT AVAILABLE FOR POLICIES ISSUED BEFORE MAY 1, 2004:

STRONG OPPORTUNITY FUND II, INC.: INVESTOR CLASS

EFFECTIVE MAY 1, 2004, THE FOLLOWING PORTFOLIOS ARE NOT AVAILABLE TO RECEIVE TRANSFERS OR NEW PREMIUM:

GVIT
o  Dreyfus GVIT International Value Fund: Class IV
SCUDDER VARIABLE SERIES I
o  International Portfolio: Class A
VAN ECK WORLDWIDE INSURANCE TRUST
o  Worldwide Bond Fund: Initial Class
o  Worldwide Emerging Markets Fund: Initial Class
o  Worldwide Hard Assets Fund: Initial Class
o  Worldwide Real Estate Fund: Initial Class

*This Portfolio may invest in lower quality debt securities commonly referred to as junk bonds.

+These Portfolios assess a short-term trading fee (see "Short-Term Trading
Fees").

TABLE OF CONTENTS


GLOSSARY......................................................
TABLE OF EXPENSES.............................................
CONTRACT SUMMARY..............................................
     The Contract
     Charges and Deductions
     Annuity Provisions
     Federal Tax Status
     Variable Account Financial Highlights
NLACA, THE VARIABLE ACCOUNT AND THE PORTFOLIOS................
     Nationwide Life and Annuity Company
         of America (NLACA)
     Nationwide Provident VA Separate Account A (Variable Account)
     The Funds
     Resolving Material Conflicts
     Addition, Deletion, or Substitution of Investments

DESCRIPTION OF ANNUITY CONTRACT...............................
     Purchasing a Contract
     Cancellation (Free Look) Period
     Premiums
     Allocation of Net Premiums
     Variable Account Value
     Transfer Privilege
     Disruptive Trading
     Dollar Cost Averaging
     Earnings Sweep Program
     Withdrawals and Surrender
     Death Benefit Before or After Maturity Date
     Proceeds on Maturity Date
     Telephone, Fax, or E-mail Requests
     Delays in Payments
     Modification
     Reports to Contract Owners
     Contract Inquiries

THE GUARANTEED ACCOUNT........................................
     Minimum Guaranteed and Current Interest Rates
     Calculation of Guaranteed Value
     Transfers from Guaranteed Account
     Payment Deferral

CHARGES AND DEDUCTIONS........................................
     Surrender Charge (Contingent Deferred Sales Charge)
     Administrative Charges
     Mortality and Expense Risk Charge
     Short-Term Trading Fees
     Investment Advisory Fees and Other Expenses of the
          Portfolios
     Premium Taxes
     Other Taxes
     Charge Discounts for Sales to Certain Contracts


PAYMENT OPTIONS...............................................
     Election of Payment Options
     Description of Payment Options
YIELDS AND TOTAL RETURNS......................................

     Money Market Yields
     Historical Performance of the Subaccounts
FEDERAL TAX STATUS............................................

     Introduction
     Tax Status of the Contracts
     Taxation of Annuities - In General
     Taxation of Non-Qualified Contracts
     Taxation of Qualified Contracts
     Foreign Tax Credits
     Withholding
     Possible Changes in Taxation
     Other Tax Consequences

DISTRIBUTION OF CONTRACTS.....................................
     The Contract In General
LEGAL PROCEEDINGS.............................................
VOTING PORTFOLIO SHARES.......................................
FINANCIAL STATEMENTS..........................................
STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS.........
APPENDIX A: PORTFOLIO INFORMATION.............................
APPENDIX B: FINANCIAL HIGHLIGHTS..............................

                                                     GLOSSARY


ACCUMULATION UNIT
A unit of measure used to calculate Subaccount Value.

ANNUITANT
The person whose life determines the annuity payments payable under the Contract and whose death determines the death benefit.

APPLICATION
The application you must complete to purchase a Contract plus all forms required by us or applicable law.

BENEFICIARY
The person to whom we pay the death benefit upon the death of the Owner or the Annuitant. If the Contract has joint Owners, then the surviving joint Owner is the Beneficiary.


CANCELLATION (FREE LOOK) PERIOD

The period described in this prospectus during which the Owner may return this Contract for a refund.

CODE
The Internal Revenue Code of 1986, as amended.

CONTRACT
The individual flexible premium deferred variable annuity contract issued by us and offered in this prospectus.

CONTRACT ACCOUNT VALUE
The sum of the Variable Account Value and the Guaranteed Account Value.

CONTRACT ANNIVERSARY
The same date in each Contract Year as the Contract Date.

CONTRACT DATE
The date as of which we issue the Contract and upon which the Contract becomes effective. The Contract Date is used to determine Contract Years and Contract Anniversaries.

CONTRACT YEAR
A twelve-month period beginning on the Contract Date or on a Contract
Anniversary.

FUND
Any mutual fund in which a Subaccount invests.

GENERAL ACCOUNT
The assets that belong to us other than those assets allocated to the Variable Account or any of our other separate accounts.

GUARANTEED ACCOUNT
An account that is part of our General Account and is not part of, or dependent upon, the investment performance of the Variable Account.

GUARANTEED ACCOUNT VALUE
The Net Premiums allocated and amounts transferred to the Guaranteed Account, plus interest credited to the Guaranteed Account, minus amounts deducted, transferred, or withdrawn from the Guaranteed Account.

MATURITY DATE
The date as of which the Contract Account Value is applied to a Payment Option (or, if you elect to receive a lump sum, the date as of which you will receive the Surrender Value). The latest possible Maturity Date is normally the later of the Contract Anniversary nearest the Annuitant's age 85, or 10 years after the Contract Date. Notwithstanding the Maturity Date, Qualified Contracts may require that distributions begin at an earlier date.

MONEY MARKET SUBACCOUNT
The Subaccount that holds shares of the Gartmore GVIT Money Market Fund of Gartmore Variable Insurance Trust.

NET ASSET VALUE PER SHARE
The value per share of any Portfolio on any Valuation Day. The method of computing the Net Asset Value Per Share is described in the prospectus for a Portfolio.

NET PREMIUM
The premium you pay less any premium tax deducted from the premium.

NON-QUALIFIED CONTRACT
A Contract that is not a Qualified Contract.

NOTICE
A request or notice in writing or otherwise in a form satisfactory to us that is signed by you and received at our Service Center. You may obtain the necessary form by calling us at (800) 688-5177.

OWNER (YOU, YOUR)
The person who owns the Contract. The Owner is entitled to exercise all rights and privileges provided in the Contract. Provisions relating to action by the Owner mean, in the case of joint Owners, both Owners acting jointly. Joint Owners must be spouses.

PAYEE
The person entitled to receive annuity payments under the Contract. The designation of a Payee other than the Annuitant requires our consent.

PAYMENT OPTION
One of the annuity payment options available under the Contract.

PORTFOLIO
An investment portfolio of a Fund.

NLACA (WE, OUR, US)
Nationwide Life and Annuity Company of America.

QUALIFIED CONTRACT
A Contract issued in connection with retirement plans that qualify for special federal income tax treatment under the Code.

RIDER

An amendment, addition, or endorsement to the Contract that changes the terms of the Contract by: (1) expanding Contract benefits; (2) restricting Contract benefits; or (3) excluding certain conditions from the Contract's coverage. A Rider that is added to the Contract becomes part of the Contract.

SEC
The U.S. Securities and Exchange Commission.

SERVICE CENTER
Our technology and service office at 300 Continental Drive, Newark, Delaware 19713.

SUBACCOUNT
A subdivision of the Variable Account.

SUBACCOUNT VALUE
Before the Maturity Date, the amount equal to that part of any Net Premium allocated to a Subaccount plus any amounts transferred to that Subaccount as adjusted by any interest income, dividends, net capital gains or losses, realized or unrealized, and decreased by withdrawals (including any applicable Surrender Charges and premium tax charges), other charges and any amounts transferred out of that Subaccount.

SURRENDER CHARGE
A charge that we deduct if a withdrawal or surrender occurs during the first six Contract Years. This charge is sometimes called a "contingent deferred sales charge."

SURRENDER VALUE
The Contract Account Value less: (1) any applicable Surrender Charge, (2) premium tax charges not previously deducted, and (3) the annual administration fee, if applicable.

TRANSFER PROCESSING FEE
The fee we charge for additional Subaccount amounts transferred after the twelfth transfer of Subaccount amounts within one Contract Year.

VALUATION DAY
For each Subaccount, each day that the New York Stock Exchange is open for business and on days when trading of shares within a Subaccount is sufficient to materially affect the value of the Subaccount. As of the date of this prospectus, we are open whenever the New York Stock Exchange is open, other than the Fridays following Thanksgiving and Christmas.

VALUATION PERIOD
The period beginning at the close of business on one Valuation Day (usually 4:00 p.m. Eastern time) and continuing to the close of business on the next Valuation Day.

VARIABLE ACCOUNT
Nationwide Provident VA Separate Account A.

VARIABLE ACCOUNT VALUE
The sum of all Subaccount Values.

                                TABLE OF EXPENSES

The following tables describe the fees and expenses that an Owner will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that an Owner will pay at the time that he or she buys the Contract, takes a withdrawal, surrenders the Contract, or transfers the Contract Account Value among the Subaccounts and/or the Guaranteed Account. State premium taxes may also be deducted.

CONTRACT OWNER TRANSACTION EXPENSES

Sales Load Imposed on Premiums...............................    None


Maximum Contingent Deferred Sales Charge (as a percentage of
     amount surrendered or withdrawn)........................    6%


Transfer Processing Fee......................................    $25 for each transfer after the first twelve transfers each
                                                                 Contract Year


Maximum Short-Term Trading Fee (as a percentage of transfer
     amount).................................................    1%


The next table describes the fees and expenses that an Owner will pay periodically during the time that he or she owns the Contract, not including
Portfolio fees and expenses.

ANNUAL ADMINISTRATION FEE....................................    $30 per Contract Year

VARIABLE ACCOUNT ANNUAL EXPENSES
     (as a percentage of Variable Account Value)

     Mortality and Expense Risk Charges......................    1.25%

     Account Fees and Expenses...............................    0.15%
                                                                 -----

         Total Variable Account Annual Expenses..............    1.40%


The following table shows the minimum and maximum Total Annual Portfolio Operating Expenses charged by any of the Portfolios for the fiscal year ended December 31, 2003. Expenses of the Portfolios may be higher or lower in the future. More detail concerning each Portfolio's fees and expenses is contained in the prospectus for each Portfolio.


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                                                                                                   MINIMUM            MAXIMUM
----------------------------------------------------------------------------------------------- -------------- --- --------------
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TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES                                                           0.47%      -       1.49%
(expenses that are deducted from Portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses, as a percentage of average Portfolio assets)

----------------------------------------------------------------------------------------------- -------------- --- --------------


The minimum and maximum Portfolio operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some Portfolios. Therefore, actual expenses could be lower. Refer to the Portfolio prospectuses for specific expense information.

The following Portfolios assess a Short-Term Trading Fee in connection with transfers from a Subaccount that occur within 60 days after the date of allocation to that Subaccount (see "Short-Term Trading Fees"):

o GVIT - Dreyfus GVIT International Value Fund: Class III

o Van Eck Worldwide Insurance Trust - Worldwide Bond Fund: Class R

o Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Class R

o Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Class R

o Van Eck Worldwide Insurance Trust - Worldwide Real Estate Fund: Class R

EXAMPLE

This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, Variable Account annual expenses, and Portfolio fees and expenses.


The Example assumes:

o a $10,000 investment in the Contract for the time periods indicated;

o that your investment has a 5% return each year;

o the maximum fees and expenses of any of the Portfolios;

o that a Surrender Charge is assessed (if applicable);

o that no transfer charges or premium taxes have been assessed; and


o that the $30 Annual Administration Fee is translated into an assumed 0.30% charge based on an estimated average Contract Account Value per Contract of $10,000.


Your actual costs may be higher or lower. Based on these assumptions, your costs would be:


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                                     If you surrender your contract           If you do not          If you annuitize your contract
                                      at the end of the applicable              surrender             at the end of the applicable
                                               time period                    your contract                   time period
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                                      1 Yr.  3 Yrs.  5 Yrs. 10 Yrs.  1 Yr.  3 Yrs.  5 Yrs.  10 Yrs.  1 Yr. 3 Yrs.  5 Yrs.  10 Yrs.
------------------------------------------------------------------------------------------------------------------------------------
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Maximum Total Annual Portfolio        935    1,382   1,911  3,610    335    1,022   1,731   3,610    *     1,022   1,731   3,610
Operating Expenses (1.49%)

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------------------------------------------------------------------------------------------------------------------------------------

Minimum Total Annual Portfolio        828    1,062   1,383  2,579    228      702   1,203   2,579    *       702   1,203   2,579
Operating Expenses (0.47%)

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The Examples should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual returns, which may be more or less than the assumed amount.

                                CONTRACT SUMMARY

THIS SECTION IS A SUMMARY OF SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING A CONTRACT. WE DISCUSS EACH OF THESE TOPICS IN GREATER DETAIL LATER IN THIS PROSPECTUS.

                                  THE CONTRACT

o PURCHASING A CONTRACT. The Contract is an individual flexible premium deferred variable annuity. The Contract allows you to invest on a tax-deferred basis for your retirement or other long-term purposes. We may sell Contracts in connection with retirement plans which qualify for special tax treatment (Qualified Contracts), as well as Contracts which do not qualify for special tax treatment (Non-Qualified Contracts).


To purchase a Contract, you must submit an Application and pay the minimum initial premium. We do not begin to make annuity payments until the Maturity Date or the date that you surrender the Contract. For more information about how to purchase a Contract, see "Description of an Annuity Contract - Purchasing a Contract."


The Contract is not designed for and does not support active trading strategies. In order to protect investors in the Contract that do not utilize such strategies, we may initiate certain exchange offers intended to provide Owners that meet certain criteria with an alternate variable annuity designed to accommodate active trading. If the Contract is exchanged as part of an exchange offer, the exchange will be made on the basis of the relative net asset values of the exchanged Contract. Furthermore, no Contingent Deferred Sales Charge will be assessed on the exchanged assets and we will "tack" the Contract's Contingent Deferred Sales Charge schedule onto the new contract. This means that the Contingent Deferred Sales Charge schedule will not start anew on the exchanged assets in the new contract; rather, the Contingent Deferred Sales Charge schedule from the exchanged Contract will be applied to the exchanged assets both in terms of percentages and the number of completed Contract Years. This enables the Owner to exchange into the new contract without having to start a new Contingent Deferred Sales Charge schedule on exchanged assets. However, if subsequent premiums are made to the new contract, they will be subject to any applicable Contingent Deferred Sales Charge schedule that is part of the new contract.

o CANCELLATION (FREE LOOK PERIOD). You have the right to return the Contract within 10 days (or any longer period required by the laws of your state) after you receive it. If you return the Contract within the Cancellation Period, we will return a refund amount to you. In most states, the amount we return is:

>> the amount of premiums you paid  (including  any Contract  fees and charges);
   minus

>> any amounts allocated to the Variable Account; plus


>> the Variable Account Value on the date of termination.

In states where required, we will return the premiums that you paid.


o PREMIUMS. We require a minimum initial premium of $2,000. For Qualified Contracts, as an alternative to the minimum initial premium, you may commit to pay premiums of $100 per month during the first Contract Year. You may pay subsequent premiums at any time. For Non-Qualified Contracts, the minimum subsequent premium is $100. For Qualified Contracts, the minimum subsequent premium is $50. You may also select a planned periodic premium schedule, which specifies each planned premium amount and payment frequency.


o ALLOCATION OF NET PREMIUMS. We will allocate Net Premiums under a Contract as designated by you to one or more of the Subaccounts or to the Guaranteed Account, or to both. (We do not offer the Guaranteed Account in Oregon.) In states where you are guaranteed the return of your premium if you cancel during the Cancellation Period, all Net Premiums allocated to the Variable Account will be initially allocated to the Money Market Subaccount for a 15-day period. At the end of that period, we will allocate the amount in the Money Market Subaccount to your designated Subaccounts.


We invest the assets of each Subaccount solely in a corresponding Portfolio. Your Contract Account Value (except for the Guaranteed Account Value) will vary according to the investment performance of the Portfolios in which your chosen Subaccounts invest. We credit interest to amounts in the Guaranteed Account at a guaranteed minimum rate of 3% per year or, if we choose, at a higher current interest rate.


o TRANSFERS. Before the Maturity Date, you may request a transfer of all or part of the amount in a Subaccount or the Guaranteed Account to another Subaccount or the Guaranteed Account, subject to certain restrictions. Each transfer must be at least $500 or the entire amount in the Subaccount or Guaranteed Account, if less. After twelve transfers during a Contract Year, we deduct a Transfer Processing Fee of $25 for each additional transfer during that Contract Year. We allow only one transfer out of the Guaranteed Account each Contract Year. You must make this transfer within 30 days of the Contract Anniversary. We limit the amount that you can transfer from the Guaranteed Account to 25% or less of the Guaranteed Account Value on the date of the transfer, unless the balance after transfer is less than $500, in which case the entire amount will be transferred. We may restrict the quantity and/or mode of communication of transfer requests to prohibit disruptive trading that is deemed potentially harmful to Owners.

o WITHDRAWALS. At any time before the earlier of the death of the Annuitant or the Maturity Date, you may withdraw part of the Surrender Value, subject to certain limitations.

o SURRENDER. Upon Notice received at our Service Center on or before the earlier of the death of the Annuitant or the Maturity Date, you may surrender the Contract in full and receive its Surrender Value. This Notice must include the proper form which you may obtain by contacting our Service Center.

o DEATH BENEFIT. If the Annuitant dies before the Maturity Date, we will pay the Beneficiary a death benefit. During the first six Contract Years, the death benefit equals the greater of:

>> premiums paid less any amounts withdrawn (including applicable Surrender Charges); or

>> the Contract Account Value on the date we receive due proof of the Annuitant's death.


After the end of the sixth Contract Year, the death benefit equals the greatest of:

>> the Contract Account Value as of the end of the sixth Contract Year less subsequent amounts withdrawn; or

>> the Contract Account Value on the date we receive due proof of the Annuitant's death; or

>> premiums paid less any amounts withdrawn (including applicable Surrender Charges).


If an Owner dies before the Maturity Date, we must generally distribute the Contract Account Value (or, if the deceased Owner is also the Annuitant, the death benefit) to the Beneficiary within five years after the date of death.

If an Owner dies on or after the Maturity Date, any remaining payments must be distributed at least as rapidly as under the Payment Option in effect on the date of death.


o STEP-UP RIDER. A Step-up Rider provides a guaranteed minimum death benefit at no additional charge if the Annuitant dies before the Maturity Date. The Step-up Rider is automatically included for Contracts issued in states that permit the Rider for those Contracts with an Annuitant who is age 0-70. The guaranteed minimum death benefit initially equals the Contract Account Value as of the sixth Contract Anniversary. We will reset or "step-up" the guaranteed minimum death benefit to the Contract Account Value, if greater, on the next six year Contract Anniversary. This "step-up" continues until the Contract Anniversary on or before the Annuitant's 85th birthday. We will also increase the proceeds upon death by an amount equal to aggregate premiums paid since the last Contract Anniversary. In the event of a withdrawal at any time, we reduce the guaranteed minimum death benefit by the same percentage that the withdrawal reduces the Contract Account Value. At no time will the death benefit proceeds be less than either:


>> the Contract Account Value on the date we receive due proof of the Annuitant's death; or

>> the  sum  of  premiums  paid,  less  any  withdrawals  (including  applicable
   Surrender Charges).

                             CHARGES AND DEDUCTIONS

$ SURRENDER CHARGE (CONTINGENT DEFERRED SALES CHARGE). We do not deduct any charge for sales expenses from premiums. However, if you surrender your Contract or make certain withdrawals before the sixth Contract Anniversary, we will deduct a Surrender Charge from the amount surrendered or withdrawn.

For the first Contract Year, the charge is 6% of the amount withdrawn or surrendered. Thereafter, the Surrender Charge decreases by 1% each subsequent Contract Year. In no event is the total Surrender Charge on any Contract in excess of 8 1/2% of the total premiums received under the Contract.

During each Contract Year after the first Contract Year, you may, subject to certain restrictions, make up to two withdrawals totaling not more than 10% of the Contract Account Value (as of the beginning of a Contract Year) free of the Surrender Charge.

$ ANNUAL ADMINISTRATION FEE. On each Contract Anniversary prior to and including the Maturity Date, we deduct an Annual Administration Fee of $30 from the Contract Account Value. We also deduct this charge on the Maturity Date if it is not a Contract Anniversary and upon surrender if the surrender occurs at any time other than on a Contract Anniversary.

$ ASSET-BASED ADMINISTRATION CHARGE. We deduct a daily administration charge to compensate us for certain expenses we incur in administration of the Contracts. On or prior to the Maturity Date, we deduct the charge from the assets of the Variable Account at an annual rate of 0.15%.

$ TRANSFER PROCESSING FEE. The first twelve transfers of amounts in the Subaccounts each Contract Year are free. We assess a $25 transfer charge for each additional transfer during a Contract Year. We do not assess a transfer charge for systematic transfers, including Dollar Cost Averaging, Earnings Sweep Program, or Automatic Asset Rebalancing.

$ MORTALITY AND EXPENSE RISK CHARGE. We deduct a daily Mortality and Expense Risk Charge to compensate us for assuming certain mortality and expense risks. On or prior to the Maturity Date, we deduct the charge from the assets of the Variable Account at an annual rate of 1.25% (approximately 0.70% for mortality risk and 0.55% for expense risks).


$ SHORT-TERM TRADING FEES. We may deduct a 1% Short-Term Trading Fee from transfers from a Subaccount that occur within 60 days after allocation to that Subaccount.


$ INVESTMENT ADVISORY FEES AND OTHER EXPENSES OF THE PORTFOLIOS. The investment experience of each Subaccount reflects the investment experience of the shares of the Portfolio which it holds. The investment experience of each Portfolio, in turn, reflects its investment advisory fees and other expenses. Please read the prospectus for each Portfolio for details.


$ PREMIUM TAXES. If state or other premium taxes apply to a Contract, we deduct these taxes either:

>> from premiums as they are received; or

>> from the Contract Account Value, upon a withdrawal from or surrender of the Contract, upon application of the Contract Account Value to a Payment Option, or upon payment of a death benefit.


                               ANNUITY PROVISIONS

o MATURITY DATE. We will apply the Contract Account Value to a Payment Option on the Maturity Date. You may instead elect to receive the Surrender Value on the Maturity Date.

o PAYMENT OPTIONS. The Contract offers three Payment Options. The amount of the payments under them does not vary with the Variable Account's performance. They are:

>> Life Annuity;

>> Life Annuity with 10 Years Guaranteed; and

>> Alternate Income Option.


In addition, instead of choosing one of the Payment Options listed above, you may elect to receive payments in any other manner that is acceptable to us and permissible under applicable law.

o OTHER ANNUITY CONTRACTS. We offer other variable annuity contracts that have different contract features, death benefits and optional programs. However, these other contracts also have different charges that would affect your Subaccount performance and Contract Account Value. To obtain more information about these other contracts, contact our Service Center or your agent.

                               FEDERAL TAX STATUS

Earnings in the Contract are generally not taxed until they are distributed. Generally, a distribution (including a surrender, withdrawal, or death benefit payment) may result in federal income tax liability. If you are under age 59 1/2 at the time of the distribution, a penalty tax may also apply.

                      VARIABLE ACCOUNT FINANCIAL HIGHLIGHTS


Appendix B to this prospectus provides information about accumulation unit values and number of units outstanding for the Subaccounts.


                 NLACA, THE VARIABLE ACCOUNT AND THE PORTFOLIOS

NATIONWIDE LIFE AND ANNUITY COMPANY OF AMERICA (NLACA)

We are a stock life insurance company, the issuer of the Contract, and a wholly-owned subsidiary of Nationwide Life Insurance Company of America ("NLICA"). NLICA was chartered by the Commonwealth of Pennsylvania in 1865. We were originally incorporated under Pennsylvania law in 1958 under the name Washington Square Life Insurance Company. Our name was changed in 1991, and we were redomiciled as a Delaware insurance company on October 28, 1992. The address of our corporate headquarters is 1000 Chesterbrook Boulevard, Berwyn, PA 19312. We are currently licensed to transact life insurance business in 49 states and the District of Columbia.

On October 1, 2002, NLICA (formerly Provident Mutual Life Insurance Company) converted from a mutual insurance company to a stock insurance company and became a wholly-owned subsidiary of Nationwide Financial Services, Inc. ("Nationwide Financial"), pursuant to the terms of a sponsored demutualization. Nationwide Financial, a company whose Class A shares of common stock are traded on the New York Stock Exchange, is an indirect majority-owned subsidiary of Nationwide Corporation, and is the holding company of Nationwide Life Insurance Company and other companies that comprise the retirement savings operations of the Nationwide group of companies.

On December 31, 1997, we entered into a Support Agreement with Provident Mutual Life Insurance Company (now NLICA). Under this agreement, NLICA agrees to ensure that our total adjusted capital will remain at the level of 200% of the company action level for risk-based capital ("RBC") at the end of each calendar quarter during the term of the agreement. NLICA agrees to contribute to us an amount of capital sufficient to attain this level of total adjusted capital. RBC requirements are used to monitor sufficient capitalization of insurance companies based upon the types and mixtures of risk inherent in their operations.

NLICA also agrees to cause us to maintain cash or cash equivalents from time to time as may be necessary during the term of the agreement in an amount sufficient for the payment of benefits and other contractual claims pursuant to policies and other contracts issued by us. This agreement will remain in effect provided we remain a subsidiary of NLICA. Before any material modification or termination of the agreement, a determination must be made that the modification or termination will not have an adverse impact on our policyholders. This determination is to be based on our ability at the time of the determination to maintain our own financial stability according to the standards contained in the agreement. Other than this Support Agreement, NLICA is under no obligation to invest money in us, nor is it in any way a guarantor of our contractual obligations or obligations under the Contracts.

We are subject to regulation by the Insurance Department of the State of Delaware as well as by the insurance departments of all other states and jurisdictions in which we do business. We submit annual statements on our operations and finances to insurance officials in these states and jurisdictions. The forms for the Contract described in this prospectus are filed with and (where required) approved by insurance officials in each state and jurisdiction in which Contracts are sold.

We are a member of the Insurance Marketplace Standards Association ("IMSA"). IMSA members subscribe to a set of ethical standards involving the sales and service of individually sold life insurance and annuities. As a member of IMSA, we may use the IMSA logo and language in advertisements.

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT A (VARIABLE ACCOUNT)

On October 1, 2002, in connection with the sponsored demutualization (whereby our parent company converted from a mutual insurance company to a stock insurance company, became a wholly-owned subsidiary of Nationwide Financial, and changed its name from Provident Mutual Life Insurance Company to Nationwide Life Insurance Company of America), the Providentmutual Variable Annuity Separate Account changed its name to the Nationwide Provident VA Separate Account A.

The Variable Account is a separate investment account that we maintain. The Variable Account was established by our Board of Directors on May 9, 1991 under Pennsylvania law. We established the Variable Account to support the investment options under the Contract and other variable annuities. Because we later redomesticated as a Delaware insurance company, the Variable Account is now subject to regulation by the Delaware Insurance Department. We have caused the Variable Account to be registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). This registration does not involve supervision by the SEC of the management or investment policies or practices of the Variable Account.

We own the assets of the Variable Account. These assets, however, are legally separate from our other assets and are not part of our General Account. The portion of the assets of the Variable Account equal to the reserves or other Contract liabilities of the Variable Account will not be charged with liabilities that arise from any other business we conduct. We may transfer to our General Account any assets of the Variable Account which exceed the reserves and the Contract liabilities of the Variable Account (which will always be at least equal to the aggregate Contract Account Value allocated to the Variable Account under the Contracts).

The assets of each Subaccount are invested exclusively in shares of a corresponding Portfolio of a designated Fund. The income, gains, or losses, realized or unrealized, on the assets of each Subaccount of the Variable Account are credited to or charged against that Subaccount without regard to any other income, gains, or losses of NLACA. The assets of each Subaccount may not be charged with liabilities arising out of any other business of NLACA. NLACA may accumulate in the Variable Account the charge for mortality expense and expense risks, gains and losses, and investment results applicable to those assets that are in excess of the net assets supporting the Contracts.

THE FUNDS

The Variable Account currently invests in Portfolios of various series-type Funds. Each of the Funds is registered with the SEC under the 1940 Act as an open-end investment company. The SEC does not, however, supervise the management or the investment practices and policies of the Funds.

The assets of each Portfolio are separate from the assets of the other Portfolios, and each Portfolio has separate investment objectives and policies. Each Portfolio therefore operates as a separate investment Portfolio and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio. The investment experience of each of the Subaccounts of the Variable Account depends on the investment performance of its corresponding Portfolio.

Each of the Funds sells its shares to the Variable Account in accordance with the terms of a participation agreement between the Fund and us. The termination provisions of these agreements vary. A summary of the termination provisions may be found in the SAI. If a participation agreement is terminated, the Variable Account will no longer be able to purchase additional shares of that Fund. In that event, you will not be able to allocate Contract Account Values or premium payments to Subaccounts investing in Portfolios of that Fund.

In certain circumstances a Fund or a Portfolio may also refuse to sell its shares to the Variable Account for other reasons. If a Fund or a Portfolio refuses to sell its shares to the Variable Account, we will not be able to honor your request to allocate your Contract Account Value or premium payments to Subaccounts investing in shares of that Fund or Portfolio.

Certain Subaccounts invest in Portfolios that have similar investment objectives and/or policies. Before choosing Subaccounts, you should carefully read the individual prospectuses for the Funds along with this prospectus.

Some of the Portfolios available under the Contract present greater investment risks than other Portfolios because they invest in high yield securities (commonly known as junk bonds), foreign securities, small company stocks or other types of investments that present speculative risks. You should read the risk disclosure in the prospectuses for the Portfolios and be sure that your investment choice is appropriate in light of your investment goals.


For more detail about each Portfolio, refer to the Portfolio prospectuses and/or "Appendix A: Portfolio Information" later in this prospectus. THERE IS NO ASSURANCE THAT ANY OF THE PORTFOLIOS WILL ACHIEVE ITS STATED OBJECTIVE.


Certain Portfolios have investment objectives and policies similar to other investment portfolios or mutual funds managed by the same investment adviser or manager. The investment results of the Portfolios may be higher or lower than those of such other investment portfolios or mutual funds. We do not guarantee or make any representation that the investment results of any Portfolio will be comparable to that of any other investment portfolio or mutual fund, even those with the same investment adviser or manager.

Some of the investment portfolios described in the prospectuses for the Funds are not available with the Contracts. We cannot guarantee that each Portfolio will always be available for the Contracts. In the unlikely event that a Portfolio is not available, we will do everything reasonably practicable to secure the availability of a comparable Portfolio. Shares of each Portfolio are purchased and redeemed at net asset value, without a sales charge.

We (or an affiliate) may receive compensation from a Fund or its investment adviser or distributor (or affiliates thereof) in connection with administration, distribution, or other services provided with respect to the Funds and their availability through the Contracts. The amount of this compensation is based upon a percentage of the assets of the Fund attributable to the Contracts and other contracts issued by us (or an affiliate). These percentages differ, and some Funds, advisers, or distributors (or affiliates) may pay us more than others. We also may receive 12b-1 fees.

RESOLVING MATERIAL CONFLICTS

The Funds are used as investment vehicles for variable life insurance policies and variable annuity contracts issued by NLACA and NLICA, as well as other insurance companies offering variable life and annuity contracts. In addition, certain Funds available with the Contract may sell shares to qualified retirement plans. As a result, there is a possibility that a material conflict may arise between the interests of owners of variable life or variable annuity contracts, generally, or certain classes of owners, and the interests of the retirement plans or participants in retirement plans.

We currently do not foresee any disadvantages to Owners resulting from the Funds selling shares in connection with products other than the Contracts or to retirement plans. However, there is a possibility that a material conflict may arise between Owners whose Contract Account Values are allocated to the Variable Account and other investors in the Portfolios, including retirement plans and the owners of variable life insurance policies and variable annuity contracts issued by other insurance companies. In the event of a material conflict, we will take any necessary steps, including removing the Portfolio as an investment option within the Variable

Account, to resolve the matter. The Funds' Boards of Directors are also responsible for monitoring events in order to identify any material conflicts that possibly may arise and determine what action, if any, should be taken in response to any conflicts. You should read the Portfolios' prospectuses for more information.

ADDITION, DELETION, OR SUBSTITUTION OF INVESTMENTS

Where permitted by applicable law, we reserve the right to make certain changes to the structure and operation of the Variable Account, including, among others, the right to:

1. Remove, combine, or add Subaccounts and make the new Subaccounts available to you at our discretion;

2. Substitute shares of another registered open-end management company, which may have different fees and expenses, for shares of a Subaccount at our discretion;

3. Substitute or close Subaccounts to allocations of premiums or Contract Account Value, or both, and to existing investments or the investment of future premiums, or both, at any time in our discretion;

4. Transfer assets supporting the Contracts from one Subaccount to another or from the Variable Account to another variable account;

5. Combine the Variable Account with other variable accounts, and/or create new variable accounts;

6. Deregister the Variable Account under the 1940 Act, or operate the Variable Account as a management investment company under the 1940 Act, or as any other form permitted by law; and

7. Modify the provisions of the Contract to reflect changes to the Subaccounts and the Variable Account and to comply with applicable law.


The particular Portfolios available under the Contracts may change from time to time. Specifically, Portfolios or Portfolio share classes that are currently available may be removed or closed off to future investment. New Portfolios or new share classes of currently available Portfolios may be added. Owners will receive notice of any such changes that affect their Contract. Additionally, not all of the Portfolios are available in every state.


The Portfolios, which sell their shares to the Subaccounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Subaccounts. We will not make any such changes without receiving any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. We will notify you of any changes.


                        DESCRIPTION OF ANNUITY CONTRACT

PURCHASING A CONTRACT

To purchase a Contract, you may submit a completed Application with an initial premium payment to us at our Service Center. You may send the Application and initial premium to us through any licensed representative who is appointed by us and who is also a registered representative of 1717 Management Company ("1717"), the principal underwriter for the Contract (as well as for other variable contracts). You may also send the Application and initial premium to us through a broker-dealer that has a selling agreement with respect to the Contract. Please note: If you submit your Application and/or initial premium payment to your agent or your agent's broker-dealer, we will not begin processing your Application until we receive it and the initial premium payment from the agent or the agent's broker-dealer.

We may sell a Contract in connection with retirement plans. These retirement plans may, or may not, qualify for special tax treatment under the Code. See "Federal Tax Status - Taxation of Qualified Contracts" for important information about purchasing a Qualified Contract.

STATE VARIATIONS. Any state variations in the Contract are covered in a special contract form for use in that state. This prospectus provides a general description of the Contract. Your actual contract and any endorsement or riders are the controlling documents. If you would like to review a copy of your contract and its endorsements and riders, if any, contact our Service Center.

REPLACEMENT OF EXISTING INSURANCE. It may not be in your best interest to surrender or withdraw money from existing annuity contracts to purchase a Contract. You should compare your existing insurance and the Contract carefully. You may have to pay a surrender charge on your existing contract, and the Contract will impose a new surrender charge period. You should talk to your financial professional or tax adviser to make sure the exchange will be tax-free. If you surrender your existing contract for cash and then buy the Contract, you may have to pay a tax, including possibly a penalty tax, on the surrender.

CANCELLATION (FREE LOOK) PERIOD


The Contract provides for an initial Cancellation Period. You have the right to return the Contract to our Service Center within 10 days (or any longer period required by the laws of your state) after you receive it. When we receive the returned Contract at our Service Center, it will be canceled and, in most states, we will refund to the Owner an amount equal to the sum of: (1) the difference between the premiums you paid, including any Contract fees and charges, and the amounts, if any, allocated to the Variable Account under the Contract; and (2) the Variable Account Value on the date of termination (or, in Pennsylvania, if there is no Variable Account Value, the reserve for the Contract on the date the Contract is cancelled attributable to the amounts allocated to the Variable Account). In states that require it, we will refund the premiums paid.

PREMIUMS

We require a minimum initial premium of $2,000. For Qualified Contracts, as an alternative to the minimum initial premium, you may commit to paying $100 per month during the first Contract Year. You may pay subsequent premiums under the Contract at any time during the Annuitant's lifetime before the Maturity Date. Any subsequent premium payment must be at least $100 each for Non-Qualified Contracts and $50 each for Qualified Contracts.

In your Application, you may select a planned periodic premium schedule based on a periodic billing mode of annual, semi-annual, or quarterly payment. You will receive a premium reminder notice at the specified interval. You may change the planned periodic premium frequency and amount. Also, under the automatic payment plan, you may select a monthly payment schedule under which premium payments will be automatically deducted from a bank account or other source rather than being "billed."

Please note: If you submit a subsequent premium payment to your agent or your agent's broker-dealer, we will not apply the premium until we receive it from the agent or the agent's broker-dealer.

ALLOCATION OF NET PREMIUMS

We must receive a complete Application with all relevant information and payment of the initial premium in order to process the Application. If the Application is complete, we will allocate the initial Net Premium among the Subaccounts and Guaranteed Account in accordance with your instructions in the Application as of a date not later than two business days after we receive the completed Application at our Service Center. (This allocation may be delayed for 15 days in some cases as discussed below.)

If we receive an incomplete Application, we may retain the initial premium payment and contact you in order to complete the Application. If the Application is not completed within five business days of our receipt, we will explain the reason for the processing delay and the premium payment will be returned to you unless you consent to our retaining the premium payment until the Application is completed. When the Application is complete, we will allocate the initial Net Premium within two business days.


You should designate in the Application how the initial Net Premium is to be allocated among the Subaccounts and the Guaranteed Account. As described above, in states where you are guaranteed a refund of premiums paid for cancellation during the Cancellation Period, the portion of the initial Net Premium which is to be allocated to the Subaccounts will be allocated to the Money Market Subaccount for a 15-day period. After the expiration of the 15-day period, the amount in the Money Market Subaccount will be allocated to your chosen Subaccounts based on the proportion that the allocation percentage for such Subaccount bears to the sum of the Subaccount allocation percentages. Any subsequent Net Premium is allocated in the same manner as of the end of the Valuation Period in which we receive it, unless the allocation percentages are changed. Premiums are allocated in accordance with the allocation schedule in effect at the time the premium payment is received.


Subaccount Values will vary with the investment experience of the Subaccounts, and you bear the entire investment risk. You should periodically review your allocation schedule for Net Premiums in light of market conditions and your overall financial objectives.

VARIABLE ACCOUNT VALUE

The Variable Account Value reflects the investment experience of the Subaccounts selected by you, any Net Premium payments, any withdrawals, any surrenders, any transfers, and any charges relating to the Subaccounts. There is no guaranteed minimum Variable Account Value, and, because the Variable Account Value on any future date depends upon a number of variables, it cannot be predicted.

CALCULATION OF VARIABLE ACCOUNT VALUE. The Variable Account Value is determined on each Valuation Day. This value is the aggregate of the values attributable to the Contract in each of the Subaccounts, determined for each Subaccount by multiplying the Subaccount's Accumulation Unit value on the relevant Valuation Day by the number of Subaccount Accumulation Units allocated to the Contract, as described below.

ACCUMULATION UNITS. For each Subaccount, Net Premiums allocated to a Subaccount and amounts transferred to a Subaccount are converted into Accumulation Units. The number of Accumulation Units credited to a Contract is determined by dividing the dollar amount directed to each Subaccount by the value of the Accumulation Unit for that Subaccount for the Valuation Day as of which the allocation or transfer is made. Allocations and transfers to a Subaccount increase the number of Accumulation Units of that Subaccount credited to a Contract.


Certain events reduce the number of Accumulation Units of a Subaccount credited to a Contract. Withdrawals or transfers from a Subaccount result in the cancellation of an appropriate number of Accumulation Units of that Subaccount, as do surrender of the Contract, payment of a death benefit, the application of Variable Account Value to a Payment Option on the Maturity Date, and the deduction of the annual administration fee or other charges. Accumulation Units are canceled as of the end of the Valuation Period in which we receive Notice regarding the event.

The Accumulation Unit value for each Subaccount was arbitrarily set when the Subaccount began operations. Thereafter, the Accumulation Unit value at the end of every Valuation Day is the Accumulation Unit value at the end of the previous Valuation Day multiplied by the net investment factor, as described below. The Subaccount Value for a Contract is determined on any day by multiplying the number of Accumulation Units of that Subaccount attributable to the Contract by the Accumulation Unit value for that Subaccount.

NET INVESTMENT FACTOR. The net investment factor is an index that measures the investment performance of a Subaccount from one Valuation Period to the next. Each Subaccount has its own net investment factor, which may be greater or less than one. The net investment factor for each Subaccount for a Valuation Period equals 1 plus the fraction obtained by dividing (a) by (b) where:

(a)  is the net result of:

     1. the investment income, dividends, and capital gains, realized or unrealized, credited during the current Valuation Period; plus

     2. any amount credited or released from reserves for taxes attributable to the operation of the Subaccount; minus

     3. the capital losses, realized or unrealized, charged during the current Valuation Period; minus

     4. any amount charged for taxes or any amount we set aside during the Valuation Period as a reserve for taxes attributable to the operation or maintenance of the Subaccount; minus

     5. the amount charged for mortality and expense risk for that Valuation Period; minus

     6.   the amount charged for administration for that Valuation Period; and

(b) is the value of the assets in the Subaccount at the end of the preceding Valuation Period, adjusted for allocations and transfers to and withdrawals and transfers from the Subaccount occurring during that preceding Valuation Period.

TRANSFER PRIVILEGE

Before the Maturity Date, you may request a transfer of all or a part of the amount in a Subaccount to another Subaccount or to the Guaranteed Account, or transfer a part of an amount in the Guaranteed Account to one or more Subaccounts, subject to the restrictions below. The minimum transfer amount must be the lesser of $500 or the entire Subaccount Value or the Guaranteed Account Value. A transfer request that would reduce the amount in a Subaccount or the Guaranteed Account below $500 is treated as a transfer request for the entire amount in that Subaccount or the Guaranteed Account.


Transfers are made as of the day we receive Notice requesting the transfer. There is no limit on the number of transfers which can be made between Subaccounts or from a Subaccount to the Guaranteed Account. Only one transfer, however, may be made from the Guaranteed Account each Contract Year. (See "Transfers from Guaranteed Account.") The first twelve transfers during each Contract Year are free. Any unused free transfers do not carry over to the next Contract Year. A $25 Transfer Processing Fee will be assessed for the thirteenth and subsequent transfers during a Contract Year. For the purpose of assessing the fee, each request is considered to be one transfer, regardless of the number of Subaccounts or the Guaranteed Account affected by the transfer. The Transfer Processing Fee will be deducted from the amount being transferred. We may restrict the quantity and/or the mode of communication of transfer requests to prohibit disruptive trading that is deemed potentially harmful to Owners (see "Disruptive Trading").

AUTOMATIC ASSET REBALANCING. You may elect Automatic Asset Rebalancing, which authorizes periodic transfers of amounts among the Subaccounts in order to achieve a particular percentage allocation among Subaccounts. The percentage allocations must be in whole numbers and amounts may be allocated only among the Subaccounts. No amounts will be transferred to or from the

Guaranteed Account as a part of Automatic Asset Rebalancing. For example, if your premium allocation is 20% to the Guaranteed Account, 30% to Subaccount A, and 50% to Subaccount B, the rebalancing will allocate the values in the Subaccounts as 37.5% to Subaccount A and 62.5% to Subaccount B. The percentage allocation of your Contract Account Value for rebalancing is based on your premium allocation instructions in effect at the time of rebalancing. Any premium allocation instructions that you give us that differ from your then current premium allocation instructions are treated as a request to change your premium allocation instructions. You should note, however, that a request to transfer amounts among Subaccounts by Notice, telephone, fax or e-mail is not treated as a new premium allocation instruction for these purposes, and will not affect future allocations pursuant to Automatic Asset Rebalancing.

Once elected, Automatic Asset Rebalancing begins at the beginning of the calendar quarter following the calendar quarter during which you make your election. You may change or terminate Automatic Asset Rebalancing by written instruction to us, or by telephone, fax or e-mail if you have previously authorized us to take instructions. Automatic Asset Rebalancing transfers are not subject to any transfer charge and do not count as one of the 12 free transfers available during any Contract Year. Automatic Asset Rebalancing will end if you make a transfer, or change the current premium allocation instructions. However, Automatic Asset Rebalancing transfers do count as transfers for purposes of monitoring for disruptive trading. We reserve the right to suspend Automatic Asset Rebalancing at any time for any class of Contracts for any reason upon written notice to you. You may not elect the Automatic Asset Rebalancing if you elect the Dollar Cost Averaging or Earnings Sweep Program.


ADVANCE ORDERS OF TRANSFERS. You may elect to request transfers of amounts from a Subaccount to the Money Market Subaccount in advance of the time you want the transfers executed. To make this election, you must submit a written Advance Order form to our Service Center specifying a percentage amount of change in Subaccount Value at which shares in the specified Subaccount should be sold and the proceeds transferred to the Money Market Subaccount. After you have submitted the written Advance Order form, you may place or cancel an Advance Order by calling our Service Center. We measure the percentage change in a Subaccount Value by reference to the net investment factor for the specified Subaccount, as measured using the Accumulation Unit value as of the Valuation Period next ended after receipt of the Advance Order at the Service Center. We execute the transfer when the Accumulation Unit value for that Subaccount increases or decreases by at least the percentage specified by you.

Once received at the Service Center, an Advance Order remains in effect until cancelled or superseded by a subsequent Advance Order for a transfer out of the same Subaccount. We do not currently assess a charge for Advance Orders, but reserve the right to charge for this service. In addition, we may terminate the Advance Order privilege or change its terms at any time by providing written notice to you at least 15 days in advance of the termination or modification.


DISRUPTIVE TRADING

Neither the Contracts described in this prospectus nor the Portfolios are designed to support active trading strategies that require frequent movement between or among sub-accounts (sometimes referred to as "market-timing," "short-term trading," or "disruptive trading"). We discourage (and will take action to deter) disruptive trading in the Contracts because the frequent movement between or among Subaccounts may negatively impact other Owners. Short-term trading can result in:

o the dilution of the value of Owners' interests in the Portfolio;

o Portfolio managers taking actions that negatively impact performance (keeping a larger portion of the Portfolio's assets in cash or liquidating investments prematurely in order to support redemption requests); and/or

o increased administrative costs due to frequent purchases and redemptions.

To protect Owners from the negative impact of these practices, we have implemented, or we reserve the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of disruptive trading strategies.

REDEMPTION FEES. Some Portfolios assess a short-term trading fee in connection with transfers from a Subaccount that occur within 60 days after the date of the allocation to that Subaccount. The fee is assessed against the amount transferred and is paid to the Portfolio. Redemption fees compensate the Portfolio for any negative impact on fund performance resulting from short-term trading. For more information on Short-Term Trading Fees, please see the "Short-Term Trading Fees" provision.

U.S. MAIL RESTRICTIONS. We monitor transfer activity in order to identify those who may be engaged in disruptive trading practices. Transaction reports are produced and examined. Generally, a Contract may appear on these reports if the Owner (or a third party acting on their behalf) engages in a certain number of transfers in a given period. We consider each telephone, fax, e-mail, or Written Request to be a single transfer, regardless of the number of Subaccounts (or the Guaranteed Account) involved.

As a result of this monitoring process, we may restrict the method of communication by which transfer orders will be accepted. In general, we will adhere to the following guidelines:


--------------------------------------------- ---------------------------------------------------------------------------------

Trading Behavior                              Our Response

--------------------------------------------- ---------------------------------------------------------------------------------
--------------------------------------------- ---------------------------------------------------------------------------------

6 or more transfers in one calendar quarter   We will mail a letter to the Owner notifying them that:

                                              (1) they have been identified
                                                  as engaging in harmful
                                                  trading practices; and
                                              (2) if their transfers exceed
                                                  11 in 2 consecutive
                                                  calendar quarters or 20
                                                  in one calendar year, the
                                                  Owner will be limited to
                                                  submitting transfer
                                                  requests via U.S. mail.

--------------------------------------------- ---------------------------------------------------------------------------------
--------------------------------------------- ---------------------------------------------------------------------------------

More than 11 transfers in 2 consecutive       We will automatically limit the Owner to submitting transfer requests via U.S.
calendar quarters                             mail.
OR
More than 20 transfers in one calendar year

--------------------------------------------- ---------------------------------------------------------------------------------


Each January 1st, we will start the monitoring anew, so that each Contract starts with 0 transfers each January 1. See, however, the "Other Restrictions" provision below.

MANAGERS OF MULTIPLE POLICIES. Some investment advisers/representatives manage the assets of multiple NLACA policies and/or contracts pursuant to trading authority granted or conveyed by multiple Owners. We will automatically require these multi-contract advisers to submit all transfer requests via U.S. mail.

OTHER RESTRICTIONS. We reserve the right to refuse or limit transfer requests, or take any other action deemed necessary, in order to protect Owners, Annuitants, and Beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some Owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of our monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by us to constitute harmful trading practices, may be restricted.

Any restrictions that we implement will be applied consistently and uniformly. Some transfers do NOT count as transfers for purposes of monitoring for disruptive trading.


DOLLAR COST AVERAGING

The Dollar Cost Averaging program enables you to systematically and automatically transfer, on a monthly basis, specified dollar amounts from a designated Subaccount to other Subaccounts. By allocating specified dollar amounts periodically rather than at one time, you may be less susceptible to the impact of market fluctuations. We, however, make no guarantee that Dollar Cost Averaging will result in a profit or protect against loss.

You may elect Dollar Cost Averaging for a period from 6 to 36 months. To qualify for Dollar Cost Averaging, the following minimum amount must be allocated to your designated Subaccount: 6 months - $3,000; 12 months - $6,000; 18 months - $9,000; 24 months - $12,000; 30 months - $15,000; 36 months - $18,000. At least
$500 must be transferred from the designated Subaccount each month. The amount required to be allocated to the designated Subaccount can be made as an initial or subsequent investment or by transferring amounts into the designated Subaccount from the other Subaccounts or from the Guaranteed Account (which may be subject to certain restrictions). (See "Transfers from Guaranteed Account.")


You may participate in this program by completing the authorization on the Application or at any time after the Contract is issued by properly completing an election form and returning it to us at our Service Center by the beginning of the month. You must also verify that the required minimum amount is in the designated Subaccount. Dollar Cost Averaging transfers may not commence until the later of (1) 30 days after the Contract Date; or (2) five days after the end of the Cancellation Period.

After you make the election, transfers from a Subaccount will be processed monthly until the number of designated transfers has been completed, the value of the Subaccount is completely depleted, or you instruct us in writing to cancel the monthly transfers.

Dollar Cost Averaging transfers do not count as transfers for purposes of assessing the transfer fee and do not count as transfers for purposes of monitoring for disruptive trading. We reserve the right to discontinue offering Dollar Cost Averaging upon 30 days' written notice to you. You may not elect Dollar Cost Averaging if you elect the Automatic Asset Rebalancing or the Earnings Sweep Program.


EARNINGS SWEEP PROGRAM

We also offer another automated transfer program called the Earnings Sweep Program. You may not elect the Earnings Sweep Program if you elect Dollar Cost Averaging or Automatic Asset Rebalancing.

The Earnings Sweep Program enables you to systematically and automatically transfer, on a monthly basis, any "Earnings" accumulated in the Money Market Subaccount or the Guaranteed Account to other specified Subaccount(s). On the same day of each month as the Contract Date (the "monthaversary"), we determine the amount of Earnings, if any, in the Money Market Subaccount or the Guaranteed Account from the prior month, and transfer such Earnings to the specified Subaccount(s). Earnings for any month equal:

o the Contract Account Value in the Money Market Subaccount or the Guaranteed Account on the monthaversary; minus

o the Contract Account Value in the Money Market Subaccount or the Guaranteed Account on the previous monthaversary; minus

o any Net Premiums allocated to the Money Market Subaccount or the Guaranteed Account since that date; minus

o any transfers to the Money Market Subaccount or the Guaranteed Account since that date; plus

o any withdrawals or transfers from the Money Market Subaccount or the Guaranteed Account since that date; plus

o any charges and deductions imposed on the Contract Account Value in the Money Market Subaccount or the Guaranteed Account since that date.


As with Dollar Cost Averaging, by allocating earnings periodically you may be less susceptible to the impact of market fluctuations. We, however, make no guarantee that the Earnings Sweep Program will result in a profit or protect against a loss.

To qualify for the Earnings Sweep Program, you must have a minimum Contract Account Value of $5,000 in the Money Market Subaccount or the Guaranteed Account. You may participate in this program by completing the authorization on the Application or at any time after the Contract is issued by properly completing an election form and returning it to us by the beginning of the month. Earnings Sweep Program transfers may not commence until the later of (1) 30 days after the Contract Date; or (2) five days after the end of the Cancellation Period.


After you make the election, Earnings Sweep Program transfers from the Money Market Subaccount or the Guaranteed Account are processed monthly until the value of the Money Market Subaccount or the Guaranteed Account is completely depleted or you instruct us in writing to cancel the monthly transfers.


Earnings Sweep Program transfers do not count as transfers for purposes of assessing the transfer fee and do not count as transfers for purposes of monitoring for disruptive trading. We reserve the right to discontinue offering the Earnings Sweep Program upon 30 days' written notice to you.


WITHDRAWALS AND SURRENDER

WITHDRAWALS. At any time before the earlier of the death of the Annuitant or the Maturity Date, you may withdraw part of the Surrender Value. With Qualified Contracts, the terms of the related retirement plan may impose additional withdrawal restrictions on participants. For information regarding these additional restrictions, you should contact your plan administrator.

The minimum amount which may be withdrawn under a Contract is $500; the maximum amount is that which would leave a Surrender Value of not less than $2,000. We will treat a withdrawal request which would reduce the amount in a Subaccount or in the Guaranteed Account below $500 as a request for full withdrawal of the amount in that Subaccount or the Guaranteed Account. We will withdraw the amount requested by you from the Contract Account Value as of the day Notice for the withdrawal is received at our Service Center. Any applicable Surrender Charge is deducted from the remaining Contract Account Value. (See "Surrender Charge.")

You may specify the amount to be withdrawn from certain Subaccounts or the Guaranteed Account for the withdrawal. If you do not so specify or if the amount in the designated Subaccounts or Guaranteed Account is inadequate to comply with the request, the withdrawal is made from each Subaccount and the Guaranteed Account based on the proportion that the value in such account bears to the Contract Account Value immediately before the withdrawal.

A withdrawal may have adverse federal income tax consequences. (See "Federal Tax Status.")

SYSTEMATIC WITHDRAWALS. Through the Systematic Withdrawal Plan, you may pre-authorize a periodic exercise of the withdrawal right described in the Contract. You may elect the plan at the time of your Application by completing the authorization on the Application form and making a minimum initial premium payment of $15,000. After the Contract is issued, you may elect the plan by properly completing the election form if the Contract Account Value is at least $15,000. Certain federal income tax consequences may apply to systematic withdrawals from the Contract. You should, therefore, consult with your tax adviser before participating in the Systematic Withdrawal Plan.

Under the Systematic Withdrawal Plan, you can instruct us to withdraw a level dollar amount from the Contract on a monthly or quarterly basis. Withdrawals begin on the monthly or quarterly date following our receipt of the request. The minimum withdrawal is $100 monthly or $300 quarterly. The maximum amount which you can withdraw under the plan in a Contract Year without a Surrender Charge is 10% of the Contract Account Value as of the beginning of the year or 10% of the premiums paid in the first Contract Year if elected at the time of Application. We will notify you if the total amount to be withdrawn in a Contract Year exceeds 10% of the Contract Account Value as of the beginning of that year. Unless you instruct us to reduce the withdrawal amount for that year so that it does not exceed the 10% limit, we will continue to process withdrawals for the designated amount. Once the amount of the withdrawals exceeds the 10% limit, we will deduct the applicable Surrender Charge from the remaining Contract Account Value. (See "Surrender Charge.")

We will pay you the amount requested each month or quarter and make withdrawals from the Subaccounts and the Guaranteed Account based on the proportion that the value in each Subaccount and Guaranteed Account bears to the Contract Account Value immediately prior to the withdrawal.

As stated, withdrawals under the Systematic Withdrawal Plan that do not exceed 10% of the Contract Account Value as of the beginning of such Contract Year are not subject to a Surrender Charge. Notwithstanding any other Surrender Charge rules (see "Surrender Charge"), any other withdrawal in a year when the Systematic Withdrawal Plan has been utilized will be subject to the Surrender Charge. If an additional withdrawal is made from a Contract participating in the plan, systematic withdrawals will automatically terminate and may only be reinstated on or after the beginning of the next Contract Year pursuant to a new request.

You may discontinue systematic withdrawals at any time upon Notice to us. We reserve the right to discontinue offering systematic withdrawals upon 30 days' notice to you. A systematic withdrawal may have adverse tax consequences. (See "Federal Tax Status.")

CHARITABLE REMAINDER TRUST RIDER. You may elect a Charitable Remainder Trust Rider, which combines: (1) an extended Maturity Date to the Contract Anniversary nearest the Annuitant's age 100, unless a lump sum payment of Surrender Value is elected; and (2) a revised Surrender Charge/withdrawal provision. A Charitable Remainder Trust Rider allows income to be distributed and the payment of trustee fees and charges. The Rider only applies the appropriate Surrender Charge to withdrawals or surrenders during a Contract Year that exceed the greater of: (1) 10% of the Contract Account Value as of the beginning of the Contract Year; or
(2) any amounts in excess of the total premiums paid. There is no limit on the number of withdrawals occurring in any Contract Year.


SURRENDER. At any time before the earlier of the death of the Annuitant or the Maturity Date, you may request a surrender of the Contract for its Surrender Value. (See "Surrender Charge.") The surrender request must be on the proper form which you can request from our Service Center. The proceeds paid to you will equal the Surrender Value less any withholding or premium taxes. The Surrender Value will be determined on the date Notice of surrender and the Contract are received at our Service Center. The Surrender Value will be paid in a lump sum unless you request payment under a Payment Option. A surrender may have adverse federal income tax consequences. (See "Federal Tax Status.")

RESTRICTIONS ON DISTRIBUTIONS FROM CERTAIN CONTRACTS. There are certain restrictions on surrenders of and withdrawals from Contracts used as funding vehicles for Section 403(b) retirement plans. Section 403(b)(11) of the Code restricts the distribution under Section 403(b) annuity contracts of: (1) elective contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings in those years on amounts held as of the last year beginning before January 1, 1989. Distributions of those amounts may only occur upon the death of the employee, attainment of age 59 1/2, separation from service, disability, or financial hardship. In addition, income attributable to elective contributions described in (2) and (3) above may not be distributed in the case of hardship.


In the case of other types of Qualified Contracts, federal tax law imposes other restrictions on the form and manner in which benefits may be paid. Likewise, the terms of retirement plans funded by Qualified Contracts also may impose restrictions on the ability of participants to take distributions from the Contracts.

CONTRACT TERMINATION. We may end your Contract and pay the Surrender Value to you if, before the Maturity Date, all of these events simultaneously exist;

      1. no premiums have been paid for at least two years;

      2. the Contract Account Value is less than $2,000; and

      3. the total premiums paid, less any partial withdrawals, are less than $2,000.

We will mail you a notice of our intention to end your Contract at least six months in advance. The Contract will automatically terminate on the date specified in the notice, unless we receive an additional premium payment before the termination date specified in the notice. This additional premium payment must be equal to at least the minimum additional amount required by us. (Termination of the Contract under this provision is not permitted in New Jersey.)

DEATH BENEFIT BEFORE OR AFTER MATURITY DATE

We will deduct any applicable premium tax from the proceeds described below, unless we have already deducted the tax from the premiums when paid.


DEATH OF ANNUITANT. If the Annuitant dies before the Maturity Date, we will pay the death benefit under the Contract to the Beneficiary. During the first six Contract Years, the death benefit is equal to the greater of:


     1. the  premiums  paid,  less  any  withdrawals   (including   applicable
        Surrender Charges); or

     2. the Contract Account Value on the date we receive due proof of Annuitant's death.

After the end of the sixth Contract Year, the death benefit is equal to the greatest of:

     1. the Contract Account Value as of the end of the sixth Contract Year less subsequent amounts withdrawn; or

     2. the Contract Account Value on the date we receive due proof of the Annuitant's death; or

     3. the  premiums  paid,  less  any  withdrawals   (including   applicable
        Surrender Charges).

The proceeds will be paid to the Beneficiary in a lump sum unless the Owner or Beneficiary elects a Payment Option. If the Annuitant is the Owner, the proceeds must be distributed in accordance with the rules set forth below in "Death of Owner" for the death of an Owner before the Maturity Date.

There is no death benefit payable if the Annuitant dies after the Maturity Date.

DEATH OF OWNER. If an Owner dies before the Maturity Date, federal tax law requires (for a Non-Qualified Contract) that the Contract Account Value (or if the Owner is the Annuitant, the proceeds payable upon the Annuitant's death) be distributed to the Beneficiary within five years after the date of the Owner's death. If an Owner dies on or after the Maturity Date, any remaining payments must be distributed at least as rapidly as under the Payment Option in effect on the date of the Owner's death.

These distribution requirements will be considered satisfied as to any portion of the proceeds payable to or for the benefit of a designated Beneficiary, and which is distributed over the life (or a period not exceeding the life expectancy) of that Beneficiary, provided that the distributions begin within one year of the Owner's death. However, if the Owner's spouse is the designated Beneficiary, the Contract may be continued with such surviving spouse as the new Owner. If the Contract has joint Owners, the surviving joint Owner will be the designated Beneficiary. Joint Owners must be husband and wife as of the Contract Date.

If the Owner is not an individual, the Annuitant, as determined in accordance with section 72(s) of the Code, will be treated as Owner for purposes of these distribution requirements, and any changes in the Annuitant will be treated as the death of the Owner.

Other rules may apply to a Qualified Contract.

STEP-UP RIDER. The Step-up Rider is automatically included for Contracts issued in states that permit the Rider for those Contracts with an Annuitant who is age 0-70. The Step-up Rider provides a guaranteed minimum death benefit equal to the Contract Account Value as of the six year Contract Anniversary and is reset every six years to the Contract Account Value on the next six year Contract Anniversary, if greater. This reset continues until the six year Contract Anniversary on or before the Annuitant's 85th birthday. Premiums paid between the six year Contract Anniversaries are also included in the death benefit proceeds. A reduction in the guaranteed minimum death benefit for any withdrawal will be based on the proportion of the withdrawal to the Contract Account Value. At no time will the death benefit proceeds be less than either the Contract Account Value on the date we receive due proof of the Annuitant's death or the sum of premiums paid, less any withdrawals, including applicable Surrender Charges.

PROCEEDS ON MATURITY DATE


Subject to our approval and state law, you select the Maturity Date.


Contract Account Value is applied to purchase a Payment Option as of the Maturity Date. If a lump sum payment is elected on the Maturity Date, the proceeds will equal the Surrender Value on the Maturity Date. In the event that you do not select a Payment Option, Contract Account Value is applied under the Life Annuity with Ten Year Certain Payment Option. (See "Payment Options.")

You may change the Maturity Date subject to these limitations:

     1. Notice is received at our Service Center at least 30 days before the current Maturity Date;

     2. The new Maturity Date is at least 30 days after we receive the change request; and

     3. The new Maturity Date is not later than the first day of the month after the Annuitant's 90th birthday, or any earlier date required by law.

TELEPHONE, FAX, OR E-MAIL REQUESTS


In addition to written requests, we may accept telephone, fax and e-mail instructions from you or an authorized third party at our Service Center regarding transfers, dollar cost averaging, Earnings Sweep Program transfers, automatic asset rebalancing, advance ordering and loans (excluding 403(b) Contracts), and partial and systematic withdrawals (e-mail and fax only), subject to the following conditions:

     1. You must complete and sign our telephone, fax or e-mail request form and send it to us. You also may authorize us in the Application or by Notice to act upon instructions given by telephone, fax or e-mail.


     2. You may designate in the request form a third party to act on your behalf in making telephone, fax or e-mail requests.

We reserve the right to suspend transfer privileges at any time, for any class of Contracts, for any reason.

If you are provided a personal identification number ("PIN") in order to execute electronic transactions, you should protect your PIN, because self-service options will be available to your agent of record and to anyone who provides your PIN. We will not be able to verify that the person providing instructions by telephone, fax, or e-mail is you or is authorized by you. We will employ reasonable procedures to confirm that instructions communicated are genuine. The procedures we follow include requiring some form of personal identification prior to acting on instructions, providing written confirmation of the transaction, and making a tape-recording of the telephone instructions given by you. If we follow reasonable procedures, we will not be liable for any losses due to unauthorized or fraudulent instructions. We, however, may be liable for losses if we do not follow reasonable procedures.

Telephone, facsimile, and e-mail may not always be available. Any telephone, facsimile, or computer system, whether it is yours, your service provider's, your agent's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your request by writing to the Service Center.

DELAYS IN PAYMENTS


Any withdrawal, the Surrender Value, or the death benefit will usually be paid within seven calendar days of receipt of written request or receipt and filing of due proof of death. Payments may be postponed, however, if:


     1. the New York Stock Exchange is closed, other than customary weekend and holiday closings, or trading on the exchange is restricted as determined by the SEC;

     2. the SEC permits by an order the postponement for the protection of Owners; or

     3. the SEC determines that an emergency exists that would make the disposal of securities held in the Variable Account or the determination of the value of the Variable Account's net assets not reasonably practicable.

If a recent check or draft has been submitted, we have the right to defer payment until such check or draft has been honored.

Due to federal laws designed to counter terrorism and prevent money laundering by criminals, we may be required to reject a premium payment. We also may be required to provide additional information about your account to government regulators. In addition, we also may be required to block your account and thereby refuse to pay any request for transfers, withdrawals, surrenders, or death benefits, until instructions are received from the appropriate regulator.

We have the right to defer payment of any withdrawal, surrender, or transfer from the Guaranteed Account for up to six months from the date of receipt of Notice for a withdrawal, surrender, or transfer. If payment is not made within 30 days after our receipt of documentation necessary to complete the transaction, or any shorter period required by a particular jurisdiction, interest will be added to the amount paid from the date of receipt of documentation at an annual rate of 3% or such higher rate required for a particular state.

MODIFICATION

Upon notice to you, we may modify the Contract if a modification:

     1. is necessary so that the Contract, our operations, or the operations of the Variable Account comply with applicable laws or regulations; or

     2. is necessary to assure the continued qualification of the Contract under the Code or other federal or state laws relating to retirement annuities or variable annuity contracts; or

     3. is necessary to reflect a change in the operation of the Variable Account; or

     4. provides other Subaccounts and/or Guaranteed Account options.

In the event of a modification, we will make appropriate endorsement to the Contract.

REPORTS TO CONTRACT OWNERS

At least quarterly, we will mail to you, at your last known address of record, a report containing the Contract Account Value and Surrender Value of the Contract and any further information required by applicable law or regulation.

CONTRACT INQUIRIES

Inquiries regarding a Contract may be made by writing to us at our Service
Center.

                             THE GUARANTEED ACCOUNT

You may allocate some or all of the Net Premiums and transfer some or all of the amounts in the Subaccounts to the Guaranteed Account, which is part of our General Account. The Guaranteed Account pays interest at declared rates that are guaranteed for each calendar year and must be at least 3%. The principal, after deductions, is also guaranteed. Our General Account supports our insurance and annuity obligations. The Guaranteed Account has not, and is not required to be, registered with the SEC under the Securities Act of 1933, and neither the Guaranteed Account nor our General Account has been registered as an investment company under the 1940 Act. Neither our General Account, the Guaranteed Account, nor any interests therein are generally subject to regulation under these laws. The disclosures relating to these accounts which are included in this prospectus are for your information and have not been reviewed by the SEC. These disclosures, however, may be subject to certain generally applicable provisions of federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

The portion of the Contract Account Value allocated to the Guaranteed Account will be credited with rates of interest as described below. Since the Guaranteed Account is part of our General Account, we assume the risk of investment gain or loss on this amount. All assets in the General Account are subject to our general liabilities from business operations.

MINIMUM GUARANTEED AND CURRENT INTEREST RATES

The Guaranteed Account Value is guaranteed to accumulate at a minimum effective annual interest rate of 3%. We intend to credit the Guaranteed Account Value with current rates in excess of this minimum guarantee, but we are not obligated to do so. These current interest rates are influenced by, but do not necessarily correspond to, prevailing general market interest rates. Since we anticipate changing the current interest rate in our discretion from time to time, different allocations to the Guaranteed Account Value will be credited with different current interest rates. The interest rate credited to each amount allocated or transferred to the Guaranteed Account will apply to the end of the calendar year in which an amount is received or transferred. At the end of the calendar year, we will determine a new current interest rate on the amount and any accrued interest thereon (which may be a different current interest rate from the current interest rate on new allocations to the Guaranteed Account on that date). The rate declared on this amount and any accrued interest thereon at the end of each calendar year will be guaranteed for the following calendar year. Any interest credited on the amounts in the Guaranteed Account in excess of the minimum guaranteed effective annual interest rate of 3% will be determined in our sole discretion. You assume the risk that interest credited may not exceed the guaranteed minimum rate.

For purposes of crediting interest and deducting charges, the Guaranteed Account uses a last-in, first-out method (i.e., LIFO) of accounting for allocations of Net Premium and for transfers of Contract Account Value.

We reserve the right to change the method of crediting interest from time to time, provided that the changes do not have the effect of reducing the minimum guaranteed effective annual interest rate below 3% or shorten the period for which the interest rate applies to less than a calendar year (except for the year in which an amount is received or transferred).

CALCULATION OF GUARANTEED ACCOUNT VALUE

The Guaranteed Account Value at any time is equal to amounts you allocate or transfer to the Guaranteed Account plus interest credited on these amounts, minus amounts deducted, transferred, or withdrawn from the Guaranteed Account.

TRANSFERS FROM GUARANTEED ACCOUNT

Within 30 days before or after any Contract Anniversary, you may make one transfer from the Guaranteed Account to any or all of the Subaccounts. The amount transferred from the Guaranteed Account may not exceed 25% of the Guaranteed Account Value on the date of transfer, unless the balance after the transfer is less than $500, in which case the entire amount will be transferred. Subject to the next paragraph, if Notice for a transfer is received before a Contract Anniversary, the transfer will be made as of the Contract Anniversary; if Notice for a transfer is received within 30 days after the Contract Anniversary, the transfer will be made as of the date we receive Notice at our Service Center.

PAYMENT DEFERRAL

We may defer payment of any withdrawal, cash surrender, or transfer from the Guaranteed Account for up to six months from the date of our receipt of the Notice for withdrawal, surrender, or transfer.

                             CHARGES AND DEDUCTIONS

SURRENDER CHARGE (CONTINGENT DEFERRED SALES CHARGE)

GENERAL. We do not deduct a charge for sales expense from premiums at the time they are paid. Within certain time limits described below, however, a Surrender Charge (contingent deferred sales charge) is deducted from the Contract Account Value if a withdrawal is made or a Contract is surrendered before annuity payments begin. If the Surrender Charge is insufficient to cover sales expenses, the loss will be borne by us; conversely, if the amount of the Surrender Charge is more than our sales expenses, the excess will be retained by us. We do not currently believe that the Surrender Charges will cover the expected costs of distributing the Contracts. Any shortfall will be made up from our general assets, which may include proceeds derived from mortality and expense risk charges.

CHARGES FOR WITHDRAWAL OR SURRENDER. If a withdrawal is made or a Contract is surrendered, the applicable Surrender Charge will be as follows:

 CONTRACT YEAR IN WHICH WITHDRAWAL OR         CHARGES AS PERCENTAGE OF AMOUNT
           SURRENDER OCCURS                       WITHDRAWN OR SURRENDERED
 ---------------------------------------      ----------------------------------
 ---------------------------------------      ----------------------------------
                  1                                          6%
                  2                                          5
                  3                                          4
                  4                                          3
                  5                                          2
                  6                                          1
             7 and after                                     0

We do not deduct a Surrender Charge if the withdrawal or surrender occurs after six full Contract Years. In addition, no Surrender Charge is deducted on the Maturity Date if the Contract proceeds are applied under a Payment Option.

In no event will the total Surrender Charges assessed under a Contract exceed 8 1/2% of the total premiums received under that Contract.

When a Contract is surrendered, the Surrender Charge is deducted from the Contract Account Value in determining the Surrender Value. For a withdrawal, the Surrender Charge is deducted from the Contract Account Value remaining after the amount requested is withdrawn.

FREE WITHDRAWAL AMOUNT CHARGE. Subject to certain restrictions, you may withdraw or surrender up to 10% of the Contract Account Value as of the beginning of a Contract Year within that Contract Year without a Surrender Charge. During the first Contract Year, the full amount of all withdrawals (and any surrender) will be subject to the Surrender Charge. After the first Contract Year, the otherwise applicable Surrender Charge will not be applied to the first and second withdrawals during a Contract Year to the extent that the amount withdrawn is not in excess of 10% of the Contract Account Value as of the beginning of that Contract Year. This right is not cumulative from Contract Year to Contract Year. If the Contract is surrendered and there have been no prior withdrawals during that Contract Year, no Surrender Charge will apply to the amount of the surrender up to 10% of the Contract Account Value as of the beginning of that Contract Year.

After the first Contract Year, any amounts withdrawn in excess of 10% or subsequent to the second withdrawal in a Contract Year will be assessed a Surrender Charge. If a surrender is made during a Contract Year in which one or no withdrawals have been made, you may surrender free of charge an amount equal to 10% of the Contract Account Value as of the beginning of the Contract Year less the total amount previously withdrawn during that Contract Year without imposition of the Surrender Charge. Only the excess amount will be subject to the Surrender Charge.

ADMINISTRATIVE CHARGES

ANNUAL ADMINISTRATION FEE. On each Contract Anniversary prior to and including the Maturity Date, and upon surrender of a Contract or on the Maturity Date (other than on a Contract Anniversary), we deduct from the Contract Account Value an Annual Administration Fee of $30 for our administrative expenses relating to the Contract. The charge is deducted from each Subaccount and the Guaranteed Account based on the proportion that the value in each account bears to the total Contract Account Value. Some states may limit the amount of the Annual Administration Fee. No Annual Administration Fee is payable during the annuity period.

ASSET-BASED ADMINISTRATION CHARGE. To compensate us for costs associated with administration of the Contracts, prior to the Maturity Date we deduct a daily asset-based administration charge from the assets of the Variable Account equal to an annual rate of 0.15%.

The Contracts are administered by NLICA pursuant to a Service Agreement between NLICA and ourselves. Under the agreement, NLICA also maintains records of transactions relating to the Contracts and provides other services.

TRANSFER PROCESSING FEE. The first twelve transfers during each Contract Year are free. A $25 Transfer Processing Fee will be assessed for each additional transfer during such Contract Year. For the purpose of assessing the fee, each Notice of transfer is considered to be one transfer, regardless of the number of Subaccounts or accounts affected by the transfer. The Transfer Processing Fee will be deducted from the amount being transferred. We do not assess a transfer charge for systematic transfers, including Dollar Cost Averaging, Earnings Sweep Program, and Automatic Asset Rebalancing. We do not expect a profit from this fee.

MORTALITY AND EXPENSE RISK CHARGE

To compensate us for assuming mortality and expense risks, prior to the Maturity Date we deduct a daily Mortality and Expense Risk Charge from the assets of the Variable Account. We will impose a charge in an amount that is equal to an annual rate of 1.25% (daily rate of .00342466%) (approximately 0.70% for mortality risk and 0.55% for expense risk).

The mortality risk we assume is that Annuitants may live for a longer period of time than estimated when the guarantees in a Contract are established. Because of these guarantees, each Payee is assured that longevity will not have an adverse effect on the annuity payments received. The mortality risk we assume also includes a guarantee to pay a death benefit if the Annuitant dies before the Maturity Date. The expense risk we assume is the risk that the Surrender Charges, Administration Fees, and Transfer Processing Fees may be insufficient to cover our actual expenses. If there are any profits from fees and charges deducted under the Contract, including but not limited to mortality and expense risk charges, these profits could be used to finance the distribution of the Contracts.


SHORT-TERM TRADING FEES

Some Portfolios may assess (or reserve the right to assess) a short-term trading fee (or "redemption fee") in connection with transfers from a Subaccount that occur within 60 days after the date of allocation to the Subaccount.

Short-Term Trading Fees are intended to compensate the Portfolio (and Owners with interests allocated in the Portfolio) for the negative impact on fund performance that may result from frequent, short-term trading strategies. Short-Term Trading Fees are not intended to affect the large majority of Owners not engaged in such strategies.

Any Short-Term Trading Fee assessed by any Portfolio available in conjunction with the Contracts will equal 1% of the amount determined to be engaged in short-term trading. Short-Term Trading Fees will only apply to those Subaccounts corresponding to Portfolios that charge such fees (see the Portfolio prospectus). Any Short-Term Trading fees paid are retained by the Portfolio, not by us, and are part of the Portfolio's assets. Owners are responsible for monitoring the length of time allocations are held in any particular Portfolio. We will not provide advance notice of the assessment of any applicable Short-Term Trading Fee.

For a complete list of the Portfolios offered under the Contract that assess (or reserve the right to assess) a Short-Term Trading Fee, please see the Fee Table earlier in this prospectus.

If a redemption fee is assessed, the Portfolio will charge the Variable Account 1% of the amount determined to be engaged in short-term trading. The Variable Account will then pass the Short-Term Trading Fee on to the specific Owner that engaged in short-term trading by deducting an amount equal to the redemption fee from that Owner's Subaccount value. All such fees will be remitted to the Portfolio; none of the fee proceeds will be retained by us or the Variable Account.

When multiple premiums (or exchanges) are made to a Subaccount that is subject to Short-Term Trading Fees, transfers will be considered to be made on a first in/first out (FIFO) basis for purposes of determining Short-Term Trading Fees. In other words, units held the longest time will be treated as being transferred first, and units held for the shortest time will be treated as being transferred last.

Some transactions are not subject to the Short-Term Trading Fees. Transactions that are not subject to Short-Term Trading Fees include:

o scheduled and systematic transfers, such as Dollar Cost Averaging and Automatic Asset Rebalancing;

o Contract loans or surrenders, including CDSC-free withdrawals;

o transfers  made upon  annuitization  of the Contract;

o surrenders of annuity units to make annuity payments; or

o surrenders of accumulation units to pay a death benefit.

New share classes of certain currently available Portfolios may be added as investment options under the Contracts. These new share classes may require the assessment of short-term trading or redemption fees. When these new share classes are added, new premium allocations and exchange reallocations to the Portfolios in question may be limited to the new share class.


INVESTMENT ADVISORY FEES AND OTHER EXPENSES OF THE PORTFOLIOS

Because the Variable Account purchases shares of the Portfolios, the performance of each Subaccount reflects the deduction of investment advisory fees and other expenses incurred by the Portfolios. For each Portfolio, an investment adviser is paid a fee that is a percentage of a Portfolio's average daily net assets, and thus the actual fee paid depends on the size of the Portfolio. Each Portfolio also pays most or all of its operating expenses. See the accompanying current prospectuses for the Portfolios for further details.

PREMIUM TAXES

Various states and other governmental entities levy a premium tax on annuity contracts issued by insurance companies. Premium tax rates are subject to change from time to time by legislative and other governmental action and currently range from 0.0% to 4.0%. In addition, other governmental units within a state may levy these taxes.


The timing of tax levies varies from one taxing authority to another. If premium taxes are applicable to a Contract, they will be deducted, depending on when the taxes are paid to the taxing authority, either (1) from premiums as they are received; or (2) from the Contract proceeds upon withdrawal or surrender, application of the proceeds to a Payment Option, or payment of death benefit proceeds.

OTHER TAXES

Currently, we do not make a charge against the Variable Account for federal, state or local taxes. We may, however, make such a charge in the future if income or gains within the Variable Account will result in any federal income tax liability to us. Charges for other taxes attributable to the Variable Account, if any, may also be made.

CHARGE DISCOUNTS FOR SALES TO CERTAIN CONTRACTS

The Contract is available for purchase by individuals, corporations, and other groups. We may reduce or waive certain charges (Surrender Charge, Annual Administration Fee, or other charges) where the size or nature of such sales results in savings to us with respect to sales, administrative, or other costs. We also may reduce or waive charges on Contracts sold to officers, directors, and employees of NLACA or its affiliates. The extent and nature of the reduction or waiver may change from time to time, and the charge structure may vary.

Generally, we reduce or waive charges based on a number of factors, including:

o the number of Contract Owners;

o the size of the group of purchasers;

o the total premium expected to be paid;

o total assets under management for the Contract Owner;

o the purpose for which the Contracts are being purchased;

o the expected persistency of individual Contracts; and

o any other circumstances which are rationally related to the expected reduction in expenses.

Reductions or waivers of charges will not discriminate unfairly among Contract Owners.

                                 PAYMENT OPTIONS

The Contract ends on the Maturity Date. At that time the Contract Account Value will be applied to purchase a Payment Option, unless you elect to receive the Surrender Value in a single sum. If your election of a Payment Option has not been filed at our Service Center by the Maturity Date, the proceeds will be paid as a life annuity under Option B, described below.

Before the Maturity Date, you can have the Surrender Value applied under a Payment Option. In addition, a Beneficiary can have the death benefit applied under a Payment Option, unless you have already selected a Payment Option for the Beneficiary. Any premium tax applicable will be deducted from the Surrender Value or the Contract Account Value at the time payments commence.

Your Contract must be surrendered so that the applicable amount can be paid in a lump sum or a supplemental contract for the applicable Payment Option can be issued. We also reserve the right to require satisfactory evidence of the identity, birth date, and sex of any Annuitant, and satisfactory evidence that any Annuitant is still alive. Before making each annuity payment under a life-contingent Payment Option, we reserve the right to require satisfactory evidence that any Annuitant is still alive.

The available Payment Options are described below. The Payment Options are fixed, which means that each option has a fixed and guaranteed amount to be paid during the annuity period that is not in any way dependent upon the investment experience of the Variable Account.

ELECTION OF PAYMENT OPTIONS

A Payment Option may be elected, revoked, or changed at any time before the Maturity Date while the Annuitant is living. If the Payee is other than the Owner, the election of a Payment Option requires our consent. If an election is not in effect at the Annuitant's death, or if payment is to be made in one sum under an existing election, the Beneficiary may elect one of the options after the death of the Annuitant.

An election of option and any revocation or change must be made by Notice. Notice must be filed with our Service Center.

An option may not be elected if any periodic payment under the election would be less than $50. Subject to this condition, payments may be made annually, semi-annually, quarterly, or monthly and are made at the beginning of the period.

In addition, instead of choosing one of the Payment Options listed below, you may elect to receive payments in any other manner that is acceptable to us and permissible under applicable law.

DESCRIPTION OF PAYMENT OPTIONS

OPTION A - LIFE ANNUITY OPTION. Under this Payment Option, payments are made in equal amounts each month during the Payee's lifetime with payments ceasing with the last payment prior to the death of the Payee. No amounts are payable after the Payee dies. Therefore, if the Payee dies immediately following the date of the first payment, the Payee will receive one monthly payment only.

OPTION B - LIFE ANNUITY OPTION WITH 10 YEARS GUARANTEED. Under this Payment Option, payments are made in equal amounts each month during the Payee's lifetime with the guarantee that payments will be made for a period of not less than ten years. Under this option, if any Beneficiary dies while receiving payment, the present value of the current dollar amount on the date of death of any remaining guaranteed payments will be paid in one sum to the executors or administrators of the Beneficiary unless otherwise provided in writing.

Calculation of this present value will be at 3% which is the rate of interest assumed in computing the amount of annuity payments.

The amount of each payment will be determined from the tables in the Contract which apply to either Option A or Option B based upon the Payee's age and sex. If the Contract is sold in a group or employer-sponsored arrangement, the amount of the payments will be based on the Payee's age only. Age is determined from the nearest birthday at the due date of the first payment.


ALTERNATE INCOME OPTION. Instead of the above Payment Options, the Contract Account Value, Surrender Value, or death benefit, as applicable, may be settled under an alternate income option based on our single premium immediate annuity rates in effect at the time of settlement. These rates will be adjusted so that the first payment will be made immediately (at the beginning of the first month, rather than at the end of the month) which will result in receipt of one additional payment. These rates are 4% higher than our standard immediate annuity rates.


                            YIELDS AND TOTAL RETURNS


MONEY MARKET YIELDS

We may advertise the "yield" and "effective yield" for the Money Market Subaccount. Yield and effective yield are annualized, which means that it is assumed that the Portfolio generates the same level of net income throughout a year.

Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the Portfolio's Accumulation Units. The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC. Thus, effective yield will be slightly higher than yield, due to the compounding.

HISTORICAL PERFORMANCE OF THE SUBACCOUNTS

We will advertise historical performance of the Subaccounts in accordance with SEC prescribed calculations. Performance information is annualized. However, if a Subaccount has been available in the Variable Account for less than one year, the performance information for that Subaccount is not annualized. Performance information is based on historical earnings and is not intended to predict or project future results.

Standardized performance will reflect the Contract charges, the Annual Administration Fee, and the Surrender Charge schedule. Non-standardized performance, which will be accompanied by standardized performance, will reflect other expense structures contemplated under the Contract. The expense assumptions will be stated in the advertisement.


                               FEDERAL TAX STATUS


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     THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE.

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INTRODUCTION

The following summary provides a general description of the federal income tax considerations associated with the Contract and does not purport to be complete or to cover all tax situations. This discussion is not intended as tax advice. You should consult your tax adviser for more complete information. This discussion is based upon our understanding of the present federal income tax laws. No representation is made as to the likelihood of continuation of the present federal income tax laws or how they may be interpreted by the Internal Revenue Service (the "IRS"). Furthermore, no attempt is made to consider any applicable state tax or other tax laws, or to address any federal estate, or state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract.

The Contract may be purchased on a tax-qualified basis or on a non-tax-qualified basis. Qualified Contracts are designed for use by individuals whose premium payments consist solely of proceeds from and/or contributions under retirement plans that are intended to qualify as plans entitled to special income tax treatment under sections 401(a), 403(b), 408 or 408A of the Code. The ultimate effect of federal income taxes on the amounts held under a Contract, or annuity payments, depends on the type of retirement plan, on the tax and employment status of the individual concerned, and on NLACA's tax status. In addition, certain requirements must be satisfied in purchasing a Qualified Contract with proceeds from a tax-qualified plan and receiving distributions from a Qualified Contract in order to continue receiving favorable tax treatment. Some retirement plans are subject to distribution and other requirements that are not incorporated into our Contract administration procedures. Owners, participants, Beneficiaries, and Payees are responsible for determining that contributions, distributions, and other transactions with respect to the Contracts comply with applicable law. Therefore, purchasers of Qualified Contracts should seek tax advice regarding the suitability of a Contract for their situation. The following discussion assumes that Qualified Contracts are purchased with proceeds from and/or contributions under retirement plans that qualify for the intended special federal income tax treatment.

TAX STATUS OF THE CONTRACTS

DIVERSIFICATION REQUIREMENTS. The Code requires that the investments of the Variable Account be "adequately diversified" in order for the Contract to be treated as an annuity contract for federal income tax purposes. It is intended that the Variable Account, through the Funds, will satisfy these diversification requirements.

OWNER CONTROL. In certain circumstances, owners of variable annuity contracts have been considered for federal income tax purposes to be the owners of the assets of the variable account supporting their contracts because of their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the Contracts, such as the flexibility of an Owner to allocate premium payments and transfer Contract Account Value, have not been explicitly addressed in published rulings. While we believe that the Contract does not give Owners investment control over Variable Account assets, we reserve the right to modify the Contract as necessary to prevent an Owner from being treated as the owner of the Variable Account assets supporting the Contract.


REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for federal income tax purposes, the Code requires any non-qualified contract to contain certain provisions specifying how the owner's interest in the contract will be distributed in the event of the owner's death. The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review these provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.


Other rules may apply to Qualified Contracts.

The following discussion assumes that the Contracts will qualify as annuity contracts for federal income tax purposes.

TAXATION OF ANNUITIES - IN GENERAL

We believe that if an Owner is a natural person, the Owner generally will not be taxed on increases in the value of a Contract until a distribution occurs or until annuity payments begin. (For these purposes, an agreement to assign or pledge any portion of the Contract Account Value and, in the case of a Qualified Contract, any portion of an interest in a retirement plan generally is treated as a distribution.)

TAXATION OF NON-QUALIFIED CONTRACTS

NON-NATURAL PERSON. The Owner of a Contract who is not a natural person generally must include in income any increase in the excess of the Contract Account Value over the "investment in the Contract" (generally, the premiums or other consideration paid for the Contract) during the taxable year. There are some exceptions to this rule and a prospective Owner that is not a natural person may wish to discuss these with a tax adviser. The following discussion generally applies to Contracts owned by natural persons.


WITHDRAWALS AND SURRENDERS. When a withdrawal from a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the Contract Account Value immediately before the distribution over the Owner's investment in the Contract (generally, the premiums or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. In the case of a surrender under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the Owner's investment in the Contract.


PENALTY TAX ON CERTAIN WITHDRAWALS AND SURRENDERS. In the case of a distribution from a Non-Qualified Contract, there may be imposed a federal tax penalty equal to ten percent of the amount treated as income. In general, however, there is no penalty on distributions:

o made on or after the taxpayer reaches age 59 1/2;

o made on or after the death of an Owner;

o attributable to the taxpayer's becoming disabled; or

o made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. A tax adviser should be consulted with regard to exceptions from the penalty tax.

ANNUITY PAYMENTS. Although tax consequences may vary depending on the Payment Option elected under a Contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow an Owner to recover his or her investment in the Contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once an investment in the Contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income.

WITHHOLDING. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

TAXATION OF DEATH BENEFIT PROCEEDS. Amounts may be distributed from a Contract because of the Owner's or Annuitant's death. Generally, these amounts are includible in the income of the recipient as follows: (1) if distributed in a lump sum, the amounts are taxed in the same manner as a surrender of the Contract; or (2) if distributed under a Payment Option, the amounts are taxed in the same way as annuity payments.

TRANSFERS, ASSIGNMENTS, OR EXCHANGES OF A CONTRACT. A transfer or assignment of ownership of a Contract, the designation of an Annuitant or Payee other than the Owner, the selection of certain Maturity Dates, or the exchange of a Contract may result in tax consequences to an Owner that are not discussed here. An Owner contemplating any transfer, assignment, designation, or exchange should consult a tax adviser as to these tax consequences.

CHARITABLE REMAINDER TRUST RIDER. Issues arising in connection with the ownership of certain annuity contracts by charitable remainder trusts are currently under extensive review by the IRS. You should consult a competent legal or tax adviser before arranging for the purchase of a Contract and/or Charitable Remainder Trust Rider by, or transfer of a Contract and/or Charitable Remainder Trust Rider to, a charitable remainder trust.

MULTIPLE CONTRACTS. All non-qualified deferred annuity contracts that are issued by NLACA (or its affiliates) to the same Owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in the Owner's income when a taxable distribution occurs.

TAXATION OF QUALIFIED CONTRACTS

The Contracts are designed for use with several types of qualified retirement plans. The tax rules applicable to participants in these qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Therefore, no attempt is made to provide more than general information about the use of the Contracts with qualified retirement plans. Owners, Annuitants, Beneficiaries, and Payees are cautioned that the rights of any person to any benefits under these qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract, but we are not bound by the terms and conditions of any plan to the extent these terms and conditions contradict the Contract.

The Owner may wish to consult a tax adviser regarding the use of the Contract within a qualified retirement plan or in connection with other employee benefit plans or arrangements that receive favorable tax treatment, since many plans or arrangements provide the same type of tax deferral as provided by the Contract. The Contract provides a number of extra benefits and features not provided by employee benefit plans or arrangements alone, although there are costs and expenses under the Contract related to these benefits and features. Owners should carefully consider these benefits and features in relation to their costs as they apply to the Owner's particular situation. Further, Qualified Contracts have minimum distribution rules that govern the timing and amount of distributions. An Owner should refer to his or her retirement plan, adoption agreement, or consult a tax advisor for more information about these distribution rules.

DISTRIBUTIONS. Annuity payments under a Qualified Contract are generally taxed in a manner similar to a Non-Qualified Contract. When a withdrawal from a Qualified Contract occurs, a pro rata portion of the amount received is taxable, generally based on the relationship between the Owner's investment in the Contract to the participant's total accrued benefit balance under the retirement plan. For Qualified Contracts, however, the investment in the Contracts will generally be zero unless nondeductible or after-tax contributions have previously been made to the relevant qualified plan or employer contributions or investment earnings have been previously includible in income of the employee.

Brief descriptions follow of different types of qualified retirement plans that may be used in connection with a Contract. We will endorse the Contract as necessary to conform it to the requirements of a plan.

CORPORATE AND SELF-EMPLOYED PENSION AND PROFIT SHARING PLANS. Section 401(a) of the Code permits corporate employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish these plans for themselves and their employees. These retirement plans may permit the purchase of Contracts to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant, or to both may result if a Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all applicable legal requirements prior to transfer of the Contract. Employers intending to use the Contract with such plans should seek competent tax advice.


INDIVIDUAL RETIREMENT ANNUITIES. Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA." There are legal limitations on the amount of the premiums or contributions under the IRA, the deductible amount of the contribution, the persons who may be eligible, and the time when distributions commence. Also, distributions from certain other types of qualified retirement plans may be "rolled over" or transferred on a tax-deferred basis into an IRA. Distributions, other than distributions of non-deductible contributions, are subject to income tax, and a 10% penalty tax is imposed on distributions before age 59 1/2, unless an exception applies. Certain small employers may establish SIMPLE IRA plans that allow employees to defer a percentage of their compensation up to a specified annual amount and employers to make matching or non-elective contributions to SIMPLE IRAs on behalf of their employees. Distributions from SIMPLE IRAs are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain restrictions, premature distributions prior to age 59 1/2 are subject to a 10% penalty tax. Distributions before age 59 1/2 in the first two years of a SIMPLE IRA are, unless an exception applies, subject to a 25% penalty tax, and special restrictions apply to rollovers and transfers from SIMPLE IRAs. Employers may also establish simplified employee pension (SEP) plans to make IRA contributions on behalf of their employees. The Code may impose additional restrictions on IRAs, SIMPLE IRAs, and SEP IRAs.



ROTH IRAS. Section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA, which are subject to certain limitations, are not deductible, and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax, and other special rules may apply. "Qualified distributions" from a Roth IRA, as well as distributions which are the return of the owner's contributions to the Roth IRA, are generally not subject to tax. "Qualified distributions" are distributions that satisfy a five-year holding period and are made: (1) after the owner reaches age 59 1/2; (2) to the beneficiary of the owner after the owner's death;
(3) on account of the owner's disability; or (4) to pay for first-time home-buying expenses. Federal income tax, as well as a 10% penalty tax, will generally apply to distributions that are not "qualified distributions."

TAX SHELTERED ANNUITIES. Section 403(b) of the Code allows employees of certain section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a contract that will provide an annuity for the employee's retirement. These premium payments may be subject to FICA (social security) tax.

The following amounts may not be distributed from Code section 403(b) annuity contracts prior to the employee's death, attainment of age 59 1/2, separation from service, disability, or financial hardship: (1) elective contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings in such years on amounts held as of the last year beginning before January 1, 1989. In addition, earnings on amounts described in (2) or (3) above may not be distributed in the case of hardship.

DEATH BENEFITS. The Contract includes a death benefit that in some cases may exceed the greater of premiums paid or the Contract Account Value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan or 403(b) plan. Because the death benefit may exceed this limitation, employers using the Contract in connection with such plans should consult their tax adviser. In addition, the IRS has not reviewed the Contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the provision in the Contract comports with IRA qualification requirements.

FOREIGN TAX CREDITS

To the extent that any underlying eligible Portfolio makes the appropriate election, certain foreign taxes paid by the Portfolio will be treated as being paid by us, and we may deduct or claim a tax credit for such taxes. The benefits of any such deduction or credit will not be passed through to Contract Owners.

WITHHOLDING

Distributions from a Contract generally are subject to withholding for the Owner's federal income tax liability. The withholding rate varies according to the type of distribution and the Owner's tax status. The Owner will be provided the opportunity to elect not to have tax withheld from distributions.

"Eligible rollover distributions" from section 401(a) plans and section 403(b) tax-sheltered annuities are subject to a mandatory federal income tax withholding of 20%. Generally, an eligible rollover distribution is a distribution from these plans, except for certain distributions such as minimum distributions required by the Code, certain after-tax contributions, distributions paid in the form of an annuity, and certain hardship withdrawals. The 20% withholding does not apply, however, if the Owner chooses a "direct rollover" from the plan to a section 401(a), section 403(b), or governmental section 457 plan or to an IRA.

POSSIBLE CHANGES IN TAXATION

Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective prior to the date of the change). A tax adviser should be consulted with respect to legislative developments and their effect on the Contract.

We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that Owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion as tax advice.

OTHER TAX CONSEQUENCES

As noted above, the foregoing comments about the federal tax consequences under the Contract are not exhaustive, and special rules are provided with respect to other tax situations not discussed in this prospectus. Further, the federal income tax consequences discussed herein reflect our understanding of current law, and the law may change. Federal estate and state and local estate, inheritance, and other tax consequences of ownership or receipt of distributions under a Contract depend on the individual circumstances of each Owner or recipient of the distribution. A tax adviser should be consulted for further information.

                            DISTRIBUTION OF CONTRACTS

The Contracts are no longer offered to the public. Applications for Contracts were solicited by agents who are licensed by applicable state insurance authorities and authorized by us to sell the Contracts, and who are registered representatives of 1717 or other broker/dealers. 1717 is a wholly-owned indirect subsidiary of NLICA and is registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer. 1717 is also a member of the NASD.


1717 acts as the principal underwriter, as defined in the 1940 Act, of the Contracts pursuant to an Underwriting Agreement between 1717 and ourselves. 1717's principal business address is Christiana Executive Campus, P.O. Box 15626, Wilmington, Delaware 19850. The Contracts may also have been sold through other broker-dealers registered under the Securities Exchange Act of 1934 that have a selling agreement with 1717 or have a selling agreement with another broker-dealer that has a selling agreement with 1717. 1717 received $21,289,040, $24,720,887, and $31,829,824 during 2003, 2002, and 2001, respectively, as principal underwriter of the Contracts and of other variable annuity contracts and variable life insurance policies offered by NLACA and its affiliates. 1717 did not retain any compensation as principal underwriter during the past three fiscal years.


More information about 1717 and its registered representatives is available at http://www.nasdr.com or by calling (800) 289-9999. You also can obtain an investor brochure from NASD Regulation that includes information describing its Public Disclosure Program.


THE CONTRACT IN GENERAL

In general, deferred variable annuities are long-term investments; they are not intended as short-term investments. Accordingly, NLACA has designed the contract to offer features, pricing, and investment options that encourage long-term ownership. It is very important that contract owners understand all the costs associated with owning a contract, and if and how those costs change during the lifetime of the contract. The various contract charges are assessed in order to compensate NLACA for administrative services, distribution and operational expenses, and assumed actuarial risks associated with the contract.

Following is a discussion of some relevant factors that may be of particular interest to prospective investors.

DISTRIBUTION, PROMOTIONAL AND SALES EXPENSES. NLACA pays commissions to the firms that sell the contracts. The maximum gross commission that NLACA will pay on the sale of the contracts is 7% of premium. Note that the individual registered representatives typically receive only a portion of this amount; the remainder is retained by the firm. NLACA may also, instead of a premium-based commission, pay an asset-based commission (sometimes referred to as "trails" or "residuals"), or a combination of the two.

In addition to or partially in lieu of commission, NLACA may also pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market NLACA's products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of NLACA's products. For more information on the exact compensation arrangement associated with this contract, please consult your registered representative.

Portfolios. The Portfolios incur expense each time they sell, administer, or redeem their shares. The Variable Account (established and administered by NLACA or an affiliate) aggregates all Contract Owner purchase, redemption, and transfer requests and submits one net purchase/redemption request to the Portfolio each day. Thus, from the Portfolio's standpoint, the Variable Account is a single shareholder. When the Variable Account aggregates transactions, the Portfolio is relieved of incurring the expense of processing individual transactions. The expense is incurred by NLACA or an affiliate.

NLACA also pays the costs of selling the contract (as discussed above), which benefits the Portfolios by providing Contract Owners with access to the Subaccounts that correspond to the Portfolios.

The Portfolios understand and acknowledge the value of these services provided by NLACA. Accordingly, the Portfolios pay NLACA (or an affiliate) a fee for some of the distribution and operational services that NLACA provides (and related costs incurred). These payments may be made pursuant to a Portfolio's 12b-1 plan, in which case they are deducted from Portfolio assets. Alternatively, such payments may be made pursuant to service/administration agreements between NLACA (or a NLACA affiliate) and the Portfolio's adviser (or an affiliate), in which case payments are typically made from assets outside of the Portfolio assets. In some cases, however, payments received may derive from sub-transfer agent fees or fees taken pursuant to administrative service plans adopted by the Portfolio.

NLACA took into consideration the anticipated payments from Portfolios when it determined the charges that would be assessed under the Contract. Without these payments, Contract charges would be higher. Only those Portfolios that agree to pay Nationwide a fee will be offered in the Contract.

PROFITABILITY. NLACA does consider profitability when determining the charges in the Contract. In early Contract years, NLACA does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher. NLACA does, however, anticipate earning a profit in later Contract years. In general, NLACA's profit will be greater the higher the investment return and the longer the Contract is held.


                                LEGAL PROCEEDINGS


NLACA and/or its parent company, Nationwide Life Insurance Company of America, are a party to litigation and arbitration proceedings in the ordinary course of their business.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements.

NLICA is a defendant in a class action originally filed on or about January 11, 1999 entitled Butler v. Provident Mutual Life Insurance Company. That class action challenged the plan of Provident Mutual Life Insurance Company ("Provident") to convert from a mutual life insurance company into a stock life insurance company owned by a mutual holding company. After the Court entered an order on September 16, 1999 enjoining the completion of this plan without further disclosures to policyholders, the plaintiffs filed an amended complaint in the summer of 2002 demanding that Provident consummate a proposed sponsored demutualization with NLICA.

NLICA is a nominal defendant in a derivative suit filed on or about July 10, 2000 entitled Provident Mutual Life Insurance Company derivatively by Smith v. Kloss. Plaintiffs claim that Provident's directors breached their fiduciary duties and should be compelled to pursue a demutualization of Provident.

The parties to the Butler and Smith cases entered into a stipulation of settlement dated October 9, 2002 and the Court granted preliminary approval of that settlement on October 10, 2002. Under that stipulation of settlement, the parties have agreed to a resolution of all the class and derivative claims asserted in both actions. The Court held a fairness hearing on the settlement on December 17, 2002. The deadline for objections was extended until January 20, 2003. The court made its ruling and NLICA paid the plaintiffs' legal fees and expenses. One objector has filed an appeal from the ruling. On December 2, 2003 the parties signed a stipulation discontinuing the appeal of this case with prejudice.

NLICA is a nominal defendant in a derivative suit entitled Chartener v. Provident Mutual Life Insurance Company, et. al. The plaintiff seeks to represent similarly situated policyholders and claims that the former officers and directors of Provident violated their fiduciary duties and the Pennsylvania Mutual-to-Stock Conversion Act because the fees paid to them as a result of the demutualization of Provident were allegedly excessive and wasteful. On October 21, 2003 the court granted NLICA's motion to stay for a period of 180 days. By Order dated December 29, 2003, the Court lifted the stay at the request of the parties in light of the dismissal of the appeal in the Butler and Smith actions. After supplemental briefing, the Court will consider the motion to dismiss the Chartener action previously submitted by the defendants.

There can be no assurance that any such litigation will not have a material adverse effect on NLACA or NLICA in the future.

The general distributor, 1717, is not engaged in any litigation of any material nature.


                             VOTING PORTFOLIO SHARES

Even though we are the legal owner of the Portfolio shares held in the Subaccounts, and have the right to vote on all matters submitted to shareholders of the Portfolios, we will vote the shares as Owners instruct, so long as required by law.

We will calculate the number of votes you may vote separately for each Subaccount. This amount may include fractional votes. The number of votes attributable to a Subaccount will be determined by applying your percentage interest, if any, in a particular Subaccount to the total number of votes attributable to that Subaccount. You hold this voting interest in each Subaccount to which your Variable Account Value is allocated. Your voting interest terminates on the Maturity Date or surrender of the Contract.

The number of votes of a Portfolio you may vote will be determined as of the record date. Before a vote of a Portfolio's shareholders occurs, you will receive voting materials. We will ask you to instruct us on how to vote and to return your proxy to us in a timely manner. You will have the right to instruct us on the number of Portfolio shares that corresponds to the amount of Contract Account Value you have in that Portfolio (as of a date set by the Portfolio).

If we do not receive voting instructions from you on time, we will vote your shares in the same proportion as the timely voting instructions we receive from other Owners. Should federal securities laws, regulations, or interpretations change, we may elect to vote Portfolio shares in our own right. If required by state insurance officials, or if permitted under federal regulation, under certain circumstances we may disregard certain Owner voting instructions. If we disregard voting instructions, we will send you a summary in the next annual report to Owners advising you of the action and the reasons we took such action.

Portfolio shares held by us in a Subaccount as to which Owners do not have a voting interest will be voted in proportion to the voting instructions we receive from Owners with respect to the shares they do vote. If you instruct us to abstain on any item to be voted upon, we will apply your abstention instruction on a pro rata basis to reduce the votes eligible to be cast by us.

                              FINANCIAL STATEMENTS

Our financial statements and the financial statements of the Variable Account are contained in the SAI. Our financial statements should be distinguished from the Variable Account's financial statements and you should consider our financial statements only as bearing upon our ability to meet our obligations under the Contracts. For a free copy of these financial statements and/or the SAI, please call or write to us at our Service Center.

              STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS

Additional Contract Provisions.................................................2
     The Contract
     Incontestability
     Misstatement of Age or Sex
     Non-Participation
Standard & Poor's..............................................................2
Safekeeping of Account Assets..................................................2
State Regulation...............................................................3
Records and Reports............................................................3
Experts........................................................................3
Other Information..............................................................3
Financial Statements...........................................................4

                        APPENDIX A: PORTFOLIO INFORMATION

The Portfolios listed below are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. There is no guarantee that the investment objectives will be met.

           Please refer to the prospectus for each Portfolio for more detailed information.

DREYFUS VARIABLE INVESTMENT FUND - GROWTH AND INCOME PORTFOLIO: INITIAL SHARES

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Investment Adviser:                              The Dreyfus Corporation

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Investment Objective:                            Long-term capital growth, current income and growth of income.

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DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.: INITIAL SHARES

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Investment Adviser:                              The Dreyfus Corporation

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Investment Objective:                            Capital growth with current income as a secondary goal.

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FEDERATED INSURANCE SERIES - FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II

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Investment Adviser:                              Federated Investment Management Company

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Investment Objective:                            Current income.

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FEDERATED INSURANCE SERIES - FEDERATED CAPITAL INCOME FUND II

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Investment Adviser:                              Federated Investment Management Company

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Investment Objective:                            High current income and moderate capital appreciation.

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FIDELITY VARIABLE INSURANCE PRODUCTS FUND - VIP EQUITY-INCOME PORTFOLIO: INITIAL CLASS

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Investment Adviser:                              Fidelity Management & Research Company

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Investment Objective:                            Reasonable income.

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FIDELITY VARIABLE INSURANCE PRODUCTS FUND - VIP GROWTH PORTFOLIO: INITIAL CLASS

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Investment Adviser:                              Fidelity Management & Research Company

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Investment Objective:                            Capital appreciation.

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FIDELITY VARIABLE INSURANCE PRODUCTS FUND - VIP HIGH INCOME PORTFOLIO: INITIAL CLASS

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Investment Adviser:                              Fidelity Management & Research Company

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Investment Objective:                            High level of current income.

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FIDELITY VARIABLE INSURANCE PRODUCTS FUND II - VIP II ASSET MANAGER PORTFOLIO: INITIAL CLASS

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Investment Adviser:                              Fidelity Management & Research Company

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Investment Objective:                            High total return.

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FIDELITY VARIABLE INSURANCE PRODUCTS FUND II - VIP II CONTRAFUND(R) PORTFOLIO: INITIAL CLASS

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Investment Adviser:                              Fidelity Management & Research Company

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Investment Objective:                            Long-term capital appreciation.

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GARTMORE VARIABLE INSURANCE TRUST - COMSTOCK GVIT VALUE FUND: CLASS IV

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Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.

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------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Capital growth and income.

------------------------------------------------ -----------------------------------------------------------------------------------


GARTMORE VARIABLE INSURANCE TRUST - DREYFUS GVIT INTERNATIONAL VALUE FUND: CLASS III

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Sub-adviser:                                     The Dreyfus Corporation

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term capital appreciation.

------------------------------------------------ -----------------------------------------------------------------------------------

This Portfolio assesses a short-term trading fee (please see "Short-Term Trading
Fees" earlier in this prospectus).

GARTMORE VARIABLE INSURANCE TRUST - DREYFUS GVIT INTERNATIONAL VALUE FUND: CLASS IV
Effective May 1, 2004, this Portfolio is not available to receive transfers or new premium.

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Sub-adviser:                                     The Dreyfus Corporation

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term capital appreciation.

------------------------------------------------ -----------------------------------------------------------------------------------

                                       32


GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT GOVERNMENT BOND FUND: CLASS IV

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            High level of income.

------------------------------------------------ -----------------------------------------------------------------------------------


GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT GROWTH FUND: CLASS IV

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term capital appreciation.

------------------------------------------------ -----------------------------------------------------------------------------------


GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT MID CAP GROWTH FUND - CLASS IV

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            High level of current income.

------------------------------------------------ -----------------------------------------------------------------------------------


GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT MONEY MARKET FUND: CLASS IV

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            High level of current income.

------------------------------------------------ -----------------------------------------------------------------------------------


GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT NATIONWIDE(R) FUND: CLASS IV

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Capital appreciation.

------------------------------------------------ -----------------------------------------------------------------------------------


GARTMORE VARIABLE INSURANCE TRUST - GVIT EQUITY 500 INDEX FUND: CLASS IV

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Sub-adviser:                                     SsgA Funds Management, Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term capital appreciation.

------------------------------------------------ -----------------------------------------------------------------------------------


GARTMORE VARIABLE INSURANCE TRUST - GVIT SMALL CAP VALUE FUND: CLASS IV

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Sub-adviser:                                     The Dreyfus Corporation; J.P. Morgan Investment Management Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Capital appreciation.

------------------------------------------------ -----------------------------------------------------------------------------------


GARTMORE VARIABLE INSURANCE TRUST - GVIT SMALL COMPANY FUND: CLASS IV

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Sub-advisers:                                    The Dreyfus Corporation; Gartmore Global Partner, an indirect subsidiary of
                                                 Nationwide Mutual Insurance Company; Neuberger Berman, LLC; Strong Capital
                                                 Management, Inc.; Waddell & Reed Investment Management Company

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term capital growth.

------------------------------------------------ -----------------------------------------------------------------------------------


GARTMORE VARIABLE INSURANCE TRUST - J.P. MORGAN GVIT BALANCED FUND: CLASS IV

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Sub-adviser:                                     J.P. Morgan Investment Management Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            High total return.

------------------------------------------------ -----------------------------------------------------------------------------------


PIMCO ADVISORS VIT - OPCAP EQUITY PORTFOLIO

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              OpCap Advisors LLC

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term capital appreciation.

------------------------------------------------ -----------------------------------------------------------------------------------


PIMCO ADVISORS VIT - OPCAP MANAGED PORTFOLIO

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              OpCap Advisors LLC

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Growth of capital over time.

------------------------------------------------ -----------------------------------------------------------------------------------




PIMCO ADVISORS VIT - OPCAP SMALL CAP PORTFOLIO

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              OpCap Advisors LLC

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Capital appreciation.

------------------------------------------------ -----------------------------------------------------------------------------------


SCUDDER VARIABLE SERIES I - BOND PORTFOLIO: CLASS A

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Deutsche Investment Management Americas Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            A high level of income consistent with a high quality portfolio of debt securities.

------------------------------------------------ -----------------------------------------------------------------------------------


SCUDDER VARIABLE SERIES I - GROWTH AND INCOME PORTFOLIO: CLASS A

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Deutsche Investment Management Americas Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term growth of capital, current income and growth of income.

------------------------------------------------ -----------------------------------------------------------------------------------


SCUDDER VARIABLE SERIES I - INTERNATIONAL PORTFOLIO: CLASS A
Effective May 1, 2004, this Portfolio is not available to receive transfers or new premium.

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Deutsche Investment Management Americas Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term growth of capital primarily through diversified holdings of marketable foreign equity investments.

------------------------------------------------ -----------------------------------------------------------------------------------


STRONG OPPORTUNITY FUND II, INC.: INVESTOR CLASS
This Portfolio is only available for contracts issued before May 1, 2004.

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Strong Capital Management, Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Capital growth.

------------------------------------------------ -----------------------------------------------------------------------------------


STRONG VARIABLE INSURANCE FUNDS, INC. - STRONG MID CAP GROWTH FUND II: INVESTOR CLASS

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Strong Capital Management, Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Capital growth.

------------------------------------------------ -----------------------------------------------------------------------------------


VAN ECK WORLDWIDE INSURANCE TRUST - WORLDWIDE BOND FUND: INITIAL CLASS
Effective May 1, 2004, this Portfolio is not available to receive transfers or new premium.

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Van Eck Associates Corporation

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            High total return - income plus capital appreciation - by investing globally, primarily in a variety of debt securities.

------------------------------------------------ -----------------------------------------------------------------------------------


VAN ECK WORLDWIDE INSURANCE TRUST - WORLDWIDE BOND FUND: CLASS R

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Van Eck Associates Corporation

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            High total return - income plus capital appreciation - by investing globally, primarily in a variety of debt securities.

------------------------------------------------ -----------------------------------------------------------------------------------

This Portfolio assesses a short-term trading fee (please see "Short-Term Trading
Fees" earlier in this prospectus).

VAN ECK WORLDWIDE INSURANCE TRUST - WORLDWIDE EMERGING MARKETS FUND: INITIAL CLASS
Effective May 1, 2004, this Portfolio is not available to receive transfers or new premium.

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Van Eck Associates Corporation

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.

------------------------------------------------ -----------------------------------------------------------------------------------


VAN ECK WORLDWIDE INSURANCE TRUST - WORLDWIDE EMERGING MARKETS FUND: CLASS R

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Van Eck Associates Corporation

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.

------------------------------------------------ -----------------------------------------------------------------------------------

This Portfolio assesses a short-term trading fee (please see "Short-Term Trading
Fees" earlier in this prospectus).

VAN ECK WORLDWIDE INSURANCE TRUST - WORLDWIDE HARD ASSETS FUND: INITIAL CLASS
Effective May 1, 2004, this Portfolio is not available to receive transfers or new premium.

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Van Eck Associates Corporation

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term capital appreciation by investing primarily in "hard asset securities."
                                                 Income is a secondary consideration.

------------------------------------------------ -----------------------------------------------------------------------------------



VAN ECK WORLDWIDE INSURANCE TRUST - WORLDWIDE HARD ASSETS FUND: CLASS R

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Van Eck Associates Corporation

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term capital appreciation by investing primarily in "hard asset securities."
                                                 Income is a secondary consideration.

------------------------------------------------ -----------------------------------------------------------------------------------

This Portfolio assesses a short-term trading fee (please see "Short-Term Trading
Fees" earlier in this prospectus).

VAN ECK WORLDWIDE INSURANCE TRUST - WORLDWIDE REAL ESTATE FUND: INITIAL CLASS
Effective May 1, 2004, this Portfolio is not available to receive transfers or new premium.

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Van Eck Associates Corporation

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            To maximize return by investing in equity securities of domestic and foreign companies that own significant real estate assets  or that principally are engaged in the real estate industry.

------------------------------------------------ -----------------------------------------------------------------------------------


VAN ECK WORLDWIDE INSURANCE TRUST - WORLDWIDE REAL ESTATE FUND: CLASS R

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Van Eck Associates Corporation

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            To maximize return by investing in equity securities of domestic and foreign companies that own significant real estate assets or that principally are engaged in the real estate industry.

------------------------------------------------ -----------------------------------------------------------------------------------


This Portfolio assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

                                         APPENDIX B: FINANACIAL HIGHLIGHTS

The following condensed financial information is derived from the financial statements of the Variable Account as of December 31, 2003. The data should be read in conjunction with the financial statements, related notes, and other financial information included in the SAI under the caption "Financial Statements."

As used in this appendix, the term "Period" is defined as a complete calendar year.

The following Subaccounts were added to the Variable Account effective May 1, 2004: GVIT - Dreyfus GVIT International Value Fund: Class III, Van Eck Worldwide Insurance Trust - Worldwide Bond Fund: Class R, Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Class R, Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Class R, and Van Eck Worldwide Insurance Trust - Worldwide Real Estate Fund: Class R. Therefore, no financial information is available.



--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------


              SUBACCOUNT                ACCUMULATION UNIT     ACCUMULATION      PERCENT CHANGE    NUMBER OF UNITS        PERIOD
                                             VALUE AT         UNIT VALUE AT    IN ACCUMULATION     OUTSTANDING AT
                                           BEGINNING OF       END OF PERIOD         VALUE          END OF PERIOD
                                              PERIOD

--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------

--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------

Dreyfus Socially Responsible Growth            705.82             877.01             24.25%           8,013.00            2003
Fund, Inc: Initial Shares

--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------

                                             1,007.39             705.82            -29.94%          10,012.14            2002

--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------

                                             1,319.54           1,007.39            -23.66%          15,381.13            2001

--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------

                                             1,503.98           1,319.54            -12.26%          19,228.81            2000

--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------

                                             1,172.49           1,503.98             28.27%          15,371.49            1999

--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------

                                               918.99           1,172.49             27.58%           9,357.48            1998

--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------

                                               725.61             918.99             26.65%           5,878.19            1997

--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------

                                               607.04             725.61             19.53%           2,403.71            1996

--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------

                                               500.00             607.04             21.41%             211.32            1995

--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------

--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------

Dreyfus Variable Investment Fund               729.43             910.42             24.81%           7,826.00            2003
-Growth and Income Portfolio: Initial
Shares

--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------

                                               990.64             729.43            -26.37%          10,056.19            2002

--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------

                                             1,067.04             990.64             -7.16%          15,843.85            2001

--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------

                                             1,124.52           1,067.04             -5.11%          19,270.14            2000

--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------

                                               975.63           1,124.52             15.26%          20,385.92            1999

--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------

                                               884.85             975.63             10.26%          20,073.85            1998

--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------

                                               772.15             884.85             14.60%          19,203.03            1997

--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------

                                               648.54             772.15             19.06%          16,123.15            1996

--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------

                                               500.00             648.54             29.71%           3,543.50            1995

--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------

--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------

Federated Insurance Series -                   752.68             759.78              0.94%          20,443.00            2003
Federated Fund for U.S. Government
Securities II

--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------

                                               700.02             752.68              7.52%          29,971.17            2002

--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------

                                               663.18             700.02              5.56%          23,447.69            2001

--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------

                                               606.11             663.18              9.42%          15,436.06            2000

--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------

                                               618.36             606.11             -1.98%          17,731.89            1999

--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------

                                               582.47             618.36              6.16%          15,015.43            1998

--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------

                                               544.01             582.47              7.07%           6,129.09            1997

--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------

                                               529.49             544.01              2.74%           3,591.63            1996

--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------

                                               500.00             529.49              5.90%             888.69            1995

--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------

--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------

Federated Insurance Series -                   510.01             606.88             18.99%           4,442.00            2003
Federated Capital Income Fund II

--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------

                                               679.68             510.01            -24.96%           5,406.24            2002

--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------

                                               799.54             679.68            -14.99%           7,754.92            2001

--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------

                                               890.32             799.54            -10.20%           9,670.52            2000

--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------

                                               886.67             890.32              0.41%          11,493.39            1999

--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------

                                               789.26             886.67             12.34%          11,449.65            1998

--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------

                                               632.04             789.26             24.88%           6,448.18            1997

--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------

                                               574.58             632.04             10.00%           4,346.85            1996

--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------

                                               500.00             574.58             14.91%           1,076.36            1995

--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------

--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------



--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------


              SUBACCOUNT                ACCUMULATION UNIT     ACCUMULATION      PERCENT CHANGE    NUMBER OF UNITS        PERIOD
                                             VALUE AT         UNIT VALUE AT    IN ACCUMULATION     OUTSTANDING AT
                                           BEGINNING OF       END OF PERIOD         VALUE          END OF PERIOD
                                              PERIOD

--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------

--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------

Fidelity VIP Fund - VIP Equity-Income          958.52           1,231.89             28.52%          35,501.00            2003
Portfolio: Initial Class

--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------

                                             1,170.39             958.52            -18.10%          44,953.92            2002

--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------

                                             1,248.84           1,170.39             -6.28%          59,577.21            2001

--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------

                                             1,168.00           1,248.84              6.92%          69,141.27            2000

--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------

                                             1,113.96           1,168.00              4.85%          85,196.19            1999

--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------

                                             1,011.99           1,113.96             10.08%          78,563.14            1998

--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------

                                               801.08           1,011.99             26.33%          73,730.38            1997

--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------

                                               710.92             801.08             12.68%          61,560.52            1996

--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------

                                               533.64             710.92             33.22%          38,336.60            1995

--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------

                                               505.43             533.64              5.58%          16,111.04            1994

--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------

--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------

Fidelity VIP Fund - VIP Growth                 829.61           1,086.82             31.00%          48,270.00            2003
Portfolio: Initial Class

--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------

                                             1,203.71             829.61            -31.08%          59,175.89            2002

--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------

                                             1,482.40           1,203.71            -18.80%          86,316.92            2001

--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------

                                             1,688.61           1,482.40            -12.21%         103,766.67            2000

--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------

                                             1,245.95           1,688.61             35.53%          95,738.72            1999

--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------

                                               905.80           1,245.95             37.55%          74,160.15            1998

--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------

                                               743.89             905.80             21.77%          67,965.10            1997

--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------

                                               657.74             743.89             13.10%          59,854.74            1996

--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------

                                               492.73             657.74             33.49%          34,695.62            1995

--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------

                                               499.75             492.73             -1.40%          19,272.81            1994

--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------

--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------

Fidelity VIP Fund - VIP High Income            538.18             675.40             25.50%          12,347.00            2003
Portfolio: Initial Class

--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------

                                               527.60             538.18              2.01%          15,598.35            2002

--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------

                                               606.18             527.60            -12.96%          20,254.53            2001

--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------

                                               792.88             606.18            -23.55%          24,842.92            2000

--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------

                                               743.43             792.88              6.65%          28,780.47            1999

--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------

                                               788.02             743.43             -5.66%          26,474.33            1998

--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------

                                               679.15             788.02             16.03%          21,860.95            1997

--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------

                                               604.03             679.15             12.44%          14,990.01            1996

--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------

                                               507.88             604.03             18.93%           7,048.75            1995

--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------

                                               523.11             507.88             -2.91%           4,060.78            1994

--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------

--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------

Fidelity VIP Fund II - VIP II Asset            765.18             890.18             16.34%          21,836.00            2003
Manager Portfolio: Initial Class

--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------

                                               850.18             765.18            -10.00%          25,260.93            2002

--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------

                                               898.97             850.18             -5.43%          36,139.08            2001

--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------

                                               948.86             898.97             -5.26%          44,911.64            2000

--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------

                                               866.16             948.86              9.55%          49,766.45            1999

--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------

                                               763.46             866.16             13.45%          42,506.75            1998

--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------

                                               641.70             763.46             18.97%          37,474.25            1997

--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------

                                               567.88             641.70             13.00%          32,768.43            1996

--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------

                                               492.38             567.88             15.33%          28,966.21            1995

--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------

                                               531.69             492.38             -7.39%          28,637.01            1994

--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------

--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------

Fidelity VIP Fund II - VIP II                   984.38          1,247.00             26.68%          31,165.00            2003
Contrafund Portfolio: Initial Class

--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------

                                              1,101.22            984.38            -10.61%          39,872.63            2002

--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------

                                              1,272.63          1,101.22            -13.47%          52,788.32            2001

--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------

                                              1,382.01          1,272.63             -7.91%          64,669.78            2000

--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------

                                              1,127.92          1,382.01             22.53%          63,090.61            1999

--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------

                                                879.99          1,127.92             28.17%          46,442.16            1998

--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------

                                                718.85            879.99             22.42%          38,683.95            1997

--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------

                                                601.00            718.85             19.61%          23,454.47            1996

--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------

                                                500.00            601.00             20.02%           7,495.00            1995

--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------

--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------


--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------

             SUBACCOUNT                ACCUMULATION UNIT     ACCUMULATION      PERCENT CHANGE    NUMBER OF UNITS        PERIOD
                                             VALUE AT         UNIT VALUE AT    IN ACCUMULATION     OUTSTANDING AT
                                           BEGINNING OF       END OF PERIOD         VALUE          END OF PERIOD
                                              PERIOD
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------

--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
GVIT - Comstock GVIT Value Fund:               406.67             527.19             29.42%          22,805.16            2003
Class IV*
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
                                               482.00             406.67            -15.63%          24,457.85            2002
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
                                               492.50             482.00             -2.13%          24,033.08            2001
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
                                               490.76             492.50              0.35%          30,089.95            2000
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
                                               490.39             490.76              0.08%          36,535.03            1999
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
                                               500.00             490.39             -1.92%          34,680.05            1998*
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------

--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
GVIT - Dreyfus GVIT International              709.93             969.72             36.59%          15,512.99            2003
Value Fund: Class IV*
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
                                               809.77             709.93            -12.33%          18,617.28            2002
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
                                               934.58             809.77            -13.35%          24,196.55            2001
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
                                               975.06             934.58             -4.15%          28,526.68            2000
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
                                               764.54             975.06             27.54%          16,594.64            1999
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
                                               704.02             764.54              8.60%           3,398.61            1998
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------

--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
GVIT - Gartmore GVIT Government Bond           748.98             762.04              1.74%          24,100.51            2003
Fund: Class IV*
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
                                               696.40             748.98              7.55%          28,470.01            2002
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
                                               657.46             696.40              5.92%          28,830.61            2001
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
                                               608.19             657.46              8.10%          12,975.26            2000
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
                                               637.92             608.19             -4.66%          10,251.06            1999
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
                                               597.74             637.92              6.72%           3,752.20            1998
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------

--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
GVIT - Gartmore GVIT Growth Fund:              315.65             409.97             29.88%          19,497.65            2003
Class IV*
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
                                               445.29             315.65            -29.11%          23,759.06            2002
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
                                               576.76             445.29            -22.79%          28,318.04            2001
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
                                               721.62             576.76            -20.07%          28,248.88            2000
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
                                               583.02             721.62             23.77%          15,683.15            1999
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
                                               500.00             583.02             16.60%           2,787.56            1998*
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------

--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
GVIT - Gartmore GVIT Mid Cap Growth          1,004.03           1,374.35             36.88%          15,290.43            2003
Fund: Class IV*
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
                                             1,311.73           1,004.03            -23.46%          16,791.73            2002
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
                                             1,384.12           1,311.73             -5.23%          21,776.31            2001
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
                                             1,014.50           1,384.12             36.43%          16,069.68            2000
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
                                               887.21           1,014.50             14.35%           8,460.21            1999
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
                                               833.15             887.21              6.49%           2,343.81            1998
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------

--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
GVIT - Gartmore GVIT Money Market              661.63             657.21             -0.67%          55,908.05            2003
Fund: Class IV*
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
                                               661.98             661.63             -0.05%          93,229.01            2002
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
                                               647.63             661.98              2.22%         114,827.30            2001
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
                                               618.73             647.63              4.67%          89,779.98            2000
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
                                               598.06             618.63              4.67%          91,709.23            1999
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
                                               575.95             598.06              3.84%          61,689.14            1998
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
                                               554.47             575.95              3.88%          48,054.18            1997
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
                                               534.58             554.47              3.72%          27,336.86            1996
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
                                               513.30             534.58              4.14%          10,496.23            1995
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
                                               501.47             513.30              2.36%           3,571.24            1994
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------

--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------



--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------

              SUBACCOUNT                ACCUMULATION UNIT     ACCUMULATION      PERCENT CHANGE    NUMBER OF UNITS        PERIOD
                                             VALUE AT         UNIT VALUE AT    IN ACCUMULATION     OUTSTANDING AT
                                           BEGINNING OF       END OF PERIOD         VALUE          END OF PERIOD
                                              PERIOD
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------

--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
GVIT - Gartmore GVIT Nationwide Fund:          761.68             957.39             25.69%          32,580.03            2003
Class IV*
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
                                             1,005.91             761.68            -24.28%          41,083.61            2002
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
                                             1,170.95           1,005.91            -14.09%          53,095.48            2001
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
                                             1,082.22           1,170.95              8.20%          20,759.97            2000
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
                                             1,065.67           1,082.22              1.55%          22,407.12            1999
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
                                               950.55           1,065.67             12.11%          22,728.56            1998
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
                                               775.34             950.55             22.60%          23,495.92            1997
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
                                               657.63             775.34             17.90%          23,424.42            1996
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
                                               511.45             657.63             28.58%          17,907.81            1995
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
                                               506.46             511.45              0.99%          15,548.80            1994
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------

--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
GVIT - GVIT Equity 500 Index Fund:             971.28           1,229.14             26.55%          47,477.64            2003
Class IV*
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
                                             1,267.94             971.28            -23.40%          61,243.69            2002
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
                                             1,465.42           1,267.94            -13.48%          78,359.83            2001
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
                                             1,636.75           1,465.42            -10.47%          16,804.68            2000
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
                                             1,377.32           1,636.75             18.84%          12,579.61            1999
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
                                             1,088.42           1,377.32             26.54%          12,301.49            1998
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
                                               831.78           1,088.42             30.85%          11,389.39            1997
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
                                               686.84             831.78             21.10%           9,335.43            1996
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
                                               507.68             686.84             35.29%           6,154.75            1995
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
                                               509.51             507.68             -0.36%           2,846.86            1994
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------

--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
GVIT - GVIT Small Cap Value Fund:              409.44             608.69             48.66%          25,045.14            2003
Class IV*
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
                                               491.28             409.44            -16.66%          24,091.80            2002
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
                                               441.75             491.28             11.21%          26,966.82            2001
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
                                               370.54             441.75             19.22%          14,052.88            2000
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
                                               408.65             370.54             -9.33%          17,728.19            1999
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
                                               500.00             408.65            -18.27%          18,219.44            1998*
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------

--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
GVIT - GVIT Small Company Fund: Class          372.10             532.20             43.03%          21,339.69            2003
IV*
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
                                               593.28             372.10            -37.28%          23,982.77            2002
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
                                               715.66             593.28            -17.10%          29,368.07            2001
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
                                               919.80             715.66            -22.19%          18,085.07            2000
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
                                               485.44             919.80             89.48%          21,753.98            1999
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
                                               500.00             485.44             -2.91%          18,437.76            1998*
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------

--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
GVIT - J.P. Morgan GVIT Balanced               749.72             875.09             16.72%          19,971.37            2003
Fund: Class IV*
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
                                               847.34             749.72            -11.52%          23,737.72            2002
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
                                               924.31             847.34             -8.33%          28,544.22            2001
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
                                               861.32             924.31              7.31%          90,706.06            2000
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
                                               866.94             861.32             -0.65%          77,880.41            1999
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
                                               781.27             866.94             10.96%          62,328.14            1998
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
                                               653.55             781.27             19.54%          45,925.41            1997
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
                                               592.07             653.55             10.38%          45,000.79            1996
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
                                               482.84             592.07             22.62%          30,689.17            1995
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
                                               498.70             482.84             -3.18%          16,531.43            1994
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------

--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------




--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------

              SUBACCOUNT                ACCUMULATION UNIT     ACCUMULATION      PERCENT CHANGE    NUMBER OF UNITS        PERIOD
                                             VALUE AT         UNIT VALUE AT    IN ACCUMULATION     OUTSTANDING AT
                                           BEGINNING OF       END OF PERIOD         VALUE          END OF PERIOD
                                              PERIOD
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------

--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------

PIMCO Advisors VIT - OpCap Equity              920.44           1,167.00             26.79%           8,069.00            2003
Portfolio

--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------

                                             1,187.77             920.44            -22.51%          11,175.43            2002

--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------

                                             1,295.47           1,187.77             -8.31%          15,647.79            2001

--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------

                                             1,195.14           1,295.47              8.39%          15,026.58            2000

--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------

                                               625.13           1,195.14             91.18%          18,277.71            1999

--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------

                                               594.92             625.13              5.08%          17,333.39            1998

--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------

                                               553.18             594.92              7.55%          13,308.44            1997

--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------

                                               705.50             553.18            -21.59%          10,238.78            1996

--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------

                                               468.40             705.50             50.62%           7,248.38            1995

--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------

                                               498.86             468.40             -6.11%           4,419.73            1994

--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------

--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------

PIMCO Advisors VIT - OpCap Managed             962.36           1,155.41             20.06%          16,217.00            2003
Portfolio

--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------

                                             1,174.16             962.36            -18.04%          20,803.97            2002

--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------

                                             1,252.24           1,174.16             -6.24%          28,838.33            2001

--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------

                                             1,157.06           1,252.24              8.23%          32,559.61            2000

--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------

                                               748.08           1,157.06             54.67%          42,989.61            1999

--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------

                                               641.18             748.08             16.67%          19,335.69            1998

--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------

                                               596.09             641.18              7.56%          16,570.16            1997

--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------

                                               526.65             596.09             13.19%           9,325.04            1996

--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------

                                               500.00             526.65              5.33%           1,170.05            1995

--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------

--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------

PIMCO Advisors VIT - OpCap Small Cap           823.55           1,158.51             40.67%           8,974.00            2003
Portfolio

--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------

                                             1,065.77             823.55            -22.73%          11,181.13            2002

--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------

                                               997.72           1,065.77              6.82%          18,326.99            2001

--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------

                                               701.71             997.72             42.18%          17,256.58            2000

--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------

                                               962.07             701.71            -27.06%          19,273.71            1999

--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------

                                               913.35             962.07              5.33%          22,590.73            1998

--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------

                                               709.94             913.35             28.65%          17,259.20            1997

--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------

                                               589.44             709.94             20.44%           6,349.82            1996

--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------

                                               504.88             589.44             16.75%             978.99            1995

--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------

                                               498.94             504.88              1.19%          15,233.99            1994

--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------

--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------

Scudder Variable Series I - Bond               736.87             763.41              3.60%          11,691.00            2003
Portfolio: Class A

--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------

                                               694.12             736.87              6.16%          15,167.76            2002

--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------

                                               665.72             694.12              4.27%          19,209.76            2001

--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------

                                               610.50             665.72              9.05%          17,108.31            2000

--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------

                                             1,181.96             610.50            -48.35%          19,173.00            1999

--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------

                                             1,071.54           1,181.96             10.30%          19,823.89            1998

--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------

                                               858.13           1,071.54             24.87%          19,067.19            1997

--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------

                                               572.66             858.13             49.85%          12,563.72            1996

--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------

                                               515.26             572.66             11.14%          11,392.30            1995

--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------

                                               503.29             515.26              2.38%           2,813.10            1994

--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------

--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------

Scudder Variable Series I - Growth             644.16             805.07             24.98%           8,031.00            2003
and Income Portfolio: Class A

--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------

                                               849.87             644.16            -24.20%          10,894.13            2002

--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------

                                               971.53             849.87            -12.52%          15,294.13            2001

--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------

                                             1,006.14             971.53             -3.44%          18,856.97            2000

--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------

                                               724.89           1,006.14             38.80%          21,851.23            1999

--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------

                                               808.05             724.89            -10.29%          22,809.77            1998

--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------

                                               670.35             808.05             20.54%          22,411.36            1997

--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------

                                               724.69             670.35             -7.50%          16,021.07            1996

--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------

                                               503.97             724.69             43.80%          27,336.42            1995

--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------

                                               516.26             503.97             -2.38%           8,553.37            1994

--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------

--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------



--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------

              SUBACCOUNT                ACCUMULATION UNIT     ACCUMULATION      PERCENT CHANGE    NUMBER OF UNITS        PERIOD
                                             VALUE AT         UNIT VALUE AT    IN ACCUMULATION     OUTSTANDING AT
                                           BEGINNING OF       END OF PERIOD         VALUE          END OF PERIOD
                                              PERIOD
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------

--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------

Scudder Variable Series I                      482.70             608.08             25.97%          12,046.00            2003
-International Portfolio: Class A

--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------

                                               599.65             482.70            -19.50%          15,516.05            2002

--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------

                                               880.78             599.65            -31.92%          21,235.54            2001

--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------

                                             1,140.30             880.78            -22.76%          25,400.54            2000

--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------

                                             1,117.54           1,140.30              2.04%          20,743.49            1999

--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------

                                             1,057.94           1,117.54              5.63%          53,641.58            1998

--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------

                                               877.27           1,057.94             20.59%          54,119.40            1997

--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------

                                               545.82             877.27             60.73%          43,626.63            1996

--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------

                                               500.00             545.82              9.16%           6,615.25            1995

--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------

--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------

Strong Opportunity Fund II, Inc.:               338.72            457.62             35.10%           8,074.00            2003
Investor Class

--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------

                                                467.70            338.72            -27.58%           8,993.72            2002

--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------

                                                494.33            467.70             -5.39%           9,045.06            2001

--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------

                                                500.00            494.33             -1.13%           2,626.72            2000

--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------

--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------

Strong Variable Insurance Funds, Inc.           175.19            231.87             32.35%          18,298.00            2003
- Strong Mid Cap Growth Fund II:
Investor Class

--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------

                                                284.48            175.19            -38.42%          20,330.30            2002

--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------

                                                416.75            284.48            -31.74%          22,188.40            2001

--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------

                                                500.00            416.75            -16.65%          17,120.70            2000

--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------

--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------

Van Eck Worldwide Insurance Trust -             603.49            703.19             16.52%           5,945.00            2003
Worldwide Bond Fund: Initial Class

--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------

                                                503.05            603.49             19.97%           6,889.96            2002

--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------

                                                537.64            503.05             -6.43%           3,301.46            2001

--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------

                                                535.14            537.64              0.47%           3,276.04            2000

--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------

                                                345.27            535.14             54.99%           3,677.74            1999

--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------

                                                500.00            345.27            -30.95%             791.04            1998

--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------

--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------

Van Eck Worldwide Insurance Trust -             312.00            474.40             52.05%          15,086.00            2003
Worldwide Emerging Markets Fund:
Initial Class

--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------

                                                325.87            312.00             -4.26%          16,400.38            2002

--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------

                                                336.57            325.87             -3.18%          17,790.10            2001

--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------

                                                587.10            336.57            -42.67%          20,032.46            2000

--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------

                                                297.26            587.10             97.50%          11,368.57            1999

--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------

                                                500.00            297.26            -40.55%           1,094.81            1998

--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------

--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------

Van Eck Worldwide Insurance Trust -             382.88            547.76             43.06%           5,592.00            2003
Worldwide Hard Assets Fund: Initial
Class

--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------

                                                399.66            382.88             -4.20%           3,864.55            2002

--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------

                                                452.62            399.66            -11.70%           1,937.98            2001

--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------

                                                411.96            452.62              9.87%           2,549.36            2000

--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------

                                                588.75            411.96            -30.03%           1,882.22            1999

--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------

                                                500.00            588.75             17.75%             430.59            1998

--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------

--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------

Van Eck Worldwide Insurance Trust -             471.12            624.86             32.63%           3,365.00            2003
Worldwide Real Estate Fund: Initial
Class

--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------

                                                500.20            471.12             -5.81%           4,223.88            2002

--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------

                                                481.58            500.20              3.87%           2,811.44            2001

--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------

                                                411.36            481.58             17.07%           2,316.90            2000

--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------

                                                425.72            411.36             -3.37%           1,158.87            1999

--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------

                                                500.00            425.72            -14.85%             396.85            1998

--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------

--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------


*Effective following the close of business on April 25, 2003, The Market Street Fund merged with and into Gartmore Variable Insurance Trust. The values in the table for Periods prior to the close of business on April 25, 2003 reflect investment in the Market Street Fund Portfolios. In addition, with regard to the GVIT - GVIT Equity 500 Index Fund Subaccount, because shares of the Market Street Fund - Equity 500 Index Portfolio were substituted for shares of the Fidelity VIP Fund - VIP Index 500 Portfolio on February 7, 2000, the values in the table for periods prior to this substitution reflect investment in the Fidelity VIP Fund - VIP Index 500 Portfolio.

                               MARKET STREET VIP/2

                   NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT A
                                  (Registrant)

                 NATIONWIDE LIFE AND ANNUITY COMPANY OF AMERICA
                                   (Depositor)

                              300 CONTINENTAL DRIVE
                             NEWARK, DELAWARE 19713
                                 1-800-688-5177



                       STATEMENT OF ADDITIONAL INFORMATION
         INDIVIDUAL FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT


This Statement of Additional Information ("SAI") contains additional information regarding the individual flexible premium deferred variable annuity contract (the "Contract") offered by Nationwide Life and Annuity Company of America ("NLACA"). This SAI is not a prospectus, and should be read together with the prospectus for the Contract dated May 1, 2004 and the prospectuses for the Portfolios. You may obtain a copy of these prospectuses by writing or calling us at our address or phone number shown above. Capitalized terms in this SAI have the same meanings as in the prospectus for the Contract.

       THE DATE OF THIS STATEMENT OF ADDITIONAL INFORMATION IS MAY 1, 2004

              STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS


ADDITIONAL CONTRACT PROVISIONS................................................2
     The Contract
     Incontestability
     Misstatement of Age or Sex
     Non-Participation
STANDARD & POOR'S.............................................................2
SAFEKEEPING OF ACCOUNT ASSETS.................................................2
STATE REGULATION..............................................................3
RECORDS AND REPORTS...........................................................3
EXPERTS.......................................................................3
OTHER INFORMATION.............................................................3
FINANCIAL STATEMENTS..........................................................4

                         ADDITIONAL CONTRACT PROVISIONS

THE CONTRACT

The entire contract between you and us is made up of the Contract and your Application. The statements made in the Application are deemed representations and not warranties. We cannot use any statement in defense of a claim or to void a Contract unless it is contained in the Application and a copy of the Application is attached to the Contract at issue.

INCONTESTABILITY

We will not contest the Contract after it has been in force during the Annuitant's lifetime for two years from the Contract Date.

MISSTATEMENT OF AGE OR SEX

If the age or sex of the Annuitant has been misstated, we will pay the amount which the proceeds would have purchased at the correct age and sex.

If we make an overpayment because of an error in age or sex, the overpayment plus interest at 3% compounded annually will be a debt against the Contract. If the debt is not repaid, future payments will be reduced accordingly.

If we make an underpayment because of an error in age or sex, any annuity payments will be recalculated at the correct age and sex and future payments will be adjusted. The underpayment with interest at 3% compounded annually will be paid in a single sum.

NON-PARTICIPATION

The Contract is not eligible for dividends and will not participate in our divisible surplus.

                                STANDARD & POOR'S

"Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500," and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by NLACA and the Gartmore Variable Insurance Trust. The Contract is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the Contract.

S&P makes no representation or warranty, express or implied, to the Owners of the Contracts and the Equity 500 Index Fund or any member of the public regarding the advisability of investing in securities generally, or in the Contracts and the Equity 500 Index Fund particularly, or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to NLACA and Gartmore Variable Insurance Trust, is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed, and calculated by S&P without regard to NLACA, Gartmore Variable Insurance Trust, Owners of the Contracts, or the Equity 500 Index Fund. S&P has no obligation to take the needs of NLACA, Gartmore Variable Insurance Trust, the Owners of the Contracts or the Equity 500 Index Fund into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Contracts or the Equity 500 Index Fund or the timing of the issuance or sale of the Contracts or the Equity 500 Index Fund or in the determination or calculation of the equation by which the Contracts or the Equity 500 Index Fund are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing, or trading of the Contracts or the Equity 500 Index Fund.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY NLACA, GARTMORE VARIABLE INSURANCE TRUST, OWNERS OF THE CONTRACTS AND THE EQUITY 500 INDEX FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

                          SAFEKEEPING OF ACCOUNT ASSETS

We hold the title to the assets of the Variable Account. The assets in the Variable Account are legally segregated from our General Account assets and from the assets in any other separate account.

Records are maintained of all purchases and redemptions of Portfolio shares held by each of the Subaccounts.

Our officers and employees are covered by a financial institution bond issued by Fidelity and Deposit Insurance Company (a division of Zurich American Insurance Company) with limits of $25 million per occurrence and $50 million in the aggregate. The bond insures against dishonest and fraudulent acts of officers and employees.

                                STATE REGULATION

We are subject to regulation and supervision by the Insurance Department of the State of Delaware, which periodically examines our affairs. We are also subject to the insurance laws and regulations of all jurisdictions where we are authorized to do business. A copy of the Contract form has been filed with, and where required approved by, insurance officials in each jurisdiction where the Contracts are sold. We are required to submit annual statements of our operations, including financial statements, to the insurance departments of the various jurisdictions in which we do business for the purposes of determining solvency and compliance with local insurance laws and regulations.

                               RECORDS AND REPORTS

We will maintain all records and accounts relating to the Variable Account. NLACA may contract with another party to maintain these records and accounts. As presently required by the 1940 Act and the regulations thereunder, reports containing information required under the Act or any other applicable law or regulation, will be sent to Owners semi-annually at their last known address.

                                     EXPERTS


Our financial statements as of and for the year ended December 31, 2003, as of and for the three month period ended December 31, 2002, and as of and for the nine month period ended September 30, 2002, and the financial statements of the Variable Account as of and for the years ended December 31, 2003 and 2002 have been included in this SAI, which is part of the registration statement, in reliance upon the reports of KPMG LLP, independent certified public accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. KPMG LLP is located at 1601 Market Street, Philadelphia, PA 19103.

Our financial statement for the year ended December 31, 2001 has been included in this SAI in reliance upon the report of PricewaterhouseCoopers LLP, independent accountants, appearing elsewhere herein, given upon the authority of said firm as experts in accounting and auditing. PricewaterhouseCoopers LLP is located at Two Commerce Square, Suite 1700, 2001 Market Street, Philadelphia, PA 19103.


                                OTHER INFORMATION

A registration statement has been filed with the SEC under the Securities Act of 1933, as amended, with respect to the Contracts. Not all the information set forth in the registration statement and the amendments and exhibits thereto has been included in this SAI. Statements contained in the prospectus and this SAI concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC at 450 Fifth Street, N.W., Washington, DC 20549.

                              FINANCIAL STATEMENTS


All financial statements contained in this SAI should be considered only as bearing on our ability to meet our obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Variable Account.

                         INDEX TO FINANCIAL STATEMENTS

Nationwide Provident VA Separate Account A:
     Independent Auditors' Report...........................   F-2
     Statement of Assets and Liabilities, December 31,
      2003..................................................   F-3
     Statements of Operations for the Year Ended December
      31, 2003..............................................   F-4
     Statements of Changes in Net Assets for the Years Ended
      December 31, 2003 and 2002............................   F-9
     Notes to Financial Statements..........................  F-19
Nationwide Life and Annuity Company of America:
     Independent Auditors' Report...........................  F-34
     Statements of Income for the Twelve Months Ended
      December 31, 2003 and the Three Months Ended December
      31, 2002..............................................  F-35
     Balance Sheets, December 31, 2003 and December 31,
      2002..................................................  F-36
     Statements of Shareholder's Equity for the Twelve
      Months Ended December 31, 2003 and the Three Months
      Ended December 31, 2002...............................  F-37
     Statements of Cash Flows for the Twelve Months Ended
      December 31, 2003 and the Three Months Ended December
      31, 2002..............................................  F-38
     Notes to Financial Statements..........................  F-39
Providentmutual Life and Annuity Company of America:
     Independent Auditors' Report...........................  F-67
     Report of Independent Accountants......................  F-68
     Balance Sheet, September 30, 2002......................  F-69
     Statements of Operations for the Nine Months Ended
      September 30, 2002 and Year Ended December 31, 2001...  F-70
     Statements of Changes in Equity for the Nine Months
      Ended September 30, 2002 and Year Ended December 31,
      2001..................................................  F-71
     Statements of Cash Flows for the Nine Months Ended
      September 30, 2002 and Year Ended December 31, 2001...  F-72
     Notes to Financial Statements..........................  F-73

--------------------------------------------------------------------------------
The Nationwide Provident VA Separate Account A of Nationwide Life and Annuity Company of America
Independent Auditors' Report

--------------------------------------------------------------------------------

The Board of Directors of Nationwide Life and Annuity Company of
America and Contractowners of Nationwide Provident VA Separate Account A:

We have audited the accompanying statement of assets and liabilities of Nationwide Provident VA Separate Account A (comprised of the sub-accounts listed in note 1) (collectively, the Account) as of December 31, 2003, and the related statements of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the years in the two year period then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The accompanying financial highlights of the Account as of and for the year ended December 31, 2001, were audited by other auditors whose report thereon dated January 18, 2002, expressed an unqualified opinion on those financial highlights.

     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2003, and the results of its operations for the year then ended, and the changes in its net assets and financial highlights for each of the years in the two year period then ended in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP
April 14, 2004
Philadelphia, PA

--------------------------------------------------------------------------------
The Nationwide Provident VA Separate Account A
of Nationwide Life and Annuity Company of America
Statement of Assets and Liabilities, December 31, 2003
--------------------------------------------------------------------------------

                                                                  SHARES        COST        FAIR VALUE
-------------------------------------------------------------------------------------------------------
Gartmore Variable Insurance Trust:
 Gartmore GVIT Nationwide Fund..............................     1,524,689   $20,155,773    $15,658,559
 Gartmore GVIT Money Market Fund............................    36,799,731   $36,799,731    $36,799,731
 Gartmore GVIT Government Bond Fund (Class IV)..............     1,341,430   $16,420,208    $16,271,551
 JP Morgan GVIT Balanced Fund...............................     1,199,836   $11,593,048    $11,254,458
 Gartmore GVIT Mid Cap Growth Fund..........................       798,262   $15,070,870    $17,130,709
 Dreyfus GVIT International Value Fund......................     1,077,022   $12,353,184    $14,173,603
 Gartmore GVIT Growth Fund..................................       781,609    $6,464,971     $7,800,457
 Comstock GVIT Value Fund...................................     1,210,640   $10,489,896    $12,033,757
 Gartmore GVIT Small Company Fund...........................       524,456   $12,992,968    $11,396,422
 Gartmore GVIT Small Cap Value Fund.........................     1,319,685   $12,476,563    $15,255,556
 Gartmore GVIT Equity 500 Index Fund........................     7,464,864   $54,579,973    $58,599,181
Fidelity Variable Insurance Products (Initial Class):
 High Income Portfolio......................................     1,204,677    $7,134,491     $8,372,508
 Equity-Income Portfolio....................................     1,889,428   $43,670,328    $43,796,944
 Growth Portfolio...........................................     1,691,930   $77,509,803    $52,517,504
 Overseas Portfolio.........................................       113,071    $1,739,781     $1,762,778
 Asset Manager Portfolio....................................     1,349,824   $21,038,602    $19,518,457
 Contrafund Portfolio.......................................     1,683,708   $40,255,728    $38,944,159
 Investment Grade Bond Portfolio............................       241,861    $3,099,312     $3,301,405
PIMCO Advisors VIT:
 OpCap Equity Portfolio.....................................       292,526    $9,289,395     $9,495,395
 OpCap Small Cap Portfolio..................................       341,424    $9,596,883    $10,474,876
 OpCap Managed Portfolio....................................       480,837   $18,959,806    $18,815,162
Scudder Variable Series I:
 Bond Portfolio.............................................     1,275,022    $8,722,404     $8,976,153
 Growth and Income Portfolio................................       767,769    $7,463,753     $6,526,033
 International Portfolio....................................       895,075    $6,818,092     $7,393,320
Dreyfus Variable Investment Fund:
 Growth and Income Portfolio................................       356,168    $8,258,004     $7,180,346
Dreyfus Socially Responsible Growth Fund, Inc.:
 Socially Responsible Growth Fund...........................       296,607   $10,223,822     $7,056,282
Federated Insurance Series:
 Fund for U.S. Government Securities II Portfolio...........     1,323,667   $15,560,482    $15,579,557
 Capital Income Fund II Portfolio...........................       322,462    $3,440,379     $2,721,576
Neuberger Berman Advisers Management Trust:
 Limited Maturity Bond Portfolio............................        94,317    $1,249,460     $1,244,988
 Partners Portfolio.........................................        39,244      $596,708       $604,360
Van Eck Worldwide Insurance Trust:
 Van Eck Worldwide Bond Portfolio...........................       319,361    $3,678,275     $4,250,695
 Van Eck Worldwide Hard Assets Portfolio....................       210,044    $2,575,462     $3,123,361
 Van Eck Worldwide Emerging Markets Portfolio...............       594,461    $5,240,566     $7,222,698
 Van Eck Worldwide Real Estate Portfolio....................       162,848    $1,771,941     $2,156,110
Alger American Fund:
 Alger American Small Capitalization Portfolio..............       129,396    $2,984,223     $2,248,900
MFS Variable Insurance Trust:
 MFS Emerging Growth Series.................................        78,788    $1,655,781     $1,214,123
 MFS Investors Trust Series.................................        75,681    $1,321,102     $1,230,571
 MFS New Discovery Series...................................        58,438      $811,542       $809,363
 MFS Research Series........................................        44,570      $693,320       $592,781
PIMCO Variable Insurance Trust:
 PIMCO High Yield Bond Portfolio............................     1,496,260   $11,672,591    $12,254,371
 PIMCO Total Return Bond Portfolio..........................       420,536    $4,268,242     $4,356,754
Variable Insurance Products Fund III:
 VIP III Growth Portfolio...................................       217,122    $6,901,670     $6,669,985
 VIP III Overseas Portfolio.................................       122,508    $1,650,019     $1,898,878
 VIP III Contrafund Portfolio...............................       192,068    $3,944,261     $4,404,113
 VIP III Growth Opportunities Portfolio.....................        73,521    $1,022,087     $1,101,338
Strong Variable Insurance Funds, Inc.:
 Strong Mid Cap Growth Fund II..............................       310,069    $3,770,808     $4,257,250
Strong Opportunity Fund II, Inc.:
 Strong Opportunity Fund II.................................       195,904    $3,530,706     $3,720,213
                                                                                           ------------
 Total Investments..........................................                               $542,167,291
 Accounts Receivable........................................                                         --
                                                                                           ------------
 Total Assets...............................................                               $542,167,291
 Accounts Payable...........................................                                         29
                                                                                           ------------
 Net Assets.................................................                               $542,167,262
                                                                                           ============
 Held for the benefit of contractholders....................                               $540,004,223
 Attributable to Nationwide Life and Annuity Company of
   America..................................................                                  2,163,039
                                                                                           ------------
                                                                                           $542,167,262
                                                                                           ============

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
The Nationwide Provident VA Separate Account A of Nationwide Life and Annuity Company of America
Statements of Operations for the Year Ended December 31, 2003

--------------------------------------------------------------------------------

                                                                   GARTMORE GVIT    GARTMORE GVIT                    GARTMORE GVIT
                                                   GARTMORE GVIT       MONEY         GOVERNMENT        JP MORGAN        MID CAP
                                                    NATIONWIDE        MARKET       BOND (CLASS IV)   GVIT BALANCED      GROWTH
                                       TOTAL           FUND            FUND             FUND             FUND            FUND
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends........................  $  10,082,679   $    182,574     $  381,943       $1,479,728       $   477,208              --
EXPENSES
Mortality and expense risks......      7,363,135        206,386        710,175          258,711           149,763     $   213,159
                                   -------------   ------------     ----------       ----------       -----------     -----------
Net investment income (loss).....      2,719,544        (23,812)      (328,232)       1,221,017           327,445        (213,159)
                                   -------------   ------------     ----------       ----------       -----------     -----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS
Realized gain distributions
 reinvested......................        391,912             --             --          184,068                --              --
Net realized gain (loss) from
 redemption of investment
 shares..........................    (40,751,192)    (2,356,149)            --           50,239          (525,531)     (1,279,201)
                                   -------------   ------------     ----------       ----------       -----------     -----------
Net realized gain (loss) on
 investments.....................    (40,359,280)    (2,356,149)            --          234,307          (525,531)     (1,279,201)
                                   -------------   ------------     ----------       ----------       -----------     -----------
Net unrealized appreciation
 (depreciation) of investments:
 Beginning of year...............   (163,548,697)   (10,344,303)            --        1,004,101        (2,221,428)     (4,149,888)
 End of year.....................    (19,349,723)    (4,497,214)            --         (148,657)         (338,590)      2,059,839
                                   -------------   ------------     ----------       ----------       -----------     -----------
Net unrealized appreciation
 (depreciation) during the
 year............................    144,198,974      5,847,089             --       (1,152,758)        1,882,838       6,209,727
                                   -------------   ------------     ----------       ----------       -----------     -----------
Net realized and unrealized gain
 (loss) on investments...........    103,839,694      3,490,940             --         (918,451)        1,357,307       4,930,526
                                   -------------   ------------     ----------       ----------       -----------     -----------
Net increase (decrease) in net
 assets resulting from
 operations......................  $ 106,559,238   $  3,467,128     $ (328,232)      $  302,566       $ 1,684,752     $ 4,717,367
                                   =============   ============     ==========       ==========       ===========     ===========

                                      DREYFUS
                                       GVIT                                                      GARTMORE GVIT   GARTMORE GVIT
                                   INTERNATIONAL   GARTMORE GVIT    COMSTOCK     GARTMORE GVIT     SMALL CAP        EQUITY
                                       VALUE          GROWTH       GVIT VALUE    SMALL COMPANY       VALUE         500 INDEX
                                       FUND            FUND           FUND           FUND            FUND            FUND
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends........................   $   279,421     $     2,341    $  148,638              --              --    $  1,109,736
EXPENSES
Mortality and expense risks......       150,757         106,589       138,181     $   134,956     $   156,713         774,522
                                    -----------     -----------    -----------    -----------     -----------    ------------
Net investment income (loss).....       128,664        (104,248)       10,457        (134,956)       (156,713)        335,214
                                    -----------     -----------    -----------    -----------     -----------    ------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS
Realized gain distributions
 reinvested......................            --              --            --              --              --              --
Net realized gain (loss) from
 redemption of investment
 shares..........................      (393,916)       (500,145)     (297,797)     (1,635,416)       (175,441)     (6,506,438)
                                    -----------     -----------    -----------    -----------     -----------    ------------
Net realized gain (loss) on
 investments.....................      (393,916)       (500,145)     (297,797)     (1,635,416)       (175,441)     (6,506,438)
                                    -----------     -----------    -----------    -----------     -----------    ------------
Net unrealized appreciation
 (depreciation) of investments:
 Beginning of year...............    (2,069,240)     (1,088,040)   (1,395,042)     (6,907,126)     (2,305,157)    (15,442,272)
 End of year.....................     1,820,419       1,335,486     1,543,861      (1,596,546)      2,778,993       4,019,208
                                    -----------     -----------    -----------    -----------     -----------    ------------
Net unrealized appreciation
 (depreciation) during the
 year............................     3,889,659       2,423,526     2,938,903       5,310,580       5,084,150      19,461,480
                                    -----------     -----------    -----------    -----------     -----------    ------------
Net realized and unrealized gain
 (loss) on investments...........     3,495,743       1,923,381     2,641,106       3,675,164       4,908,709      12,955,042
                                    -----------     -----------    -----------    -----------     -----------    ------------
Net increase (decrease) in net
 assets resulting from
 operations......................   $ 3,624,407     $ 1,819,133    $2,651,563     $ 3,540,208     $ 4,751,996    $ 13,290,256
                                    ===========     ===========    ===========    ===========     ===========    ============

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
The Nationwide Provident VA Separate Account A of Nationwide Life and Annuity Company of America
Statements of Operations for the Year Ended December 31, 2003

--------------------------------------------------------------------------------

                                      FIDELITY       FIDELITY                                   FIDELITY
                                        HIGH         EQUITY-        FIDELITY      FIDELITY        ASSET        FIDELITY
                                       INCOME         INCOME         GROWTH       OVERSEAS       MANAGER      CONTRAFUND
                                      PORTFOLIO     PORTFOLIO      PORTFOLIO      PORTFOLIO     PORTFOLIO     PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends..........................  $   676,370   $    812,917   $    142,432   $    16,142   $   712,699   $    187,651
EXPENSES
Mortality and expense risks........      120,483        569,124        680,189        22,221       265,610        523,560
                                     -----------   ------------   ------------   -----------   -----------   ------------
Net investment income (loss).......      555,887        243,793       (537,757)       (6,079)      447,089       (335,909)
                                     -----------   ------------   ------------   -----------   -----------   ------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS
Realized gain distributions
 reinvested........................           --             --             --            --            --             --
Net realized gain (loss) from
 redemption of investment shares...   (1,447,868)    (3,279,254)    (8,101,657)   (1,091,203)   (1,327,287)    (3,207,250)
                                     -----------   ------------   ------------   -----------   -----------   ------------
Net realized gain on investments...   (1,447,868)    (3,279,254)    (8,101,657)   (1,091,203)   (1,327,287)    (3,207,250)
                                     -----------   ------------   ------------   -----------   -----------   ------------
Net unrealized appreciation of
 investments:
 Beginning of year.................   (1,633,040)   (13,171,067)   (46,899,700)   (1,622,689)   (5,310,120)   (13,766,521)
 End of year.......................    1,238,017        126,616    (24,992,299)       22,997    (1,520,145)    (1,311,569)
                                     -----------   ------------   ------------   -----------   -----------   ------------
Net unrealized appreciation during
 the year..........................    2,871,057     13,297,683     21,907,401     1,645,686     3,789,975     12,454,952
                                     -----------   ------------   ------------   -----------   -----------   ------------
Net realized and unrealized gain on
 investments.......................    1,423,189     10,018,429     13,805,744       554,483     2,462,688      9,247,702
                                     -----------   ------------   ------------   -----------   -----------   ------------
Net increase in net assets
 resulting from operations.........  $ 1,979,076   $ 10,262,222   $ 13,267,987   $   548,404   $ 2,909,777   $  8,911,793
                                     ===========   ============   ============   ===========   ===========   ============

                                      FIDELITY
                                     INVESTMENT      OPCAP        OPCAP        OPCAP
                                     GRADE BOND     EQUITY      SMALL CAP     MANAGED
                                     PORTFOLIO     PORTFOLIO    PORTFOLIO    PORTFOLIO
-----------------------------------  --------------------------------------------------
INVESTMENT INCOME
Dividends..........................  $ 166,682    $   141,446   $    4,948   $  358,660
EXPENSES
Mortality and expense risks........     54,892        131,093      126,357      259,255
                                     ---------    -----------   ----------   ----------
Net investment income (loss).......    111,790         10,353     (121,409)      99,405
                                     ---------    -----------   ----------   ----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS
Realized gain distributions
 reinvested........................     58,647             --           --           --
Net realized gain (loss) from
 redemption of investment shares...    182,698     (1,312,109)    (545,235)  (1,577,174)
                                     ---------    -----------   ----------   ----------
Net realized gain on investments...    241,345     (1,312,109)    (545,235)  (1,577,174)
                                     ---------    -----------   ----------   ----------
Net unrealized appreciation of
 investments:
 Beginning of year.................    416,653     (3,354,233)  (2,925,689)  (5,005,272)
 End of year.......................    202,093        206,000      877,993     (144,644)
                                     ---------    -----------   ----------   ----------
Net unrealized appreciation during
 the year..........................   (214,560)     3,560,233    3,803,682    4,860,628
                                     ---------    -----------   ----------   ----------
Net realized and unrealized gain on
 investments.......................     26,785      2,248,124    3,258,447    3,283,454
                                     ---------    -----------   ----------   ----------
Net increase in net assets
 resulting from operations.........  $ 138,575    $ 2,258,477   $3,137,038   $3,382,859
                                     =========    ===========   ==========   ==========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
The Nationwide Provident VA Separate Account A of Nationwide Life and Annuity Company of America
Statements of Operations for the Year Ended December 31, 2003

--------------------------------------------------------------------------------

                                                                                                DREYFUS     FEDERATED FUND
                                                    SCUDDER                       DREYFUS      SOCIALLY           FOR
                                       SCUDDER    GROWTH AND       SCUDDER        GROWTH      RESPONSIBLE   U.S. GOVERNMENT
                                        BOND        INCOME      INTERNATIONAL   AND INCOME      GROWTH       SECURITIES II
                                      PORTFOLIO    PORTFOLIO      PORTFOLIO      PORTFOLIO       FUND          PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends...........................  $436,395    $   69,298     $    56,388    $    56,513   $    7,226       $ 889,697
EXPENSES
Mortality and expense risks.........   144,473        88,434          95,917         95,420       94,186         299,428
                                      --------    -----------    -----------    -----------   -----------      ---------
Net investment income (loss)........   291,922       (19,136)        (39,529)       (38,907)     (86,960)        590,269
                                      --------    -----------    -----------    -----------   -----------      ---------
NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS
Realized gain distributions
  reinvested........................        --            --              --             --           --         115,385
Net realized (loss) gain from
  redemption of investment shares...   104,636    (1,503,864)       (259,824)      (754,737)  (1,608,169)        427,112
                                      --------    -----------    -----------    -----------   -----------      ---------
Net realized (loss) gain on
  investments.......................   104,636    (1,503,864)       (259,824)      (754,737)  (1,608,169)        542,497
                                      --------    -----------    -----------    -----------   -----------      ---------
Net unrealized appreciation
  (depreciation) of investments:
  Beginning of year.................   288,305    (3,882,623)     (1,350,687)    (3,408,650)  (6,330,033)        989,069
  End of year.......................   253,749      (937,720)        575,228     (1,077,658)  (3,167,540)         19,075
                                      --------    -----------    -----------    -----------   -----------      ---------
Net unrealized appreciation
  (depreciation) during the year....   (34,556)    2,944,903       1,925,915      2,330,992    3,162,493        (969,994)
                                      --------    -----------    -----------    -----------   -----------      ---------
Net realized and unrealized gain
  (loss) on investments.............    70,080     1,441,039       1,666,091      1,576,255    1,554,324        (427,497)
                                      --------    -----------    -----------    -----------   -----------      ---------
Net increase (decrease) in net
  assets resulting from
  operations........................  $362,002    $1,421,903     $ 1,626,562    $ 1,537,348   $1,467,364       $ 162,772
                                      ========    ===========    ===========    ===========   ===========      =========

                                         FEDERATED
                                          CAPITAL         NEUBERGER
                                          INCOME        BERMAN LIMITED      NEUBERGER
                                          FUND II       MATURITY BOND    BERMAN PARTNERS
                                         PORTFOLIO        PORTFOLIO         PORTFOLIO
------------------------------------  --------------------------------------------------
INVESTMENT INCOME
Dividends...........................    $   179,560        $ 57,998                --
EXPENSES
Mortality and expense risks.........         36,799          18,458         $   6,712
                                        -----------        --------         ---------
Net investment income (loss)........        142,761          39,540            (6,712)
                                        -----------        --------         ---------
NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS
Realized gain distributions
  reinvested........................             --              --                --
Net realized (loss) gain from
  redemption of investment shares...       (722,245)         23,857           (45,025)
                                        -----------        --------         ---------
Net realized (loss) gain on
  investments.......................       (722,245)         23,857           (45,025)
                                        -----------        --------         ---------
Net unrealized appreciation
  (depreciation) of investments:
  Beginning of year.................     (1,754,827)         44,399          (206,623)
  End of year.......................       (718,803)         (4,472)            7,652
                                        -----------        --------         ---------
Net unrealized appreciation
  (depreciation) during the year....      1,036,024         (48,871)          214,275
                                        -----------        --------         ---------
Net realized and unrealized gain
  (loss) on investments.............        313,779         (25,014)          169,250
                                        -----------        --------         ---------
Net increase (decrease) in net
  assets resulting from
  operations........................    $   456,540        $ 14,526         $ 162,538
                                        ===========        ========         =========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
The Nationwide Provident VA Separate Account A of Nationwide Life and Annuity Company of America
Statements of Operations for the Year Ended December 31, 2003

--------------------------------------------------------------------------------

                                                                   VAN ECK
                                         VAN ECK      VAN ECK     WORLDWIDE      VAN ECK     ALGER AMERICAN
                                        WORLDWIDE    WORLDWIDE     EMERGING     WORLDWIDE        SMALL
                                          BOND      HARD ASSETS    MARKETS     REAL ESTATE   CAPITALIZATION   MFS EMERGING
                                        PORTFOLIO    PORTFOLIO    PORTFOLIO     PORTFOLIO      PORTFOLIO      GROWTH SERIES
---------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends.............................  $ 81,228     $   7,284    $    6,378    $  43,830              --              --
EXPENSES
Mortality and expense risks...........    68,009        29,866        65,994       25,645     $    25,588       $  15,183
                                        --------     ---------    ----------    ---------     -----------       ---------
Net investment income (loss)..........    13,219       (22,582)      (59,616)      18,185         (25,588)        (15,183)
                                        --------     ---------    ----------    ---------     -----------       ---------
NET REALIZED AND UNREALIZED (LOSS)
  GAIN ON INVESTMENTS
Realized gain distributions
  reinvested..........................        --            --            --           --              --              --
Net realized gain from redemption of
  investment shares...................   469,248       (22,499)       90,700      (66,074)       (351,800)       (201,091)
                                        --------     ---------    ----------    ---------     -----------       ---------
Net realized gain on investments......   469,248       (22,499)       90,700      (66,074)       (351,800)       (201,091)
                                        --------     ---------    ----------    ---------     -----------       ---------
Net unrealized appreciation of
  investments:
  Beginning of year...................   358,571      (190,923)     (311,533)    (195,181)     (1,746,488)       (929,100)
  End of year.........................   572,420       547,899     1,982,132      384,169        (735,323)       (441,658)
                                        --------     ---------    ----------    ---------     -----------       ---------
Net unrealized appreciation during the
  year................................   213,849       738,822     2,293,665      579,350       1,011,165         487,442
                                        --------     ---------    ----------    ---------     -----------       ---------
Net realized and unrealized gain on
  investments.........................   683,097       716,323     2,384,365      513,276         659,365         286,351
                                        --------     ---------    ----------    ---------     -----------       ---------
Net increase in net assets resulting
  from operations.....................  $696,316     $ 693,741    $2,324,749    $ 531,461     $   633,777       $ 271,168
                                        ========     =========    ==========    =========     ===========       =========


                                            MFS                              MFS
                                         INVESTORS         MFS NEW        RESEARCH
                                        TRUST SERIES   DISCOVERY SERIES    SERIES
--------------------------------------  -------------------------------------------
INVESTMENT INCOME
Dividends.............................   $   5,091               --       $   2,047
EXPENSES
Mortality and expense risks...........      15,088        $   9,079           6,969
                                         ---------        ---------       ---------
Net investment income (loss)..........      (9,997)          (9,079)         (4,922)
                                         ---------        ---------       ---------
NET REALIZED AND UNREALIZED (LOSS)
  GAIN ON INVESTMENTS
Realized gain distributions
  reinvested..........................          --               --              --
Net realized gain from redemption of
  investment shares...................     (85,423)         (31,277)        (53,881)
                                         ---------        ---------       ---------
Net realized gain on investments......     (85,423)         (31,277)        (53,881)
                                         ---------        ---------       ---------
Net unrealized appreciation of
  investments:
  Beginning of year...................    (388,901)        (223,575)       (264,516)
  End of year.........................     (90,531)          (2,179)       (100,539)
                                         ---------        ---------       ---------
Net unrealized appreciation during the
  year................................     298,370          221,396         163,977
                                         ---------        ---------       ---------
Net realized and unrealized gain on
  investments.........................     212,947          190,119         110,096
                                         ---------        ---------       ---------
Net increase in net assets resulting
  from operations.....................   $ 202,950        $ 181,040       $ 105,174
                                         =========        =========       =========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
The Nationwide Provident VA Separate Account A of Nationwide Life and Annuity Company of America
Statements of Operations for the Year Ended December 31, 2003

--------------------------------------------------------------------------------

                                       PIMCO         PIMCO                                                 VIP III        STRONG
                                     HIGH YIELD   TOTAL RETURN     VIP III      VIP III     VIP III        GROWTH         MID-CAP
                                        BOND          BOND         GROWTH      OVERSEAS    CONTRAFUND   OPPORTUNITIES     GROWTH
                                     PORTFOLIO     PORTFOLIO      PORTFOLIO    PORTFOLIO   PORTFOLIO      PORTFOLIO       FUND II
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends..........................  $ 727,001      $141,929     $     7,020   $   8,175   $  11,289      $   4,296              --
EXPENSES
Mortality and expense risks........    137,886        68,192          79,740      21,287      50,931         12,716     $    55,107
                                     ----------     --------     -----------   ---------   ----------     ---------     -----------
Net investment income (loss).......    589,115        73,737         (72,720)    (13,112)    (39,642)        (8,420)        (55,107)
                                     ----------     --------     -----------   ---------   ----------     ---------     -----------
NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS
Realized gain distributions
  reinvested.......................         --        33,812              --          --          --             --              --
Net realized gain from redemption
  of investment shares.............    872,633        50,149        (289,007)    (60,228)   (135,713)       (45,224)       (793,891)
                                     ----------     --------     -----------   ---------   ----------     ---------     -----------
Net realized gain on investments...    872,633        83,961        (289,007)    (60,228)   (135,713)       (45,224)       (793,891)
                                     ----------     --------     -----------   ---------   ----------     ---------     -----------
Net unrealized appreciation of
  investments:
  Beginning of year................     98,953        82,023      (2,151,604)   (388,092)   (600,443)      (205,833)     (1,469,135)
  End of year......................    581,780        88,512        (231,685)    248,859     459,852         79,251         486,442
                                     ----------     --------     -----------   ---------   ----------     ---------     -----------
Net unrealized appreciation during
  the year.........................    482,827         6,489       1,919,919     636,951   1,060,295        285,084       1,955,577
                                     ----------     --------     -----------   ---------   ----------     ---------     -----------
Net realized and unrealized gain on
  investments......................  1,355,460        90,450       1,630,912     576,723     924,582        239,860       1,161,686
                                     ----------     --------     -----------   ---------   ----------     ---------     -----------
Net increase in net assets
  resulting from operations........  $1,944,575     $164,187     $ 1,558,192   $ 563,611   $ 884,940      $ 231,440     $ 1,106,579
                                     ==========     ========     ===========   =========   ==========     =========     ===========


                                       STRONG
                                     OPPORTUNITY
                                       FUND II
-----------------------------------  -----------
INVESTMENT INCOME
Dividends..........................  $     2,500
EXPENSES
Mortality and expense risks........       43,332
                                     -----------
Net investment income (loss).......      (40,832)
                                     -----------
NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS
Realized gain distributions
  reinvested.......................           --
Net realized gain from redemption
  of investment shares.............     (433,421)
                                     -----------
Net realized gain on investments...     (433,421)
                                     -----------
Net unrealized appreciation of
  investments:
  Beginning of year................   (1,221,177)
  End of year......................      189,507
                                     -----------
Net unrealized appreciation during
  the year.........................    1,410,684
                                     -----------
Net realized and unrealized gain on
  investments......................      977,263
                                     -----------
Net increase in net assets
  resulting from operations........  $   936,431
                                     ===========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
The Nationwide Provident VA Separate Account A of Nationwide Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 2003

--------------------------------------------------------------------------------

                                                                                       GARTMORE
                                                                         GARTMORE        GVIT                      GARTMORE
                                                          GARTMORE         GVIT       GOVERNMENT     JP MORGAN       GVIT
                                                            GVIT          MONEY          BOND          GVIT         MID CAP
                                                         NATIONWIDE       MARKET      (CLASS IV)     BALANCED       GROWTH
                                             TOTAL          FUND           FUND          FUND          FUND          FUND
-----------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss)...........  $   2,719,544   $   (23,812)  $   (328,232)  $ 1,221,017   $   327,445   $  (213,159)
Net realized gain (loss) on
 investments...........................    (40,359,280)   (2,356,149)            --       234,307      (525,531)   (1,279,201)
Net unrealized appreciation
 (depreciation) during the year........    144,198,974     5,847,089             --    (1,152,758)    1,882,838     6,209,727
                                         -------------   -----------   ------------   -----------   -----------   -----------
Net increase (decrease) in net assets
 from operations.......................    106,559,238     3,467,128       (328,232)      302,566     1,684,752     4,717,367
                                         -------------   -----------   ------------   -----------   -----------   -----------
FROM VARIABLE ANNUITY CONTRACT
 TRANSACTIONS
Contractholders' net premiums..........      6,506,155       130,931      1,011,787       173,752        82,975       202,475
Administrative charges.................       (524,301)      (15,554)       (45,852)      (18,015)      (11,521)      (17,770)
Surrenders and forfeitures.............   (107,771,183)   (3,161,398)   (18,019,507)   (3,224,767)   (1,410,932)   (2,700,291)
Deduction for surrender charges........     (1,152,269)      (19,069)      (265,468)      (30,638)      (17,751)      (38,447)
Transfers between portfolios and the
 Guaranteed Account....................     (5,837,913)     (554,587)    (5,339,147)      611,287       434,502     1,516,604
Net repayments (withdrawals) due to
 policy loans..........................         39,109        (4,010)         6,348        (2,128)        1,264           554
Withdrawals due to death benefits......     (7,336,137)     (146,610)    (1,056,090)     (168,345)     (477,524)     (188,041)
                                         -------------   -----------   ------------   -----------   -----------   -----------
Net (decrease) increase in net assets
 derived from contract transactions....   (116,076,539)   (3,770,297)   (23,707,929)   (2,658,854)   (1,398,987)   (1,224,916)
                                         -------------   -----------   ------------   -----------   -----------   -----------
Amounts contributed/(withdrawn) by
 Nationwide Life and Annuity Company of
 America, including seed money and
 reimbursements........................          5,175           878             --          (275)          (21)       43,481
                                         -------------   -----------   ------------   -----------   -----------   -----------
Total (decrease) increase in net
 assets................................     (9,512,126)     (302,291)   (24,036,161)   (2,356,563)      285,744     3,535,932
NET ASSETS
 Beginning of year.....................    551,679,388    15,960,850     60,835,859    18,628,114    11,160,268    14,432,843
                                         -------------   -----------   ------------   -----------   -----------   -----------
 End of year...........................  $ 542,167,262   $15,658,559   $ 36,799,698   $16,271,551   $11,446,012   $17,968,775
                                         =============   ===========   ============   ===========   ===========   ===========
CHANGES IN UNITS
 Beginning units.......................        866,432        41,083         93,229        28,470        23,739        16,791
                                         -------------   -----------   ------------   -----------   -----------   -----------
 Units purchased.......................        232,220           860         67,420         5,369         1,555         3,333
 Units redeemed........................       (393,360)       (9,363)      (104,741)       (9,738)       (5,323)       (4,834)
                                         -------------   -----------   ------------   -----------   -----------   -----------
 Ending units..........................        705,292        32,580         55,908        24,101        19,971        15,290
                                         =============   ===========   ============   ===========   ===========   ===========


                                            DREYFUS                                   GARTMORE      GARTMORE       GARTMORE
                                             GVIT         GARTMORE      COMSTOCK        GVIT          GVIT           GVIT
                                         INTERNATIONAL      GVIT          GVIT          SMALL       SMALL CAP     EQUITY 500
                                             VALUE         GROWTH         VALUE        COMPANY        VALUE         INDEX
                                             FUND           FUND          FUND          FUND          FUND           FUND
---------------------------------------  ------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss)...........   $   128,664    $  (104,248)  $    10,457   $  (134,956)  $  (156,713)  $    335,214
Net realized gain (loss) on
 investments...........................      (393,916)      (500,145)     (297,797)   (1,635,416)     (175,441)    (6,506,438)
Net unrealized appreciation
 (depreciation) during the year........     3,889,659      2,423,526     2,938,903     5,310,580     5,084,150     19,461,480
                                          -----------    -----------   -----------   -----------   -----------   ------------
Net increase (decrease) in net assets
 from operations.......................     3,624,407      1,819,133     2,651,563     3,540,208     4,751,996     13,290,256
                                          -----------    -----------   -----------   -----------   -----------   ------------
FROM VARIABLE ANNUITY CONTRACT
 TRANSACTIONS
Contractholders' net premiums..........       129,828        119,591       112,400       174,162       150,197        777,437
Administrative charges.................       (10,321)        (9,620)      (10,420)      (12,231)      (11,398)       (63,464)
Surrenders and forfeitures.............    (2,202,447)    (1,531,178)   (1,425,730)   (1,389,787)   (1,275,503)    (9,658,461)
Deduction for surrender charges........       (11,761)       (23,896)      (17,559)      (20,545)      (27,939)      (110,622)
Transfers between portfolios and the
 Guaranteed Account....................       445,976         13,264       836,848       329,619     1,949,149     (4,250,741)
Net repayments (withdrawals) due to
 policy loans..........................         4,276         (1,056)            1          (933)        1,047          2,133
Withdrawals due to death benefits......      (144,997)      (104,800)      (76,999)     (158,728)     (158,932)      (907,322)
                                          -----------    -----------   -----------   -----------   -----------   ------------
Net (decrease) increase in net assets
 derived from contract transactions....    (1,789,446)    (1,537,695)     (581,459)   (1,078,443)      626,621    (14,211,040)
                                          -----------    -----------   -----------   -----------   -----------   ------------
Amounts contributed/(withdrawn) by
 Nationwide Life and Annuity Company of
 America, including seed money and
 reimbursements........................      (169,324)       215,041           102            81            45        (87,101)
                                          -----------    -----------   -----------   -----------   -----------   ------------
Total (decrease) increase in net
 assets................................     1,665,637        496,479     2,070,206     2,461,846     5,378,662     (1,007,885)
NET ASSETS
 Beginning of year.....................    11,351,346      7,518,978     9,963,551     8,934,576     9,876,894     59,519,066
                                          -----------    -----------   -----------   -----------   -----------   ------------
 End of year...........................   $13,016,983    $ 8,015,457   $12,033,757   $11,396,422   $15,255,556   $ 58,511,181
                                          ===========    ===========   ===========   ===========   ===========   ============
CHANGES IN UNITS
 Beginning units.......................        18,617         23,759        24,457        23,983        24,092         61,243
                                          -----------    -----------   -----------   -----------   -----------   ------------
 Units purchased.......................         2,221         20,384         5,958         4,022         8,593          6,861
 Units redeemed........................        (5,325)       (24,645)       (7,610)       (6,665)       (7,640)       (20,626)
                                          -----------    -----------   -----------   -----------   -----------   ------------
 Ending units..........................        15,513         19,498        22,805        21,340        25,045         47,478
                                          ===========    ===========   ===========   ===========   ===========   ============

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
The Nationwide Provident VA Separate Account A of Nationwide Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 2003

--------------------------------------------------------------------------------

                                                        FIDELITY                                  FIDELITY
                                          FIDELITY       EQUITY-      FIDELITY      FIDELITY        ASSET       FIDELITY
                                         HIGH INCOME     INCOME        GROWTH       OVERSEAS       MANAGER     CONTRAFUND
                                          PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss)...........  $   555,887   $   243,793   $  (537,757)  $    (6,079)  $   447,089   $  (335,909)
Net realized gain on investments.......   (1,447,868)   (3,279,254)   (8,101,657)   (1,091,203)   (1,327,287)   (3,207,250)
Net unrealized appreciation during the
  year.................................    2,871,057    13,297,683    21,907,401     1,645,686     3,789,975    12,454,952
                                         -----------   -----------   -----------   -----------   -----------   -----------
Net increase in net assets from
  operations...........................    1,979,076    10,262,222    13,267,987       548,404     2,909,777     8,911,793
                                         -----------   -----------   -----------   -----------   -----------   -----------
FROM VARIABLE ANNUITY CONTRACT
  TRANSACTIONS
Contractholders' net premiums..........      139,807       400,766       797,052        34,773       108,817       452,237
Administrative charges.................       (7,109)      (35,454)      (54,821)       (1,554)      (14,892)      (36,895)
Surrenders and forfeitures.............   (2,303,274)   (9,006,329)   (8,918,177)     (599,279)   (3,943,298)   (9,035,353)
Deduction for surrender charges........      (22,717)      (53,824)     (107,984)      (18,303)      (20,772)      (79,208)
Transfers between portfolios and the
  Guaranteed Account...................      277,298      (456,916)   (1,008,264)      (82,168)    1,327,677      (541,179)
Net repayments (withdrawals) due to
  policy loans.........................        1,447         7,161         4,975           990         2,413         1,471
Withdrawals due to death benefits......     (111,545)     (452,287)     (589,945)      (19,621)     (246,146)      (39,903)
                                         -----------   -----------   -----------   -----------   -----------   -----------
Net decrease in net assets derived from
  contract transactions................   (2,026,093)   (9,596,883)   (9,877,164)     (685,162)   (2,786,201)   (9,278,830)
                                         -----------   -----------   -----------   -----------   -----------   -----------
Amounts (withdrawn)/contributed by
  Nationwide Life and Annuity Company
  of America, including seed money and
  reimbursements.......................          (10)          770           102           (45)          (11)          562
                                         -----------   -----------   -----------   -----------   -----------   -----------
Total (decrease) increase in net
  assets...............................      (47,027)      666,109     3,390,925      (136,803)      123,565      (366,475)
NET ASSETS
  Beginning of year....................    8,419,535    43,130,835    49,126,579     1,899,581    19,394,892    39,310,634
                                         -----------   -----------   -----------   -----------   -----------   -----------
  End of year..........................  $ 8,372,508   $43,796,944   $52,517,504   $ 1,762,778   $19,518,457   $38,944,159
                                         ===========   ===========   ===========   ===========   ===========   ===========
CHANGES IN UNITS
  Beginning units......................       15,599        44,954        59,175         4,258        25,261        39,872
                                         -----------   -----------   -----------   -----------   -----------   -----------
  Units purchased......................        4,095         3,191         3,770           183         2,695         3,191
  Units redeemed.......................       (7,347)      (12,644)      (14,675)       (1,665)       (6,120)      (11,898)
                                         -----------   -----------   -----------   -----------   -----------   -----------
  Ending units.........................       12,347        35,501        48,270         2,776        21,836        31,165
                                         ===========   ===========   ===========   ===========   ===========   ===========

                                          FIDELITY
                                         INVESTMENT                      OPCAP         OPCAP
                                         GRADE BOND    OPCAP EQUITY    SMALL CAP      MANAGED
                                          PORTFOLIO     PORTFOLIO      PORTFOLIO     PORTFOLIO
---------------------------------------  ------------------------------------------------------
FROM OPERATIONS
Net investment income (loss)...........  $   111,790   $    10,353    $  (121,409)  $    99,405
Net realized gain on investments.......      241,345    (1,312,109)      (545,235)   (1,577,174)
Net unrealized appreciation during the
  year.................................     (214,560)    3,560,233      3,803,682     4,860,628
                                         -----------   -----------    -----------   -----------
Net increase in net assets from
  operations...........................      138,575     2,258,477      3,137,038     3,382,859
                                         -----------   -----------    -----------   -----------
FROM VARIABLE ANNUITY CONTRACT
  TRANSACTIONS
Contractholders' net premiums..........       27,993        55,412        111,069       146,931
Administrative charges.................       (3,020)       (7,972)        (8,574)      (15,737)
Surrenders and forfeitures.............     (942,270)   (1,857,104)    (1,834,912)   (4,131,593)
Deduction for surrender charges........      (14,540)       (7,500)       (10,665)      (14,003)
Transfers between portfolios and the
  Guaranteed Account...................     (223,892)   (1,056,528)      (138,510)     (232,868)
Net repayments (withdrawals) due to
  policy loans.........................          217          (483)         1,902            81
Withdrawals due to death benefits......     (112,444)     (234,596)       (44,689)     (402,208)
                                         -----------   -----------    -----------   -----------
Net decrease in net assets derived from
  contract transactions................   (1,267,956)   (3,108,771)    (1,924,379)   (4,649,397)
                                         -----------   -----------    -----------   -----------
Amounts (withdrawn)/contributed by
  Nationwide Life and Annuity Company
  of America, including seed money and
  reimbursements.......................           82           (70)            (1)          (23)
                                         -----------   -----------    -----------   -----------
Total (decrease) increase in net
  assets...............................   (1,129,299)     (850,364)     1,212,658    (1,266,561)
NET ASSETS
  Beginning of year....................    4,430,704    10,345,759      9,262,218    20,081,723
                                         -----------   -----------    -----------   -----------
  End of year..........................  $ 3,301,405   $ 9,495,395    $10,474,876   $18,815,162
                                         ===========   ===========    ===========   ===========
CHANGES IN UNITS
  Beginning units......................        5,819        11,175         11,181        20,805
                                         -----------   -----------    -----------   -----------
  Units purchased......................          472           536          1,369           781
  Units redeemed.......................       (2,118)       (3,642)        (3,576)       (5,369)
                                         -----------   -----------    -----------   -----------
  Ending units.........................        4,173         8,069          8,974        16,217
                                         ===========   ===========    ===========   ===========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
The Nationwide Provident VA Separate Account A of Nationwide Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 2003

--------------------------------------------------------------------------------

                                                                                                DREYFUS     FEDERATED FUND
                                                    SCUDDER                       DREYFUS      SOCIALLY           FOR
                                      SCUDDER     GROWTH AND       SCUDDER        GROWTH      RESPONSIBLE   U.S. GOVERNMENT
                                       BOND         INCOME      INTERNATIONAL   AND INCOME      GROWTH       SECURITIES II
                                     PORTFOLIO     PORTFOLIO      PORTFOLIO      PORTFOLIO       FUND          PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss)......  $   291,922   $  (19,136)    $   (39,529)   $   (38,907)  $  (86,960)     $   590,269
Net realized (loss) gain on
  investments.....................      104,636   (1,503,864)       (259,824)      (754,737)  (1,608,169)         542,497
Net unrealized appreciation
  (depreciation) during the
  year............................      (34,556)   2,944,903       1,925,915      2,330,992    3,162,493         (969,994)
                                    -----------   -----------    -----------    -----------   -----------     -----------
Net increase in net assets from
  operations......................      362,002    1,421,903       1,626,562      1,537,348    1,467,364          162,772
                                    -----------   -----------    -----------    -----------   -----------     -----------
FROM VARIABLE ANNUITY CONTRACT
  TRANSACTIONS
Contractholders' net premiums.....       66,490       75,741         139,518        125,195      133,633          195,085
Administrative charges............       (6,718)      (6,075)         (6,030)        (7,442)      (9,137)         (10,589)
Surrenders and forfeitures........   (2,145,674)  (1,658,510)     (1,565,282)    (1,570,681)  (1,130,337)      (4,594,115)
Deduction for surrender charges...      (14,666)     (12,853)        (10,948)       (10,348)     (16,140)         (28,395)
Transfers between portfolios and
  the Guaranteed Account..........     (446,838)    (303,065)       (291,713)      (139,489)    (325,449)      (2,596,419)
Net repayments (withdrawals) due
  to policy loans.................          434       (1,026)            192          3,795         (347)             520
Withdrawals due to death
  benefits........................      (63,647)     (54,133)        (41,359)      (135,417)    (151,943)        (156,586)
                                    -----------   -----------    -----------    -----------   -----------     -----------
Net decrease in net assets derived
  from contract transactions......   (2,610,619)  (1,959,921)     (1,775,622)    (1,734,387)  (1,499,720)      (7,190,499)
                                    -----------   -----------    -----------    -----------   -----------     -----------
Amounts (withdrawn)/contributed by
  Nationwide Life and Annuity
  Company of America, including
  seed money and reimbursements...          (12)          20             257           (109)          74              (45)
                                    -----------   -----------    -----------    -----------   -----------     -----------
Total (decrease) increase in net
  assets..........................   (2,248,629)    (537,998)       (148,803)      (197,148)     (32,282)      (7,027,772)
NET ASSETS
  Beginning of year...............   11,224,782    7,064,031       7,542,123      7,377,494    7,088,564       22,607,329
                                    -----------   -----------    -----------    -----------   -----------     -----------
  End of year.....................  $ 8,976,153   $6,526,033     $ 7,393,320    $ 7,180,346   $7,056,282      $15,579,557
                                    ===========   ===========    ===========    ===========   ===========     ===========
CHANGES IN UNITS
  Beginning units.................       15,168       10,894          15,516         10,056       10,012           29,971
                                    -----------   -----------    -----------    -----------   -----------     -----------
  Units purchased.................        1,600          630           1,341            312          576            7,424
  Units redeemed..................       (5,077)      (3,493)         (4,811)        (2,542)      (2,575)         (16,952)
                                    -----------   -----------    -----------    -----------   -----------     -----------
  Ending units....................       11,691        8,031          12,046          7,826        8,013           20,443
                                    ===========   ===========    ===========    ===========   ===========     ===========

                                       FEDERATED
                                        CAPITAL         NEUBERGER
                                        INCOME        BERMAN LIMITED      NEUBERGER
                                        FUND II       MATURITY BOND    BERMAN PARTNERS
                                       PORTFOLIO        PORTFOLIO         PORTFOLIO
----------------------------------  --------------------------------------------------
FROM OPERATIONS
Net investment income (loss)......    $  142,761        $   39,540        $ (6,712)
Net realized (loss) gain on
  investments.....................      (722,245)           23,857         (45,025)
Net unrealized appreciation
  (depreciation) during the
  year............................     1,036,024           (48,871)        214,275
                                      ----------        ----------        --------
Net increase in net assets from
  operations......................       456,540            14,526         162,538
                                      ----------        ----------        --------
FROM VARIABLE ANNUITY CONTRACT
  TRANSACTIONS
Contractholders' net premiums.....        19,407            28,470          15,746
Administrative charges............        (2,076)           (1,196)           (945)
Surrenders and forfeitures........      (536,575)         (210,769)        (98,429)
Deduction for surrender charges...        (3,863)           (2,563)           (748)
Transfers between portfolios and
  the Guaranteed Account..........        63,589           (64,784)           (587)
Net repayments (withdrawals) due
  to policy loans.................           330               167             (10)
Withdrawals due to death
  benefits........................       (54,044)               --              --
                                      ----------        ----------        --------
Net decrease in net assets derived
  from contract transactions......      (513,232)         (250,675)        (84,973)
                                      ----------        ----------        --------
Amounts (withdrawn)/contributed by
  Nationwide Life and Annuity
  Company of America, including
  seed money and reimbursements...            --                 4             151
                                      ----------        ----------        --------
Total (decrease) increase in net
  assets..........................       (56,692)         (236,145)         77,716
NET ASSETS
  Beginning of year...............     2,778,268         1,481,133         526,644
                                      ----------        ----------        --------
  End of year.....................    $2,721,576        $1,244,988        $604,360
                                      ==========        ==========        ========
CHANGES IN UNITS
  Beginning units.................         5,406             2,188           1,322
                                      ----------        ----------        --------
  Units purchased.................           510               204              68
  Units redeemed..................        (1,474)             (581)           (279)
                                      ----------        ----------        --------
  Ending units....................         4,442             1,811           1,111
                                      ==========        ==========        ========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
The Nationwide Provident VA Separate Account A of Nationwide Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 2003

--------------------------------------------------------------------------------

                                                                  VAN ECK
                                      VAN ECK       VAN ECK      WORLDWIDE      VAN ECK     ALGER AMERICAN
                                     WORLDWIDE     WORLDWIDE     EMERGING      WORLDWIDE        SMALL             MFS
                                        BOND      HARD ASSETS     MARKETS     REAL ESTATE   CAPITALIZATION     EMERGING
                                     PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO      PORTFOLIO      GROWTH SERIES
--------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss).......  $  13,219    $  (22,582)   $   (59,616)  $   18,185      $  (25,588)     $  (15,183)
Net realized gain on investments...    469,248       (22,499)        90,700      (66,074)       (351,800)       (201,091)
Net unrealized appreciation during
 the year..........................    213,849       738,822      2,293,665      579,350       1,011,165         487,442
                                     ----------   ----------    -----------   ----------      ----------      ----------
Net increase in net assets from
 operations........................    696,316       693,741      2,324,749      531,461         633,777         271,168
                                     ----------   ----------    -----------   ----------      ----------      ----------
FROM VARIABLE ANNUITY CONTRACT
 TRANSACTIONS
Contractholders' net premiums......     39,502        18,170         69,477       33,329          79,222           1,125
Administrative charges.............     (4,711)       (1,201)        (6,755)      (2,221)         (2,310)         (2,328)
Surrenders and forfeitures.........   (816,839)     (300,008)    (1,097,006)    (355,725)       (288,008)        (21,779)
Deduction for surrender charges....    (13,744)       (3,218)       (16,223)      (5,795)         (2,798)           (510)
Transfers between portfolios and
 the Guaranteed Account............    166,433     1,191,066        821,706      (61,552)        170,519           6,065
Net repayments due to policy
 loans.............................      1,658         1,201          1,700          299           2,235              --
Withdrawals due to death
 benefits..........................    (35,099)       (2,991)       (28,628)     (13,004)        (15,843)        (13,236)
                                     ----------   ----------    -----------   ----------      ----------      ----------
Net (decrease) increase in net
 assets derived from contract
 transactions......................   (662,800)      903,019       (255,729)    (404,669)        (56,983)        (30,663)
                                     ----------   ----------    -----------   ----------      ----------      ----------
Amounts contributed by Nationwide
 Life and Annuity Company of
 America, including seed money and
 reimbursements....................         53             9             16            2              80              --
                                     ----------   ----------    -----------   ----------      ----------      ----------
Total increase in net assets.......     33,569     1,596,769      2,069,036      126,794         576,874         240,505
NET ASSETS
 Beginning of year.................  4,217,126     1,526,592      5,153,662    2,029,316       1,672,027         973,619
                                     ----------   ----------    -----------   ----------      ----------      ----------
 End of year.......................  $4,250,695   $3,123,361    $ 7,222,698   $2,156,110      $2,248,901      $1,214,124
                                     ==========   ==========    ===========   ==========      ==========      ==========
CHANGES IN UNITS
 Beginning units...................      6,889         3,865         16,401        4,224           5,206           5,654
                                     ----------   ----------    -----------   ----------      ----------      ----------
 Units purchased...................      4,595         3,485          4,809          874             799             559
 Units redeemed....................     (5,539)       (1,758)        (6,124)      (1,733)         (1,020)           (713)
                                     ----------   ----------    -----------   ----------      ----------      ----------
 Ending units......................      5,945         5,592         15,086        3,365           4,985           5,500
                                     ==========   ==========    ===========   ==========      ==========      ==========


                                         MFS             MFS          MFS
                                      INVESTORS     NEW DISCOVERY   RESEARCH
                                     TRUST SERIES      SERIES        SERIES
-----------------------------------  ---------------------------------------
FROM OPERATIONS
Net investment income (loss).......   $   (9,997)     $ (9,079)     $ (4,922)
Net realized gain on investments...      (85,423)      (31,277)      (53,881)
Net unrealized appreciation during
 the year..........................      298,370       221,396       163,977
                                      ----------      --------      --------
Net increase in net assets from
 operations........................      202,950       181,040       105,174
                                      ----------      --------      --------
FROM VARIABLE ANNUITY CONTRACT
 TRANSACTIONS
Contractholders' net premiums......        1,053
Administrative charges.............       (2,005)       (1,077)         (745)
Surrenders and forfeitures.........      (66,371)      (15,073)       (7,919)
Deduction for surrender charges....       (3,944)         (233)         (185)
Transfers between portfolios and
 the Guaranteed Account............      (13,551)       78,423        (6,170)
Net repayments due to policy
 loans.............................           --            --            --
Withdrawals due to death
 benefits..........................       (5,713)      (17,380)           --
                                      ----------      --------      --------
Net (decrease) increase in net
 assets derived from contract
 transactions......................      (90,531)       44,660       (15,019)
                                      ----------      --------      --------
Amounts contributed by Nationwide
 Life and Annuity Company of
 America, including seed money and
 reimbursements....................            6             2            --
                                      ----------      --------      --------
Total increase in net assets.......      112,425       225,702        90,155
NET ASSETS
 Beginning of year.................    1,118,147       583,661       502,627
                                      ----------      --------      --------
 End of year.......................   $1,230,572      $809,363      $592,782
                                      ==========      ========      ========
CHANGES IN UNITS
 Beginning units...................        3,480         1,953         1,911
                                      ----------      --------      --------
 Units purchased...................          236           321           111
 Units redeemed....................         (534)         (214)         (187)
                                      ----------      --------      --------
 Ending units......................        3,182         2,060         1,835
                                      ==========      ========      ========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
The Nationwide Provident VA Separate Account A of Nationwide Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 2003

--------------------------------------------------------------------------------

                                        PIMCO         PIMCO                                                 VIP III        STRONG
                                     HIGH YIELD    TOTAL RETURN    VIP III      VIP III      VIP III        GROWTH        MID-CAP
                                        BOND           BOND         GROWTH      OVERSEAS    CONTRAFUND   OPPORTUNITIES     GROWTH
                                      PORTFOLIO     PORTFOLIO     PORTFOLIO    PORTFOLIO    PORTFOLIO      PORTFOLIO      FUND II
-----------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss).......  $   589,115    $   73,737    $  (72,720)  $  (13,112)  $ (39,642)    $   (8,420)    $  (55,107)
Net realized gain on investments...      872,633        83,961      (289,007)     (60,228)   (135,713)       (45,224)      (793,891)
Net unrealized appreciation during
 the year..........................      482,827         6,489     1,919,919      636,951   1,060,295        285,084      1,955,577
                                     -----------    ----------    ----------   ----------   ----------    ----------     ----------
Net increase in net assets from
 operations........................    1,944,575       164,187     1,558,192      563,611     884,940        231,440      1,106,579
                                     -----------    ----------    ----------   ----------   ----------    ----------     ----------
FROM VARIABLE ANNUITY CONTRACT
 TRANSACTIONS
Contractholders' net premiums......        1,133        12,901         6,885        2,421       2,168          4,553         50,291
Administrative charges.............       (2,767)       (6,074)      (10,559)      (2,056)     (6,012)        (1,645)        (5,191)
Surrenders and forfeitures.........     (485,207)     (257,178)     (365,160)    (104,216)   (226,028)       (62,301)      (832,152)
Deduction for surrender charges....      (21,298)      (15,364)           --           --          --         (5,208)       (21,761)
Transfers between portfolios and
 the Guaranteed Account............      424,064       216,468       291,607      (39,077)    497,136        114,595        452,532
Net repayments (withdrawals) due to
 policy loans......................           --         1,183           236           --          --             --         (1,024)
Withdrawals due to death
 benefits..........................      (44,088)     (304,251)     (175,577)      (7,854)    (69,856)       (16,544)       (63,976)
                                     -----------    ----------    ----------   ----------   ----------    ----------     ----------
Net increase in net assets derived
 from contract transactions........     (128,163)     (352,315)     (252,568)    (150,782)    197,408         33,450       (421,281)
                                     -----------    ----------    ----------   ----------   ----------    ----------     ----------
Amounts (withdrawn)/contributed by
 Nationwide Life and Annuity
 Company of America, including seed
 money and reimbursements..........          (28)           (4)            1            4          52             --            188
                                     -----------    ----------    ----------   ----------   ----------    ----------     ----------
Total increase (decrease) in net
 assets............................    1,816,384      (188,132)    1,305,625      412,833   1,082,400        264,890        685,486
NET ASSETS
 Beginning of year.................   10,437,987     4,544,886     5,364,360    1,486,045   3,321,713        836,448      3,571,764
                                     -----------    ----------    ----------   ----------   ----------    ----------     ----------
 End of year.......................  $12,254,371    $4,356,754    $6,669,985   $1,898,878   $4,404,113    $1,101,338     $4,257,250
                                     ===========    ==========    ==========   ==========   ==========    ==========     ==========
CHANGES IN UNITS
 Beginning units...................       21,544         7,111        22,423        6,002       9,345          3,005         20,330
                                     -----------    ----------    ----------   ----------   ----------    ----------     ----------
 Units purchased...................       37,372         2,065         2,625          473       1,729            662         10,188
 Units redeemed....................      (38,049)       (2,602)       (3,724)      (1,045)     (1,271)          (566)       (12,220)
                                     -----------    ----------    ----------   ----------   ----------    ----------     ----------
 Ending units......................       20,867         6,574        21,324        5,430       9,803          3,101         18,298
                                     ===========    ==========    ==========   ==========   ==========    ==========     ==========


                                       STRONG
                                     OPPORTUNITY
                                       FUND II
-----------------------------------------------------------------------------------------------------------------------------------
  -----------
FROM OPERATIONS
Net investment income (loss).......  $  (40,832)
Net realized gain on investments...    (433,421)
Net unrealized appreciation during
 the year..........................   1,410,684
                                     ----------
Net increase in net assets from
 operations........................     936,431
                                     ----------
FROM VARIABLE ANNUITY CONTRACT
 TRANSACTIONS
Contractholders' net premiums......      44,248
Administrative charges.............      (4,242)
Surrenders and forfeitures.........    (388,251)
Deduction for surrender charges....      (8,253)
Transfers between portfolios and
 the Guaranteed Account............      99,154
Net repayments (withdrawals) due to
 policy loans......................        (104)
Withdrawals due to death
 benefits..........................     (23,196)
                                     ----------
Net increase in net assets derived
 from contract transactions........    (280,644)
                                     ----------
Amounts (withdrawn)/contributed by
 Nationwide Life and Annuity
 Company of America, including seed
 money and reimbursements..........         191
                                     ----------
Total increase (decrease) in net
 assets............................     655,978
NET ASSETS
 Beginning of year.................   3,064,235
                                     ----------
 End of year.......................  $3,720,213
                                     ==========
CHANGES IN UNITS
 Beginning units...................       8,994
                                     ----------
 Units purchased...................       1,793
 Units redeemed....................      (2,713)
                                     ----------
 Ending units......................       8,074
                                     ==========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
The Nationwide Provident VA Separate Account A of Nationwide Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 2002

--------------------------------------------------------------------------------

                                                ALL PRO BROAD      MONEY                                     MID CAP
                                                   EQUITY          MARKET         BOND        BALANCED       GROWTH
                                    TOTAL         PORTFOLIO      PORTFOLIO      PORTFOLIO     PORTFOLIO     PORTFOLIO
----------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income
 (loss).......................  $   2,613,708   $    (67,217)   $    (24,376)  $   548,743   $   249,040   $  (276,104)
Net realized (loss) gain on
 investments..................    (78,360,954)      (454,193)             --       313,005    (1,190,145)   (2,400,799)
Net unrealized (depreciation)
 appreciation of investments
 during the year..............    (57,655,163)    (5,552,457)             --       523,826      (774,690)   (3,131,565)
                                -------------   ------------    ------------   -----------   -----------   -----------
Net (decrease) increase in net
 assets from operations.......   (133,402,409)    (6,073,867)        (24,376)    1,385,574    (1,715,795)   (5,808,468)
                                -------------   ------------    ------------   -----------   -----------   -----------
FROM VARIABLE ANNUITY CONTRACT
 TRANSACTIONS
Contractowners' net
 premiums.....................     24,549,612        477,021       9,302,367       469,814       568,898       629,015
Administrative charges........       (609,329)       (19,339)        (54,942)      (16,258)      (13,429)      (19,885)
Surrenders and forfeitures....   (158,828,453)    (5,024,278)    (29,437,803)   (4,368,819)   (2,184,954)   (3,574,546)
Transfers between portfolios
 and the Guaranteed Account...     (6,615,987)    (1,006,006)      6,775,431     3,766,441      (869,271)     (323,917)
Net repayments (withdrawals)
 due to contract loans........         42,212          4,213            (307)       (1,758)        1,490           491
Withdrawals due to death
 benefits.....................     (4,800,019)      (176,447)       (633,064)     (231,528)      (58,827)     (123,395)
                                -------------   ------------    ------------   -----------   -----------   -----------
Net (decrease) increase in net
 assets derived from contract
 transactions.................   (146,261,964)    (5,744,836)    (14,048,318)     (382,108)   (2,556,093)   (3,412,237)
                                -------------   ------------    ------------   -----------   -----------   -----------
Amounts withdrawn by
 Nationwide Life and Annuity
 Company of America, including
 seed money and
 reimbursements...............       (225,000)            --         (25,000)           --            --      (125,000)
                                -------------   ------------    ------------   -----------   -----------   -----------
Total (decrease) increase in
 net assets...................   (279,889,373)   (11,818,703)    (14,097,694)    1,003,466    (4,271,888)   (9,345,705)
NET ASSETS
 Beginning of year............    831,568,761     27,779,553      74,933,553    17,624,648    15,432,156    23,778,548
                                -------------   ------------    ------------   -----------   -----------   -----------
 End of year..................  $ 551,679,388   $ 15,960,850    $ 60,835,859   $18,628,114   $11,160,268   $14,432,843
                                =============   ============    ============   ===========   ===========   ===========
CHANGES IN UNITS
 Beginning units..............      1,047,979         53,096         114,827        28,831        28,545        21,777
                                -------------   ------------    ------------   -----------   -----------   -----------
 Net unit purchases/(sales)...       (181,547)       (12,013)        (21,598)         (361)       (4,806)       (4,986)
                                -------------   ------------    ------------   -----------   -----------   -----------
 Ending units.................        866,432         41,083          93,229        28,470        23,739        16,791
                                =============   ============    ============   ===========   ===========   ===========

                                                ALL PRO LARGE   ALL PRO LARGE   ALL PRO SMALL   ALL PRO SMALL    EQUITY 500
                                INTERNATIONAL    CAP GROWTH       CAP VALUE      CAP GROWTH       CAP VALUE        INDEX
                                  PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO      PORTFOLIO
------------------------------  --------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income
 (loss).......................   $   (15,690)    $  (136,962)    $   113,154     $  (178,670)    $   555,966    $    (21,029)
Net realized (loss) gain on
 investments..................      (499,993)     (6,997,579)       (515,882)     (7,351,126)        579,623     (24,653,815)
Net unrealized (depreciation)
 appreciation of investments
 during the year..............    (1,181,912)      3,541,660      (1,660,009)      1,272,166      (4,076,275)      2,952,309
                                 -----------     -----------     -----------     -----------     -----------    ------------
Net (decrease) increase in net
 assets from operations.......    (1,697,595)     (3,592,881)     (2,062,737)     (6,257,630)     (2,940,686)    (21,722,535)
                                 -----------     -----------     -----------     -----------     -----------    ------------
FROM VARIABLE ANNUITY CONTRACT
 TRANSACTIONS
Contractowners' net
 premiums.....................       307,028         530,870         686,588         569,755         580,009       1,976,670
Administrative charges........       (11,742)        (10,644)        (10,990)        (14,445)        (11,900)        (77,574)
Surrenders and forfeitures....    (3,501,378)     (1,637,835)     (1,618,072)     (2,219,834)     (1,540,571)    (14,959,016)
Transfers between portfolios
 and the Guaranteed Account...       355,275        (365,387)      1,447,486        (546,052)        681,061      (4,682,781)
Net repayments (withdrawals)
 due to contract loans........         1,834          (1,029)           (742)          5,191             299          (1,252)
Withdrawals due to death
 benefits.....................       (50,013)        (41,546)        (83,619)        (46,762)       (168,807)       (433,478)
                                 -----------     -----------     -----------     -----------     -----------    ------------
Net (decrease) increase in net
 assets derived from contract
 transactions.................    (2,898,996)     (1,525,571)        420,651      (2,252,147)       (459,909)    (18,177,431)
                                 -----------     -----------     -----------     -----------     -----------    ------------
Amounts withdrawn by
 Nationwide Life and Annuity
 Company of America, including
 seed money and
 reimbursements...............       (25,000)             --              --              --              --              --
                                 -----------     -----------     -----------     -----------     -----------    ------------
Total (decrease) increase in
 net assets...................    (4,621,591)     (5,118,452)     (1,642,086)     (8,509,777)     (3,400,595)    (39,899,966)
NET ASSETS
 Beginning of year............    15,972,937      12,637,430      11,605,637      17,444,353      13,277,489      99,419,032
                                 -----------     -----------     -----------     -----------     -----------    ------------
 End of year..................   $11,351,346     $ 7,518,978     $ 9,963,551     $ 8,934,576     $ 9,876,894    $ 59,519,066
                                 ===========     ===========     ===========     ===========     ===========    ============
CHANGES IN UNITS
 Beginning units..............        24,197          28,318          24,033          29,368          26,967          78,359
                                 -----------     -----------     -----------     -----------     -----------    ------------
 Net unit purchases/(sales)...        (5,580)         (4,559)            424          (5,385)         (2,875)        (17,116)
                                 -----------     -----------     -----------     -----------     -----------    ------------
 Ending units.................        18,617          23,759          24,457          23,983          24,092          61,243
                                 ===========     ===========     ===========     ===========     ===========    ============

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
The Nationwide Provident VA Separate Account A of Nationwide Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 2002

--------------------------------------------------------------------------------

                                     FIDELITY       FIDELITY                                    FIDELITY
                                       HIGH         EQUITY-        FIDELITY      FIDELITY        ASSET         FIDELITY
                                      INCOME         INCOME         GROWTH       OVERSEAS       MANAGER       CONTRAFUND
                                     PORTFOLIO     PORTFOLIO      PORTFOLIO      PORTFOLIO     PORTFOLIO      PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss)......  $   967,257   $    285,063   $   (814,469)  $   (12,737)  $    763,944   $   (245,021)
Net realized (loss) gain on
 investments......................   (4,729,676)      (250,394)   (11,410,793)     (573,945)    (2,595,779)    (1,900,304)
Net unrealized appreciation
 (depreciation) of investments
 during the year..................    3,820,952    (11,432,926)   (16,394,892)       12,531       (974,088)    (3,444,897)
                                    -----------   ------------   ------------   -----------   ------------   ------------
Net increase (decrease) in net
 assets from operations...........       58,533    (11,398,257)   (28,620,154)     (574,151)    (2,805,923)    (5,590,222)
                                    -----------   ------------   ------------   -----------   ------------   ------------
FROM VARIABLE ANNUITY CONTRACT
 TRANSACTIONS
Contractowners' net premiums......      160,714        863,077      1,514,719        50,723        273,036        887,299
Administrative charges............       (6,657)       (42,544)       (69,611)       (2,036)       (17,726)       (43,373)
Surrenders and forfeitures........   (2,132,272)   (14,017,223)   (16,436,206)     (622,562)    (5,668,463)   (10,976,235)
Transfers between portfolios and
 the Guaranteed Account...........     (236,506)    (1,563,535)   (10,688,446)     (234,006)    (2,904,557)    (3,148,388)
Net repayments (withdrawals) due
 to contract loans................        4,889          8,508          8,170          (916)        (4,567)        (1,533)
Withdrawals due to death
 benefits.........................     (138,781)      (508,018)      (550,164)      (58,104)      (275,184)       (21,380)
                                    -----------   ------------   ------------   -----------   ------------   ------------
Net decrease in net assets derived
 from contract transactions.......   (2,348,613)   (15,259,735)   (26,221,538)     (866,901)    (8,597,461)   (13,303,610)
                                    -----------   ------------   ------------   -----------   ------------   ------------
Amounts withdrawn by Nationwide
 Life and Annuity Company of
 America, including seed money and
 reimbursements...................           --             --        (50,000)           --             --             --
                                    -----------   ------------   ------------   -----------   ------------   ------------
Total decrease in net assets......   (2,290,080)   (26,657,992)   (54,891,692)   (1,441,052)   (11,403,384)   (18,893,832)
NET ASSETS
 Beginning of year................   10,709,615     69,788,827    104,018,271     3,340,633     30,798,276     58,204,466
                                    -----------   ------------   ------------   -----------   ------------   ------------
 End of year......................  $ 8,419,535   $ 43,130,835   $ 49,126,579   $ 1,899,581   $ 19,394,892   $ 39,310,634
                                    ===========   ============   ============   ===========   ============   ============
CHANGES IN UNITS
 Beginning units..................       20,254         59,578         86,317         5,907         36,139         52,788
                                    -----------   ------------   ------------   -----------   ------------   ------------
 Net unit purchases/(sales).......       (4,655)       (14,624)       (27,142)       (1,649)       (10,878)       (12,916)
                                    -----------   ------------   ------------   -----------   ------------   ------------
 Ending units.....................       15,599         44,954         59,175         4,258         25,261         39,872
                                    ===========   ============   ============   ===========   ============   ============

                                     FIDELITY
                                    INVESTMENT        OCC           OCC            OCC
                                    GRADE BOND      EQUITY       SMALL CAP       MANAGED
                                     PORTFOLIO     PORTFOLIO     PORTFOLIO      PORTFOLIO
----------------------------------  -------------------------------------------------------
FROM OPERATIONS
Net investment income (loss)......  $   118,481   $   (61,764)  $   (206,316)  $    204,845
Net realized (loss) gain on
 investments......................       89,723    (1,663,399)     2,086,573     (1,299,696)
Net unrealized appreciation
 (depreciation) of investments
 during the year..................      150,787    (2,106,440)    (6,220,883)    (4,372,679)
                                    -----------   -----------   ------------   ------------
Net increase (decrease) in net
 assets from operations...........      358,991    (3,831,603)    (4,340,626)    (5,467,530)
                                    -----------   -----------   ------------   ------------
FROM VARIABLE ANNUITY CONTRACT
 TRANSACTIONS
Contractowners' net premiums......      171,220       242,455        265,501        384,573
Administrative charges............       (3,027)      (10,061)       (11,346)       (20,878)
Surrenders and forfeitures........   (1,220,384)   (2,910,049)    (4,265,964)    (6,266,303)
Transfers between portfolios and
 the Guaranteed Account...........      600,540    (1,746,558)    (1,904,235)    (2,234,880)
Net repayments (withdrawals) due
 to contract loans................          103           110          1,978            310
Withdrawals due to death
 benefits.........................       (8,340)      (63,662)       (87,613)      (251,500)
                                    -----------   -----------   ------------   ------------
Net decrease in net assets derived
 from contract transactions.......     (459,888)   (4,487,765)    (6,001,679)    (8,388,678)
                                    -----------   -----------   ------------   ------------
Amounts withdrawn by Nationwide
 Life and Annuity Company of
 America, including seed money and
 reimbursements...................           --            --             --        (50,000)
                                    -----------   -----------   ------------   ------------
Total decrease in net assets......     (100,897)   (8,319,368)   (10,342,305)   (13,906,208)
NET ASSETS
 Beginning of year................    4,531,601    18,665,127     19,604,523     33,987,931
                                    -----------   -----------   ------------   ------------
 End of year......................  $ 4,430,704   $10,345,759   $  9,262,218   $ 20,081,723
                                    ===========   ===========   ============   ============
CHANGES IN UNITS
 Beginning units..................        6,479        15,648         18,327         28,838
                                    -----------   -----------   ------------   ------------
 Net unit purchases/(sales).......         (660)       (4,473)        (7,146)        (8,033)
                                    -----------   -----------   ------------   ------------
 Ending units.....................        5,819        11,175         11,181         20,805
                                    ===========   ===========   ============   ============

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
The Nationwide Provident VA Separate Account A of Nationwide Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 2002

--------------------------------------------------------------------------------

                                                                                                            FEDERATED FUND
                                                    SCUDDER                       DREYFUS       DREYFUS        FOR U.S.
                                      SCUDDER     GROWTH AND       SCUDDER        GROWTH       SOCIALLY       GOVERNMENT
                                       BOND         INCOME      INTERNATIONAL   AND INCOME    RESPONSIBLE    SECURITIES II
                                     PORTFOLIO     PORTFOLIO      PORTFOLIO      PORTFOLIO     PORTFOLIO       PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss)......  $   524,023   $  (35,507)    $   (50,943)   $   (94,383)  $ (127,317)     $   386,487
Net realized gain (loss) on
  investments.....................      123,742   (1,740,187)       (741,091)    (1,108,197)  (2,504,423)         723,713
Net unrealized appreciation
  (depreciation) of investments
  during the year.................       15,967   (1,132,077)     (1,366,836)    (2,586,447)  (1,198,816)         266,737
                                    -----------   -----------    -----------    -----------   -----------     -----------
Net increase (decrease) in net
  assets from operations..........      663,732   (2,907,771)     (2,158,870)    (3,789,027)  (3,830,556)       1,376,937
                                    -----------   -----------    -----------    -----------   -----------     -----------
FROM VARIABLE ANNUITY CONTRACT
  TRANSACTIONS
Contractowners' net premiums......      156,345      211,698         248,977        187,844      335,619          411,745
Administrative charges............       (6,952)      (7,878)         (7,717)        (9,849)     (11,974)          (7,846)
Surrenders and forfeitures........   (2,698,078)  (1,837,349)     (2,672,312)    (3,368,514)  (2,190,165)      (5,552,259)
Transfers between portfolios and
  the Guaranteed Account..........     (254,659)  (1,414,292)       (653,852)    (1,250,796)  (2,700,457)      10,062,977
Net repayments (withdrawals) due
  to contract loans...............          848          979           3,232          7,447        2,453              713
Withdrawals due to death
  benefits........................      (14,933)     (41,136)        (27,045)      (154,210)     (44,157)        (139,386)
                                    -----------   -----------    -----------    -----------   -----------     -----------
Net (decrease) increase in net
  assets derived from contract
  transactions....................   (2,817,429)  (3,087,978)     (3,108,717)    (4,588,078)  (4,608,681)       4,775,944
                                    -----------   -----------    -----------    -----------   -----------     -----------
Total (decrease) increase in net
  assets..........................   (2,153,697)  (5,995,749)     (5,267,587)    (8,377,105)  (8,439,237)       6,152,881
NET ASSETS
  Beginning of year...............   13,378,479   13,059,780      12,809,710     15,754,599   15,527,801       16,454,448
                                    -----------   -----------    -----------    -----------   -----------     -----------
  End of year.....................  $11,224,782   $7,064,031     $ 7,542,123    $ 7,377,494   $7,088,564      $22,607,329
                                    ===========   ===========    ===========    ===========   ===========     ===========
CHANGES IN UNITS
  Beginning units.................       19,210       15,294          21,236         15,844       15,381           23,448
                                    -----------   -----------    -----------    -----------   -----------     -----------
  Net unit purchases/(sales)......       (4,042)      (4,400)         (5,720)        (5,788)      (5,369)           6,523
                                    -----------   -----------    -----------    -----------   -----------     -----------
  Ending units....................       15,168       10,894          15,516         10,056       10,012           29,971
                                    ===========   ===========    ===========    ===========   ===========     ===========


                                                        NEUBERGER
                                       FEDERATED      BERMAN LIMITED      NEUBERGER
                                    UTILITY FUND II   MATURITY BOND    BERMAN PARTNERS
                                       PORTFOLIO        PORTFOLIO         PORTFOLIO
----------------------------------  --------------------------------------------------
FROM OPERATIONS
Net investment income (loss)......    $   176,333       $   53,406        $  (5,139)
Net realized gain (loss) on
  investments.....................     (1,232,681)           3,239         (137,563)
Net unrealized appreciation
  (depreciation) of investments
  during the year.................        (90,531)           2,666          (73,515)
                                      -----------       ----------        ---------
Net increase (decrease) in net
  assets from operations..........     (1,146,879)          59,311         (216,217)
                                      -----------       ----------        ---------
FROM VARIABLE ANNUITY CONTRACT
  TRANSACTIONS
Contractowners' net premiums......         45,547           38,233           33,063
Administrative charges............         (2,610)          (1,226)          (1,094)
Surrenders and forfeitures........       (987,044)        (267,999)        (158,260)
Transfers between portfolios and
  the Guaranteed Account..........       (398,994)         160,985          (43,247)
Net repayments (withdrawals) due
  to contract loans...............           (825)          (1,057)            (175)
Withdrawals due to death
  benefits........................        (32,980)              --               --
                                      -----------       ----------        ---------
Net (decrease) increase in net
  assets derived from contract
  transactions....................     (1,376,906)         (71,064)        (169,713)
                                      -----------       ----------        ---------
Total (decrease) increase in net
  assets..........................     (2,523,785)         (11,753)        (385,930)
NET ASSETS
  Beginning of year...............      5,302,053        1,492,886          912,574
                                      -----------       ----------        ---------
  End of year.....................    $ 2,778,268       $1,481,133        $ 526,644
                                      ===========       ==========        =========
CHANGES IN UNITS
  Beginning units.................          7,755            2,295            1,771
                                      -----------       ----------        ---------
  Net unit purchases/(sales)......         (2,349)            (107)            (449)
                                      -----------       ----------        ---------
  Ending units....................          5,406            2,188            1,322
                                      ===========       ==========        =========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
The Nationwide Provident VA Separate Account A of Nationwide Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 2002

--------------------------------------------------------------------------------

                                                                 VAN ECK
                                      VAN ECK       VAN ECK     WORLDWIDE      VAN ECK     ALGER AMERICAN        MFS
                                     WORLDWIDE     WORLDWIDE     EMERGING     WORLDWIDE        SMALL          EMERGING
                                        BOND      HARD ASSETS    MARKETS     REAL ESTATE   CAPITALIZATION   GROWTH SERIES
                                     PORTFOLIO     PORTFOLIO    PORTFOLIO     PORTFOLIO      PORTFOLIO        PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment (loss) income.......  $ (37,357)   $  (12,324)   $ (72,837)   $   14,674     $   (30,770)     $  (16,409)
Net realized gain (loss) on
 investments.......................     92,090       (84,566)    (962,295)       33,356      (1,518,217)       (219,507)
Net unrealized appreciation
 (depreciation) of investments
 during the year...................    453,097       (90,422)     748,293      (265,553)        823,507        (286,455)
                                     ----------   ----------    ----------   ----------     -----------      ----------
Net increase (decrease) in net
 assets from operations............    507,830      (187,312)    (286,839)     (217,523)       (725,480)       (522,371)
                                     ----------   ----------    ----------   ----------     -----------      ----------
FROM VARIABLE ANNUITY CONTRACT
 TRANSACTIONS
Contractowners' net premiums.......     46,605       120,224      231,390       199,601         108,395          24,502
Administrative charges.............     (2,088)       (1,262)      (7,261)       (2,057)         (2,646)         (2,462)
Surrenders and forfeitures.........   (419,379)     (142,611)    (789,473)     (357,223)       (420,071)        (43,988)
Transfers between portfolios and
 the Guaranteed Account............  2,417,621       908,372      210,347       991,330        (194,580)         23,848
Net (withdrawals) repayments due to
 contract loans....................       (171)        6,292           37        (4,761)         (3,060)             --
Withdrawals due to death
 benefits..........................    (42,136)           --      (29,760)      (27,871)        (34,612)             --
                                     ----------   ----------    ----------   ----------     -----------      ----------
Net increase (decrease) in net
 assets derived from contract
 transactions......................  2,000,452       891,015     (384,720)      799,019        (546,574)          1,900
                                     ----------   ----------    ----------   ----------     -----------      ----------
Amounts withdrawn by Nationwide
 Life and Annuity Company of
 America, including seed money and
 reimbursements....................         --            --      (75,000)           --              --              --
                                     ----------   ----------    ----------   ----------     -----------      ----------
Total increase (decrease) in net
 assets............................  2,508,282       703,703     (746,559)      581,496      (1,272,054)       (520,471)
NET ASSETS
 Beginning of year.................  1,708,844       822,889    5,900,221     1,447,820       2,944,081       1,494,090
                                     ----------   ----------    ----------   ----------     -----------      ----------
 End of year.......................  $4,217,126   $1,526,592    $5,153,662   $2,029,316     $ 1,672,027      $  973,619
                                     ==========   ==========    ==========   ==========     ===========      ==========
CHANGES IN UNITS
 Beginning units...................      3,301         1,938       17,789         2,812           6,683           5,658
                                     ----------   ----------    ----------   ----------     -----------      ----------
 Net unit purchases/(sales)........      3,588         1,927       (1,388)        1,412          (1,477)             (4)
                                     ----------   ----------    ----------   ----------     -----------      ----------
 Ending units......................      6,889         3,865       16,401         4,224           5,206           5,654
                                     ==========   ==========    ==========   ==========     ===========      ==========


                                         MFS             MFS           MFS
                                      INVESTORS     NEW DISCOVERY   RESEARCH
                                     TRUST SERIES      SERIES        SERIES
                                      PORTFOLIO       PORTFOLIO     PORTFOLIO
-----------------------------------  ----------------------------------------
FROM OPERATIONS
Net investment (loss) income.......   $  (12,467)    $  (11,080)    $  (7,804)
Net realized gain (loss) on
 investments.......................     (162,230)      (105,189)      (80,637)
Net unrealized appreciation
 (depreciation) of investments
 during the year...................     (195,871)      (234,587)     (104,023)
                                      ----------     ----------     ---------
Net increase (decrease) in net
 assets from operations............     (370,568)      (350,856)     (192,464)
                                      ----------     ----------     ---------
FROM VARIABLE ANNUITY CONTRACT
 TRANSACTIONS
Contractowners' net premiums.......       16,287         13,419         5,795
Administrative charges.............       (2,608)        (1,319)         (911)
Surrenders and forfeitures.........      (60,711)       (22,592)       (8,527)
Transfers between portfolios and
 the Guaranteed Account............     (171,105)       (63,967)      (22,361)
Net (withdrawals) repayments due to
 contract loans....................           --             --            --
Withdrawals due to death
 benefits..........................      (10,269)            --        (5,996)
                                      ----------     ----------     ---------
Net increase (decrease) in net
 assets derived from contract
 transactions......................     (228,406)       (74,459)      (32,000)
                                      ----------     ----------     ---------
Amounts withdrawn by Nationwide
 Life and Annuity Company of
 America, including seed money and
 reimbursements....................           --             --            --
                                      ----------     ----------     ---------
Total increase (decrease) in net
 assets............................     (598,974)      (425,315)     (224,464)
NET ASSETS
 Beginning of year.................    1,717,121      1,008,976       727,091
                                      ----------     ----------     ---------
 End of year.......................   $1,118,147     $  583,661     $ 502,627
                                      ==========     ==========     =========
CHANGES IN UNITS
 Beginning units...................        4,165          2,279         2,056
                                      ----------     ----------     ---------
 Net unit purchases/(sales)........         (685)          (326)         (145)
                                      ----------     ----------     ---------
 Ending units......................        3,480          1,953         1,911
                                      ==========     ==========     =========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
The Nationwide Provident VA Separate Account A of Nationwide Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 2002

--------------------------------------------------------------------------------

                                                                                                            FIDELITY
                                        PIMCO         PIMCO        FIDELITY      FIDELITY     FIDELITY       VIP III
                                     HIGH YIELD    TOTAL RETURN     VIP III      VIP III      VIP III        GROWTH
                                        BOND           BOND         GROWTH       OVERSEAS    CONTRAFUND   OPPORTUNITIES
                                      PORTFOLIO     PORTFOLIO      PORTFOLIO    PORTFOLIO    PORTFOLIO      PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss).......  $   236,247   $   154,502    $   (85,574)  $  (10,475)  $ (25,740)     $  (5,324)
Net realized gain (loss) on
 investments.......................      328,533       123,229       (475,329)     126,320    (393,545)       (84,476)
Net unrealized appreciation
 (depreciation) of investments
 during the year...................      103,350        80,945     (2,156,741)    (399,370)    (58,535)      (155,733)
                                     -----------   -----------    -----------   ----------   ----------     ---------
Net increase (decrease) in net
 assets from operations............      668,130       358,676     (2,717,644)    (283,525)   (477,820)      (245,533)
                                     -----------   -----------    -----------   ----------   ----------     ---------
FROM VARIABLE ANNUITY CONTRACT
 TRANSACTIONS
Contractowners' net premiums.......       49,780       137,034        250,787       47,624     150,612         22,074
Administrative charges.............       (2,035)       (5,047)       (12,654)      (2,361)     (6,976)        (1,702)
Surrenders and forfeitures.........      (57,845)     (336,514)      (427,413)     (81,613)   (203,782)       (53,806)
Transfers between portfolios and
 the Guaranteed Account............    8,411,240    (4,466,563)       355,979       (1,776)   (172,841)       168,239
Net (withdrawals) repayments due to
 contract loans....................           --        (3,986)         3,760        5,167          --             --
Withdrawals due to death
 benefits..........................       (9,450)      (31,368)       (48,571)      (5,205)    (51,738)        (3,369)
                                     -----------   -----------    -----------   ----------   ----------     ---------
Net increase (decrease) in net
 assets derived from contract
 transactions......................    8,391,690    (4,706,444)       121,888      (38,164)   (284,725)       131,436
                                     -----------   -----------    -----------   ----------   ----------     ---------
Amounts contributed by Nationwide
 Life and Annuity Company of
 America, including seed money and
 reimbursements....................           --       125,000             --           --          --             --
                                     -----------   -----------    -----------   ----------   ----------     ---------
Total increase (decrease) in net
 assets............................    9,059,820    (4,222,768)    (2,595,756)    (321,689)   (762,545)      (114,097)
NET ASSETS
 Beginning of year.................    1,378,167     8,767,654      7,960,116    1,807,734   4,084,258        950,545
                                     -----------   -----------    -----------   ----------   ----------     ---------
 End of year.......................  $10,437,987   $ 4,544,886    $ 5,364,360   $1,486,045   $3,321,713     $ 836,448
                                     ===========   ===========    ===========   ==========   ==========     =========
CHANGES IN UNITS
 Beginning units...................        2,730        15,053         22,864        5,724      10,247          2,620
                                     -----------   -----------    -----------   ----------   ----------     ---------
 Net unit purchases/(sales)........       18,814        (7,942)          (441)         278        (902)           385
                                     -----------   -----------    -----------   ----------   ----------     ---------
 Ending units......................       21,544         7,111         22,423        6,002       9,345          3,005
                                     ===========   ===========    ===========   ==========   ==========     =========

                                       STRONG
                                       MID-CAP       STRONG
                                       GROWTH      OPPORTUNITY
                                       FUND II       FUND II
                                      PORTFOLIO     PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------   ----------
---------------
FROM OPERATIONS
Net investment income (loss).......  $   (65,130)  $    28,478
Net realized gain (loss) on
 investments.......................   (2,186,874)     (759,575)
Net unrealized appreciation
 (depreciation) of investments
 during the year...................     (119,786)     (584,945)
                                     -----------   -----------
Net increase (decrease) in net
 assets from operations............   (2,371,790)   (1,316,042)
                                     -----------   -----------
FROM VARIABLE ANNUITY CONTRACT
 TRANSACTIONS
Contractowners' net premiums.......      353,130       191,930
Administrative charges.............       (5,858)       (4,529)
Surrenders and forfeitures.........     (657,478)     (430,680)
Transfers between portfolios and
 the Guaranteed Account............      (50,053)      360,909
Net (withdrawals) repayments due to
 contract loans....................          472          (635)
Withdrawals due to death
 benefits..........................      (26,737)       (8,858)
                                     -----------   -----------
Net increase (decrease) in net
 assets derived from contract
 transactions......................     (386,524)      108,137
                                     -----------   -----------
Amounts contributed by Nationwide
 Life and Annuity Company of
 America, including seed money and
 reimbursements....................           --            --
                                     -----------   -----------
Total increase (decrease) in net
 assets............................   (2,758,314)   (1,207,905)
NET ASSETS
 Beginning of year.................    6,330,078     4,272,140
                                     -----------   -----------
 End of year.......................  $ 3,571,764   $ 3,064,235
                                     ===========   ===========
CHANGES IN UNITS
 Beginning units...................       22,188         9,045
                                     -----------   -----------
 Net unit purchases/(sales)........       (1,858)          (51)
                                     -----------   -----------
 Ending units......................       20,330         8,994
                                     ===========   ===========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
The Nationwide Provident VA Separate Account A
of Nationwide Life and Annuity Company of America
Notes to Financial Statements
December 31, 2003 and 2002
--------------------------------------------------------------------------------

1. ORGANIZATION

     The Nationwide Provident VA Separate Account A (formerly Providentmutual Variable Annuity Separate Account -- see Note 6) (Separate Account) was established by Nationwide Life and Annuity Company of America or NLACA (formerly Providentmutual Life and Annuity Company of America -- see Note 6) under the provisions of Pennsylvania law and commenced operations on April 14, 1992. In December 1992, NLACA redomesticated to the State of Delaware. NLACA is a wholly-owned subsidiary of Nationwide Life Insurance Company of America (formerly Provident Mutual Life Insurance Company -- see Note 6). The Separate Account is an investment account to which net proceeds from individual flexible premium deferred variable annuity contracts (the Contracts) are allocated until maturity or termination of the Contracts. A contractowner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly.

     The Contracts are distributed through career agents, brokers and personal producing general agents.

     NLACA has structured the Separate Account as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. The Separate Account is comprised of forty-seven subaccounts: the GVIT Nationwide (formerly All Pro Broad Equity), GVIT Money Market (formerly Money Market), GVIT Government Bond Class IV (formerly Bond), J.P. Morgan GVIT Balanced (formerly Balanced), GVIT Mid Cap Growth (formerly Mid Cap Growth), Dreyfus GVIT International Value (formerly International), GVIT Growth (formerly All Pro Large Cap Growth), Comstock GVIT Value (formerly All Pro Large Cap Value), GVIT Small Company (formerly All Pro Small Cap Growth), GVIT Small Cap Value (formerly All Pro Small Cap Value), GVIT Equity 500 Index (formerly Equity 500 Index) Subaccounts invest in the corresponding portfolios of the Gartmore Variable Insurance Trust (formerly Market Street Fund); the Fidelity High Income, Fidelity Equity-Income, Fidelity Growth, Fidelity Overseas, Fidelity Asset Manager, Fidelity Contrafund and Fidelity Investment Grade Bond Subaccounts invest in the corresponding portfolios of the Fidelity Variable Insurance Products Fund; the OpCap Equity (formerly OCC Equity), OpCap Small Cap (formerly OCC Small Cap) and OpCap Managed (formerly OCC Managed) Subaccounts invest in the corresponding portfolios of the PIMCO Advisors VIT (formerly OCC Accumulation Trust); the Scudder Bond, Scudder Growth and Income and Scudder International Subaccounts invest in the corresponding portfolios of the Scudder Variable Series I (formerly Scudder Variable Life Investment Fund); the Dreyfus Growth and Income Subaccount invests in the corresponding portfolio of the Dreyfus Variable Investment Fund; the Dreyfus Socially Responsible Growth Subaccount invests in the Dreyfus Socially Responsible Growth Fund, Inc.; the Federated Fund for U.S. Government Securities II and Capital Income Fund II (formerly Federated Utility Fund II) Subaccounts invest in the corresponding portfolios of the Federated Insurance Series; the Neuberger Berman Limited Maturity Bond and Neuberger Berman Partners Subaccounts invest in the corresponding portfolios of the Neuberger Berman Advisers Management Trust; the Van Eck Worldwide Bond, Van Eck Worldwide Hard Assets, Van Eck Worldwide Emerging Markets and Van Eck Worldwide Real Estate Subaccounts invest in the corresponding portfolios of the Van Eck Worldwide Insurance Trust; the Alger American Small Capitalization Subaccount invests in the corresponding portfolio of the Alger American Fund; the MFS Emerging Growth Series, MFS Investors Trust Series, MFS New Discovery Series and MFS Research Series Subaccounts invest in the corresponding portfolios of the MFS Variable Insurance Trust; the PIMCO High Yield Bond and PIMCO Total Return Bond Subaccounts invest in the corresponding portfolios of the PIMCO Variable Insurance Trust; the Fidelity VIP III Growth, Fidelity VIP III Overseas, Fidelity VIP III Contrafund and Fidelity VIP III Growth Opportunities Subaccounts invest in the corresponding portfolios of the Fidelity Variable Insurance

--------------------------------------------------------------------------------
The Nationwide Provident VA Separate Account A of Nationwide Life and Annuity Company of America
Notes to Financial Statements -- continued

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1. ORGANIZATION, CONTINUED

Products Fund III; the Strong Mid Cap Growth Fund II Subaccount invests in the corresponding portfolio of the Strong Variable Insurance Funds, Inc.; and the Strong Opportunity Fund II Subaccount invests in the corresponding portfolio of the Strong Opportunity Fund II, Inc. See original contract documents for availability of Subaccounts as investment options for a particular variable annuity contract.

     Effective following the close of business on April 25, 2003, portfolios of the Market Street Fund merged with and into portfolios of the Gartmore Variable Insurance Trust as follows:

MARKET STREET FUND PORTFOLIO              GARTMORE VARIABLE INSURANCE TRUST PORTFOLIO
----------------------------              -------------------------------------------
All Pro Broad Equity Portfolio            Gartmore GVIT Nationwide Fund
Money Market Portfolio                    Gartmore GVIT Money Market Fund
Bond Portfolio                            Gartmore GVIT Government Bond Fund (Class IV)
Balanced Portfolio                        JP Morgan GVIT Balanced Fund
Mid Cap Growth Portfolio                  Gartmore GVIT Mid Cap Growth Fund
International Portfolio                   Dreyfus GVIT International Value Fund
All Pro Large Cap Growth Portfolio        Gartmore GVIT Growth Fund
All Pro Large Cap Value Portfolio         Comstock GVIT Value Fund
All Pro Small Cap Growth Portfolio        Gartmore GVIT Small Company Fund
All Pro Small Cap Value Portfolio         Gartmore GVIT Small Cap Value Fund
Equity Index 500 Portfolio                Gartmore GVIT Equity 500 Index Fund

     All activity and performance information of the Gartmore Variable Insurance Trust in the accompanying financial statements includes the respective Market Street Fund activity and performance information through April 25, 2003.

     Net premiums from the Contracts are allocated to the subaccounts in accordance with contractowner instructions and are recorded as contractholders' net premiums in the statements of changes in net assets. Such amounts are used to provide money to pay contract values under the Contracts. The Separate Account's assets are the property of NLACA.

     Transfers between investment portfolios include transfers between the subaccounts and the Guaranteed Account (not shown), which is part of NLACA's general account.

     A contractowner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are available through the variable annuity contracts and therefore, not available to the general public directly.

     Some of the underlying mutual funds have been established by investment advisers which, manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

--------------------------------------------------------------------------------
The Nationwide Provident VA Separate Account A of Nationwide Life and Annuity Company of America
Notes to Financial Statements -- continued

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2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of the significant accounting policies followed by the Separate Account in the financial statements.

Investment Valuation:

     Investment shares are valued at the closing net asset values of the respective Portfolios. Transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date.

Realized Gains and Losses:

     Realized gains and losses on sales of investment shares are determined using the specific identification basis for financial reporting and income tax purposes.

Federal Income Taxes:

     The operations of the Separate Account are included in the Federal income tax return of NLACA. Under the provisions of the Contracts, NLACA has the right to charge the Separate Account for Federal income tax attributable to the Separate Account. No charge is currently being made against the Separate Account for such tax. NLACA does not provide for income taxes within the Separate Account. Taxes are the responsibility of the policyholder upon termination or withdrawal.

Estimates:

     The preparation of the accompanying financial statements required management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts from operations and contract transactions during the reporting period. Actual results could differ from those estimates.

3. DEATH BENEFITS

     Death benefit proceeds result in a redemption of contract value from the Separate Account and payment of those proceeds, less any outstanding policy loans (and contract charges), to the legal beneficiary. In the event that the guaranteed death benefit exceeds the account value on the date of death, the excess is paid by NLACA's general account.

4. CONTRACT LOANS

     Contract provisions allow contractowners to borrow up to the contract's non-loaned surrender value. Interest is charged on the outstanding loan and is due and payable at the end of each policy year or when the loan is repaid. Any unpaid interest is added to the loan balance and bears interest at the same loan rate.

     At the time the loan is granted, the amount of the loan is transferred from the Separate Account to NLACA's general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made. Interest credited is paid by NLACA's general account to the Separate Account. Loan repayments result in a transfer of collateral including interest back to the Separate Account.

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The Nationwide Provident VA Separate Account A of Nationwide Life and Annuity Company of America
Notes to Financial Statements -- continued

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5. EXPENSES AND RELATED PARTY TRANSACTIONS

Deductions from Premiums

     Deductions for premium taxes are made from the premiums by NLACA (0 - 4% of premium payments depending on the Insured state of residence). Premiums adjusted for these deductions are recorded as net premiums in the statements of changes in net assets. See original contract documents for specific charges assessed.

     There are no sales charges deducted from premiums at the time the premiums are paid. For some contracts a surrender charge may be deducted from the proceeds upon surrender or certain withdrawals in the first 6 - 7 contract years (surrender charges ranges from 0 - 7% of the amount withdrawn or surrendered depending on the contract year, not to exceed 8.5% of total premiums received under the contract). For other contracts a surrender charge may be deducted from the proceeds upon surrender or certain withdrawals in the 8 - 9 contract years following a premium payment (surrender charges ranges from 0 - 8% of the premiums withdrawn or surrendered). However, subject to certain restrictions, up to 10% of the contract account value as of the beginning of a contract year may be surrendered or withdrawn free of surrender charges. For some contracts, the 10% is cumulative if unused.

Asset Charges

     In addition, to compensate for costs associated with administration of the contracts, NLACA deducts a daily asset-based administration charge from the assets of the Separate Account equal to an annual rate of .15%. This daily asset-based administration charge is reported in the mortality and expense risk charges in the statements of operations.

     The Separate Account is charged a daily mortality and expense risk charge at an annual rate of 1.20% for the Market Street VIP contracts and 1.25% for the other variable annuity contracts. NLACA reserves the right to increase this charge for the Market Street VIP contracts, but in no event will it be greater than 1.25%. In some contracts, the asset based administration fee of 0.15% and the mortality and expense risk charge of 1.25% is stated as a combined annuity charge of 1.40%. These charges are assessed through the daily unit value calculation.

Administrative Charges

     An annual administrative fee of $0 - $40 (depending on the contract) is deducted from the contract account value on each contract anniversary date beginning one year from the issue date of the contract. Optional annual deductions for an additional death benefit riders may be made (0.25 - 0.4% of the contract account value). During any given contract year, the first four transfers by Market Street VIP contractowners and the first twelve transfers by other variable annuity contractowners of amounts in the subaccounts are free of charge. A fee of $25 is assessed for each additional transfer. These fees are assessed against each contract by liquidating units.

     The Contracts provide for an initial free-look period. If a contract is cancelled within certain time constraints, the contractowner will receive a refund equal to the contract account value plus certain deductions previously made under the contract. Where state law requires a minimum refund equal to gross premiums paid, the refund will instead equal the gross premiums paid on the contract and will not reflect investment experience.

--------------------------------------------------------------------------------
The Nationwide Provident VA Separate Account A of Nationwide Life and Annuity Company of America
Notes to Financial Statements -- continued

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5. EXPENSES AND RELATED PARTY TRANSACTIONS, CONTINUED

     State premium taxes, when applicable, will be deducted depending upon when such taxes are paid to the taxing authority. The premium taxes are deducted either from premiums as they are received or from the proceeds upon withdrawal from or surrender of the contract or upon application of the proceeds to a payment option.

     NLACA, or an affiliate, may receive compensation from a fund or its investment adviser or distributor (or affiliates thereof) in connection with administration, distribution, or other services provided with respect to the funds and their availability through the contracts. The amount of this compensation is based upon a percentage of the assets of the fund attributable to the contracts and other contracts issued by NLACA (or an affiliate). These percentages differ, and some funds, advisers, or distributors (or affiliates) may pay NLACA more than others. NLACA also may receive 12b-1 fees.

6. SPONSORED DEMUTUALIZATION

     On October 1, 2002, pursuant to a sponsored demutualization, Provident Mutual Life Insurance Company (Provident Mutual) became a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS). The sponsored demutualization involved a two-step process whereby Provident Mutual first converted from a mutual life insurance company into a stock life insurance company in a process known as a demutualization. The demutualization was completed in accordance with Provident Mutual's Plan of Conversion, which was approved by the Insurance Commissioner of the Commonwealth of Pennsylvania on July 31, 2002, pursuant to the Pennsylvania Mutual-to-Stock Conversion Act. Upon demutualization, Provident Mutual merged with and into Eagle Acquisition Corporation, a wholly owned subsidiary of NFS formed solely for the purposes of this transaction, with Provident Mutual surviving as a wholly owned subsidiary of NFS. Provident Mutual was renamed Nationwide Life Insurance Company of America and Providentmutual Life and Annuity Company of America was renamed Nationwide Life and Annuity Company of America. The Providentmutual Variable Annuity Separate Account was renamed Nationwide Provident VA Separate Account A.

--------------------------------------------------------------------------------
The Nationwide Provident VA Separate Account A of Nationwide Life and Annuity Company of America
Notes to Financial Statements -- continued

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7. FINANCIAL HIGHLIGHTS

NLACA offers several variable annuity products through the Separate Account that have unique combinations of features and fees that are assessed to the policyholder. Differences in fee structures result in different contract expense rates, unit fair values and total returns. The following table is a summary of units, unit fair values and contractholders' equity for variable annuity contracts as of the period indicated, and net investment income ratio, policy expense ratio and total return for each period in the three year period ended December 31, 2003. Beginning in 2003 the information is presented as a range of minimum and maximum values based upon product grouping. The range is determined by indentifying the lowest and highest contract expense rates. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. For periods prior to 2003 the information is presented as a range of minimum and maximum values, however, such information is exclusive and independent for each column, and there is no intentional relationship among and between the ranges of values presented for contract expense rate, unit fair value and total return.
--------------------------------------------------------------------------------

                                                AT DECEMBER 31, 2003
-----------------------------------------------------------------------------------
                                                UNIT FAIR VALUE     CONTRACTOWNERS'
                                   UNITS       LOWEST TO HIGHEST        EQUITY
-----------------------------------------------------------------------------------
Gartmore Variable Insurance
 Trust:
 Gartmore GVIT Nationwide
   Fund........................      32,580     $107.13 to $957.39    $15,604,677
 Gartmore GVIT Money Market
   Fund........................      55,908      $68.61 to $657.21    $36,733,806
 Gartmore GVIT Government Bond
   Fund (Class IV).............      24,101      $90.23 to $762.04    $16,235,739
 JP Morgan GVIT Balanced Fund..      19,971     $106.92 to $875.09    $11,409,994
 Gartmore GVIT Mid Cap Growth
   Fund........................      15,290   $142.38 to $1,374.35    $17,910,592
 Dreyfus GVIT International
   Value Fund..................      15,513     $119.22 to $969.72    $12,958,839
 Gartmore GVIT Growth Fund.....      19,498                $409.97     $7,993,542
 Comstock GVIT Value Fund......      22,805                $527.19    $12,022,576
 Gartmore GVIT Small Company
   Fund........................      21,340                $532.20    $11,357,009
 Gartmore GVIT Small Cap Value
   Fund........................      25,045                $608.69    $15,244,713
 Gartmore GVIT Equity 500 Index
   Fund........................      47,478              $1,229.14    $58,356,508
Fidelity Variable Insurance
 Product Funds (Initial Class):
 High Income Portfolio.........      12,347                $675.40     $8,339,237
 Equity-Income Portfolio.......      35,501              $1,231.89    $43,733,097
 Growth Portfolio..............      48,270              $1,086.82    $52,460,617
 Overseas Portfolio............       2,776                $623.08     $1,729,682
 Asset Manager Portfolio.......      21,836                $890.18    $19,437,798
 Contrafund Portfolio..........      31,165              $1,247.00    $38,862,550
 Investment Grade Bond
   Portfolio...................       4,173                $786.90     $3,283,624

                                          FOR THE YEAR ENDED DECEMBER 31, 2003
-------------------------------  -------------------------------------------------------
                                 NET INVESTMENT    EXPENSE RATIO**     TOTAL RETURN***
                                 INCOME RATIO*    LOWEST TO HIGHEST   LOWEST TO HIGHEST
-------------------------------  -------------------------------------------------------
Gartmore Variable Insurance
 Trust:
 Gartmore GVIT Nationwide
   Fund........................       1.21%        1.20% to 1.40%       25.70% to 25.95%(a)
 Gartmore GVIT Money Market
   Fund........................       0.76%        1.20% to 1.40%       -0.67% to -0.47%(a)
 Gartmore GVIT Government Bond
   Fund (Class IV).............       8.02%        1.20% to 1.40%         1.74% to 1.95%(a)
 JP Morgan GVIT Balanced Fund..       4.38%        1.20% to 1.40%       16.72% to 16.96%(a)
 Gartmore GVIT Mid Cap Growth
   Fund........................       0.00%        1.20% to 1.40%       36.88% to 37.16%(a)
 Dreyfus GVIT International
   Value Fund..................       2.53%        1.20% to 1.40%       36.59% to 36.87%(a)
 Gartmore GVIT Growth Fund.....       0.03%                 1.40%                 29.88%(a)
 Comstock GVIT Value Fund......       1.48%                 1.40%                 29.64%(a)
 Gartmore GVIT Small Company
   Fund........................       0.00%                 1.40%                 43.03%(a)
 Gartmore GVIT Small Cap Value
   Fund........................       0.00%                 1.40%                 48.67%(a)
 Gartmore GVIT Equity 500 Index
   Fund........................       1.98%                 1.40%                 26.55%(a)
Fidelity Variable Insurance
 Product Funds (Initial Class):
 High Income Portfolio.........       7.84%                 1.40%                 25.50%
 Equity-Income Portfolio.......       1.98%                 1.40%                 28.52%
 Growth Portfolio..............       0.29%                 1.40%                 31.00%
 Overseas Portfolio............       0.53%                 1.40%                 41.38%
 Asset Manager Portfolio.......       3.73%                 1.40%                 16.34%
 Contrafund Portfolio..........       0.50%                 1.40%                 26.68%
 Investment Grade Bond
   Portfolio...................       4.25%                 1.40%                  3.74%

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The Nationwide Provident VA Separate Account A of Nationwide Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

7. FINANCIAL HIGHLIGHTS, CONTINUED

-----------------------------------------------------------------------------------
                                                AT DECEMBER 31, 2003
-----------------------------------------------------------------------------------
                                                UNIT FAIR VALUE     CONTRACTOWNERS'
                                   UNITS       LOWEST TO HIGHEST        EQUITY
-----------------------------------------------------------------------------------
PIMCO Advisors VIT:
 OpCap Equity Portfolio........       8,069              $1,167.00     $9,416,467
 OpCap Small Cap Portfolio.....       8,974              $1,158.51    $10,396,100
 OpCap Managed Portfolio.......      16,217              $1,155.41    $18,737,520
Scudder Variable Series I:
 Bond Portfolio................      11,691                $763.41     $8,925,341
 Growth and Income Portfolio...       8,031                $805.07     $6,465,478
 International Portfolio.......      12,046                $608.08     $7,325,050
Dreyfus Variable Investment
 Fund:
 Growth and Income Portfolio...       7,826                $910.42     $7,125,304
Dreyfus Socially Responsible
 Growth Fund, Inc.:
 Socially Responsible Growth
   Portfolio...................       8,013                $877.01     $7,027,843
Federated Insurance Series:
 Fund for U.S. Government
   Securities II Portfolio.....      20,443                $759.78    $15,532,435
 Capital Income Fund II
   Portfolio...................       4,442                $606.88     $2,695,847
Neuberger Berman Advisers
 Management Trust:
 Limited Maturity Bond
   Portfolio...................       1,811                $667.03     $1,207,987
 Partners Portfolio............       1,111                $465.54       $517,064
Van Eck Worldwide Insurance
 Trust:
 Van Eck Worldwide Bond
   Portfolio...................       5,945                $703.19     $4,180,555
 Van Eck Worldwide Hard Assets
   Portfolio...................       5,592                $547.76     $3,062,844
 Van Eck Worldwide Emerging
   Markets Portfolio...........      15,086                $474.40     $7,156,627
 Van Eck Worldwide Real Estate
   Portfolio...................       3,365                $624.86     $2,102,339
Alger American Fund:
 Alger American Small
   Capitalization Portfolio....       4,985                $446.16     $2,224,025
MFS Variable Insurance Trust:
 MFS Emerging Growth Series....       5,500                $218.75     $1,203,000
 MFS Investors Trust Series....       3,182                $380.45     $1,210,574
 MFS New Discovery Series......       2,060                $383.18       $789,488
 MFS Research Series...........       1,835                $314.06       $576,348

-------------------------------  -------------------------------------------------------
                                          FOR THE YEAR ENDED DECEMBER 31, 2003
-------------------------------  -------------------------------------------------------
                                 NET INVESTMENT    EXPENSE RATIO**     TOTAL RETURN***
                                 INCOME RATIO*    LOWEST TO HIGHEST   LOWEST TO HIGHEST
-------------------------------  -------------------------------------------------------
PIMCO Advisors VIT:
 OpCap Equity Portfolio........       1.50%                 1.40%                 26.79%
 OpCap Small Cap Portfolio.....       0.05%                 1.40%                 40.67%
 OpCap Managed Portfolio.......       1.93%                 1.40%                 20.06%
Scudder Variable Series I:
 Bond Portfolio................       4.23%                 1.40%                  3.60%
 Growth and Income Portfolio...       1.08%                 1.40%                 24.98%
 International Portfolio.......       0.82%                 1.40%                 25.98%
Dreyfus Variable Investment
 Fund:
 Growth and Income Portfolio...       0.82%                 1.40%                 24.81%
Dreyfus Socially Responsible
 Growth Fund, Inc.:
 Socially Responsible Growth
   Portfolio...................       0.11%                 1.40%                 24.25%
Federated Insurance Series:
 Fund for U.S. Government
   Securities II Portfolio.....       4.21%                 1.40%                  0.94%
 Capital Income Fund II
   Portfolio...................       6.80%                 1.40%                 19.00%
Neuberger Berman Advisers
 Management Trust:
 Limited Maturity Bond
   Portfolio...................       4.38%                 1.40%                  1.00%
 Partners Portfolio............       0.00%                 1.40%                 33.21%
Van Eck Worldwide Insurance
 Trust:
 Van Eck Worldwide Bond
   Portfolio...................       1.69%                 1.40%                 16.52%
 Van Eck Worldwide Hard Assets
   Portfolio...................       0.30%                 1.40%                 43.06%
 Van Eck Worldwide Emerging
   Markets Portfolio...........       0.14%                 1.40%                 52.05%
 Van Eck Worldwide Real Estate
   Portfolio...................       2.37%                 1.40%                 32.63%
Alger American Fund:
 Alger American Small
   Capitalization Portfolio....       0.00%                 1.40%                 40.37%
MFS Variable Insurance Trust:
 MFS Emerging Growth Series....       0.00%                 1.40%                 28.13%
 MFS Investors Trust Series....       0.47%                 1.40%                 20.14%
 MFS New Discovery Series......       0.00%                 1.40%                 31.58%
 MFS Research Series...........       0.41%                 1.40%                 22.64%

--------------------------------------------------------------------------------
The Nationwide Provident VA Separate Account A of Nationwide Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

7. FINANCIAL HIGHLIGHTS, CONTINUED

-----------------------------------------------------------------------------------
                                                AT DECEMBER 31, 2003
-----------------------------------------------------------------------------------
                                                UNIT FAIR VALUE     CONTRACTOWNERS'
                                   UNITS       LOWEST TO HIGHEST        EQUITY
-----------------------------------------------------------------------------------
PIMCO Variable Insurance Trust:
 PIMCO High Yield Bond
   Portfolio...................      20,867                $585.44    $12,216,212
 PIMCO Total Return Bond
   Portfolio...................       6,574                $654.41     $4,301,754
Variable Insurance Products
 Fund III:
 VIP III Growth Portfolio......      21,324                $311.96     $6,652,070
 VIP III Overseas Portfolio....       5,430                $346.18     $1,879,642
 VIP III Contrafund
   Portfolio...................       9,803                $446.93     $4,381,079
 VIP III Growth Opportunities
   Portfolio...................       3,101                $349.18     $1,082,974
Strong Variable Insurance
 Funds, Inc.:
 Strong Mid Cap Growth Fund
   II..........................      18,298                $231.87     $4,242,717
Strong Opportunity Fund II,
 Inc.:
 Strong Opportunity Fund II....       8,074                $457.62     $3,694,939

-------------------------------  -------------------------------------------------------
                                          FOR THE YEAR ENDED DECEMBER 31, 2003
-------------------------------  -------------------------------------------------------
                                 NET INVESTMENT    EXPENSE RATIO**     TOTAL RETURN***
                                 INCOME RATIO*    LOWEST TO HIGHEST   LOWEST TO HIGHEST
-------------------------------  -------------------------------------------------------
PIMCO Variable Insurance Trust:
 PIMCO High Yield Bond
   Portfolio...................       7.31%                 1.40%                 21.13%
 PIMCO Total Return Bond
   Portfolio...................       2.93%                 1.40%                  3.57%
Variable Insurance Products
 Fund III:
 VIP III Growth Portfolio......       0.12%                 1.40%                 30.70%
 VIP III Overseas Portfolio....       0.53%                 1.40%                 41.05%
 VIP III Contrafund
   Portfolio...................       0.31%                 1.40%                 26.42%
 VIP III Growth Opportunities
   Portfolio...................       0.47%                 1.40%                 27.61%
Strong Variable Insurance
 Funds, Inc.:
 Strong Mid Cap Growth Fund
   II..........................       0.00%                 1.40%                 32.35%
Strong Opportunity Fund II,
 Inc.:
 Strong Opportunity Fund II....       0.08%                 1.40%                 35.10%

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The Nationwide Provident VA Separate Account A of Nationwide Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

7. FINANCIAL HIGHLIGHTS, CONTINUED

--------------------------------------------------------------------------------

                                                AT DECEMBER 31, 2002
-----------------------------------------------------------------------------------
                                                UNIT FAIR VALUE     CONTRACTOWNERS'
                                   UNITS       LOWEST TO HIGHEST        EQUITY
-----------------------------------------------------------------------------------
Market Street Fund:
 All Pro Broad Equity
   Portfolio...................      41,083      $85.06 to $761.68    $15,920,258
 Money Market Portfolio........      93,229      $68.93 to $661.63    $60,769,018
 Bond Portfolio................      28,470      $88.50 to $748.98    $18,593,546
 Balanced Portfolio............      23,739      $91.42 to $749.72    $11,115,081
 Mid Cap Growth Portfolio......      16,791   $103.80 to $1,004.03    $14,391,036
 International Portfolio.......      18,617      $87.11 to $709.93    $11,295,867
 All Pro Large Cap Growth
   Portfolio...................      23,759                $315.65     $7,499,664
 All Pro Large Cap Value
   Portfolio...................      24,457                $406.67     $9,946,267
 All Pro Small Cap Growth
   Portfolio...................      23,983                $372.10     $8,924,069
 All Pro Small Cap Value
   Portfolio...................      24,092                $409.44     $9,864,041
 Equity 500 Index Portfolio....      61,243                $971.28    $59,484,530
Fidelity Variable Insurance
 Products Fund:
 High Income Portfolio.........      15,599                $538.18     $8,394,719
 Equity-Income Portfolio.......      44,954                $958.52    $43,089,156
 Growth Portfolio..............      59,175                $829.61    $49,093,093
 Overseas Portfolio............       4,258                $440.72     $1,876,736
Fidelity Variable Insurance
 Products Fund II:
 Asset Manager Portfolio.......      25,261                $765.18    $19,329,174
 Contrafund Portfolio..........      39,872                $984.38    $39,249,680
 Investment Grade Bond
   Portfolio...................       5,819                $758.52     $4,414,055
OCC Accumulation Trust:
 Equity Portfolio..............      11,175                $920.44    $10,286,315
 Small Cap Portfolio...........      11,181                $823.55     $9,208,216
 Managed Portfolio.............      20,805                $962.36    $20,020,836
Scudder Variable Life
 Investment Fund:
 Bond Portfolio................      15,168                $736.87    $11,176,720
 Growth and Income Portfolio...      10,894                $644.16     $7,017,615
 International Portfolio.......      15,516                $482.70     $7,489,545
Dreyfus Variable Investment
 Fund:
 Growth and Income Portfolio...      10,056                $729.43     $7,335,271
Dreyfus Socially Responsible
 Growth Fund, Inc.:
 Socially Responsible
   Portfolio...................      10,012                $705.82     $7,066,812

                                          FOR THE YEAR ENDED DECEMBER 31, 2002
-------------------------------  -------------------------------------------------------
                                 NET INVESTMENT    EXPENSE RATIO**     TOTAL RETURN***
                                 INCOME RATIO*    LOWEST TO HIGHEST   LOWEST TO HIGHEST
-------------------------------  -------------------------------------------------------
Market Street Fund:
 All Pro Broad Equity
   Portfolio...................       1.06%        1.20% to 1.40%     -24.28% to -24.13%
 Money Market Portfolio........       1.37%        1.20% to 1.40%        -0.05% to 0.15%
 Bond Portfolio................       4.34%        1.20% to 1.40%         7.55% to 7.77%
 Balanced Portfolio............       3.27%        1.20% to 1.40%      -11.52 to -11.34%
 Mid Cap Growth Portfolio......       0.00%        1.20% to 1.40%     -23.46% to -23.30%
 International Portfolio.......       1.27%        1.20% to 1.40%     -12.33% to -12.15%
 All Pro Large Cap Growth
   Portfolio...................       0.00%                 1.40%                -29.11%
 All Pro Large Cap Value
   Portfolio...................       2.40%                 1.40%                -15.63%
 All Pro Small Cap Growth
   Portfolio...................       0.00%                 1.40%                -37.28%
 All Pro Small Cap Value
   Portfolio...................       5.61%                 1.40%                -16.66%
 Equity 500 Index Portfolio....       1.37%                 1.40%                -23.40%
Fidelity Variable Insurance
 Products Fund:
 High Income Portfolio.........      11.79%                 1.40%                  2.01%
 Equity-Income Portfolio.......       1.90%                 1.40%                -18.10%
 Growth Portfolio..............       0.29%                 1.40%                -31.08%
 Overseas Portfolio............       0.90%                 1.40%                -21.39%
Fidelity Variable Insurance
 Products Fund II:
 Asset Manager Portfolio.......       4.53%                 1.40%                -10.00%
 Contrafund Portfolio..........       0.91%                 1.40%                -10.61%
 Investment Grade Bond
   Portfolio...................       4.16%                 1.40%                  8.81%
OCC Accumulation Trust:
 Equity Portfolio..............       0.96%                 1.40%                -22.51%
 Small Cap Portfolio...........       0.07%                 1.40%                -22.73%
 Managed Portfolio.............       2.16%                 1.40%                -18.04%
Scudder Variable Life
 Investment Fund:
 Bond Portfolio................       5.89%                 1.40%                  6.16%
 Growth and Income Portfolio...       1.04%                 1.40%                -24.20%
 International Portfolio.......       0.90%                 1.40%                -19.50%
Dreyfus Variable Investment
 Fund:
 Growth and Income Portfolio...       0.57%                 1.40%                -26.37%
Dreyfus Socially Responsible
 Growth Fund, Inc.:
 Socially Responsible
   Portfolio...................       0.18%                 1.40%                -29.94%

--------------------------------------------------------------------------------
The Nationwide Provident VA Separate Account A of Nationwide Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

7. FINANCIAL HIGHLIGHTS, CONTINUED

-----------------------------------------------------------------------------------
                                                AT DECEMBER 31, 2002
-----------------------------------------------------------------------------------
                                                UNIT FAIR VALUE     CONTRACTOWNERS'
                                   UNITS       LOWEST TO HIGHEST        EQUITY
-----------------------------------------------------------------------------------
Federated Insurance Series:
 Fund for U.S. Government
   Securities II Portfolio.....      29,971                $752.68    $22,558,837
 Utility Fund II Portfolio.....       5,406                $510.01     $2,757,220
Neuberger Berman Advisers
 Management Trust:
 Limited Maturity Bond
   Portfolio...................       2,188                $660.43     $1,445,103
 Partners Portfolio............       1,322                $349.47       $462,080
Van Eck Worldwide Insurance
 Trust:
 Van Eck Worldwide Bond
   Portfolio...................       6,889                $603.49     $4,158,010
 Van Eck Worldwide Hard Assets
   Portfolio...................       3,865                $382.88     $1,479,643
 Van Eck Worldwide Emerging
   Markets Portfolio...........      16,401                $312.00     $5,116,996
 Van Eck Worldwide Real Estate
   Portfolio...................       4,224                $471.12     $1,989,971
Alger American Fund:
 Alger American Small
   Capitalization Portfolio....       5,206                $317.85     $1,654,673
MFS Variable Insurance Trust:
 MFS Emerging Growth Series....       5,654                $170.72       $965,166
 MFS Investors Trust Series....       3,480                $316.67     $1,101,857
 MFS New Discovery Series......       1,953                $291.22       $568,779
 MFS Research Series...........       1,911                $256.09       $489,484
PIMCO Variable Insurance Trust:
 PIMCO High Yield Bond
   Portfolio...................      21,544                $483.33    $10,412,943
 PIMCO Total Return Bond
   Portfolio...................       7,111                $631.84     $4,493,051
Fidelity Variable Insurance
 Products Fund III:
 VIP III Growth Portfolio......      22,423                $238.68     $5,351,935
 VIP III Overseas Portfolio....       6,002                $245.43     $1,472,968
 VIP III Contrafund
   Portfolio...................       9,345                $353.54     $3,303,820
 VIP III Growth Opportunities
   Portfolio...................       3,005                $273.64       $822,358
Strong Variable Insurance
 Funds, Inc.:
 Strong Mid Cap Growth Fund
   II..........................      20,330                $175.19     $3,561,685
Strong Opportunity Fund II,
 Inc.:
 Strong Opportunity Fund II....       8,994                $338.72     $3,046,341

-------------------------------  -------------------------------------------------------
                                          FOR THE YEAR ENDED DECEMBER 31, 2002
-------------------------------  -------------------------------------------------------
                                 NET INVESTMENT    EXPENSE RATIO**     TOTAL RETURN***
                                 INCOME RATIO*    LOWEST TO HIGHEST   LOWEST TO HIGHEST
-------------------------------  -------------------------------------------------------
Federated Insurance Series:
 Fund for U.S. Government
   Securities II Portfolio.....       3.44%                 1.40%                  7.52%
 Utility Fund II Portfolio.....       6.05%                 1.40%                -24.96%
Neuberger Berman Advisers
 Management Trust:
 Limited Maturity Bond
   Portfolio...................       4.96%                 1.40%                  3.87%
 Partners Portfolio............       0.61%                 1.40%                -25.20%
Van Eck Worldwide Insurance
 Trust:
 Van Eck Worldwide Bond
   Portfolio...................       0.00%                 1.40%                 19.97%
 Van Eck Worldwide Hard Assets
   Portfolio...................       0.51%                 1.40%                 -4.20%
 Van Eck Worldwide Emerging
   Markets Portfolio...........       0.19%                 1.40%                 -4.25%
 Van Eck Worldwide Real Estate
   Portfolio...................       2.14%                 1.40%                 -5.81%
Alger American Fund:
 Alger American Small
   Capitalization Portfolio....       0.00%                 1.40%                -27.25%
MFS Variable Insurance Trust:
 MFS Emerging Growth Series....       0.00%                 1.40%                -34.78%
 MFS Investors Trust Series....       0.51%                 1.40%                -22.25%
 MFS New Discovery Series......       0.00%                 1.40%                -32.75%
 MFS Research Series...........       0.11%                 1.40%                -25.77%
PIMCO Variable Insurance Trust:
 PIMCO High Yield Bond
   Portfolio...................       6.99%                 1.40%                 -2.61%
 PIMCO Total Return Bond
   Portfolio...................       4.34%                 1.40%                  9.62%
Fidelity Variable Insurance
 Products Fund III:
 VIP III Growth Portfolio......       0.15%                 1.40%                -31.27%
 VIP III Overseas Portfolio....       0.79%                 1.40%                -21.56%
 VIP III Contrafund
   Portfolio...................       0.75%                 1.40%                -10.86%
 VIP III Growth Opportunities
   Portfolio...................       0.81%                 1.40%                -23.09%
Strong Variable Insurance
 Funds, Inc.:
 Strong Mid Cap Growth Fund
   II..........................       0.00%                 1.40%                -38.42%
Strong Opportunity Fund II,
 Inc.:
 Strong Opportunity Fund II....       2.16%                 1.40%                -27.58%

--------------------------------------------------------------------------------
The Nationwide Provident VA Separate Account A of Nationwide Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

7. FINANCIAL HIGHLIGHTS, CONTINUED


--------------------------------------------------------------------------------

                                                AT DECEMBER 31, 2001
----------------------------------------------------------------------------------
                                                  UNIT FAIR VALUE       AVERAGE
                                     UNITS       LOWEST TO HIGHEST     NET ASSETS
----------------------------------------------------------------------------------
Market Street Fund, Inc.:
 All Pro Broad Equity
   Portfolio.....................   53,095.49   $112.11 to $1,005.91   $32,078,329
 Money Market Portfolio..........  114,827.31      $68.83 to $661.98   $70,882,660
 Bond Portfolio..................   28,830.60      $82.13 to $696.40   $15,064,709
 Balanced Portfolio..............   28,544.22     $103.12 to $847.34   $14,716,964
 Mid Cap Growth Portfolio........   21,776.31   $135.35 to $1,311.73   $22,800,651
 International Portfolio.........   24,196.55      $99.16 to $809.77   $17,219,794
 All Pro Large Cap Growth
   Portfolio.....................   28,318.03                $445.29   $13,939,333
 All Pro Large Cap Value
   Portfolio.....................   24,033.08                $482.00    $9,038,512
 All Pro Small Cap Growth
   Portfolio.....................   29,368.06                $593.28   $17,805,673
 All Pro Small Cap Value
   Portfolio.....................   26,966.81                $491.28   $10,737,443
 Equity 500 Index Portfolio......   78,359.83              $1,267.94  $112,394,486

Variable Insurance Products Fund:
 High Income Portfolio...........   20,254.53                $527.60   $12,926,056
 Equity-Income Portfolio.........   59,577.21              $1,170.39   $77,255,630
 Growth Portfolio................   86,316.92              $1,203.71  $121,329,151
 Overseas Portfolio..............    5,906.70                $560.63    $4,149,745

Variable Insurance Products Fund
 II:
 Asset Manager Portfolio.........   36,139.08                $850.18   $34,136,601
 Contrafund Portfolio............   52,788.32              $1,101.22   $66,724,058
 Investment Grade Bond
   Portfolio.....................    6,479.46                $697.11    $4,302,581

OCC Accumulation Trust:
 Equity Portfolio................   15,647.79              $1,187.77   $19,868,539
 Small Cap Portfolio.............   18,326.99              $1,065.77   $17,715,964
 Managed Portfolio...............   28,838.33              $1,174.16   $38,383,719

Scudder Variable Life
 Investment Fund:
 Bond Portfolio..................   19,209.76                $694.12   $12,475,971
 Growth and Income
   Portfolio.....................   15,294.13                $849.87   $15,246,507
 International Portfolio.........   21,235.54                $599.65   $16,881,215

Dreyfus Variable Investment Fund:
 Growth and Income Portfolio.....   15,843.85                $990.64   $18,063,268

Dreyfus Socially Responsible
 Growth Fund, Inc.:
 Socially Responsible
   Portfolio.....................   15,381.13              $1,007.39   $20,170,037

Federated Insurance Series:
 Fund for U.S. Government
   Securities II Portfolio.......   23,447.69                $700.02   $13,658,285
 Utility Fund II Portfolio.......    7,754.92                $679.68    $6,504,626

                                            FOR THE YEAR ENDED DECEMBER 31, 2001
---------------------------------  -------------------------------------------------------
                                   NET INVESTMENT    EXPENSE RATIO**     TOTAL RETURN***
                                   INCOME RATIO*    LOWEST TO HIGHEST   LOWEST TO HIGHEST
---------------------------------  -------------------------------------------------------
Market Street Fund, Inc.:
 All Pro Broad Equity
   Portfolio.....................       2.85%        1.19% to 1.40%     -14.09% to -13.92%
 Money Market Portfolio..........       3.48%        1.20% to 1.41%         2.22% to 2.42%
 Bond Portfolio..................       5.21%        1.18% to 1.41%         5.92% to 6.14%
 Balanced Portfolio..............       3.61%        1.20% to 1.41%       -8.33% to -8.14%
 Mid Cap Growth Portfolio........      14.65%        1.20% to 1.40%       -5.23% to -5.04%
 International Portfolio.........       4.55%        1.20% to 1.41%     -13.35% to -13.18%
 All Pro Large Cap Growth
   Portfolio.....................       0.06%        1.40% to 1.43%                -22.79%
 All Pro Large Cap Value
   Portfolio.....................       0.73%        1.41% to 1.43%                 -2.13%
 All Pro Small Cap Growth
   Portfolio.....................       0.00%        1.42% to 1.43%                -17.10%
 All Pro Small Cap Value
   Portfolio.....................       0.42%        1.41% to 1.42%                 11.21%
 Equity 500 Index Portfolio......       1.32%        1.40% to 1.50%                -13.48%
Variable Insurance Products Fund:
 High Income Portfolio...........      14.10%        1.41% to 1.42%                -12.96%
 Equity-Income Portfolio.........       1.83%        1.40% to 1.41%                 -6.28%
 Growth Portfolio................       0.09%                 1.41%                -18.80%
 Overseas Portfolio..............       5.86%                 1.40%                -22.27%
Variable Insurance Products Fund
 II:
 Asset Manager Portfolio.........       4.66%                 1.40%                 -5.43%
 Contrafund Portfolio............       0.87%                 1.40%                -13.47%
 Investment Grade Bond
   Portfolio.....................       4.83%                 1.40%                  6.95%
OCC Accumulation Trust:
 Equity Portfolio................       0.65%        1.40% to 1.43%                 -8.31%
 Small Cap Portfolio.............       0.73%                 1.40%                  6.82%
 Managed Portfolio...............       2.41%        1.41% to 1.43%                 -6.24%
Scudder Variable Life
 Investment Fund:
 Bond Portfolio..................       4.02%                 1.40%                  4.27%
 Growth and Income
   Portfolio.....................       1.26%                 1.41%                -12.52%
 International Portfolio.........       0.42%                 1.40%                -31.92%
Dreyfus Variable Investment Fund:
 Growth and Income Portfolio.....       0.48%                 1.41%                 -7.16%
Dreyfus Socially Responsible
 Growth Fund, Inc.:
 Socially Responsible
   Portfolio.....................       0.06%                 1.41%                -23.66%
Federated Insurance Series:
 Fund for U.S. Government
   Securities II Portfolio.......       3.60%                 1.40%                  5.55%
 Utility Fund II Portfolio.......       3.62%                 1.42%                -14.99%

--------------------------------------------------------------------------------
The Nationwide Provident VA Separate Account A of Nationwide Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

7. FINANCIAL HIGHLIGHTS, CONTINUED

----------------------------------------------------------------------------------
                                                AT DECEMBER 31, 2001
----------------------------------------------------------------------------------
                                                  UNIT FAIR VALUE       AVERAGE
                                     UNITS       LOWEST TO HIGHEST     NET ASSETS
----------------------------------------------------------------------------------
Neuberger Berman Advisers
 Management Trust:
 Limited Maturity Bond
   Portfolio.....................    2,294.63                $635.79    $1,584,594
 Partners Portfolio..............    1,770.83                $467.21      $899,164

Van Eck Worldwide Insurance
 Trust:
 Van Eck Worldwide Bond
   Portfolio.....................    3,301.46                $503.05    $1,741,237
 Van Eck Worldwide Hard Assets
   Portfolio.....................    1,937.97                $399.66    $1,022,674
 Van Eck Worldwide Emerging
   Markets Portfolio.............   17,790.09                $325.87    $6,175,866
 Van Eck Worldwide Real Estate
   Portfolio.....................    2,811.44                $500.20    $1,249,863

Alger American Fund:
 Alger American Small
   Capitalization Portfolio......    6,683.24                $436.92    $3,523,907

MFS Variable Insurance Trust:
 MFS Emerging Growth Series......    5,657.68                $261.75    $1,331,487
 MFS Investors Trust Series......    4,164.89                $407.30    $1,457,695
 MFS New Discovery Series........    2,278.93                $433.05      $640,250
 MFS Research Series.............    2,056.59                $344.98      $601,442

PIMCO Variable Insurance Trust:
 PIMCO High Yield Bond
   Portfolio.....................    2,730.60                $496.28    $1,930,839
 PIMCO Total Return Bond
   Portfolio.....................   15,052.14                $576.37    $2,502,743

Variable Insurance Products Fund
 III:
 VIP III Growth Portfolio........   22,864.59                $347.26    $6,521,565
 VIP III Overseas Portfolio......    5,724.52                $312.91    $1,763,464
 VIP III Contrafund Portfolio....   10,247.01                $396.62    $3,561,582
 VIP III Growth Opportunities
   Portfolio.....................    2,620.01                $355.81      $849,037

Strong Variable Insurance
 Funds, Inc.:
 Strong Mid Cap Growth Fund II...   22,188.40                $284.48    $6,609,066

Strong Opportunity Fund II, Inc.:
 Strong Opportunity Fund II......    9,045.06                $467.70    $2,771,555

---------------------------------  -------------------------------------------------------
                                            FOR THE YEAR ENDED DECEMBER 31, 2001
---------------------------------  -------------------------------------------------------
                                   NET INVESTMENT    EXPENSE RATIO**     TOTAL RETURN***
                                   INCOME RATIO*    LOWEST TO HIGHEST   LOWEST TO HIGHEST
---------------------------------  -------------------------------------------------------
Neuberger Berman Advisers
 Management Trust:
 Limited Maturity Bond
   Portfolio.....................       6.55%                 1.43%                  7.27%
 Partners Portfolio..............       0.45%                 1.40%                 -4.18%
Van Eck Worldwide Insurance
 Trust:
 Van Eck Worldwide Bond
   Portfolio.....................       4.36%        1.39% to 1.43%                 -6.43%
 Van Eck Worldwide Hard Assets
   Portfolio.....................       1.23%        1.40% to 1.44%                -11.70%
 Van Eck Worldwide Emerging
   Markets Portfolio.............       0.00%        1.41% to 1.42%                 -3.18%
 Van Eck Worldwide Real Estate
   Portfolio.....................       2.51%        1.39% to 1.42%                  3.87%
Alger American Fund:
 Alger American Small
   Capitalization Portfolio......       0.05%                 1.42%                -30.50%
MFS Variable Insurance Trust:
 MFS Emerging Growth Series......       0.00%        1.40% to 1.42%                -34.55%
 MFS Investors Trust Series......       0.49%                 1.43%                -17.27%
 MFS New Discovery Series........       0.00%                 1.40%                 -6.58%
 MFS Research Series.............       0.00%        1.39% to 1.41%                -22.48%
PIMCO Variable Insurance Trust:
 PIMCO High Yield Bond
   Portfolio.....................       8.93%        1.45% to 2.01%                  0.79%
 PIMCO Total Return Bond
   Portfolio.....................       3.92%        0.74% to 1.41%                  4.76%
Variable Insurance Products Fund
 III:
 VIP III Growth Portfolio........       0.06%        1.41% to 1.44%                -19.01%
 VIP III Overseas Portfolio......       5.83%        1.41% to 1.48%                -22.26%
 VIP III Contrafund Portfolio....       0.63%        1.40% to 1.41%                -13.69%
 VIP III Growth Opportunities
   Portfolio.....................       0.33%        1.39% to 1.43%                -15.83%
Strong Variable Insurance
 Funds, Inc.:
 Strong Mid Cap Growth Fund II...       0.00%        1.42% to 1.46%                -31.74%
Strong Opportunity Fund II, Inc.:
 Strong Opportunity Fund II......       0.56%        1.40% to 1.42%                 -5.39%

---------------
  * These ratios represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values or redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

 ** These ratios represent the range of annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values.

--------------------------------------------------------------------------------
The Nationwide Provident VA Separate Account A of Nationwide Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

7. FINANCIAL HIGHLIGHTS, CONTINUED

    Charges made directly to contractowner accounts through the redemption of units and expenses of the underlying fund are excluded.

*** These ratios represent the range of maximum and minimum total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation (included in the expense ratio). The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

(a) Effective following the close of business on April 25, 2003, the MarketStreet Fund merged with and into the Gartmore Variable Insurance Trust. Subaccount performance prior to the close of business on April 25, 2003 reflects performance for the corresponding Market Street Fund (Note 1).

                      (This Page Intentionally Left Blank)

                                   NATIONWIDE
                            LIFE AND ANNUITY COMPANY
                                   OF AMERICA

                              FINANCIAL STATEMENTS
  FOR THE YEAR ENDED DECEMBER 31, 2003 AND THE THREE MONTHS ENDED DECEMBER 31,
                                      2002

                          INDEPENDENT AUDITORS' REPORT

The Board of Directors
Nationwide Life and Annuity Company of America:

     We have audited the accompanying balance sheets of Nationwide Life and Annuity Company of America (Company) (a wholly owned subsidiary of Nationwide Life Insurance Company of America) as of December 31, 2003 and 2002, and the related statements of income, shareholder's equity, and cash flows for the year ended December 31, 2003 and for the three month period ended December 31, 2002. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life and Annuity Company of America as of December 31, 2003 and 2002, and the results of its operations and its cash flows for the year ended December 31, 2003 and for the three month period ended December 31, 2002 in conformity with accounting principles generally accepted in the United States of America.

/s/ KPMG LLP
March 11, 2004
Philadelphia, PA

                      NATIONWIDE LIFE AND ANNUITY COMPANY
                                   OF AMERICA

                              STATEMENTS OF INCOME
                                 (IN MILLIONS)

                                                           TWELVE MONTHS ENDED   THREE MONTHS ENDED
                                                            DECEMBER 31, 2003    DECEMBER 31, 2002
                                                           -------------------   ------------------
REVENUES:
Policy charges...........................................         $28.3                $ 7.3
Life insurance premiums..................................           4.3                  2.5
Net investment income....................................          20.5                  5.6
Net realized gains (losses) on investments...............           3.4                 (0.2)
                                                                  -----                -----
  Total Revenues.........................................          56.5                 15.2
                                                                  -----                -----
BENEFITS AND EXPENSES:
Interest credited to policyholder account values.........          13.6                  3.2
Other benefits and claims................................           9.5                  2.6
Policyholder dividends on participating policies.........           1.1                  0.3
Amortization of deferred policy acquisition costs........           2.8                  0.8
Amortization of value of business acquired...............           8.0                  2.1
Other operating expenses.................................           9.3                  2.2
                                                                  -----                -----
  Total Benefits and Expenses............................          44.3                 11.2
                                                                  -----                -----
Income before federal income tax expense.................          12.2                  4.0
Federal income tax expense...............................           3.2                  1.8
                                                                  -----                -----
  Net income.............................................         $ 9.0                $ 2.2
                                                                  =====                =====

    See accompanying notes to financial statements, including note 12 which describes related party transactions.

                      NATIONWIDE LIFE AND ANNUITY COMPANY
                                   OF AMERICA

                                 BALANCE SHEETS
                                 (IN MILLIONS)

                                                                 DECEMBER 31,
                                                              -------------------
                                                                2003       2002
                                                              --------   --------
ASSETS
Investments:
  Securities available-for-sale, at fair value:
     Fixed maturity securities (cost $329.9 in 2003; $350.3
      in 2002)..............................................  $  333.7   $  355.4
     Equity securities (cost $3.5 in 2003; $3.8 in 2002)....       4.4        3.8
  Mortgage loans on real estate, net........................      67.3       64.6
  Real estate, net..........................................       0.3        0.4
  Policy loans..............................................      12.9       14.3
  Other long-term investments...............................       0.1        1.5
  Short-term investments....................................        --         --
                                                              --------   --------
       Total Investments....................................     418.7      440.0
                                                              --------   --------
Cash........................................................        --         --
Accrued investment income...................................       5.6        6.2
Deferred policy acquisition costs...........................       6.9        1.6
Value of business acquired..................................      57.6       65.1
Other intangible assets.....................................       9.5        9.6
Other assets................................................      12.5       11.9
Assets held in separate accounts............................     700.8      671.6
                                                              --------   --------
       Total Assets.........................................  $1,211.6   $1,206.0
                                                              ========   ========


LIABILITIES AND SHAREHOLDER'S EQUITY
Future policy benefits and claims...........................  $  425.5   $  454.1
Other liabilities...........................................       4.1        4.8
Liabilities related to separate accounts....................     700.8      671.6
                                                              --------   --------
       Total Liabilities....................................   1,130.4    1,130.5
                                                              --------   --------
COMMITMENTS AND CONTINGENCIES (NOTES 7, 10 AND 13)
Shareholder's equity:
  Common stock, $10.00 par value. Authorized 0.5 shares; .25
     shares issued and outstanding..........................       2.5        2.5
  Additional paid-in capital................................      67.4       69.3
  Retained earnings.........................................      11.2        2.2
  Accumulated other comprehensive income....................       0.1        1.5
                                                              --------   --------
       Total Shareholder's Equity...........................      81.2       75.5
                                                              --------   --------
       Total Liabilities and Shareholder's Equity...........  $1,211.6   $1,206.0
                                                              ========   ========

    See accompanying notes to financial statements, including note 12 which describes related party transactions.

                      NATIONWIDE LIFE AND ANNUITY COMPANY
                                   OF AMERICA

                       STATEMENTS OF SHAREHOLDER'S EQUITY
                                 (IN MILLIONS)

                                                                           ACCUMULATED
                                                  ADDITIONAL                  OTHER           TOTAL
                                         COMMON    PAID-IN     RETAINED   COMPREHENSIVE   SHAREHOLDER'S
                                         STOCK     CAPITAL     EARNINGS      INCOME          EQUITY
                                         ------   ----------   --------   -------------   -------------
Balance as of October 1, 2002..........   $2.5      $69.3       $  --         $  --           $71.8
  Comprehensive income:
     Net income........................     --         --         2.2            --             2.2
     Net unrealized gains on securities
       available-for-sale arising
       during the period, net of tax...     --         --          --           1.5             1.5
                                                                                              -----
  Total comprehensive income...........                                                         3.7
                                          ----      -----       -----         -----           -----
Balance as of December 31, 2002........   $2.5      $69.3       $ 2.2         $ 1.5           $75.5
                                          ====      =====       =====         =====           =====
Balance as of January 1, 2003..........   $2.5      $69.3       $ 2.2         $ 1.5           $75.5
  Comprehensive income:
     Net income........................     --         --         9.0            --             9.0
     Net unrealized losses on
       securities available-for-sale
       arising during the period, net
       of tax..........................     --         --          --          (1.4)           (1.4)
                                                                                              -----
  Total comprehensive income...........                                                         7.6
                                                                                              -----
Purchase accounting adjustments........     --       (1.9)         --            --            (1.9)
                                          ----      -----       -----         -----           -----
Balance as of December 31, 2003........   $2.5      $67.4       $11.2         $ 0.1           $81.2
                                          ====      =====       =====         =====           =====

    See accompanying notes to financial statements, including note 12 which describes related party transactions.

                      NATIONWIDE LIFE AND ANNUITY COMPANY
                                   OF AMERICA

                            STATEMENTS OF CASH FLOWS
                                 (IN MILLIONS)

                                                           TWELVE MONTHS ENDED   THREE MONTHS ENDED
                                                            DECEMBER 31, 2003    DECEMBER 31, 2002
                                                           -------------------   ------------------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income...............................................        $   9.0               $  2.2
Adjustments to reconcile net income to net cash provided
  by operating activities:
  Interest credited to policyholder account balances.....           13.6                  3.2
  Capitalization of deferred policy acquisition costs....           (8.0)                (2.4)
  Amortization of deferred policy acquisition costs and
     value of business acquired..........................           10.8                  2.9
  Amortization and depreciation..........................            5.2                  1.5
  Realized (gains) losses on investments.................           (3.4)                 0.2
  Decrease in accrued investment income..................            0.6                  0.2
  Decrease in other assets...............................            0.5                  1.9
  Increase (decrease) in policy liabilities..............           85.7                (12.4)
  (Decrease) increase in other liabilities...............           (1.3)                10.1
                                                                 -------               ------
     Net cash provided by operating activities...........          112.7                  7.4
                                                                 -------               ------
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from maturity of securities
  available-for-sale.....................................           73.4                 35.0
Proceeds from sale of securities available-for-sale......           30.6                  7.7
Proceeds from repayments of mortgage loans on real
  estate.................................................           11.1                  2.3
Proceeds from repayments of policy loans and sale of
  other invested assets..................................            2.9                  1.2
Cost of securities available-for-sale acquired...........          (85.6)               (47.2)
Cost of mortgage loans on real estate acquired...........          (14.7)                (6.3)
Cost of other invested assets acquired...................           (0.2)                (0.1)
                                                                 -------               ------
     Net cash provided by (used in) investing
       activities........................................           17.5                 (7.4)
                                                                 -------               ------
CASH FLOWS FROM FINANCING ACTIVITIES
Increase in investment and universal life insurance
  product account values.................................           38.4                 10.0
Decrease in investment and universal life insurance
  product account values.................................         (168.6)               (10.6)
                                                                 -------               ------
     Net cash used in financing activities...............         (130.2)                (0.6)
                                                                 -------               ------
Net decrease in cash.....................................             --                 (0.6)
Cash, beginning of period................................             --                  0.6
                                                                 -------               ------
Cash, end of period......................................        $    --               $   --
                                                                 =======               ======

    See accompanying notes to financial statements, including note 12 which describes related party transactions.

                      NATIONWIDE LIFE AND ANNUITY COMPANY
                                   OF AMERICA
  (A WHOLLY OWNED SUBSIDIARY OF NATIONWIDE LIFE INSURANCE COMPANY OF AMERICA)

                         NOTES TO FINANCIAL STATEMENTS

                           DECEMBER 31, 2003 AND 2002

(1)  ORGANIZATION AND DESCRIPTION OF BUSINESS

     Nationwide Life and Annuity Company of America (NLACA or the Company) is a stock life insurance company and a wholly owned subsidiary of Nationwide Life Insurance Company of America (NLICA). NLICA, with its subsidiaries, became a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS) on October 1, 2002, pursuant to a sponsored demutualization as more fully discussed in note
3. Prior to October 1, 2002, NLACA and NLICA were known as Providentmutual Life and Annuity Company of America and Provident Mutual Life Insurance Company (Provident Mutual), respectively.

     The Company sells individual variable and traditional life insurance products. The Company also maintains blocks of individual variable and fixed annuity products. The Company distributes its products through a variety of distribution channels, personal producing general agents and brokers. The Company is licensed to operate in 49 states and the District of Columbia, each of which has regulatory oversight. Sales in 19 states accounted for 82% of the Company's sales for the twelve months ended December 31, 2003. No single producer accounted for more than 2% of the Company's sales for the twelve months ended December 31, 2003. For many of the life insurance products, the insurance departments of the states in which the Company conducts business must approve products and policy forms in advance of sales. In addition, statutes and regulations in each of these states determine selected benefit elements and policy provisions. As a result of the demutualization (see note 3), the Company no longer sells individual fixed and variable annuity products as of October 1, 2002.

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the U.S. (GAAP), which differ from statutory accounting practices. The Company separately prepares financial statements for filing with regulatory authorities in conformity with the accounting practices prescribed or permitted by the Insurance Department of the State of Delaware (SAP). The State of Delaware has adopted the National Association of Insurance Commissioners (NAIC) statutory accounting practices (NAIC SAP) as the basis for statutory accounting practices. Practices under SAP vary from GAAP primarily with respect to the establishment and subsequent amortization of value of business acquired (VOBA) and intangible assets, deferral and subsequent amortization of policy acquisition costs (DAC), the valuation of policy reserves, the accounting for deferred taxes, the accrual of postretirement benefits, the inclusion of statutory asset valuation and interest maintenance reserves and the establishment of certain investment valuation allowances. NLACA has no statutory accounting practices that differ from NAIC SAP.

     In preparing the financial statements in accordance with GAAP, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses for the reporting period. Actual results could differ significantly from those estimates.

     The most significant estimates include those used in determining the balance and amortization of DAC for investment products and universal life insurance products, the balance and amortization of VOBA, valuation allowances for mortgage loans on real estate, impairment losses on other investments and accruals related to federal income taxes. Although some variability is inherent in these estimates, the recorded amounts reflect management's best estimates based on the facts and circumstances as of the balance sheet date. Management believes the amounts provided are appropriate.

  (a)  Valuation of Investments, Investment Income and Related Gains and Losses

     The Company is required to classify its fixed maturity securities and equity securities as held-to-maturity, available-for-sale or trading. The Company classifies fixed maturity and equity securities as available-for-sale. Available-for-sale securities are stated at fair value, with the unrealized gains and losses, net of adjustments to VOBA, DAC, future policy benefits and claims and deferred federal income tax, reported as a separate component of accumulated other comprehensive income (AOCI) in shareholder's equity. The adjustments to VOBA and DAC represent the change in amortization that would have been required as a charge or credit to operations had such unrealized amounts been realized and allocated to the product lines. The adjustment to future policy benefits and claims represents the increase in the policy reserves from using a discount rate that would have been required if such unrealized gains been realized and the proceeds reinvested at lower market interest rates, which are lower than the current effective portfolio rate.

     The fair value of fixed maturity and equity marketable securities is generally obtained from independent pricing services based on market quotations. For fixed maturity securities not able to be priced by independent services (generally private placement and securities that do not trade regularly), an internally developed pricing model or "corporate pricing matrix" is most often used. The corporate pricing matrix is developed by obtaining spreads versus the US Treasury yield for corporate securities with varying weighted average lives and bond ratings. The weighted average life and bond rating of a particular fixed maturity security to be priced using the corporate matrix are important inputs into the model and are used to determine the corresponding spread to be added to the US Treasury yield to create an estimated market yield for that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular fixed maturity security. Additionally, the Company's internal corporate pricing matrix is not suitable for valuing certain fixed maturity securities, particularly those with complex cash flows such as certain mortgaged-backed and asset-backed securities. In these cases, a separate "structured product" pricing matrix has been developed to value, as appropriate, using the same methodology described above. For securities for which quoted market prices are not available and for which the Company's structured product pricing matrix is not suitable for estimating fair values, qualified Company representatives determine the fair value using other modeling techniques, primarily using commercial software application utilized in valuing complex securitized investments with variable cash flows. As of December 31, 2003, 81.6% of the fair values of fixed maturity securities were obtained from independent pricing services, 13.3% from the above described matrix and 5.1% from other sources.

     Management regularly reviews its fixed maturity and equity securities portfolios to evaluate the necessity of recording impairment losses for other-than-temporary declines in the fair value of investments. A number of criteria are considered during this process including, but not limited to, the current fair value as compared to amortized cost or cost, as appropriate, of the security, the length of time the security's fair value has been below amortized cost or cost, and by how much, and specific credit issues related to the issuer, and current economic conditions. Other-than-temporary impairment losses result in a permanent reduction of the cost basis of the underlying investment.

     Impairment losses are recorded on investments in real estate and other long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets' carrying amount.

     For mortgage-backed securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions and the estimated economic life of the securities. When estimated prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments; any resulting adjustment is included in net investment income. All other investment income is recorded using the interest-method without anticipating the impact of prepayments. All other investment income is recorded on the accrual basis.

     Mortgage loans on real estate are carried at the unpaid principal balance less valuation allowances. The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. For mortgage loans on real estate considered impaired, a specific reserve is established. A general reserve is also established for probable losses arising from the portfolio but not attributable to specific loans. Mortgage loans on real estate are considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When the Company determines that a loan is impaired, a provision for loss is established equal to the difference between the carrying value and the estimated value of the mortgage loan. Estimated value is based on the present value of expected future cash flows discounted at the loan's effective interest rate, or the fair value of the collateral, if the loan is collateral dependent. Loans in foreclosure and loans considered impaired are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate is included in net investment income in the period received.

     The valuation allowance account for mortgage loans on real estate is maintained at a level believed adequate by the Company to absorb estimated probable credit losses inherent in the portfolio at the balance sheet date. The Company's periodic evaluation of the adequacy of the allowance for losses is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower's ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors.

     Real estate is carried at cost less accumulated depreciation. The straight-line method of depreciation is used for all real estate. Real estate designated as held for disposal is carried at the lower of the carrying value at the time of such designation or fair value less cost to sell. Other long-term investments are carried on the equity method of accounting. Impairment losses are recorded on long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets' carrying amount.

     Policy loans are reported at unpaid principal balances.

     Realized gains and losses on the sale of investments are determined on the basis of specific security identification. Changes in mortgage loan valuation allowances and recognition of impairment losses for other-than-temporary declines in fair values are included in realized gains and losses on investments.

 (b)  Revenues and Benefits

     Investment Products and Universal Life Insurance Products: Investment products consist primarily of individual variable and fixed deferred annuities. Universal life insurance products include universal life insurance, variable universal life insurance and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance, policy administration and surrender charges that have been earned and assessed against policy account balances during the period. The timing of revenue recognition as it relates to fees assessed on investment contracts and universal life contracts is determined based on the nature of such fees. Asset fees, cost of insurance and policy administration charges are assessed on a daily or monthly basis and recognized as revenue when assessed and earned. Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited. Surrender charges are recognized upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include interest credited to policy account balances and benefits and claims incurred in the period in excess of related policy account balances.

     Traditional Life Insurance Products: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

 (c)  Deferred Policy Acquisition Costs

     The costs of acquiring business, principally commissions, certain expenses of the policy issue and underwriting department and certain variable sales expenses that relate to and vary with the production of new and renewal business have been deferred. DAC is subject to recoverability testing at the time of policy issuance and loss recognition testing at the end of each reporting period.

     DAC for investment products and universal life insurance products are amortized with interest over the lives of the policies in relation to the present value of estimated future gross profits from projected interest margins, asset fees, cost of insurance, policy administration and surrender charges, less policy benefits and policy maintenance expenses. The DAC asset related to investment products and universal life products is adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale as described in note 2(a).

     The most significant assumptions that are involved in the estimation of future gross profits include future net separate account performance, surrender/lapse rates, interest margins and mortality. The Company's long-term assumption for net separate account performance is 8 percent. If actual net separate account performance varies from the 8 percent assumption, the Company assumes different performance levels over the next three years, such that the mean return equals the long-term assumption. This process is referred to as a reversion to the mean. The assumed net separate account return assumptions used in the DAC models are intended to reflect what is anticipated. However, based on historical returns of the S&P 500 Index, the Company's policy regarding the reversion to the mean process does not permit such returns to be below zero percent or in excess of 15 percent during the three-year reversion period.

     Changes in assumptions can have a significant impact on the calculation of DAC reported for investment products and universal life insurance products and their related amortization patterns. In the event actual experience differs from assumptions or assumptions are revised, the Company is required to record an increase or decrease in DAC amortization expense (DAC unlocking), which could be significant. In general, increases in the estimated general and separate account returns result in increased expected future profitability and may lower the rate of DAC amortization, while increases in lapse/surrender and mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of DAC amortization.

     DAC on traditional participating life insurance policies is amortized in proportion to the present value of expected gross margins. Gross margins include margins from mortality, investments and expenses, net of policyholder dividends. Expected gross margins are redetermined regularly, based on actual experience and current assumptions of mortality, persistency, expenses, and investment experience. The average expected investment yields, before realized capital gains and losses, in the calculation of expected gross margins is 6.5%. DAC on traditional non-participating life insurance policies are amortized in proportion to the expected premium revenue. The effect on the amortization of DAC of revisions in estimated experience is reflected in earnings in the period such estimates are revised. In addition, the effect on the DAC asset that would result from the realization of unrealized gains and losses is recognized through an offset to other comprehensive income as of the balance sheet date.

 (d)  Value of Business Acquired and Other Intangible Assets

     As a result of the acquisition by NFS (see note 3) and the application of purchase accounting, the Company has established separate intangible assets representing VOBA and the value of all other identified intangible assets.

     VOBA reflects the estimated fair value of the business in-force at the date of acquisition and represents the portion of the purchase price that is allocated to the value of the right to receive future cash flows from the life insurance and annuity contracts existing as of the closing date of the acquisition by NFS. The value initially assigned to VOBA was supported by an independent valuation study that was commissioned by NFS and executed by a team of qualified valuation experts, including actuarial consultants. The expected future cash flows used in determining such value were based on actuarially determined projections, by each major line of business, of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, changes in reserves, operating expenses, investment income and other factors. These projections took into account all known or expected factors at the valuation date, based on the judgment of management. The actual experience on purchased business may vary from projections due to differences in renewal premiums, investment spreads, investment gains or losses, mortality and morbidity costs, or other factors.

     Intangible assets include the Company's independent agency force and state licenses. These intangible assets have been assigned values using various methodologies, including present value of projected future cash flows, analysis of similar transactions that have occurred or could be expected to occur in the market, and replacement or reproduction cost. Other factors considered in the valuation include the relative risk profile of the asset, the deterioration of the economic life, and the enhancement to other associated assets. The initial valuation of these intangible assets was supported by an independent valuation study that was commissioned by the Company and executed by qualified valuation experts.

     The use of discount rates was necessary to establish fair values of VOBA and other intangible assets. In selecting the appropriate discount rates, management considered its weighted average cost of capital as well as the weighted average cost of capital required by market participants. In addition, consideration was given to the perceived risk of the assets acquired, which includes a variety of factors, including the expected growth and competitive profile of the life insurance market and the nature of the assumptions used in the valuation process. An after-tax discount rate of 11.0% was used to value the VOBA, while after-tax discount rates ranging from 11.0% to 12.5% were used to value the other intangible assets.

     Amortization of VOBA occurs with interest over the anticipated lives of the major lines of business to which it relates (initially ranging from 13 to 30 years) in relation to estimated gross profits, gross margins or premiums, as appropriate.

     For those products amortized in relation to estimated gross profits, the most significant assumptions that are involved in the estimation of future gross profits include future net separate account performance, surrender/lapse rates, interest margins and mortality. The Company's long-term assumption for net separate account performance is 8 percent. If actual net separate account performance varies from the 8 percent assumption, the Company assumes different performance levels over the next three years, such that the mean return equals the long-term assumption. This process is referred to as a reversion to the mean. The assumed net separate account return assumptions used in the VOBA models are intended to reflect what is anticipated. However, based on historical returns of the S&P 500 Index, the Company's policy regarding the reversion to the mean process does not permit such returns to be below zero percent or in excess of 15 percent during the three-year reversion period.

     Changes in assumptions can have a significant impact on the amount of VOBA reported for all products and their related amortization patterns. In the event actual experience differs from assumptions or assumptions are revised, the Company is required to record an increase or decrease in VOBA amortization expense (VOBA unlocking), which could be significant. In general, increases in the estimated general and separate account returns result in increased expected future profitability and may lower the rate of VOBA amortization, while increases in lapse/surrender and mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of VOBA amortization.

     The VOBA asset related to investment products and universal life insurance products is also adjusted for the impact of net unrealized gains and losses on securities available-for-sale had such gains and losses been realized and allocated to the product lines, also as described in note 2(a). VOBA is adjusted each quarter to reflect differences between actual results and those expected for the period just ending. Any resulting VOBA adjustments are reflected currently as a charge or credit to VOBA amortization expense.

     For traditional participating life insurance products, VOBA is being amortized in proportion to the present value of expected gross margins. Gross margins include margins from mortality, investments and expenses, net of policyholder dividends. Expected gross margins are redetermined annually, based on actual experience and current assumptions of mortality, persistency, expenses and investment experience. In addition, the effect on the VOBA asset that would result from the realization of unrealized gains and losses is recognized through an offset to other comprehensive income as of the balance sheet date.

     The interest on the unamortized VOBA balance (interest rates range from 4.50% to 6.50%) during the twelve months ended December 31, 2003 and three months ended December 31, 2002 was $4.1 million and $1.1 million, respectively.

     The intangible asset relating to the independent agency force is amortized over its estimated useful life of 20 years, primarily based on the cash flows generated by the asset.

 (e)  Separate Accounts

     Separate account assets and liabilities represent policyholders'/contractholders' funds which have been segregated into accounts with specific investment objectives. Separate account assets are recorded at fair value based primarily on market quotations of the underlying securities. The investment income and gains or losses of these accounts accrue directly to the policyholders/contractholders. The activity of the separate accounts is not reflected in the statements of income and cash flows except for the fees the Company receives. Such fees are assessed on a daily or monthly basis and recognized as revenue when assessed and earned.

 (f)  Future Policy Benefits

     The liability for future policy benefits for investment products in the accumulation phase, universal life insurance and variable universal life insurance policies is the policy account balance, which represents participants' net premiums and deposits plus investment performance and interest credited less applicable contract charges.

     Reserves on traditional life insurance products are calculated by using the net level premium method. For participating traditional life insurance policies, reserve assumptions are based on mortality rates consistent with those underlying the cash values and investment rates consistent with the Company's dividend practices. For most such policies, reserves are based on the 1958 or 1980 Commissioners' Standard Ordinary (CSO) mortality tables at interest rates ranging from 3.5% to 5.5%. Also, the calculated reserve is adjusted to reflect the incremental reserve that would be required if unrealized gains and losses had been realized and the proceeds reinvested at lower interest rates, which would have resulted in the use of a lower discount rate, as discussed in note 2(a).

     The liability for future policy benefits for payout annuities has been calculated using the present value of future benefits and maintenance costs discounted using an interest rate of 4.5%. Also, the calculated reserve was adjusted to reflect the incremental reserve that would be required if unrealized gains and losses had been realized and the proceeds reinvested at lower interest rates, which would have resulted in the use of a lower discount rate, as discussed in note 2(a).

 (g)  Participating Business

     Participating business represented approximately 6.8% as of December 31, 2003 (7% as of December 31, 2002) of the Company's life insurance in force, 12.9% as of December 31, 2003 (14.4% as of December 31, 2002) of the number of life insurance policies in force, and 14.3% as of December 31, 2003 (16.7% as of December 31, 2002) of life insurance statutory premiums. The provision for policyholder dividends was based on then current dividend scales and has been included in "Future policy benefits and claims" in the accompanying balance sheets.

 (h)  Federal Income Tax

     Subsequent to the acquisition of NLICA by NFS on October 1, 2002, NLICA and its life insurance subsidiaries, including the Company, file a consolidated federal income tax return and NLICA's non-life insurance subsidiaries file a separate consolidated federal income tax return. The members of the consolidated tax return group have a tax sharing arrangement that provides, in effect, for each member to bear essentially the same federal income tax liability as if separate tax returns were filed. In 2008, NFS expects to be able to file a single consolidated federal income tax return with all of it subsidiaries.

     The Company provides for federal income taxes based on amounts the Company believes it will ultimately owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain expenses and the realization of certain tax credits. In the event the ultimate deductibility of certain expenses or the realization of certain tax credits differ from estimates, the Company may be required to significantly change the provision for federal income taxes recorded in the financial statements. Management has used best estimates to establish reserves based on current facts and circumstances regarding tax exposure items where the ultimate deductibility is open to interpretation. Quarterly, management evaluates the appropriateness of such reserves based on any new developments specific to their fact patterns. Information considered includes results of completed tax examinations, Technical Advice Memorandums and other rulings issued by the Internal Revenue Service or the tax courts.

     The Company utilizes the asset and liability method of accounting for income tax. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when it is determined that it is more likely than not that the deferred tax asset will not be fully realized.

 (i)  Reinsurance Ceded

     Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported on a gross basis.

 (j)  Recently Issued Accounting Pronouncements

     In December 2003, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 132 (revised 2003) Employers' Disclosures about Pensions and Other Postretirement Benefits an amendment of FASB Statements No. 87, 88 and 106 (SFAS 132R). SFAS 132R provides revised disclosure guidance for pension and other postretirement benefit plans but does not change the measurement or recognition of those plans under existing guidance. Disclosures previously required under SFAS No. 132 Employers' Disclosures about Pensions and Other Postretirement Benefits, which was replaced by SFAS 132R, were retained. In addition, SFAS 132R requires additional disclosures about the assets, obligations, cash flows, and net periodic benefit cost of defined benefit pension plans and other defined benefit pension plans. The Company adopted SFAS 132R effective December 31,

2003, except for disclosures about estimated benefit payments, which is expected to be adopted in the second quarter of 2004, as permitted by SFAS 132R.

     In January 2003, the FASB issued Interpretation No. 46, Consolidation of Variable Interest Entities -- an interpretation of ARB No. 51 (FIN 46). Accounting Research Bulletin No. 51, Consolidated Financial Statements (ARB 51) states that consolidation is usually necessary when a company has a "controlling financial interest" in another company, a condition most commonly achieved via ownership of a majority voting interest. FIN 46 clarifies the application of ARB 51, to certain "variable interest entities" (VIEs) where (i) the equity investors are not empowered to make sufficient decisions about the entity's operations, or do not receive expected returns or absorb expected losses commensurate with their equity ownership; or (ii) do not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support from other parties. VIEs are consolidated by their primary beneficiary, which is a party having a majority of the entity's expected losses, expected residual returns, or both. A company holding a significant variable interest in a VIE, but not deemed the primary beneficiary is subject to certain disclosure requirements specified by FIN 46. FIN 46 applies to entities formed after January 31, 2003, and to VIEs in which an enterprise obtains an interest after that date. For VIEs where an enterprise holds a variable interest that it acquired prior to February 1, 2003, FIN 46 applies in the interim period beginning after June 15, 2003 and early adoption is permitted. In October 2003, the FASB delayed the implementation date for FIN 46 for VIEs acquired prior to January 31, 2003 to interim periods ending after December 15, 2003 with earlier adoption permitted.

     In December 2003, the FASB issued Interpretation No. 46 (revised December
2003) Consolidation of Variable Interest Entities -- an interpretation of ARB No. 51 (FIN 46R) that required all public companies to apply the provisions of FIN 46 to special purpose entities created prior to February 1, 2003. Once adopted by an entity, FIN 46R replaces FIN 46. Public companies, including the Company as a subsidiary of a public company, at a minimum, must apply the unmodified provisions of FIN 46 to entities that were considered "special-purpose entities" in practice and under applicable FASB pronouncements or guidance by the end of the first reporting period ending after December 15, 2003. Companies may apply either FIN 46 or FIN 46R to special-purpose entities at the initial effective date on an entity-by-entity basis. The Company does not hold any variable interests in the form of limited partnerships. The Company is required to adopt FIN 46R in its entirety by the end of the first reporting period beginning after December 31, 2003, with early adoption permitted. FIN 46 may be applied on a prospective basis with a cumulative-effect adjustment made as of the date of initial application or by restating previously issued financial statements for one or more years with a cumulative-effect adjustment as of the beginning of the first year restated. The adoption of FIN 46R in the first quarter of 2004 is not expected to have a material impact on the Company's results of operations or financial position.

     In July 2003, the American Institute of Certified Public Accountants issued Statement of Position 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts (SOP 03-1). SOP 03-1 addresses a number of topics; the most significant of which is the accounting for contracts with guaranteed minimum death benefits (GMDB). SOP 03-1 requires companies to evaluate the significance of the GMDB benefit to determine whether the contract should be accounted for as an investment or insurance contract. For contracts determined to be insurance contracts, companies are required to establish a reserve to recognize a portion of the assessment (revenue) that compensates the insurance company for benefits to be provided in future periods. SOP 03-1 also provides guidance on separate account presentation, interest in separate accounts, gains and losses on the transfer of assets from the general account to a separate account, liability valuation, return based on a contractually referenced pool of assets or index, annuitization options and sales inducements to contract holders. The Company will adopt SOP 03-1 on January 1, 2004. As a result, a cumulative effect resulting from the adoption is not expected to have a material impact on the Company's results of operations or financial position.

     In May 2003, the FASB issued SFAS No. 150, Accounting for Certain Financial Instruments with Characteristics of both Liabilities and Equity (SFAS 150). SFAS 150 establishes standards for the classification and measurement of certain freestanding financial instruments that embody obligations of the issuer and have characteristics of both liabilities and equity. Further, SFAS 150 requires disclosure regarding the terms of those instruments and settlement alternatives. As originally issued, the guidance in SFAS 150 was generally effective for financial instruments entered into or modified after May 31, 2003, and otherwise effective at the beginning of the first interim period beginning after June 15, 2003. Adjustments required as a result of the application of SFAS 150 to existing instruments should be reported as a cumulative effect of a change in accounting principle. In November 2003, the FASB issued FASB Staff Position No. 150-3, Effective Date, Disclosures, and Transition for Mandatorily Redeemable Financial Instruments of Certain Nonpublic Entities and Certain Mandatorily Redeemable Noncontrolling Interests under FASB Statement No. 150, Accounting for Certain Financial Instruments with Characteristics of both Liabilities and Equity (FSP 150-3). FSP 150-3 clarified that SFAS 150 does not apply to certain mandatorily redeemable financial instruments issued by limited-life subsidiaries. The adoption of SFAS 150 on July 1, 2003 did not have any impact on the Company's results of operations or financial position.

     In April 2003, the FASB released SFAS No. 149, Amendment of Statement 133 on Derivative Instruments and Hedging Activities (SFAS 149). SFAS 149 amends and clarifies financial accounting and reporting for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities under Statement of Financial Accounting Standards No. 133, Accounting for Derivative Instruments and Hedging Activities (SFAS 133). SFAS 149 is generally effective for contracts entered into or modified after June 30, 2003. The adoption of SFAS 149 on July 1, 2003 did not have any impact on the results of operations or financial position of the Company.

     In April 2003, the FASB released Statement 133 Implementation Issue B36, Embedded Derivatives: Modified Coinsurance Arrangements and Debt Instruments That Incorporate Credit Risk Exposures That Are Unrelated or Only Partially Related to the Creditworthiness of the Obligor under Those Instruments (DIG
B36). DIG B36 addresses the need to separately account for an embedded derivative within a reinsurer's receivable and ceding company's payable arising from modified coinsurance or similar arrangements. Paragraph 12.a. of SFAS 133 indicates that an embedded derivative must be separated from the host contract (bifurcated) if the economic characteristics and risks of the embedded derivative instrument are not clearly and closely related to the economic characteristics and risks of the host contract. DIG B36 concludes that bifurcation is necessary in a modified coinsurance or similar arrangement because the yield on the receivable and payable is based on or referenced to a specified proportion of the ceding company's return on either its general account assets or a specified block of those assets, rather than the overall creditworthiness of the ceding company. The effective date of implementation was the first day of the first fiscal quarter beginning after September 15, 2003 (October 1, 2003 for the Company) and did not have any impact on the Company's results of operations or financial position.

     In November 2002, the FASB issued Interpretation No. 45, Guarantor's Accounting and Disclosure Requirements for Guarantees -- an interpretation of FASB Statements No. 5, 57, and 107 and rescission of FASB Interpretation No. 34 (FIN 45). FIN 45 requires a guarantor to provide more detailed interim and annual financial statement disclosures about obligations under certain guarantees it has issued. It also requires a guarantor to recognize, at the inception of new guarantees issued or modified after December 31, 2002, a liability for the fair value of the obligation undertaken in issuing the guarantee. Although superceded by FIN 45, the guidance provided in FASB Interpretation No. 34, Disclosure of Indirect Guarantees of Indebtedness of Others has been incorporated into FIN 45 without change. The adoption of FIN 45 on January 1, 2003 did not have a material impact on the financial position or results of operations of the Company.

     In June 2002, the FASB issued SFAS No. 146, Accounting for Costs Associated with Exit or Disposal Activities (SFAS 146), which the Company adopted January 1, 2003. Adoption of SFAS 146 did not have any impact on the financial position or results of operations of the Company.

     In April 2002, the FASB issued SFAS No. 145, Rescission of FASB Statements No. 4, 44 and 64, Amendment of FASB Statement No. 13 and Technical Corrections (SFAS 145). The adoption of SFAS 145 did not have any impact on the financial position or results of operations of the Company.

     In October 2001, the FASB issued SFAS No. 144, Accounting for the Impairment or Disposal of Long-Lived Assets (SFAS 144). SFAS 144 supersedes SFAS 121, Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets to be Disposed of, and APB Opinion No. 30, Reporting the Results of Operations -- Reporting the Effects of Disposal of a Segment of a Business, and Extraordinary, Unusual and Infrequently Occurring Events and Transactions (APB
30). SFAS 144 was adopted by the Company on January 1, 2002 and carries forward many of the provisions of SFAS 121 and APB 30 for recognition and measurement of the impairment of long-lived assets to be held and used, and measurement of long-lived assets to be disposed of by sale, while providing additional criteria to determine when a long-lived asset is actually held-for-sale. Under SFAS 144, if a long-lived asset is part of a group that includes other assets and liabilities, then the provisions of SFAS 144 apply to the entire group. In addition, SFAS 144 does not apply to goodwill and other intangible assets that are not amortized. The adoption of SFAS 144 did not have a material impact on the results of operations or financial position of the Company.

     In July 2001, the FASB issued SFAS No. 142, Goodwill and Other Intangible Assets (SFAS 142). SFAS 142 applies to all acquired intangible assets whether acquired singularly, as part of a group, or in a business combination. SFAS 142 supersedes APB Opinion No. 17, Intangible Assets (APB 17) and carries forward provisions in APB 17 related to internally developed intangible assets. SFAS 142 changes the accounting for goodwill and intangible assets with indefinite lives from an amortization method to an impairment-only approach. The Company adopted SFAS 142 on January 1, 2002. See notes 3 and 6 for additional disclosures.

     In July 2001, the FASB issued SFAS No. 141, Business Combinations (SFAS
141). SFAS 141 requires that the purchase method of accounting be used for all business combinations initiated after June 30, 2001 and the use of the pooling-of-interests method has been eliminated. See note 3 for additional disclosures.

     In June 1998, the FASB issued SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities (SFAS 133). SFAS 133, as amended by SFAS No. 137, Accounting for Derivative Instruments and Hedging Activities -- Deferral of the Effective Date of FASB Statement No. 133, and SFAS No. 138, Accounting for Certain Derivative Instruments and Certain Hedging Activities, was adopted by the Company effective January 1, 2001. All references hereafter to SFAS 133 include the amendments outlined in SFAS 137 and SFAS 138. The adoption of SFAS 133 did not have a material impact on the results of operations or financial position of the Company.

     SFAS 133 establishes accounting and reporting standards for derivative instruments and hedging activities. It requires an entity to recognize all derivatives as either assets or liabilities on the balance sheet and measure those instruments at fair value.

     The adoption of SFAS 133 may increase the Company's exposure to volatility of reported earnings and other comprehensive income. The amount of volatility will vary with the level of derivative and hedging activities and fluctuations in market interest rates and foreign currency exchange rates during any period.

     In November 1999, the Emerging Issues Task Force (EITF) issued EITF Issue No. 99-20, Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets (EITF 99-20). EITF 99-20 establishes the method of recognizing interest income and impairment on certain asset-backed investment securities that are not of high credit quality. EITF 99-20 requires the Company to update the estimate of cash flows over the life of certain retained beneficial interests in securitization transactions and purchased beneficial interests in securitized financial assets. Pursuant to EITF 99-20, based on current information and events, if the Company estimates that the fair value of its beneficial interests is not greater than or equal to its carrying value and if there has been an adverse change in the estimated cash flows since the last revised estimate, considering both timing and amount, then an other-than-temporary impairment should be recognized. Adoption of EITF 99-20 on April 1, 2001 did not have a material effect on the financial position or the results of operations of the Company.

(3)  SPONSORED DEMUTUALIZATION

     On October 1, 2002, pursuant to a sponsored demutualization, Provident Mutual became a wholly owned subsidiary of NFS. The sponsored demutualization involved a two-step process whereby Provident Mutual first converted from a mutual life insurance company into a stock life insurance company in a process known as a demutualization. The demutualization was completed in accordance with Provident Mutual's Plan of Conversion, which was approved by the Insurance Commissioner of the Commonwealth of Pennsylvania on July 31, 2002, pursuant to the Pennsylvania Mutual-to-Stock Conversion Act. Upon demutualization, Provident Mutual merged with and into Eagle Acquisition Corporation, a wholly owned subsidiary of NFS formed solely for the purposes of this transaction, with Provident Mutual surviving as a wholly owned subsidiary of NFS. Provident Mutual was renamed Nationwide Life Insurance Company of America.

     On the date of the transaction, policyholder membership interests in Provident Mutual were extinguished and eligible policyholders collectively received 31.8 million shares of NFS Class A common stock, cash totaling approximately $223.5 million, and increased policy values in the form of policy credits totaling approximately $48.0 million. Provident Mutual funded approximately $62.3 million of the aggregate purchase price in the form of cash and policy credits. The aggregate purchase price was $1.12 billion.

     The following table summarizes the estimated fair values of the assets acquired and liabilities assumed of the Company at the date of acquisition, based on push-down accounting.

                                                                   AS OF
(IN MILLIONS)                                                 OCTOBER 1, 2002
-------------                                                 ---------------
Fixed maturity securities available-for-sale................     $  348.6
Other investments, including cash...........................         82.3
VOBA........................................................         69.9
Other intangible assets.....................................          9.6
Other assets................................................         15.9
Assets held in separate accounts............................        671.3
                                                                 --------
  Total assets acquired.....................................      1,197.6
                                                                 --------
Future policy benefits and claims...........................        463.8
Other liabilities...........................................         (9.3)
Liabilities related to separate accounts....................        671.3
                                                                 --------
     Total liabilities assumed..............................      1,125.8
                                                                 --------
     Net assets acquired....................................     $   71.8
                                                                 ========

     As a result of the demutualization, the Company's equity was adjusted from the September 30, 2002 balance of $104.9 million to reflect the net assets purchased of $71.8 million noted above.

     The table below lists the intangible assets acquired and their estimated useful lives over which the assets will be amortized.

                                                                            ESTIMATED
                                                                 FAIR        USEFUL
(IN MILLIONS)                                                   VALUE         LIFE
-------------                                                 ----------   -----------
Amortizing intangible assets:
VOBA........................................................    $69.9       28 years
Independent agency distribution force.......................      5.9       20 years
                                                                -----       --------
  Total -- amortizing intangible assets.....................     75.8       27 years(1)
                                                                -----       --------
Non-amortizing intangible assets:
State insurance licenses....................................      3.7      Indefinite
                                                                -----       --------
  Total -- non-amortizing intangible assets.................      3.7             --
                                                                -----       --------
     Total intangible assets................................    $79.5       27 years(1)
                                                                =====       ========

---------------

(1) Total estimated useful life represents the weighted average.

     There was no goodwill pushed-down to the Company as a result of the acquisition of NLICA by NFS. The Company recorded an adjustment to the fair values of certain items that were estimated at the time of closing to the final fair value calculations in 2003. These adjustments resulted in an increase in additional paid in capital of $1.9 million, net of tax in 2003.

(4)  INVESTMENTS

     The amortized cost, gross unrealized gains and losses and estimated fair value of securities available-for-sale as of December 31, 2003 and 2002 were:

                                                           GROSS        GROSS
                                             AMORTIZED   UNREALIZED   UNREALIZED   ESTIMATED
(IN MILLIONS)                                  COST        GAINS        LOSSES     FAIR VALUE
-------------                                ---------   ----------   ----------   ----------
DECEMBER 31, 2003
  Fixed maturity securities:
     U.S. Treasury securities and
       obligations of U.S. Government
       corporations and agencies...........   $  8.8        $0.1         $ --        $  8.9
     Obligations of states and political
       subdivisions........................      0.6          --           --           0.6
     Corporate securities:
       Public..............................    218.1         6.0          0.6         223.5
       Private.............................     50.6          --          1.1          49.5
     Mortgage-backed securities -- U.S.
       Government backed...................     37.3         0.2          0.2          37.3
     Asset-backed securities...............     14.5          --          0.6          13.9
                                              ------        ----         ----        ------
       Total fixed maturity securities.....    329.9         6.3          2.5         333.7
  Equity securities........................      3.5         0.9           --           4.4
                                              ------        ----         ----        ------
       Total...............................   $333.4        $7.2         $2.5        $338.1
                                              ======        ====         ====        ======

                                                           GROSS        GROSS
                                             AMORTIZED   UNREALIZED   UNREALIZED   ESTIMATED
(IN MILLIONS)                                  COST        GAINS        LOSSES     FAIR VALUE
-------------                                ---------   ----------   ----------   ----------
DECEMBER 31, 2002
  Fixed maturity securities:
     U.S. Treasury securities and
       obligations of U.S. Government
       corporations and agencies...........   $  6.7        $ --         $ --        $  6.7
     Obligations of states and political
       subdivisions........................      0.6          --           --           0.6
     Corporate securities:
       Public..............................    241.3         3.2          1.4         243.1
       Private.............................     53.2         0.7          0.7          53.2
     Mortgage-backed securities -- U.S.
       Government backed...................      7.1          --          0.1           7.0
     Asset-backed securities...............     41.4         3.4           --          44.8
                                              ------        ----         ----        ------
       Total fixed maturity securities.....    350.3         7.3          2.2         355.4
  Equity securities........................      3.8         0.1          0.1           3.8
                                              ------        ----         ----        ------
       Total...............................   $354.1        $7.4         $2.3        $359.2
                                              ======        ====         ====        ======

     The amortized cost and estimated fair value of fixed maturity securities available-for-sale as of December 31, 2003, by expected maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                              AMORTIZED   ESTIMATED
(IN MILLIONS)                                                   COST      FAIR VALUE
-------------                                                 ---------   ----------
Fixed maturity securities available-for-sale:
  Due in one year or less...................................   $ 28.4       $ 28.6
  Due after one year through five years.....................    116.0        117.4
  Due after five years through ten years....................    105.1        106.9
  Due after ten years.......................................     28.6         29.6
                                                               ------       ------
       Subtotal.............................................    278.1        282.5
     Mortgage-backed securities -- U.S. Government backed...     37.3         37.3
     Asset-backed securities................................     14.5         13.9
                                                               ------       ------
       Total................................................   $329.9       $333.7
                                                               ======       ======

     The components of unrealized gains on securities available-for-sale, net, were as follows as of December 31, 2003 and 2002:

(IN MILLIONS)                                                 2003    2002
-------------                                                 -----   -----
Unrealized gains, before adjustments and taxes..............  $ 4.7   $ 5.1
Adjustment to VOBA..........................................   (2.2)   (2.7)
Adjustment to policy acquisition costs......................    0.1      --
Adjustment to future policy benefits and claims.............   (2.4)     --
Deferred federal income tax.................................   (0.1)   (0.9)
                                                              -----   -----
  Net unrealized gains......................................  $ 0.1   $ 1.5
                                                              =====   =====

     An analysis of the change in gross unrealized gains (losses) on securities available-for-sale follows for the twelve months ended December 31, 2003 and three months ended December 31, 2002:

(IN MILLIONS)                                                 2003    2002
-------------                                                 -----   ----
Securities available-for-sale:
  Fixed maturity securities.................................  $(1.3)  $5.1
  Equity securities.........................................    0.9     --
                                                              -----   ----
     Net change.............................................  $(0.4)  $5.1
                                                              =====   ====

     The analysis of gross unrealized losses on available-for-sale securities by time in an unrealized loss position, as of December 31, 2003 and 2002 follows:

                                                      LESS THAN OR
                                                   EQUAL TO ONE YEAR        MORE THAN ONE YEAR
                                                 ----------------------   ----------------------
                                                 ESTIMATED     GROSS      ESTIMATED     GROSS
                                                   FAIR      UNREALIZED     FAIR      UNREALIZED
(IN MILLIONS)                                      VALUE       LOSSES       VALUE       LOSSES
-------------                                    ---------   ----------   ---------   ----------
DECEMBER 31, 2003
  Fixed maturity securities:
     U.S. Treasury securities and obligations
       of U.S. Government corporations and
       agencies................................   $  1.7       $  --        $ --         $ --
     Corporate securities:
       Public..................................     35.8         0.6          --           --
       Private.................................     15.5         1.0         1.2          0.1
     Mortgage-backed securities -- U.S.
       Government backed.......................     19.5         0.2         0.9           --
     Asset-backed securities...................     10.9         0.6          --           --
                                                  ------       -----        ----         ----
       Total fixed maturity securities.........     83.4         2.4         2.1          0.1
  Equity securities............................       --          --          --           --
                                                  ------       -----        ----         ----
     Total.....................................   $ 83.4       $ 2.4        $2.1         $0.1
                                                  ======       =====        ====         ====
% of gross unrealized loss.....................                 96.0%                     4.0%
                                                               -----                     ----
DECEMBER 31, 2002
  Fixed maturity securities:
     U.S. Treasury securities and obligations
       of U.S. Government corporations and
       agencies................................   $  1.6       $  --        $ --         $ --
     Obligations of states and political
       subdivisions............................      0.6          --          --           --
     Corporate securities:
       Public..................................     84.7         1.4          --           --
       Private.................................     19.3         0.7          --           --
     Mortgage-backed securities -- U.S.
       Government backed.......................      7.3          --          --           --
     Asset-backed securities...................      3.9         0.1          --           --
                                                  ------       -----        ----         ----
       Total fixed maturity securities.........    117.4         2.2          --           --
  Equity securities............................      2.7         0.1          --           --
                                                  ------       -----        ----         ----
       Total...................................   $120.1       $ 2.3        $ --         $ --
                                                  ======       =====        ====         ====
% of gross unrealized loss.....................                100.0%                      --
                                                               -----                     ----

     Proceeds from the sale of securities available-for-sale during the twelve months ended December 31, 2003 and three months ended December 31, 2002 were $30.6 million and $7.7 million, respectively. During the twelve months ended December 31, 2003, gross gains of $3.3 million and gross losses of $0.3 million were realized on those sales. During the three months ended December 31, 2002, gross gains of $0.3 million and gross losses of $0.3 million were realized on those sales.

     The Company had no real estate investments for the twelve months ended December 31, 2003 and three months ended December 31, 2002 that were non-income producing.

     Real estate is presented at cost less accumulated depreciation. The carrying value of real estate held for disposal totaled $0.3 million and $0.4 million as of December 31, 2003 and 2002, respectively.

     The recorded investment of mortgage loans on real estate considered to be impaired was $0 million as of December 31, 2003 ($0.7 million as of December 31, 2002), which includes the related valuation allowance of $0 million ($0 million as of December 31, 2002). Impaired mortgage loans with no valuation allowance are a result of collateral dependent loans where the fair value of the collateral is greater than the recorded investment of the loan. During 2003, the average recorded investment in impaired mortgage loans on real estate was $0 million ($0.7 million for the three months ended December 31, 2002) and interest income recognized on those loans totaled $0 million in 2003 ($0.1 million for the three months ended December 31, 2002), which is equal to interest income recognized using a cash-basis method of income recognition.

     Activity in the valuation allowance account for mortgage loans on real estate for the twelve months ended December 31, 2003 and the three months ended December 31, 2002 was as follows:

(IN MILLIONS)                                                 2003    2002
-------------                                                 -----   ----
Allowance, beginning of period..............................  $ 0.9   $0.8
Net additions (reductions) charged (credited) to
  allowance.................................................   (0.7)   0.1
Direct write-downs charged against the allowance............     --     --
                                                              -----   ----
Allowance, end of period....................................  $ 0.2   $0.9
                                                              =====   ====

     During the third quarter of 2003, the Company updated its analysis of the overall performance of the mortgage loan portfolio and related allowance for mortgage loan losses. This analysis included an evaluation of the current composition of the portfolio, historical losses by property type, current economic conditions and expected losses incurred as of the balance sheet date, but not yet identified by specific loan. As a result of the analysis, the total valuation allowance was reduced by $0.7 million, relating primarily to the unallocated allowance for losses inherent in the portfolio as of December 31, 2003.

     An analysis of investment income (loss) by investment type follows for the twelve months ended December 31, 2003 and three months ended December 31, 2002:

(IN MILLIONS)                                                 2003    2002
-------------                                                 -----   -----
Gross investment income:
  Securities available-for-sale:
     Fixed maturity securities..............................  $17.1   $ 4.6
     Equity securities......................................    0.1     0.3
  Mortgage loans on real estate.............................    3.6     0.8
  Real estate...............................................     --      --
  Policy loans..............................................    0.6     0.2
  Short-term investments....................................    0.1     0.1
  Other.....................................................   (0.2)   (0.2)
                                                              -----   -----
       Gross investment income..............................   21.3     5.8
Less investment expenses....................................    0.8     0.2
                                                              -----   -----
  Net investment income.....................................  $20.5   $ 5.6
                                                              =====   =====

     An analysis of net realized gains (losses) on investments by investment type follows for the twelve months ended December 31, 2003 and the three months ended December 31, 2002:

(IN MILLIONS)                                                 2003    2002
-------------                                                 -----   -----
Realized gains (losses) on sale of securities
  available-for-sale
  Fixed maturity securities -- gains........................  $ 3.3   $ 0.3
  Fixed maturity securities -- losses.......................   (0.3)   (0.3)
  Equity securities.........................................    0.1      --
Other-than-temporary impairments of securities
  available-for-sale:
  Fixed maturity securities.................................   (0.3)   (0.1)
  Equity securities.........................................     --      --
Real estate.................................................   (0.1)     --
Mortgage loans on real estate...............................    0.4    (0.1)
Other.......................................................    0.3      --
                                                              -----   -----
  Net realized gains (losses) on investments................  $ 3.4   $(0.2)
                                                              =====   =====

     There were $6.0 million and $7.2 million of fixed maturity securities as of December 31, 2003 and 2002, respectively, that were on deposit with various regulatory agencies as required by law.

(5)  DEFERRED POLICY ACQUISITION COSTS

     A reconciliation of the DAC asset for the twelve months ended December 31, 2003 and the three months ended December 31, 2002 is as follows:

(IN MILLIONS)                                                 2003    2002
-------------                                                 -----   -----
Balance at beginning of period..............................  $ 1.6   $  --
Expenses deferred...........................................    8.0     2.4
Amortization of DAC.........................................   (2.8)   (0.8)
                                                              -----   -----
                                                                6.8     1.6
Effect on DAC from unrealized (gains) losses................    0.1      --
                                                              -----   -----
Balance at end of period....................................  $ 6.9   $ 1.6
                                                              =====   =====

(6)  VALUE OF BUSINESS ACQUIRED AND OTHER INTANGIBLE ASSETS

     A reconciliation of VOBA for the twelve months ended December 31, 2003 and the three months ended December 31, 2002 is as follows:

(IN MILLIONS)                                                 2003    2002
-------------                                                 -----   -----
Balance at beginning of period..............................  $65.1   $  --
VOBA established during the period..........................     --    69.9
Amortization of VOBA........................................   (8.0)   (2.1)
                                                              -----   -----
                                                               57.1    67.8
Unrealized gain on available-for-sale securities............    0.5    (2.7)
                                                              -----   -----
Balance at end of period....................................  $57.6   $65.1
                                                              =====   =====

     Intangible assets as of December 31, 2003 and 2002 are summarized as follows:

                                                           2003           2002
                                      GROSS CARRYING   ACCUMULATED    ACCUMULATED
($ IN MILLIONS)                           AMOUNT       AMORTIZATION   AMORTIZATION   USEFUL LIFE
---------------                       --------------   ------------   ------------   -----------
Amortizing intangible assets:
  VOBA..............................      $69.9           $10.1           $2.1        28 years
  Independent agency force..........        5.9             0.1            0.0        20 years
                                          -----           -----           ----       ----------
     Total..........................       75.8            10.2            2.1
Non-amortizing intangible assets:
  State insurance licenses..........        3.7             0.0            0.0       Indefinite
                                          -----           -----           ----
     Total..........................        3.7             0.0            0.0
                                          -----           -----           ----
     Grand total....................      $79.5           $10.2           $2.1
                                          =====           =====           ====

     The state insurance licenses have indefinite lives and therefore are not amortized.

     The actual amortization for the year ended December 31, 2003 and estimated amortization for the next five years, using current assumptions, which are subject to change, for VOBA and for intangible assets with finite lives is as follows:

                                                                 INTANGIBLE ASSETS
(IN MILLIONS)                                             VOBA   WITH FINITE LIVES   TOTAL
-------------                                             ----   -----------------   -----
2003....................................................  $8.0         $0.1          $8.1
2004....................................................  $7.0         $0.1          $7.1
2005....................................................  $6.6         $0.1          $6.7
2006....................................................  $6.5         $0.2          $6.7
2007....................................................  $6.4         $0.2          $6.6
2008....................................................  $5.1         $0.2          $5.3

     The Company has completed its 2003 and 2002 impairment testing and concluded there were no impairment losses on existing intangible assets.

(7)  FEDERAL INCOME TAX

     The tax effects of temporary differences that give rise to significant components of the net deferred tax asset as of December 31, 2003 and 2002 were as follows:

(IN MILLIONS)                                                 2003    2002
-------------                                                 -----   -----
DEFERRED TAX ASSETS
  Equity securities.........................................  $  --   $ 0.1
  Future policy benefits....................................   26.8    29.4
  DAC.......................................................    5.6     8.6
  Other long-term investments...............................     --     1.5
  Net operating loss carryforwards..........................    4.8     1.5
                                                              -----   -----
     Total gross deferred tax assets........................   37.2    41.1
  Less valuation allowance..................................     --      --
                                                              -----   -----
     Net deferred tax assets................................   37.2    41.1
                                                              -----   -----
DEFERRED TAX LIABILITIES
  VOBA......................................................   20.2    22.8
  Fixed maturity securities.................................    1.9     1.5
  Other assets and other liabilities........................    3.3     6.4
  Other.....................................................    1.9     1.7
                                                              -----   -----
     Total gross deferred tax liabilities...................   27.3    32.4
                                                              -----   -----
       Net deferred tax asset...............................  $ 9.9   $ 8.7
                                                              =====   =====

     Realized capital losses may be used only to offset realized capital gains. Realized capital losses may be carried back three years and forward five years. As of December 31, 2003 and 2002, the Company had a realized capital loss carryforward of $13.6 million and $4.4 million, respectively. Management believes that it is more likely than not that the Company will generate sufficient realized capital gains within the appropriate carryforward period to offset the realized capital losses. Deferred tax assets have been recorded to reflect the tax benefits of these realized capital losses.

     In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Future taxable amounts or recovery of federal income tax paid within the statutory carryback period can offset nearly all future deductible amounts. The valuation allowance was unchanged for the twelve months ended December 31, 2003 and three months ended December 31, 2002.

     The Company's current federal income tax (liability) receivable was ($2.7) million and $1.6 million as of December 31, 2003 and 2002, respectively.

     Federal income tax expense attributable to income for the twelve months ended December 31, 2003 and the three months ended December 31, 2002 was as follows:

(IN MILLIONS)                                                 2003    2002
-------------                                                 -----   ----
Current.....................................................  $ 3.3   $1.8
Deferred....................................................   (0.1)    --
                                                              -----   ----
                                                              $ 3.2   $1.8
                                                              =====   ====

     Total federal income tax expense for the twelve months ended December 31, 2003 and three months ended December 31, 2002 differs from the amount computed by applying the U.S. federal income tax rate to income before federal income tax expense as follows:

                                                          2003            2002
(IN MILLIONS)                                            AMOUNT    %     AMOUNT    %
-------------                                            ------   ----   ------   ----
Computed (expected) tax expense........................  $ 4.3    35.0   $ 1.4    35.0
Tax exempt interest and dividends received deduction...   (1.1)   (9.2)   (0.2)   (5.0)
Other, net.............................................     --      --     0.6    15.0
                                                         -----    ----   -----    ----
  Total (effective rate of each year)..................  $ 3.2    25.8   $ 1.8    45.0
                                                         =====    ====   =====    ====

     The federal income tax (refunded) paid during the twelve months ended December 31, 2003 was ($0.7) million and $0 million for the three months ended December 31, 2002.

     Under current tax law, stock life insurance companies are taxed at current rates on distributions from the special surplus account for the benefit of policyholders designated "Policyholder Surplus" (the Account). The Tax Reform Act of 1984 eliminated further additions to the Account after December 31, 1983. The aggregate accumulation at December 31, 1983 was $2.0 million. The Company has no present plans to make any distributions that would subject the Account to current taxation.

(8)  COMPREHENSIVE INCOME (LOSS)

     Comprehensive income (loss) includes net income as well as certain items that are reported directly within separate components of shareholder's equity that bypass net income. Other comprehensive income (loss) is comprised of unrealized gains (losses) on securities available-for-sale. The related before and after federal income tax amounts for the twelve months ended December 31, 2003 and the three months ended December 31, 2002 were as follows:

(IN MILLIONS)                                                 2003    2002
-------------                                                 -----   -----
Unrealized gains (losses) on securities available-for-sale
  arising during the period:
  Gross.....................................................  $ 2.5   $ 4.9
  Adjustment to VOBA........................................    0.5    (2.7)
  Adjustment to policy acquisition costs....................    0.1      --
  Adjustment to future policy benefits and claims...........   (2.4)     --
  Related federal income tax expense........................   (0.3)   (0.8)
                                                              -----   -----
     Net....................................................    0.4     1.4
                                                              -----   -----
Reclassification adjustment for net (gains) losses on
  securities available-for-sale realized during the period:
  Gross.....................................................   (2.8)    0.1
  Related federal income tax benefit (expense)..............    1.0      --
                                                              -----   -----
     Net....................................................   (1.8)    0.1
                                                              -----   -----
Other comprehensive (loss) income on securities
  available-for-sale........................................  $(1.4)  $ 1.5
                                                              =====   =====

(9)  FAIR VALUE OF FINANCIAL INSTRUMENTS

     The following disclosures summarize the carrying amount and estimated fair value of the Company's financial instruments. Certain assets and liabilities are specifically excluded from the disclosure requirements of financial instruments. For this reason, and several others, the aggregate fair value amounts presented do not represent the underlying value of the Company.

     The fair value of a financial instrument is defined as the amount at which the financial instrument could be bought or sold or in the case of liabilities incurred or settled, in a current transaction between willing parties. In cases where quoted market prices are not available, fair value is to be based on the best information available in the circumstances. Such estimates of fair value should consider prices for similar assets or similar liabilities and the results of valuation techniques to the extent available in the circumstances. Examples of valuation techniques include the present value of estimated expected future cash flows using discount rates commensurate with risks involved, matrix pricing and fundamental analysis. Valuation techniques for measuring assets and liabilities must be consistent with the objective of measuring fair value and should incorporate assumptions that market participants would use in their estimates of values, future revenues and future expenses, including assumptions about interest rates, default, prepayment, and volatility. Many of the Company's assets and liabilities subject to the disclosure requirements are not actively traded, requiring fair values to be estimated by management using matrix pricing, present value or other suitable valuation techniques. These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in the immediate settlement of the instruments.

     Although insurance contracts, other than policies such as annuities that are classified as investment contracts, are specifically exempted from the disclosure requirements, estimated fair value of policy reserves on life insurance contracts is provided to make the fair value disclosures more meaningful.

     The tax ramifications of the related unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in the estimates.

     In estimating its fair value disclosures, the Company used the following methods and assumptions:

     Fixed maturity and equity securities: The fair value of fixed maturity and equity marketable securities is generally obtained from independent pricing services based on market quotations. For fixed maturity securities not able to be priced by independent services (generally private placement and securities that do not trade regularly), an internally developed pricing model or "corporate pricing matrix" is most often used. The corporate pricing matrix is developed by obtaining spreads versus the US Treasury yield for corporate securities with varying weighted average lives and bond ratings. The weighted average life and bond rating of a particular fixed maturity security to be priced using the corporate matrix are important inputs into the model and are used to determine the corresponding spread to be added to the US Treasury yield to create an estimated market yield for that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular fixed maturity security. Additionally, the Company's internal corporate pricing matrix is not suitable for valuing certain fixed maturity securities, particularly those with complex cash flows such as certain mortgaged-backed and asset-backed securities. In these cases, a separate "structured product" pricing matrix has been developed to value, as appropriate, using the same methodology described above. For securities for which quoted market prices are not available and for which the Company's structured product pricing matrix is not suitable for estimating fair values, qualified Company representatives determine the fair value using other modeling techniques, primarily using commercial software application utilized in valuing complex securitized investments with variable cash flows. As of December 31, 2003, 81.6% of the fair values of fixed maturity securities were obtained from independent pricing services, 13.3% from the above described matrix and 5.1% from other sources.

     Mortgage loans on real estate, net: The fair value for mortgage loans on real estate is estimated using discounted cash flow analyses using interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Estimated value is based on the present value of expected future cash flows discounted at the loan's effective interest rate, or the fair value of the collateral, if the loan is collateral dependent.

     Policy loans, short-term investments and cash: Policy loans are issued with either fixed or variable interest rates, depending upon the terms of the policies. For those loans with fixed rates, the interest rates range from 5% to 8%. For loans with variable interest rates, the interest rates are primarily adjusted quarterly based upon changes in a corporate bond index. Future cash flows of policy loans are uncertain and difficult to predict. The carrying amounts reported in the balance sheets for these instruments approximate their fair value.

     Separate account assets and liabilities: The fair value of assets held in separate accounts is based on quoted market prices. The fair value of liabilities related to separate accounts is the amount payable on demand, which is net of certain surrender charges.

     Investment contracts: The underlying investment risk of the Company's variable life insurance policies and variable annuity contracts is assumed by the policyholders/contractowners. These reserve liabilities are primarily reported in the separate accounts. The liabilities in the separate accounts are recorded at amounts equal to the related assets at fair value.

     Policy reserves on life insurance contracts: Included are disclosures for individual life insurance, universal life insurance, supplementary contracts and health insurance for which the estimated fair value is the amount payable on demand.

     Individual annuities and supplementary contracts: The fair value of individual annuities and supplementary contracts without life contingencies is based primarily on surrender values. For those individual annuities and supplementary contracts that are not surrenderable, discounted future cash flows are used for calculating fair value.

     Policyholder Dividends and Accumulations: The policyholder dividend and accumulation liabilities will ultimately be settled in cash, applied toward the payment of premiums, or left on deposit with the Company at interest.

     Carrying amount and estimated fair value of financial instruments subject to disclosure requirements and policy reserves on life insurance contracts were as follows as of December 31, 2003 and 2002:

                                                  2003        2003        2002        2002
                                                CARRYING   ESTIMATED    CARRYING   ESTIMATED
(IN MILLIONS)                                    AMOUNT    FAIR VALUE    AMOUNT    FAIR VALUE
-------------                                   --------   ----------   --------   ----------
ASSETS
  Investments:
     Securities available-for-sale:
       Fixed maturity securities..............   $333.7      $333.7      $355.4      $355.4
       Equity securities......................      4.4         4.4         3.8         3.8
     Mortgage loans on real estate, net.......     67.3        68.6        64.6        65.5
     Policy loans.............................     12.9        12.9        14.3        14.3
  Assets held in separate accounts............    700.8       700.8       671.6       671.6
LIABILITIES
  Investment contracts........................    335.9       315.2       366.5       339.5
  Policy reserves on life insurance
     contracts................................     89.6        65.4        87.6        60.1
  Liabilities related to separate accounts....    700.8       664.9       671.6       633.0

(10)  RISK DISCLOSURES

     The following is a description of the most significant risks facing the Company and how it mitigates those risks:

     Credit Risk: The risk that issuers of securities owned by the Company or mortgagors on mortgage loans on real estate owned by the Company will default or that other parties, including reinsurers, which owe the Company money, will default on their contractual obligations. The Company minimizes this risk by adhering to a disciplined investment strategy, by maintaining sound reinsurance and credit and collection policies and by providing for any amounts deemed uncollectible.

     Interest Rate Risk: The risk that interest rates will change and cause a decrease in the value of an insurer's investments. This change in rates may cause certain interest-sensitive products to become uncompetitive or may cause disintermediation. The Company mitigates this risk by charging fees for non-conformance with certain policy provisions, by offering products that transfer this risk to the purchaser and/or by attempting to match the maturity schedule of its assets with the expected payouts of its liabilities. To the extent that liabilities come due more quickly than assets mature, an insurer could potentially have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss.

     Legal/Regulatory Risk: The risk that changes in the legal or regulatory environment in which an insurer operates will result in increased competition, reduced demand for a company's products, or create additional expenses not anticipated by the insurer in pricing its products. The Company mitigates this risk by offering a wide range of products and by operating throughout the U.S., thus reducing its exposure to any single product or jurisdiction, and also by employing practices that identify and minimize the adverse impact of this risk.

     Financial Instruments with Off-Balance-Sheet Risk: The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business through management of its investment portfolio. These financial instruments include investment commitments related to its interests in real estate and mortgage loans, financial guarantees of indebtedness, marketable securities lending and interest rate futures contracts. These instruments involve, to varying degrees, elements of credit risk in excess of amounts recognized on the balance sheets.

     Commitments to fund fixed rate mortgage loans on real estate are agreements to lend to a borrower and are subject to conditions established in the underlying contracts. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a deposit. Commitments extended by the Company are based on management's case-by-case credit evaluation of the borrower and the borrower's loan collateral. The underlying mortgage property represents the collateral if the commitment is funded. The Company's policy for new mortgage loans on real estate is to generally lend no more than 80% of collateral value. Should the commitment be funded, the Company's exposure to credit loss in the event of nonperformance by the borrower is represented by the contractual amounts of these commitments less the net realizable value of the collateral. The contractual amounts also represent the cash requirements for all unfunded commitments. The Company had no commitments on mortgage loans on real estate extending into 2004 were outstanding as of December 31, 2003. The Company also had no commitments to purchase fixed maturity securities outstanding as of December 31, 2003. At December 31, 2003, the Company had outstanding limited partnership commitments of $2.5 million.

     Equity Market Risk: Asset fees calculated as a percentage of the separate account assets are a significant source of revenue to the Company. As of December 31, 2003, 81.6% of separate account assets were invested in equity mutual funds. Gains and losses in the equity markets will result in corresponding increases and decreases in the Company's separate account assets and the reported asset fee revenue. In addition, a decrease in separate account assets may decrease the Company's expectations of future profit margins due to a decrease in asset fee revenue and/or an increase in guaranteed minimum death benefit claims
     (GMDB), which may require the Company to accelerate the amortization of VOBA and DAC.

     The Company's individual variable annuity contracts offer GMDB features. The GMDB generally provides a benefit if the annuitant dies and the policyholder contract value is less than a specified amount, which may be based on the premiums paid less amounts withdrawn or policyholder contract value on a specified anniversary date. A decline in the stock market causing the policyholder contract value to fall below this specified amount, which varies from contract to contract based on the date the contract was entered into as well as the GMDB feature elected, will increase the net amount at risk, which is the GMDB in excess of the policyholder contract value, which could result in additional GMDB claims. As of December 31, 2003, the net amount at risk, defined as the excess of the death benefit over the account value, was $51.0 million before reinsurance and $16.0 million net of reinsurance. As of December 31, 2003 and 2002, the Company had no reserve for GMDB claims.

     Significant Concentrations of Credit Risk: The Company grants commercial mortgage loans on real estate to customers throughout the U.S. The Company has a diversified portfolio with no more than 18.5% (20.0% in 2002) in any geographic area and no more than 5.0% (4.9% in 2002) with any one borrower as of December 31, 2003. As of December 31, 2003, 36.8% (13.6% in 2002) of
     the carrying value of the Company's commercial mortgage loan portfolio financed office properties.

     Significant Business Concentrations: As of December 31, 2003, the Company did not have a material concentration of financial instruments in a single investee, industry or geographic location. Also, the Company did not have a concentration of business transactions with a particular customer, lender or distribution source, a market or geographic area in which business is conducted that makes it overly vulnerable to a single event which could cause a severe impact to the Company's financial position.

     Reinsurance: In the normal course of business, the Company assumes risks from and cedes certain parts of its risks to other insurance companies. The primary purpose of ceded reinsurance is to limit losses from large exposures. For life insurance, the Company retains no more than $1.5 million on any single life.

     Reinsurance contracts do not relieve the Company of its obligations to policyholders. To the extent that reinsuring companies are later unable to meet obligations under reinsurance agreements, the Company would be liable for these obligations. The Company evaluates the financial condition of its reinsurers and limits its exposure to any one reinsurer.

     The tables below highlight the amounts shown in the accompanying financial statements and other information that are net of reinsurance activity (in millions):

                                                              CEDED TO      ASSUMED
                                                   GROSS        OTHER      FROM OTHER      NET
                                                   AMOUNT     COMPANIES    COMPANIES      AMOUNT
                                                  --------    ---------    ----------    --------
DECEMBER 31, 2003:
Life insurance in force.........................  $5,215.1    $2,423.9       $57.5       $2,848.7
                                                  ========    ========       =====       ========
Life insurance premiums.........................  $    9.9    $    5.7       $ 0.1       $    4.3
                                                  ========    ========       =====       ========
DECEMBER 31, 2002:
Life insurance in force.........................  $4,961.6    $2,106.4       $18.6       $2,873.8
                                                  ========    ========       =====       ========
Life insurance premiums.........................  $    3.3    $    0.8       $  --       $    2.5
                                                  ========    ========       =====       ========

     Collateral -- Securities Lending: The Company, through its agent, lends certain portfolio holdings and in turn receives cash collateral. The cash collateral is invested in high-quality short-term investments. The Company's policy requires a minimum of 102% of the fair value of the securities loaned be maintained as collateral. Net returns on the investments, after payment of a rebate to the borrower, are shared between the Company and its agent. Both the borrower and the Company can request or return the loaned securities at any time. The Company maintains ownership of the securities at all times and is entitled to receive from the borrower any payments for interest or dividends received during the loan term. No securities were on loan as of December 31, 2003.

(11) SHAREHOLDER'S EQUITY, REGULATORY RISK-BASED CAPITAL, RETAINED EARNINGS AND DIVIDEND RESTRICTIONS

     The State of Delaware, where the Company is domiciled, imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of the Company's insurance regulatory total adjusted capital, as defined by the NAIC, to its authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. The Company exceeds the minimum risk-based capital requirements for the period presented herein.

     The statutory capital and surplus of the Company as of December 31, 2003 and 2002 was $46.3 million and $32.2 million, respectively. The statutory net income (loss) of the Company for the twelve months ended December 31, 2003 and the three months ended December 31, 2002 was $10.0 million and $(0.5) million, respectively.

     Insurance laws in each state of domicile limit the payment of dividends in excess of specified amounts without prior regulatory approval. The Company currently does not expect such regulatory requirements to impair its ability to pay operating expenses, interest and shareholder dividends in the future.

(12)  RELATED PARTY TRANSACTIONS

     Pursuant to a cost sharing agreement among Nationwide Mutual Insurance Company (NMIC) and certain of its direct and indirect subsidiaries, including the Company, NMIC and NFS, a subsidiary of NMIC, provides certain operational and administrative services, such as investment management, advertising, personnel and general management services, to those subsidiaries. Expenses covered by such agreement are subject to allocation among NMIC and such subsidiaries. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, salary expense, commission expense and other methods agreed to by the participating companies that are within industry guidelines and practices. In addition, Nationwide Services Company LLC, a subsidiary of NMIC, provides computer, telephone, mail, employee benefits administration, and other services to NMIC and certain of its direct and indirect subsidiaries, including the Company, based on specified rates for units of service consumed. For the twelve months ended December 31, 2003 and three months ended December 31, 2002, the Company made payments to NLICA, NMIC, NFS and Nationwide Services Company LLC totaling $6.7 million and $3.0 million, respectively. The Company does not believe that expenses recognized under these agreements are materially different than expenses that would have been recognized had the Company operated on a stand-alone basis.

     The contractual obligations under the Company's SPDA contracts in force and issued before September 1, 1988 are guaranteed by NLICA. Total SPDA contracts affected by this guarantee in force at December 31, 2003 and 2002 approximated $49.4 million and $54.3 million, respectively.

(13)  CONTINGENCIES

     Insurance companies are subject to assessments, up to statutory limits, by state guaranty funds for losses of policyholders of insolvent insurance companies. In the opinion of management, these assessments will not have a material adverse effect on the Company's financial position or results of operations.

     Various litigation, claims and assessments against the Company, in addition to those discussed above and those otherwise provided for in the Company's financial statements, have arisen in the course of the Company's business, including, but not limited to, its activities as an insurer, employer, investor, investment advisor and taxpayer. Further, state insurance regulatory authorities and other Federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

     There can be no assurance that any such litigation will not have a material adverse effect on the Company in the future.

(14)  SEGMENT INFORMATION

     The Company uses differences in products as the basis for defining its reportable segments. The Company reports two product segments: Individual Annuity and Life Insurance.

     The Individual Annuity segment consists of fixed and variable products no longer marketed by the Company. Individual deferred annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life. In addition, variable annuity contracts provide the customer with access to a wide range of investment options and asset protection in the event of an untimely death, while fixed annuity contracts generate a return for the customer at a specified interest rate fixed for prescribed periods.

     The Life Insurance segment markets traditional and variable life insurance products and maintains a block of direct response-marketed life and health insurance products. Life insurance products provide a death benefit and generally also allow the customer to build cash value on a tax-advantaged basis.

     In addition to the product segments, the Company reports a Corporate segment. The Corporate segment includes net investment income not allocated to the two product segments and unallocated expenses. In addition to these operating revenues and expenses, the Company also reports net realized gains and losses on investments.

     The following tables summarize the financial results of the Company's business segments for the twelve months ended December 31, 2003 and the three months ended December 31, 2002.

                                                        INDIVIDUAL     LIFE
(IN MILLIONS)                                            ANNUITY     INSURANCE   CORPORATE    TOTAL
-------------                                           ----------   ---------   ---------   --------
YEAR ENDED DECEMBER 31, 2003
Net investment income.................................    $ 17.8      $  2.3       $ 0.4     $   20.5
Other operating revenue...............................      10.7        21.9          --         32.6
                                                          ------      ------       -----     --------
  Total operating revenue.............................      28.5        24.2         0.4         53.1
                                                          ------      ------       -----     --------
Interest credited to policyholder account balances....      12.7         0.9          --         13.6
Amortization of DAC...................................        --         2.8          --          2.8
Amortization of VOBA..................................       3.8         4.2          --          8.0
Other benefits and expenses...........................       5.3        14.6          --         19.9
                                                          ------      ------       -----     --------
  Total benefits and expenses.........................      21.8        22.5          --         44.3
                                                          ------      ------       -----     --------
Operating income before federal income tax expense....       6.7         1.7         0.4          8.8
Net realized gains on investments.....................        --          --         3.4          3.4
                                                          ------      ------       -----     --------
Income before federal income tax expense..............    $  6.7      $  1.7       $ 3.8     $   12.2
                                                          ======      ======       =====     ========
Assets as of December 31, 2003........................    $926.8      $270.6       $14.2     $1,211.6
                                                          ======      ======       =====     ========

THREE MONTHS ENDED DECEMBER 31, 2002
Net investment income.................................    $  4.9      $  0.6       $ 0.1     $    5.6
Other operating revenue...............................       2.8         7.0          --          9.8
                                                          ------      ------       -----     --------
  Total operating revenue.............................       7.7         7.6         0.1         15.4
                                                          ------      ------       -----     --------
Interest credited to policyholder account balances....       3.0         0.2          --          3.2
Amortization of DAC...................................        --         0.8          --          0.8
Amortization of VOBA..................................       2.1          --          --          2.1
Other benefits and expenses...........................       0.9         4.2          --          5.1
                                                          ------      ------       -----     --------
  Total benefits and expenses.........................       6.0         5.2          --         11.2
                                                          ------      ------       -----     --------
Operating income before federal income tax expense....       1.7         2.4         0.1          4.2
Net realized losses on investments....................        --          --        (0.2)        (0.2)
                                                          ------      ------       -----     --------
Income (loss) before federal income tax expense.......    $  1.7      $  2.4       $(0.1)    $    4.0
                                                          ======      ======       =====     ========
Assets as of December 31, 2002........................    $953.2      $240.3       $12.5     $1,206.0
                                                          ======      ======       =====     ========

     The Company has no significant revenue from customers located outside of the U.S. nor does the Company have any significant long-lived assets located outside the U.S.

                      (This page intentionally left blank)

                    PROVIDENTMUTUAL LIFE AND ANNUITY COMPANY
                                   OF AMERICA
     (A WHOLLY-OWNED SUBSIDIARY OF PROVIDENT MUTUAL LIFE INSURANCE COMPANY)

                              FINANCIAL STATEMENTS
  FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2002 AND THE YEAR ENDED DECEMBER 31,
                                      2001

                          INDEPENDENT AUDITORS' REPORT

The Board of Directors
Providentmutual Life and Annuity Company of America:

     We have audited the accompanying balance sheet of Providentmutual Life and Annuity Company of America as of September 30, 2002 and the related statements of operations, changes in equity, and cash flows for the nine month period ended September 30, 2002. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audit.

     We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing those accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

     In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Providentmutual Life and Annuity Company of America as of September 30, 2002, and the results of their operations and their cash flows for the nine month period ended September 30, 2002, in conformity with accounting principles generally accepted in the United States of America.

/s/ KPMG LLP
Philadelphia, PA
January 28, 2003

                    PROVIDENTMUTUAL LIFE AND ANNUITY COMPANY
                                   OF AMERICA
                         NOTES TO FINANCIAL STATEMENTS

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of
Providentmutual Life and Annuity Company of America:

     In our opinion, the consolidated statements of operations, changes in equity and cash flows for the year ended December 31, 2001 present fairly, in all material respects, the results of operations and cash flows of Providentmutual Life and Annuity Company of America for the year ended December 31, 2001, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audit of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS
Philadelphia, Pennsylvania
January 18, 2002

                    PROVIDENTMUTUAL LIFE AND ANNUITY COMPANY
                                   OF AMERICA

                                 BALANCE SHEET
                                 (IN THOUSANDS)

                                                              SEPTEMBER 30,
                                                                  2002
                                                              -------------
ASSETS
  Investments:
     Securities available for sale, at fair value:
       Fixed maturity securities (cost: 2002-$336,639)......   $  348,611
       Equity securities (cost: 2002-$176)..................          500
     Mortgage loans.........................................       55,329
     Real estate............................................          372
     Policy loans...........................................       15,465
     Other invested assets..................................        4,213
                                                               ----------
       Total investments....................................      424,490
                                                               ----------
  Cash and cash equivalents.................................          633
  Premiums due..............................................          101
  Investment income due and accrued.........................        6,379
  Deferred policy acquisition costs.........................      135,557
  Reinsurance recoverable...................................        5,537
  Separate account assets...................................      671,249
  Other assets..............................................        7,285
                                                               ----------
       Total assets.........................................   $1,251,231
                                                               ==========
LIABILITIES
  Policy liabilities:
     Future policyholder benefits...........................   $  462,114
     Other policy obligations...............................        1,074
                                                               ----------
       Total policy liabilities.............................      463,188
                                                               ----------
  Payable to parent.........................................          866
  Deferred income taxes payable.............................        8,297
  Separate account liabilities..............................      671,249
  Other liabilities.........................................        2,735
                                                               ----------
       Total liabilities....................................    1,146,335
                                                               ----------
COMMITMENTS AND CONTINGENCIES -- NOTES 8, 9, AND 11
Equity
  Common stock, $10 par value; authorized 500 shares; issued
     and outstanding 250 shares.............................        2,500
  Contributed capital in excess of par......................       49,165
  Retained earnings.........................................       50,497
  Accumulated other comprehensive income:
     Net unrealized appreciation on securities..............        2,734
                                                               ----------
       Total equity.........................................      104,896
                                                               ----------
       Total liabilities and equity.........................   $1,251,231
                                                               ==========

                See accompanying notes to financial statements.

                    PROVIDENTMUTUAL LIFE AND ANNUITY COMPANY
                                   OF AMERICA

                            STATEMENTS OF OPERATIONS
                                 (IN THOUSANDS)

                                                                 NINE MONTHS
                                                                    ENDED             YEAR ENDED
                                                              SEPTEMBER 30, 2002   DECEMBER 31, 2001
                                                              ------------------   -----------------
REVENUES
Policy and contract charges.................................       $ 21,918             $30,623
Premiums....................................................          6,536              11,143
Net investment income.......................................         21,350              29,645
Other (loss) income.........................................            (39)              1,214
Net realized losses on investments..........................        (12,004)             (3,572)
                                                                   --------             -------
     Total revenues.........................................         37,761              69,053
                                                                   --------             -------
BENEFITS AND EXPENSES
Policy and contract benefits................................          8,903              11,111
Change in future policyholder benefits......................         12,152              20,940
Commissions and operating expenses..........................         26,144              20,931
Policyholder dividends......................................            940               1,294
                                                                   --------             -------
     Total benefits and expenses............................         48,139              54,276
                                                                   --------             -------
       (Loss) income before income taxes....................        (10,378)             14,777
Income tax (benefit) expense:
  Current...................................................         (3,374)             (1,475)
  Deferred..................................................         (1,647)              4,524
                                                                   --------             -------
     Total income tax (benefit) expense.....................         (5,021)              3,049
                                                                   --------             -------
       Net (loss) income....................................       $ (5,357)            $11,728
                                                                   ========             =======

                See accompanying notes to financial statements.

                    PROVIDENTMUTUAL LIFE AND ANNUITY COMPANY
                                   OF AMERICA

                        STATEMENTS OF CHANGES IN EQUITY
   NINE MONTHS ENDED SEPTEMBER 30, 2002 AND THE YEAR ENDED DECEMBER 31, 2001
                                 (IN THOUSANDS)

                                                                                      NET
                                                        CONTRIBUTED                UNREALIZED
                                      COMMON            CAPITAL IN                APPRECIATION
                                      STOCK    COMMON    EXCESS OF    RETAINED   (DEPRECIATION)    TOTAL
                                      SHARES   STOCK        PAR       EARNINGS   ON SECURITIES     EQUITY
                                      ------   ------   -----------   --------   --------------   --------
Balance at January 1, 2001..........   250     $2,500     $49,165     $44,126       $(3,498)      $ 92,293
                                                                                                  --------
  Comprehensive income
     Net income.....................    --        --           --      11,728            --         11,728
     Other comprehensive income, net
       of tax:
       Change in unrealized
          appreciation
          (depreciation) on
          securities available for
          sale......................    --        --           --          --         2,281          2,281
                                                                                                  --------
  Total comprehensive income........                                                                14,009
                                       ---     ------     -------     -------       -------       --------
Balance at December 31, 2001........   250     2,500       49,165      55,854        (1,217)       106,302
                                                                                                  --------
  Comprehensive income
     Net loss.......................    --        --           --      (5,357)           --         (5,357)
     Other comprehensive income, net
       of tax:
       Change in unrealized
          appreciation
          (depreciation) on
          securities available for
          sale......................    --        --           --          --         3,951          3,951
                                                                                                  --------
  Total comprehensive income........                                                                (1,406)
                                       ---     ------     -------     -------       -------       --------
Balance at September 30, 2002.......   250     $2,500     $49,165     $50,497       $ 2,734       $104,896
                                       ===     ======     =======     =======       =======       ========

                See accompanying notes to financial statements.

                    PROVIDENTMUTUAL LIFE AND ANNUITY COMPANY
                                   OF AMERICA

                            STATEMENTS OF CASH FLOWS
                                 (IN THOUSANDS)

                                                              NINE MONTHS ENDED       YEAR ENDED
                                                              SEPTEMBER 30, 2002   DECEMBER 31, 2001
                                                              ------------------   -----------------
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss) income...........................................       $ (5,357)           $  11,728
Adjustments to reconcile net (loss) income to net cash
  provided by (used in) operating activities:
  Interest credited to variable universal life and
     investment products....................................         12,873               20,106
  Amortization of deferred policy acquisition costs.........         20,707               15,335
  Capitalization of deferred policy acquisition costs.......        (12,778)             (30,436)
  Deferred income taxes.....................................         (1,647)               4,524
  Net realized losses on investments........................         12,004                3,572
  Change in reinsurance recoverable.........................            955               (1,467)
  Change in policy liabilities..............................        (14,415)             (20,592)
  Other, net................................................            988               (8,451)
                                                                   --------            ---------
     Net cash provided by (used in) operating activities....         13,330               (5,681)
                                                                   --------            ---------
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from sales of investments:
  Fixed maturity securities available for sale..............          8,810               36,518
  Equity securities available for sale......................             --                    3
  Real estate...............................................             --                  891
  Other invested assets.....................................            191                1,446
Proceeds from maturities of investments:
  Fixed maturity securities available for sale..............         47,617               43,448
  Mortgage loans............................................          5,598                4,020
Purchases of investments:
  Fixed maturity securities available for sale..............        (61,065)             (86,757)
  Mortgage loans............................................             --               (4,930)
  Real estate...............................................             --                   (3)
  Other invested assets.....................................           (270)                (368)
Policy loans, net...........................................            220               (1,180)
                                                                   --------            ---------
     Net cash provided by (used in) investing activities....          1,101               (6,912)
                                                                   --------            ---------
CASH FLOWS FROM FINANCING ACTIVITIES
Variable universal life and investment product deposits.....         62,540              174,795
Variable universal life and investment product
  withdrawals...............................................        (78,917)            (163,656)
                                                                   --------            ---------
     Net cash (used in) provided by financing activities....        (16,377)              11,139
                                                                   --------            ---------
     Net change in cash and cash equivalents................         (1,946)              (1,454)
Cash and cash equivalents, beginning of period..............          2,579                4,033
                                                                   --------            ---------
Cash and cash equivalents, end of period....................       $    633            $   2,579
                                                                   ========            =========
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
  Cash (received) paid during the period for income taxes...       $ (2,790)           $   2,625
                                                                   ========            =========

                See accompanying notes to financial statements.

                    PROVIDENTMUTUAL LIFE AND ANNUITY COMPANY
                                   OF AMERICA

                         NOTES TO FINANCIAL STATEMENTS

(1)  BACKGROUND

     Providentmutual Life and Annuity Company of America (the Company) is a stock life insurance company and a wholly-owned subsidiary of Provident Mutual Life Insurance Company (Provident Mutual).

     The Company sells certain variable annuity and traditional life insurance products principally through a personal producing general agency (PPGA) and a brokerage sales force. The Company also maintains blocks of individual variable and fixed annuities. The Company is licensed to operate in 49 states and the District of Columbia, each of which has regulatory oversight. Sales in 18 states accounted for 79% of the Company's sales for the nine months ended September 30, 2002. No single producer accounted for more than 1% of the Company's sales for the nine months ended September 30, 2002. For many of the life insurance and annuity products, the insurance departments of the states in which the Company conducts business must approve products and policy forms in advance of sales. In addition, selected benefit elements and policy provisions are determined by statutes and regulations in each of these states. As a result of the demutualization (see Note 13), the Company will no longer sell individual and variable annuity products as of October 1, 2002.

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

     The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP). Certain prior year amounts have been reclassified to conform to the current year presentation.

     The Company prepares financial statements for filing with regulatory authorities in conformity with the accounting practices prescribed or permitted by the Insurance Department of the State of Delaware (SAP). Practices under SAP vary from GAAP primarily with respect to the deferral and subsequent amortization of policy acquisition costs, the valuation of policy reserves, the accounting for deferred income taxes, the inclusion of statutory asset valuation and interest maintenance reserves and the establishment of certain investment valuation allowances.

     Amounts disclosed in the footnotes are denoted in thousands of dollars.

     Statutory net (loss) income was $(9,577) and $(4,212) for the nine months ended September 30, 2002 and the year ended December 31, 2001, respectively. Statutory surplus was $31,617 as of September 30, 2002.

     The preparation of the accompanying financial statements in conformity with GAAP required management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

     The most significant estimates include those used in determining deferred policy acquisition costs, valuation allowances for mortgage loans on real estate, impairment losses on other investments and Federal income taxes. Although some variability is inherent in these estimates, management believes the amounts provided are appropriate. The Company is subject to interest rate risk to the extent its investment portfolio cash flows are not matched to its insurance liabilities. Management believes it manages this risk through modeling of the cash flows under reasonable scenarios.

Invested Assets

     Fixed maturity securities (bonds) which may be sold are designated as "available for sale" and are reported at fair value. Unrealized appreciation/depreciation on these securities is recorded in accumulated other comprehensive income in equity, net of adjustments to deferred policy acquisition costs and deferred Federal income taxes. As part of the Company's adoption of Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities" on January 1, 2001, the Company reclassified its "held to maturity" portfolio as "available for sale".

     Equity securities (common stocks) are reported at fair value. Unrealized appreciation/depreciation on these securities is recorded in accumulated other comprehensive income in equity, net of adjustments to deferred policy acquisition costs and deferred Federal income taxes.

     Management regularly reviews its fixed maturity and equity securities portfolios to evaluate the necessity of recording impairment losses for other-than-temporary declines in the fair value of investments. A number of criteria are considered during this process including, but not limited to, the current fair value as compared to amortized cost or cost, as appropriate, of the security, the length of time the security's fair value has been below amortized cost or cost, and by how much, specific credit issues related to the issuer and current economic conditions. Fixed maturity and equity securities that have experienced an other-than-temporary decline in value are written down to fair value by a charge to realized losses. This fair value becomes the new cost basis of the particular security.

     Mortgage loans are carried at unpaid principal balances, less impairment reserves. For mortgage loans considered impaired, a specific reserve is established. A general reserve is also established for probable losses arising from the portfolio but not attributable to specific loans. Mortgage loans are considered impaired when it is probable that the Company will be unable to collect amounts due according to the contractual terms of the loan agreement. Upon impairment, a reserve is established for the difference between the unpaid principal of the mortgage loan and its fair value. Fair value is based on either the present value of expected future cash flows discounted at the mortgage loan's effective interest rate or the fair value of the underlying collateral. Changes in the reserve are credited (charged) to operations. Reserves totaled $806 at September 30, 2002.

     Policy loans are reported at unpaid principal balances.

     Foreclosed real estate is carried at the lower of cost or fair value (less costs to sell), less encumbrances.

     Other invested assets consist of limited partnerships and the Company's separate account seed money. The limited partnerships are carried on the equity method. The separate account seed money is carried at fair value.

     Cash and cash equivalents include cash and all highly liquid investments with a maturity of three months or less when purchased.

     For mortgage-backed securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions and the estimated economic life of the securities. When estimated prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments; any resulting adjustment is included in net investment income. Loans in foreclosure and loans considered impaired are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate is included in net investment income in the period received. All other investment income is recorded on the accrual basis.

Benefit Reserves and Policyholder Contract Deposits

  Variable Life and Investment-Type Products

     Variable life products are flexible premium variable universal life. Investment-type products consist primarily of single premium and flexible premium annuity contracts.

     Benefit reserves and policyholder contract deposits on these products are determined following the retrospective deposit method and consist of policy values that accrue to the benefit of the policyholder, before deduction of surrender charges.

  Traditional Life Insurance Products

     Traditional life insurance products include those contracts with fixed and guaranteed premiums and benefits, and consist principally of whole life and term insurance policies, limited-payment life insurance policies and certain annuities with life contingencies. Most traditional life insurance policies are participating. In addition to guaranteeing benefits, the policies provide for payment of dividends, as declared annually by the Company based on experience.

     Reserves on traditional life insurance products are calculated by using the net level premium method. For participating traditional life insurance policies, reserve assumptions are based on mortality rates consistent with those underlying the cash values and investment rates consistent with the Company's dividend practices. For most such policies, reserves are based on the 1958 or 1980 Commissioners' Standard Ordinary (CSO) mortality tables at interest rates ranging from 3.5% to 4.5%.

Premiums, Charges and Benefits

  Variable Life and Investment-Type Products

     Revenues for variable life and investment-type products consist of policy charges for the cost of insurance, policy initiation, administration and surrenders during the period. The timing of revenue recognition as it relates to charges assessed is determined based on the nature of such fees. Asset fees, cost of insurance and policy administration charges are assessed on a daily or monthly basis and recognized as revenue when assessed and earned. Surrender charges are recognized upon surrender of a contract in accordance with contractual terms. Premiums received and the accumulated value portion of benefits paid are excluded from the amounts reported in the statements of operations. Expenses include interest credited to account balances and benefit payments made in excess of policy account balances. Investment performance for variable life insurance policies and variable annuity contracts is credited to the account balance based on the investment performance of separate accounts chosen by the policyholder/contractowner. For other policies, the account balances were credited interest at rates that ranged from 3.0% to 10.0% for the 2002 period.

  Traditional Life Insurance

     Premiums for individual life policies are recognized when due.

     Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs. Benefit claims (including an estimated provision for claims incurred but not reported), benefit reserve changes, and expenses (except acquisition costs deferred) are charged to income as incurred.

Deferred Policy Acquisition Costs

     The costs of acquiring business that vary with and are directly related to the production of new business have been deferred to the extent deemed recoverable. Such costs include commissions and certain costs of underwriting, policy issue and marketing.

     Deferred policy acquisition costs on traditional participating life insurance policies are amortized in proportion to the present value of expected gross margins. Gross margins include margins from mortality, investments and expenses, net of policyholder dividends. Expected gross margins are redetermined regularly, based on actual experience and current assumptions of mortality, persistency, expenses, and investment experience. The average expected investment yields, before realized capital gains and losses, in the calculation of expected gross margins is 7.8%. Deferred policy acquisition costs on traditional non-participating life insurance policies are amortized in proportion to the expected premium revenue.

     Deferred policy acquisition costs for variable life and investment-type products are amortized in relation to the incidence of expected gross profits, including realized investment gains and losses, over the expected lives of the policies. Financial market growth rates anticipated in the calculation of expected gross profits are based on a long-term mean currently estimated at 8.3%. The Company's most recent and prospective five-year average growth rate is 8.3%.

     Deferred policy acquisition costs are subject to recoverability testing at the time of policy issuance and loss recognition testing at the end of each accounting period. The effect on the amortization of deferred policy acquisition costs of revisions in estimated experience is reflected in earnings in the period such estimates are revised. In addition, the effect on the deferred policy acquisition cost asset that would result from the realization of unrealized gains and losses is recognized through an offset to accumulated other comprehensive income as of the balance sheet date.

Capital Gains and Losses

     Realized capital gains and losses on sales of investments are based upon specific identification of the investments sold. A realized capital loss is recorded at the time a decline in the value of an investment is determined to be other-than-temporary.

Policyholder Dividends

     Annually, the Board of Directors declares the amount of dividends to be paid to participating policyholders in the following calendar year. Dividends are earned by the policyholders ratably over the policy year. Dividends are included in the accompanying financial statements as a liability and as a charge to operations. Participating life insurance in force was 8% of face value of total life insurance in force at September 30, 2002.

Reinsurance

     Premiums, benefits and expenses are recorded net of experience refunds, reserve adjustments and amounts assumed from or ceded to reinsurers, including commission and expense allowances. Assets and liabilities related to reinsurance are reported on a gross basis.

Separate Accounts

     Separate account assets and liabilities reflect segregated funds administered and invested by the Company for the benefit of variable annuity contractowners and variable life insurance policyholders.

     The contractowners/policyholders bear the investment risk on separate account assets except in instances where the Company guarantees a fixed return and on the Company's seed money. The separate account assets are carried at fair value. The activity of the separate accounts is not reflected in the statements of operations and cash flows except for the fees the Company receives.

Federal Income Taxes

     The Company is included in a consolidated Federal income tax return with Provident Mutual. The tax liability is accrued on a separate company basis, adjusted for an allocation of an equity tax from Provident Mutual. The Company provides for Federal income taxes based on amounts the Company believes it will ultimately owe. Inherent in the provision for Federal income taxes are estimates regarding the deductibility of certain expenses and the realization of certain tax credits. In the event the ultimate deductibility of certain expenses or the realization of certain tax credits differ from estimates, the Company may be required to significantly change the provision for Federal income taxes recorded in the financial statements.

     The Company utilizes the asset and liability method of accounting for income tax. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when necessary to reduce the deferred tax assets to the amounts expected to be realized.

New Accounting Pronouncements

     In November 2002, the Financial Accounting Standards Board (FASB) issued Interpretation No. 45, "Guarantor's Accounting and Disclosure Requirements for Guarantees -- an interpretation of FASB Statements No. 5, 57, and 107 and rescission of FASB Interpretation No. 34" (FIN 45). FIN 45 requires a guarantor to provide more detailed interim and annual financial statement disclosures about obligations under certain guarantees it has issued. It also requires a guarantor to recognize, at the inception of new guarantees issued or modified after December 31, 2002, a liability for the fair value of the obligation undertaken in issuing the guarantee. Although superceded by FIN 45, the guidance provided in FASB Interpretation No. 34, "Disclosure of Indirect Guarantees of Indebtedness of Others" has been incorporated into FIN 45 without change. The adoption of FIN 45 on January 1, 2003 is not expected to have a material impact on the financial position or results of operations of the Company.

     In June 2002, the FASB issued Statement of Financial Accounting Standards
(SFAS) No. 146, "Accounting for Costs Associated with Exit or Disposal Activities" (SFAS 146). SFAS 146 is effective for exit or disposal activities that are initiated after December 31, 2002. Adoption of SFAS 146 is not expected to have a material impact on the financial position or results of operations of the Company.

     In April 2002, the FASB issued SFAS No. 145, "Rescission of FASB Statements Nos. 4, 44 and 64, Amendment of FASB Statement No. 13 and Technical Corrections" (SFAS 145). SFAS 145 was effective for fiscal years beginning after May 15, 2002. The Company adopted SFAS 145 on April 1, 2002. The adoption of SFAS 145 did not have any impact on the financial position or results of operations of the Company.

     In October 2001, the FASB issued SFAS No. 144, "Accounting for Impairment or Disposal of Long-Lived Assets" (SFAS 144). SFAS 144 supersedes SFAS No. 121, "Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets to be Disposed of" (SFAS 121), and APB Opinion No. 30, "Reporting the Results of Operations -- Reporting the Effects of Disposal of a Segment of a Business, and Extraordinary, Unusual and Infrequently Occurring Events and Transactions" (APB
30). SFAS 144 carries forward many of the provisions of SFAS 121 and APB 30 for recognition and measurement of the impairment of long-lived assets to be held and used, and measurement of long-lived assets to be disposed of by sale. Under SFAS 144, if a long-lived asset is part of a group that includes other assets and liabilities, then the provisions of SFAS 144 apply to the entire group. In addition, SFAS 144 does not apply to goodwill and other intangible assets that are not amortized. The Company adopted SFAS 144 on January 1, 2002. The adoption of SFAS 144 did not have a material impact on the financial position and results of operations of the Company.

     In July 2001, the FASB issued SFAS No. 142, "Goodwill and Other Intangible Assets" (SFAS 142). SFAS 142 applies to all acquired intangible assets whether acquired singularly, as part of a group, or in a business combination. SFAS 142 supersedes APB Opinion No. 17, "Intangible Assets" (APB 17) and carries forward provisions in APB 17 related to internally developed intangible assets. SFAS 142 changes the accounting for goodwill and intangible assets with indefinite lives from an amortization method to an impairment-only approach. The Company adopted SFAS 142 on January 1, 2002. The adoption of SFAS 142 did not have any impact on the financial position or results of operations of the Company.

     In July 2001, the FASB issued SFAS No. 141, "Business Combinations" (SFAS
141). SFAS 141 requires that the purchase method of accounting be used for all business combinations initiated after June 30, 2001. The use of the pooling-of-interests method has been prohibited.

     In June 1998, the FASB issued SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities" (SFAS 133). SFAS 133 requires that all derivatives be recorded at fair value in the balance sheet as either assets or liabilities. The accounting for changes in the fair value of a derivative depends on its intended use and its resulting designation. This Statement is effective for fiscal years beginning after June 15, 1999. In June 1999, the FASB issued SFAS No. 137, "Accounting for Derivative Instruments and Hedging Activities -- Deferral of the Effective Date of SFAS No. 133", which changed the effective date of SFAS No. 133 to fiscal years beginning after June 15, 2000. In June 2000, the FASB issued SFAS No. 138 "Accounting for Certain Derivative Instruments and Certain Hedging Activities", which amended the accounting and reporting standards of SFAS No. 133 for certain derivative instruments and certain hedging activities effective for fiscal years beginning after June 15, 2000. There was no impact as a result of the adoption of SFAS 133 on the financial statements other than reclassification of securities from "held to maturity" to "available for sale".

     In November 1999, the Emerging Issues Task Force (EITF) issued EITF Issue No. 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets" (EITF 99-20). The Company adopted EITF 99-20 on January 1, 2001. EITF 99-20 establishes the method of recognizing interest income and impairment on asset-backed investment securities. EITF 99-20 requires the Company to update the estimate of cash flows over the life of certain retained beneficial interests in securitization transactions and purchased beneficial interests in securitized financial assets. Pursuant to EITF 99-20, based on current information and events, if the Company estimates that the fair value of its beneficial interests is not greater than or equal to its carrying value and if there has been a decrease in the estimated cash flows since the last revised estimate, considering both timing and amount, then an other-than-temporary impairment should be recognized. Adoption of EITF 99-20 did not have a material effect on the Company.

(3)  FAIR VALUE OF FINANCIAL INSTRUMENTS

     The following table presents the fair values and carrying values of the Company's financial instruments at September 30, 2002:

                                                               SEPTEMBER 30, 2002
                                                              ---------------------
                                                                           CARRYING
                                                              FAIR VALUE    VALUE
                                                              ----------   --------
ASSETS
Investments available for sale:
  Fixed maturity securities.................................   $348,611    $348,611
  Equity securities.........................................   $    500    $    500
Mortgage loans..............................................   $ 61,145    $ 55,329
LIABILITIES FOR INVESTMENT-TYPE INSURANCE CONTRACTS
Supplementary contracts without life contingencies..........   $  7,905    $  7,501
Individual annuities........................................   $888,524    $903,163

     The underlying investment risk of the Company's variable life insurance policies and variable annuity contracts is assumed by the policyholders/contractowners. These reserve liabilities are primarily reported in the separate accounts. The liabilities in the separate accounts are recorded at amounts equal to the related assets at fair value.

     Fair values for the Company's insurance contracts other than investment-type contracts are not required to be disclosed under SFAS No. 107, "Disclosures about Fair Value of Financial Instruments." However, the estimated fair value and future cash flows of liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts. The estimated fair value of all assets without a corresponding revaluation of all liabilities associated with insurance contracts can be misinterpreted.

     The following notes summarize the major methods and assumptions used in estimating the fair values of financial instruments:

Investment Securities

     Bonds and common stocks are valued based upon quoted market prices, where available. If quoted market prices are not available, as in the case of private placements, fair values are based on quoted market prices of comparable instruments (see Note 4).

Mortgage Loans

     Mortgage loans are valued using discounted cash flow analyses, using interest rates currently being offered for loans with similar terms to borrowers of similar credit quality. For mortgage loans classified as nonperforming, the fair value was set equal to the lesser of the unpaid principal balance or the fair value of the underlying property.

Policy Loans

     Policy loans are issued with either fixed or variable interest rates, depending upon the terms of the policies. For those loans with fixed interest rates, the interest rates range from 5% to 8%. For loans with variable interest rates, the interest rates are primarily adjusted quarterly based upon changes in a corporate bond index. Future cash flows of policy loans are uncertain and difficult to predict. As a result, management deems it impractical to calculate the fair value of policy loans.

Individual Annuities and Supplementary Contracts

     The fair value of individual annuities and supplementary contracts without life contingencies is based primarily on surrender values. For those individual annuities and supplementary contracts that are not surrenderable, discounted future cash flows are used for calculating fair value.

Policyholder Dividends and Accumulations

     The policyholder dividend and accumulation liabilities will ultimately be settled in cash, applied toward the payment of premiums, or left on deposit with the Company at interest. Management deems it impractical to calculate the fair value of these liabilities due to valuation difficulties involving the uncertainties of final settlement.

4. INVESTMENTS

     The amortized cost, gross unrealized gains, gross unrealized losses and estimated fair value of investments in fixed maturity securities and equity securities as of September 30, 2002 are as follows:

                                                                    SEPTEMBER 30, 2002
                                                     ------------------------------------------------
                                                                   GROSS        GROSS
                                                     AMORTIZED   UNREALIZED   UNREALIZED   ESTIMATED
AVAILABLE FOR SALE                                     COST        GAINS        LOSSES     FAIR VALUE
------------------                                   ---------   ----------   ----------   ----------
U.S. Treasury securities and obligations of U.S.
  government corporations and agencies.............  $  5,765     $   977       $   --      $  6,742
Obligations of states and political subdivisions...       537          44           --           581
Corporate securities...............................   310,807      16,157        5,905       321,059
Mortgage-backed securities.........................    19,530         699           --        20,229
                                                     --------     -------       ------      --------
  Subtotal -- fixed maturities.....................   336,639      17,877        5,905       348,611
Equity securities..................................       176         324           --           500
                                                     --------     -------       ------      --------
  Total............................................  $336,815     $18,201       $5,905      $349,111
                                                     ========     =======       ======      ========

     The amortized cost and estimated fair value of fixed maturity securities at September 30, 2002, by contractual maturity, are as follows:

                                                              AMORTIZED   ESTIMATED
AVAILABLE FOR SALE                                              COST      FAIR VALUE
------------------                                            ---------   ----------
Due in one year or less.....................................  $ 63,612     $ 63,454
Due after one year through five years.......................   138,074      142,004
Due after five years through ten years......................    75,592       80,565
Due after ten years.........................................    59,361       62,588
                                                              --------     --------
     Total..................................................  $336,639     $348,611
                                                              ========     ========

     Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. Mortgage-backed securities are included based on their contractual maturity.

     Realized (losses) gains on investments for the nine months ended September 30, 2002 and year ended December 31, 2001 are summarized as follows:

                                                                2002      2001
                                                              --------   -------
Fixed maturities............................................  $(10,456)  $(3,565)
Equity securities...........................................        --        (2)
Real estate.................................................      (284)       (5)
Mortgage loans..............................................        38        --
Other invested assets.......................................    (1,302)       --
                                                              --------   -------
                                                              $(12,004)  $(3,572)
                                                              ========   =======

     Realized losses due to other-than-temporary declines of fair value on fixed maturities were $9,715 for the nine months ended September 30, 2002 and $3,965 for the year ended December 31, 2001.

     Proceeds from the sale of securities available for sale during the nine months ended September 30, 2002 and the twelve months ended December 31, 2001 were $8,810 and $36,518, respectively. Gross gains of $328 and $1,066 were realized on sales of fixed maturities in the nine months ended September 30, 2002 and the year ended December 31, 2001, respectively.

     Net unrealized (depreciation) appreciation on available for sale securities as of September 30, 2002 is summarized as follows:

                                                               2002
                                                              -------
Net unrealized appreciation (depreciation):
  Fixed maturities..........................................  $11,972
  Equities..................................................      324
  Separate account seed money...............................   (1,190)
                                                              -------
                                                               11,106
     Adjustment to deferred policy acquisition costs........   (5,375)
     Adjustment to future policyholder benefits.............   (1,526)
     Deferred Federal income taxes..........................   (1,471)
                                                              -------
Net unrealized appreciation (depreciation)..................  $ 2,734
                                                              =======

     Net investment income, by type of investment, is as follows for the nine months ended September 30, 2002 and the year ended December 31, 2001:

                                                               2002      2001
                                                              -------   -------
Gross investment income:
Fixed maturities:
  Available for sale........................................  $17,674   $24,229
Equity securities...........................................       --         1
Mortgage loans..............................................    3,593     4,964
Real estate.................................................       --        97
Policy loans................................................      567       765
Cash and cash equivalents...................................      138       427
Other, net..................................................       (4)      459
                                                              -------   -------
                                                               21,968    30,942
Less investment expenses....................................     (618)   (1,297)
                                                              -------   -------
Net investment income.......................................  $21,350   $29,645
                                                              =======   =======

     There were $6,695 of fixed maturity securities as of September 30, 2002 that were on deposit with various regulatory agencies as required by law.

(5)  MORTGAGE LOANS

     The carrying value of impaired loans at September 30, 2002 was $694, which was net of reserves of $16. A reconciliation of the reserve balance, including general reserves, for mortgage loans for the nine months ended September 30, 2002 and the year ended December 31, 2001 is as follows:

                                                              2002   2001
                                                              ----   ----
Balance at January 1........................................  $845   $740
Provision, net of recoveries................................   (39)   105
                                                              ----   ----
Balance at end of period....................................  $806   $845
                                                              ====   ====

     The average recorded investment in impaired loans was $470 as of September 30, 2002. Interest income recognized on impaired loans during the nine months ended September 30, 2002 and the year ended December 2001 was $46 and $41, respectively. All interest income on impaired loans was recognized on the cash basis.

(6)  REAL ESTATE

     Real estate totaled $372 as of September 30, 2002. There was no depreciation expense for the nine months ended September 30, 2002 and the year ended December 31, 2001. Fair value writedowns were $284 and $0 in 2002 and 2001, respectively.

(7)  DEFERRED POLICY ACQUISITION COSTS

     A reconciliation of the deferred policy acquisition cost (DAC) asset for the nine months ended September 30, 2002 and the year ended December 31, 2001 is as follows:

                                                                2002       2001
                                                              --------   --------
Balance at January 1,.......................................  $149,500   $139,063
Expenses deferred...........................................    12,778     30,436
Amortization of DAC.........................................   (20,707)   (15,335)
Effect on DAC from unrealized (gains) losses................    (6,014)    (4,664)
                                                              --------   --------
Balance at end of period....................................  $135,557   $149,500
                                                              ========   ========

     As part of its DAC unlocking, the Company uses a mean reversion process in the determination of the short-term growth rates for the separate account assets supporting its variable products. Due to the sustained downturn in the equity markets and our perception that the public's confidence in the equity markets has decreased, we no longer believe that it is prudent to assume our separate account assets will grow in the short-term at a rate that is in excess of our long-term growth assumption. Accordingly, the Company unlocked its DAC assumptions for individual variable life and reduced the DAC asset to the amount calculated using the revised assumptions. Because the Company unlocked the net separate account growth rate assumption for individual variable life for the reversion period, the Company unlocked that assumption for all variable products to be consistent across product lines.

     In the third quarter of 2002, the Company recorded an acceleration of DAC amortization totaling $10.7 million, before tax, or $7.0 million, net of $3.7 million of Federal income tax benefit, which has been reported in the following segments in the amounts indicated, net of tax: Insurance Protection -- $1.3 million and Asset Accumulation -- $5.7 million. The acceleration of DAC amortization was the result of unlocking certain assumptions underlying the calculation of DAC for investment products and variable life insurance products. The most significant assumption changes were the resetting of the Company's assumption for separate account net growth to a long-term growth rate for all future years that reflected our current mix of assets and current estimates of the associated growth rates net of charges by the fund managers. These adjustments were primarily driven by the sustained downturn in the equity markets. In addition, we reflected new, lower mortality assumptions for the variable life insurance business, which tempered the effect of changing the long-term growth rates.

(8)  FEDERAL INCOME TAXES

     The provision for Federal income taxes from operations differs from the normal relationship of Federal income tax to pretax (loss) income as follows:

                                                         NINE MONTHS
                                                            ENDED             YEAR ENDED
                                                      SEPTEMBER 30, 2002   DECEMBER 31, 2001
                                                      ------------------   -----------------
Federal income tax at statutory rate of 35%.........       $(3,632)             $ 5,172
  Current year equity tax...........................            --                  287
  True down of prior years' equity tax..............          (751)                (585)
  Dividend received deduction.......................          (638)              (1,735)
  Other.............................................            --                  (90)
                                                           -------              -------
(Benefit) provision for Federal income tax from
  operations........................................       $(5,021)             $ 3,049
                                                           =======              =======

     Components of the Company's net deferred income tax liability are as follows at September 30, 2002:

                                                               2002
                                                              -------
DEFERRED TAX LIABILITY
Deferred policy acquisition costs...........................  $39,179
Net unrealized gain on available for sale securities........    4,304
Other.......................................................    1,032
                                                              -------
  Total deferred tax liability..............................   44,515
                                                              -------
DEFERRED TAX ASSET
Reserves....................................................   29,076
Invested assets.............................................    6,900
Policyholder dividends......................................      242
                                                              -------
  Total deferred tax asset..................................   36,218
                                                              -------
Net deferred tax liability..................................  $ 8,297
                                                              =======

     In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Future taxable amounts or recovery of Federal income tax paid within the statutory carryback period can offset nearly all future deductible amounts. Upon review of the deferred tax assets, no valuation allowance was established in 2002.

     Under current tax law, stock life insurance companies are taxed at current rates on distributions from the special surplus account for the benefit of policyholders designated "Policyholder Surplus" (the Account). The Tax Reform Act of 1984 eliminated further additions to the Account after December 31, 1983. The aggregate accumulation at December 31, 1983 was $2,037. The Company has no present plans to make any distributions that would subject the Account to current taxation.

     The Company's Federal income tax returns have been audited through 1995. All years through 1985 are closed. Years 1986 through 1995 have been audited and are closed with the exception of several issues for which claims for refund have been filed. Years 1996 and subsequent remain open. In the opinion of management, adequate provision has been made for the possible effect of potential assessments related to prior years' taxes.

(9) REINSURANCE

     In the normal course of business, the Company assumes risks from and cedes certain parts of its risks to other insurance companies. The primary purpose of ceded reinsurance is to limit losses from large exposures. For life insurance, the Company retains no more than $1,500 on any single life.

     Reinsurance contracts do not relieve the Company of its obligations to policyholders. To the extent that reinsuring companies are later unable to meet obligations under reinsurance agreements, the Company would be liable for these obligations. The Company evaluates the financial condition of its reinsurers and limits its exposure to any one reinsurer.

     The tables below highlight the amounts shown in the accompanying financial statements, which are net of reinsurance activity:

                                                              CEDED TO     ASSUMED
                                                  GROSS        OTHER      FROM OTHER      NET
                                                  AMOUNT     COMPANIES    COMPANIES      AMOUNT
                                                ----------   ----------   ----------   ----------
SEPTEMBER 30, 2002:
Life insurance in force.......................  $4,901,151   $3,008,735    $11,211     $1,903,627
                                                ==========   ==========    =======     ==========
Premiums......................................  $    7,732   $    1,322    $   126     $    6,536
                                                ==========   ==========    =======     ==========
Future policyholder benefits..................  $  461,004   $    5,537    $ 1,110     $  456,577
                                                ==========   ==========    =======     ==========
DECEMBER 31, 2001:
Life insurance in force.......................  $4,659,781   $3,611,320    $12,581     $1,061,042
                                                ==========   ==========    =======     ==========
Premiums......................................  $   14,596   $    3,502    $    49     $   11,143
                                                ==========   ==========    =======     ==========
Future policyholder benefits..................  $  476,104   $    6,492    $ 1,307     $  470,919
                                                ==========   ==========    =======     ==========

     A coinsurance agreement exists between Provident Mutual and the Company with respect to annuities. Prior to 1992, the agreement covered single premium deferred annuities (SPDA) issued after 1984. The agreement was amended in 1992 to include single premium immediate annuities and supplementary contracts. Pursuant to this agreement, the Company has no reinsurance recoverables at September 30, 2002. Deposits ceded for the nine months ended September 30, 2002 were $85.

     Approximately $2,829,112 of the Company's life insurance in force is ceded to Provident Mutual under two reinsurance agreements and a modified coinsurance agreement at September 30, 2002. Premiums and deposits ceded were $2,500 and $1,715 for the nine months ended September 30, 2002 and the year ended December 31, 2001, respectively. Reinsurance recoverables at September 30, 2002 were $208.

(10) RELATED PARTY TRANSACTIONS

     Provident Mutual and its subsidiaries provide certain investment and administrative services to the Company. Generally, fees for these services are based on an allocation of costs upon either a specific identification basis or a proportional cost allocation basis which management believes to be reasonable. These costs include direct salaries and related benefits, including pension and other postretirement benefits as well as overhead costs. These costs were $10,466 and $17,602 for the nine months ended September 30, 2002 and the year ended December 31, 2001, respectively.

     The contractual obligations under the Company's SPDA contracts in force and issued before September 1, 1988 are guaranteed by Provident Mutual. Total SPDA contracts affected by this guarantee in force at September 30, 2002 approximated $56,480.

11. COMMITMENTS AND CONTINGENCIES

Financial Instruments With Off-Balance-Sheet Risk

     The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business to meet the financing needs of its borrowers and to reduce its own exposure to fluctuations in interest rates. These financial instruments include investment commitments related to its interests in mortgage loans, marketable securities lending and interest rate futures contracts. Those instruments involve, to varying degrees, elements of credit and interest rate risk in excess of the amount recognized in the accompanying balance sheets.

     At September 30, 2002, the Company had outstanding limited partnership commitments of approximately $588. The Company had no outstanding mortgage loan commitments as of September 30, 2002.

     Periodically, the Company enters securities lending agreements to earn additional investment income on its securities. The borrower must provide cash collateral prior to or at the inception of the loan. There were no securities lending positions at September 30, 2002.

Investment Portfolio Credit Risk

  Bonds

     The Company's bond investment portfolio is predominately comprised of investment grade securities. At September 30, 2002, carrying value of approximately $37,562, in debt security investments (10.7% of the total debt security portfolio) were considered "below investment grade." Securities are classified as "below investment grade" primarily by utilizing rating criteria established by independent bond rating agencies.

     Debt security investments with a carrying value at September 30, 2002 of $2,311 were non-income producing for the nine months ended September 30, 2002. Foregone interest related to non-income producing debt security investments totaled $495 and $486 for the for the nine months ended September 30, 2002 and the year ended December 31, 2001, respectively.

     The Company's debt security investments did not exceed 8% of total assets in any industry at September 30, 2002.

  Mortgage Loans

     The Company originates mortgage loans either directly or through mortgage correspondents and brokers throughout the country. Loans are primarily related to underlying real property investments in office and apartment buildings and retail/commercial and industrial facilities. Mortgage loans are collateralized by the related properties and such collateral generally approximates a minimum 133% of the original loan value at the time the loan is made.

     At September 30, 2002, there were no delinquent mortgage loans (i.e., a loan where payments on principal and/or interest are over 90 days past due). Foregone interest related to loans in default totaled $25 and $2 for the nine months ended September 30, 2002 and the year ended December 31, 2001, respectively.

     The Company had no loans in any state where principal balances in the aggregate exceeded 20% of the Company's equity.

Risk-Based Capital

     The State of Delaware, where the Company is domiciled, imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of the Company's insurance regulatory total adjusted capital, as defined by the NAIC, to its authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. The Company exceeds the minimum risk-based capital requirements for the periods presented herein.

     Insurance laws in each state of domicile limit the payment of dividends in excess of specified amounts without prior regulatory approval.

Litigation and Unasserted Claims

     Insurance companies are subject to assessments, up to statutory limits, by state guaranty funds for losses of policyholders of insolvent insurance companies. In the opinion of management, these assessments will not have a material adverse effect on the Company's financial position or its results of operations.

     Various litigation, claims and assessments against the Company, in addition to those discussed above and those otherwise provided for in the Company's financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, employer, investor, investment advisor and taxpayer. Further, state insurance regulatory authorities and other Federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations. While it is not feasible to predict or determine the ultimate outcome of all pending investigations and legal proceedings or provide reasonable ranges of potential losses, it is the opinion of the Company's management that their outcomes will not have a material adverse effect on the Company's financial position or its results of operations.

(12)  COMPREHENSIVE INCOME

     The components of other comprehensive income are as follows:

                                                    BEFORE TAX   TAX (EXPENSE)   NET OF TAX
                                                      AMOUNT        BENEFIT        AMOUNT
                                                    ----------   -------------   ----------
Nine Months Ended September 30, 2002
  Net unrealized (depreciation) appreciation on
     securities available for sale, DAC and
     reserves.....................................   $(5,926)       $ 2,074       $(3,852)
     Less: reclassification adjustment for losses
       realized in net income (loss)..............    12,004         (4,201)        7,803
                                                     -------        -------       -------
  Net change in unrealized (depreciation)
     appreciation on securities available for
     sale, net of shadow DAC and reserves.........   $ 6,078        $(2,127)      $ 3,951
                                                     =======        =======       =======
Year Ended December 31, 2001
  Net unrealized (depreciation) appreciation on
     securities available for sale and DAC........   $   (64)       $    23       $   (41)
     Less: reclassification adjustment for losses
       realized in net income.....................     3,572         (1,250)        2,322
                                                     -------        -------       -------
  Net change in unrealized (depreciation)
     appreciation on securities available for
     sale, net of shadow DAC......................   $ 3,508        $(1,227)      $ 2,281
                                                     =======        =======       =======

(13)  SUBSEQUENT EVENT -- SPONSORED DEMUTUALIZATION

     On October 1, 2002, pursuant to a sponsored demutualization, through a series of transactions described below, Provident Mutual became a wholly-owned subsidiary of Nationwide Financial Services, Inc. (Nationwide Financial) and changed its name to Nationwide Life Insurance Company of America (NLICA). Simultaneously, the Company changed its name to Nationwide Life and Annuity Company of America.

     The sponsored demutualization involved a two-step process whereby Provident Mutual first converted from a mutual life insurance company into a stock insurance company, NLICA, in a process known as a demutualization and then Eagle Acquisition Corporation, a wholly-owned subsidiary of Nationwide Financial formed solely for the purposes of this transaction, merged with and into NLICA, with NLICA surviving as a wholly-owned subsidiary of Nationwide Financial. The demutualization was completed in accordance with Provident Mutual's Plan of Conversion, which was approved by the Insurance Commissioner of the Commonwealth of Pennsylvania on July 31, 2002, pursuant to the Pennsylvania Mutual-to-Stock Conversion Act.

     On the date of the transaction, policyholder membership interests in Provident Mutual were extinguished and eligible policyholders collectively received 31.8 million shares of Nationwide Financial Class A common stock, cash totaling $223.5 million, and increases in their policy values in the form of policy credits totaling $48.0 million. Provident Mutual funded approximately $62.3 million of the aggregate purchase price in the form of cash and policy credits.

                                                      PART C
                                                 OTHER INFORMATION

Item 24.  Financial Statements and Exhibits


(a)  Financial Statements


     All required financial statements are included in Part A and Part B of this Registration Statement.

(b)  Exhibits


          (1) Resolution of the Board of Directors of Providentmutual Life and Annuity Company of America authorizing establishment of the Providentmutual Variable Annuity Separate Account dated November 20, 1991. Incorporated herein by reference to post-effective amendment No. 8 to this Registration Statement filed on April 25, 2000, File No. 33-65512.

          (2)  Not applicable.

          (3)  Form of  Underwriting  Agreement among  Providentmutual  Life and
               Annuity Company of America, PML Securities, Inc. and the Providentmutual Variable Annuity Separate Account. Incorporated herein by reference to post-effective amendment No. 5, filed on May 1, 1998, File No. 33-65512. Form of Selling Agreement between PML Securities, Inc. and Sentinel Financial Services Company. Incorporated herein by reference to post-effective amendment No. 5, filed on May 1, 1998, File No. 33-65512.


          (4) Form of variable annuity contract and riders. Incorporated herein by reference to post-effective amendment No. 5, filed on May 1, 1998, File No. 33-65512.

          (5)  Form  of  application.   Incorporated   herein  by  reference  to
               post-effective amendment No. 5, filed on May 1, 1998, File No. 33-65512.

          (6) Restated Certificate of Incorporation of Providentmutual Life and Annuity Company of America. Incorporated herein by reference to post-effective amendment No. 5, filed on May 1, 1998, File No. 33-65512. By-Laws of Providentmutual Life and Annuity Company of America. Incorporated herein by reference to post-effective amendment No. 5, filed on May 1, 1998, File No. 33-65512. Charter of Nationwide Life Insurance Company of America. Incorporated herein by reference to pre-effective amendment No. 1 to the Form N-6 registration statement, filed on December 16, 2002, File No. 333-98631.


          (7)  Not applicable.

          (8)  Not applicable.

          (9) Opinion and Consent of James Bernstein, Esquire. Incorporated herein by reference to post-effective amendment No. 9 to this Registration Statement filed on April 26, 2001, File No. 33-65512.


          (10) Not applicable.


          (11) Not applicable.

          (12) Not applicable.

Item 25. Directors and Officers of the Depositor


     W. G. Jurgensen, Chairperson of the Board and Chief Executive Officer* Joseph J. Gasper, Vice Chairperson of the Board* Gary D. McMahan, Director, President and Chief Operating Officer** Patricia R. Hatler, Executive Vice President, General Counsel and Assistant Secretary*
     Terri L. Hill, Executive Vice President*
     Robert A. Rosholt, Director and Executive Vice President-
        Chief Investment Officer*
     James D. Benson, Senior Vice President and Treasurer
     Peter D. Cuozzo, Senior Vice President**
     Brian W. Nocco, Senior Vice President and Assistant Treasurer*
     Denise Sortino, Senior Vice President**
     Mark R. Thresher, Director, Senior Vice President and Assistant Treasurer* Richard A. Karas, Director*


     Principal business address is 1000 Chesterbrook Boulevard, Berwyn, PA 19312-1181 unless otherwise noted.
     *Principal business address is One Nationwide Plaza, Columbus, OH 43215. **Principal business address is 300 Continental Drive, Newark, DE 19713.

Item 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.
               * Subsidiaries for which separate financial statements are filed ** Subsidiaries included in the respective consolidated financial statements
             *** Subsidiaries included in the respective group financial statements filed for unconsolidated subsidiaries
            ****  Other subsidiaries




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                                         STATE/COUNTRY OF       NO. VOTING                       PRINCIPAL BUSINESS
               COMPANY                     ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  1717 Advisory Services, Inc.          Pennsylvania                            The company is inactive and formerly registered as
                                                                                an investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
  1717 Brokerage Services, Inc.         Pennsylvania                            This company is registered as a broker-dealer.
------------------------------------------------------------------------------------------------------------------------------------
  1717 Capital Management Company       Pennsylvania                            The company is registered as a broker-dealer and
                                                                                investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
  1717 Insurance Agency of              Massachusetts                           Established to grant proper licensing to former
  Massachusetts, Inc.                                                           Provident Mutual Companies in Massachusetts.
------------------------------------------------------------------------------------------------------------------------------------
  1717 Insurance Agency of Texas, Inc.  Texas                                   Established to grant proper licensing to former
                                                                                Provident Mutual Companies in Texas.
------------------------------------------------------------------------------------------------------------------------------------
  401(k) Companies, Inc. (The)          Texas                                   This company acts as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  401(k) Company (The)                  Texas                                   The company is a third-party administrator providing
                                                                                record keeping services for 401(k) plans.
------------------------------------------------------------------------------------------------------------------------------------
  401(k) Investment Advisors, Inc.      Texas                                   The company is an investment advisor registered with
                                                                                the Securities and Exchange Commission.
------------------------------------------------------------------------------------------------------------------------------------
  401(k) Investment Services, Inc.      Texas                                   The company is a broker-dealer registered with the
                                                                                National Association of Securities Dealers, Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Affiliate Agency, Inc.                Delaware                                The company is an insurance agency marketing life
                                                                                insurance and annuity products through financial
                                                                                institutions.
------------------------------------------------------------------------------------------------------------------------------------
  Affiliate Agency of Ohio, Inc.        Ohio                                    The company is an insurance agency marketing life
                                                                                insurance and annuity products through financial
                                                                                institutions.
------------------------------------------------------------------------------------------------------------------------------------
  AGMC Reinsurance Ltd.                 Turks & Caicos                          The company is in the business of reinsurance of
                                        Islands                                 mortgage guaranty risks.
------------------------------------------------------------------------------------------------------------------------------------
  AID Finance Services, Inc.            Iowa                                    The company operates as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  ALLIED Document Solutions, Inc.       Iowa                                    The company provides general printing services to
                                                                                its affiliated companies as well as to unaffiliated
                                                                                companies.
------------------------------------------------------------------------------------------------------------------------------------
  ALLIED General Agency Company         Iowa                                    The company acts as a general agent and surplus
                                                                                lines broker for property and casualty insurance
                                                                                products.
------------------------------------------------------------------------------------------------------------------------------------
  ALLIED Group Insurance Marketing      Iowa                                    The company engages in the direct marketing of
  Company                                                                       property and casualty insurance products.
------------------------------------------------------------------------------------------------------------------------------------
  ALLIED Group, Inc.                    Iowa                                    The company is a property and casualty insurance
                                                                                holding company.
------------------------------------------------------------------------------------------------------------------------------------
  ALLIED Property and Casualty          Iowa                                    The company underwrites general property and
  Insurance Company                                                             casualty insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Allied Texas Agency, Inc.             Texas                                   The company acts as a managing general agent to
                                                                                place personal and commercial automobile insurance
                                                                                with Colonial County Mutual Insurance Company for
                                                                                the independent agency companies.
------------------------------------------------------------------------------------------------------------------------------------
  Allnations, Inc.                      Ohio                                    The company engages in promoting, extending, and
                                                                                strengthening cooperative insurance organizations
                                                                                throughout the world.
------------------------------------------------------------------------------------------------------------------------------------
  AMCO Insurance Company                Iowa                                    The company underwrites general property and
                                                                                casualty insurance.
------------------------------------------------------------------------------------------------------------------------------------



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                                         STATE/COUNTRY OF       NO. VOTING                       PRINCIPAL BUSINESS
               COMPANY                     ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  AMH Investments                       England and Wales                       The company provides benefits to a number of
                                                                                associates.
------------------------------------------------------------------------------------------------------------------------------------
  American Marine Underwriters, Inc.    Florida                                 The company is an underwriting manager for ocean
                                                                                cargo and hull insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Asset Management Holdings, plc        England and Wales                       The company is a holding company of a group engaged
                                                                                in the management of pension fund assets, unit
                                                                                trusts and other collective investment schemes,
                                                                                investment trusts and portfolios for corporate
                                                                                clients.
------------------------------------------------------------------------------------------------------------------------------------
  Audenstar Limited                     United Kingdom                          The company is an investment holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Cal-Ag Insurance Services, Inc.       California                              The company is a small captive insurance brokerage
                                                                                firm serving principally, but not exclusively, the
                                                                                "traditional" agent producers of Crestbrook
                                                                                Insurance Company.
------------------------------------------------------------------------------------------------------------------------------------
  CalFarm Insurance Agency              California                              The company was originally incorporated to assist
                                                                                agents and affiliated companies in account
                                                                                completion for marketing products of Crestbrook
                                                                                Insurance Company. The agency also assisted other
                                                                                in-house agencies in a brokerage capacity to
                                                                                accommodate policyholders.
------------------------------------------------------------------------------------------------------------------------------------
  Cap Pro Holding, Inc.                 Delaware                                The company operates as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Coda Capital Management, LLC          Pennsylvania                            The company is a convertible bond manager.
------------------------------------------------------------------------------------------------------------------------------------
  Colonial County Mutual Insurance      Texas                                   The company underwrites non-standard automobile and
  Company                                                                       motorcycle insurance and various other commercial
                                                                                liability coverages in Texas.
------------------------------------------------------------------------------------------------------------------------------------
  Cooperative Service Company           Nebraska                                The company is an insurance agency that sells and
                                                                                services commercial insurance.  The company also
                                                                                provides loss control and compliance consulting
                                                                                services and audit, compilation, and tax preparation
                                                                                services.
------------------------------------------------------------------------------------------------------------------------------------
  Corviant Corporation                  Delaware                                The purpose of the company is to create a captive
                                                                                distribution network through which affiliates can
                                                                                sell multi-manager investment products, insurance
                                                                                products and sophisticated estate planning services.
------------------------------------------------------------------------------------------------------------------------------------
  Crestbrook Insurance Company          Ohio                                    The company is an Ohio-based multi-line insurance
                                                                                corporation that is authorized to write personal,
                                                                                automobile, homeowners and commercial insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Damian Securities Limited             England and Wales                       The company is engaged in investment holding.
------------------------------------------------------------------------------------------------------------------------------------
  Dancia Life S.A.                      Luxembourg                              The purpose of this company is to carry out, on its
                                                                                own behalf or on behalf of third parties, any
                                                                                insurance business including coinsurance,
                                                                                reinsurance relating to human life, whether
                                                                                undertaken in Luxembourg or abroad, all real estate
                                                                                business and all business relating to movable
                                                                                assets, all financial business, and other business
                                                                                related directly to the company's objectives which
                                                                                would promote or facilitate the realization of the
                                                                                company's objectives.
------------------------------------------------------------------------------------------------------------------------------------
  Delfi Realty Corporation              Delaware                                The company is an inactive company.
------------------------------------------------------------------------------------------------------------------------------------
  Depositors Insurance Company          Iowa                                    The company underwrites general property and
                                                                                casualty insurance.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                         STATE/COUNTRY OF       NO. VOTING                       PRINCIPAL BUSINESS
               COMPANY                     ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Discover Insurance Agency, LLC        California                              The purpose of the company is to sell property and
                                                                                casualty insurance products including, but not
                                                                                limited to, automobile or other vehicle insurance
                                                                                and homeowner's insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Discover Insurance Agency of Texas,   Texas                                   The purpose of the company is to sell property and
  LLC                                                                           casualty insurance products including, but not
                                                                                limited to, automobile or other vehicle insurance
                                                                                and homeowner's insurance.
------------------------------------------------------------------------------------------------------------------------------------
  DVM Insurance Agency, Inc.            California                              The company places pet insurance business not
                                                                                written by Veterinary Pet Insurance Company outside
                                                                                of California with National Casualty Company.
------------------------------------------------------------------------------------------------------------------------------------
  Europewide Life, SA                   Luxembourg                              The company writes life insurance including
                                                                                coinsurance and reinsurance, with the ability to
                                                                                write policies and contracts.
------------------------------------------------------------------------------------------------------------------------------------
  F&B, Inc.                             Iowa                                    The company is an insurance agency that places
                                                                                business not written by the Farmland Insurance
                                                                                Companies with other carriers.
------------------------------------------------------------------------------------------------------------------------------------
  Farmland Mutual Insurance             Iowa                                    The company provides property and casualty insurance
  Company                                                                       primarily to agricultural businesses.
------------------------------------------------------------------------------------------------------------------------------------
  Fenplace Limited                      England and Wales                       The company is currently inactive.
------------------------------------------------------------------------------------------------------------------------------------
  Financial Horizons Distributors       Alabama                                 The company is an insurance agency marketing life
  Agency of Alabama, Inc.                                                       insurance and annuity products through financial
                                                                                institutions.
------------------------------------------------------------------------------------------------------------------------------------
  Financial Horizons Distributors       Ohio                                    The company is an insurance agency marketing life
  Agency of Ohio, Inc.                                                          insurance and annuity products through financial
                                                                                institutions.
------------------------------------------------------------------------------------------------------------------------------------
  Financial Horizons Distributors       Oklahoma                                The company is an insurance agency marketing life
  Agency of Oklahoma, Inc.                                                      insurance and annuity products through financial
                                                                                institutions.
------------------------------------------------------------------------------------------------------------------------------------
  Financial Horizons Distributors       Texas                                   The company is an insurance agency marketing life
  Agency of Texas, Inc.                                                         insurance and annuity products through financial
                                                                                institutions.
------------------------------------------------------------------------------------------------------------------------------------
  Financial Horizons Securities         Oklahoma                                The company is a limited broker-dealer doing
  Corporation                                                                   business solely in the financial institutions
                                                                                market.
------------------------------------------------------------------------------------------------------------------------------------
  Florida Records Administrator, Inc.   Florida                                 The company administers the deferred compensation
                                                                                plan for the public employees of the State of
                                                                                Florida.
------------------------------------------------------------------------------------------------------------------------------------
  Four P Finance Company                Pennsylvania                            The company is an inactive company.
------------------------------------------------------------------------------------------------------------------------------------
  G.I.L. Nominees Limited               England and Wales                       The company acts as a nominee. The company is
                                                                                dormant within the meaning of Section 249AA of the
                                                                                Companies Act of 1985 (English Law).
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore 1990 Limited                 England and Wales                       The company is engaged as a general partner in a
                                                                                limited partnership formed to invest in unlisted
                                                                                securities.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore 1990 Trustee Limited         England and Wales                       The company is dormant within the meaning of Section
                                                                                249AA of the Companies Act of 1985 (English Law).
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Capital Management Limited   England and Wales                       The company is engaged in investment management and
                                                                                advisory services to business, institutional and
                                                                                private investors.  The company has completed the
                                                                                transfer of its investment management activity to
                                                                                Gartmore Investment Limited.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                         STATE/COUNTRY OF       NO. VOTING                       PRINCIPAL BUSINESS
               COMPANY                     ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Distribution Services,       Delaware                                The company is a limited broker-dealer.
  Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Emerging Managers,           Delaware                                The company acquires and holds interest in a
  LLC                                                                           registered investment advisor and provides
                                                                                investment management services.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Fund Managers                Jersey, Channel                         The company is engaged in investment administration
  International Limited                 Islands                                 and support.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Fund Managers Limited        England and Wales                       The company is engaged in authorized unit trust
                                                                                management and OEIC management.  It is also the
                                                                                authorized Corporate Director of the Gartmore OEIC
                                                                                Funds.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Global Asset Management,     Delaware                                The company operates as a holding company.
  Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Global Asset Management      Delaware                                The company acts as a holding company for the
  Trust                                                                         Gartmore Group and as a registered investment
                                                                                advisor.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Global Investments, Inc.     Delaware                                The company acts as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Global Partners              Delaware                                The partnership is engaged in investment management.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Global Ventures, Inc.        Delaware                                The company acts as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Group Limited                England and Wales                       The company is a holding company of a group engaged
                                                                                in the management of pension fund assets, unit
                                                                                trusts and other collective investment schemes,
                                                                                investment trusts, and portfolios for corporate
                                                                                clients.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Indosuez UK Recovery Fund    England and Wales                       The company is a general partner in two limited
  (G.P.) Limited                                                                partnerships formed to invest in unlisted
                                                                                securities.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Investment Limited           England and Wales                       The company is engaged in investment management and
                                                                                advisory services to pension funds, unit trusts and
                                                                                other collective investment schemes, investment
                                                                                trusts and portfolios for corporate or other
                                                                                institutional clients.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Investment Management plc    England and Wales                       The company is an investment holding company and
                                                                                provides services to other companies within the
                                                                                Gartmore Group in the UK.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Investment Services GmbH     Germany                                 The company is engaged in marketing support.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Investment Services Limited  England                                 The company is engaged in investment holding.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Investor Services, Inc.      Ohio                                    The company provides transfer and dividend
                                                                                disbursing agent services to various mutual fund
                                                                                entities.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Japan Limited                Japan                                   The company is the renamed survivor entity of the
                                                                                merger of Gartmore Investment Management Japan
                                                                                Limited and Gartmore NC Investment Trust Management
                                                                                Company Ltd. The company is engaged in the business
                                                                                of investment management.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Managers (Jersey) Ltd        Jersey, Channel                         The company serves as the manager of four AIB Govett
                                        Islands                                 Jersey funds - AIB Grofunds Currency Funds Limited,
                                                                                Govett Securities & Investments Limited, Govett
                                                                                Singapore Growth Fund Limited and Govett Safeguard
                                                                                Funds Limited.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Morley & Associates, Inc.    Oregon                                  The company brokers or places book value maintenance
                                                                                agreements (wrap contracts) and guaranteed I
                                                                                contracts (GICs) for collective investment trusts
                                                                                and accounts.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                         STATE/COUNTRY OF       NO. VOTING                       PRINCIPAL BUSINESS
               COMPANY                     ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Morley Capital Management,   Oregon                                  The company is an investment advisor and stable
  Inc.                                                                          value money manager.
-------------------------------------x----------------------------------------------------------------------------------------------
  Gartmore Morley Financial Services,   Oregon                                  The company is a holding company.
  Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Mutual Fund Capital Trust    Delaware                                The trust acts as a registered investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore No. 1 General Partner Ltd.   Scotland                                The company is a Gartmore No. 1 General Partner to
                                                                                Scottish Limited Partnership, itself a general
                                                                                partner of Gartmore Direct Fund I Limited
                                                                                Partnership, a private equity investment vehicle.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore No. 2 General Partner Ltd.   Scotland                                The company is a Gartmore No. 2 General Partner to
                                                                                Scottish Limited Partnership, itself a general
                                                                                partner of Gartmore Direct Fund I Limited
                                                                                Partnership, a private equity investment vehicle.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Nominees Limited             England and Wales                       The company acts as a nominee. The company is
                                                                                dormant within the meaning of Section 249AA of the
                                                                                Companies Act 1985 (English Law).
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Pension Trustees Limited     England and Wales                       Until April 1999, the company acted as a trustee of
                                                                                the Gartmore Pension Fund established by Gartmore
                                                                                Investment Management plc, which was merged with the
                                                                                National Westminster Bank Pension Fund on April 1,
                                                                                1999. As a result all assets and liabilities of the
                                                                                Gartmore Pension Fund were transferred to the
                                                                                National Westminster Bank Fund. On November 22,
                                                                                2000, the company changed its name from Gartmore
                                                                                Pension Fund Trustees Limited to Gartmore Pension
                                                                                Trust Limited. On November 30, 2000, the company
                                                                                became the trustee of the Gartmore Pension Scheme.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Riverview, LLC               Delaware                                The company provides customized solutions, in the
                                                                                form of expert advice and investment management
                                                                                services, to a limited number of institutional
                                                                                investors, through construction of hedge fund and
                                                                                alternative asset portfolios and their integration
                                                                                into the entire asset allocation framework.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore S.A. Capital Trust           Delaware                                The trust acts as a registered investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Securities Limited           England and Wales                       The company is engaged in investment holding and is
                                                                                a partner in Gartmore Global Partners.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Separate Accounts LLC        Delaware                                The company acts as an investment advisor registered
                                                                                with the Securities and Exchange Commission.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Trust Company                Oregon                                  The company is an Oregon state bank with trust
                                                                                power.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore U.S. Limited                 England and Wales                       The company is a joint partner in Gartmore Global
                                                                                Partners.
------------------------------------------------------------------------------------------------------------------------------------
  Gates, McDonald & Company             Ohio                                    The company provides services to employers for
                                                                                managing workers' and unemployment compensation
                                                                                matters and employee benefits costs.
------------------------------------------------------------------------------------------------------------------------------------
  Gates, McDonald & Company of          Nevada                                  The company provides self-insurance administration,
  Nevada                                                                        claims examining and data processing services.
------------------------------------------------------------------------------------------------------------------------------------
  Gates, McDonald & Company of New      New York                                The company provides workers'
  York, Inc.                                                                    compensation/self-insured claims administration
                                                                                services to employers with exposure in New York.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                         STATE/COUNTRY OF       NO. VOTING                       PRINCIPAL BUSINESS
               COMPANY                     ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  GatesMcDonald Health Plus, Inc.       Ohio                                    The company provides medical management and cost
                                                                                containment services to employers.
------------------------------------------------------------------------------------------------------------------------------------
  GGI MGT, LLC                          Delaware                                The company is a passive investment holder in
                                                                                Newhouse Special Situations Fund I, LLC for the
                                                                                purpose of allocation of earnings to Gartmore
                                                                                management team as it relates to the ownership and
                                                                                management of Newhouse Special Situations Fund I,
                                                                                LLC.
------------------------------------------------------------------------------------------------------------------------------------
  Institutional Concepts, Inc.          New York                                This company holds insurance licenses in numerous
                                                                                states.
------------------------------------------------------------------------------------------------------------------------------------
  Insurance Intermediaries, Inc.        Ohio                                    The company is an insurance agency and provides
                                                                                commercial property and casualty brokerage services.
------------------------------------------------------------------------------------------------------------------------------------
  Landmark Financial Services of New    New York                                The company is an insurance agency marketing life
  York, Inc.                                                                    insurance and annuity products through financial
                                                                                institutions.
------------------------------------------------------------------------------------------------------------------------------------
  Lone Star General Agency, Inc.        Texas                                   The company acts as general agent to market
                                                                                non-standard automobile and motorcycle insurance for
                                                                                Colonial County Mutual Insurance Company.
------------------------------------------------------------------------------------------------------------------------------------
  MedProSolutions, Inc.                 Massachusetts                           The company provides third-party administration
                                                                                services for workers compensation, automobile injury
                                                                                and disability claims.
------------------------------------------------------------------------------------------------------------------------------------
  National Casualty Company             Wisconsin                               The company underwrites various property and
                                                                                casualty coverage, as well as individual and group
                                                                                accident and health insurance.
------------------------------------------------------------------------------------------------------------------------------------
  National Casualty Company of          England                                 It is organized for profit under the Companies Act
  America, Ltd.                                                                 of 1948 of England for the purpose of carrying on
                                                                                the business of insurance, reinsurance, indemnity,
                                                                                and guarantee of any and every kind, except life
                                                                                insurance; to act as underwriting agents and
                                                                                insurance manager in all of the respective branches,
                                                                                and to act as agent or manager for any insurance
                                                                                company, club, or association or for any underwriter
                                                                                or syndicate of underwriters and to purchase, take
                                                                                on, lease or in exchange, hire or otherwise acquire
                                                                                and hold for any estate or interest in any lands,
                                                                                buildings, easements, rights, privileges,
                                                                                concessions, patents, and any real or personal
                                                                                property of any kind necessary or convenient for the
                                                                                purposes in connection with the company's business
                                                                                or any branch or department thereof. This company is
                                                                                currently inactive.
------------------------------------------------------------------------------------------------------------------------------------
  National Deferred Compensation,       Ohio                                    The company administers deferred compensation plans
  Inc.                                                                          for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Advantage Mortgage         Iowa                                    The company is engaged in making residential (1-4
  Company                                                                       family) mortgage loans.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Affinity Insurance         Kansas                                  The company is a shell insurer with no active
  Company of America                                                            policies or liabilities.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Affordable Housing,        Ohio                                    The company invests in affordable multi-family
  LLC                                                                           housing projects throughout the U.S.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Agribusiness Insurance     Iowa                                    The company provides property and casualty insurance
  Company                                                                       primarily to agricultural businesses.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                         STATE/COUNTRY OF       NO. VOTING                       PRINCIPAL BUSINESS
               COMPANY                     ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Arena, LLC                 Ohio                                    The purpose of the company is to develop Nationwide
                                                                                Arena and to engage in related Arena district
                                                                                development activity.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Asset Management           England and Wales                       The company is a holding company of a group engaged
  Holdings, Ltd.                                                                in the management of pension fund assets, unit
                                                                                trusts and other collective investment schemes,
                                                                                investment trusts and portfolios for corporate
                                                                                clients.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Assurance Company          Wisconsin                               The company underwrites non-standard automobile and
                                                                                motorcycle insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Capital Mortgage, LLC      Ohio                                    This company is a holding company that funds/owns
                                                                                commercial mortgage loans for an interim basis,
                                                                                hedges the loans during the ownership period, and
                                                                                then sells the loans as part of a securitization to
                                                                                generate profit.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Cash Management            Ohio                                    The company buys and sells investment securities of
  Company                                                                       a short-term nature as agent for other corporations,
                                                                                foundations, and insurance company separate
                                                                                accounts.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Community Development      Ohio                                    The company holds investments in low-income housing
  Corporation, LLC                                                              funds.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Corporation                Ohio                                    The company acts primarily as a holding company for
                                                                                entities affiliated with Nationwide Mutual Insurance
                                                                                Company and Nationwide Mutual Fire Insurance
                                                                                Company.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Credit Enhancement         Ohio                                    The company is currently a shell company.
  Insurance Company
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Assignment       Ohio                                    The company acts as an administrator of structured
  Company                                                                       settlements.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Institution      Delaware                                The company engages in the business of an insurance
  Distributors Agency, Inc.                                                     agency.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Institution      New Mexico                              The company engages in the business of an insurance
  Distributors Agency, Inc. of New                                              agency.
  Mexico
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Institution      Massachusetts                           The company engages in the business of an insurance
  Distributors Insurance Agency, Inc.                                           agency.
  of Massachusetts
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Services         Bermuda                                 The company is a long-term insurer that issues
  (Bermuda) Ltd.                                                                variable annuity and variable life products to
                                                                                persons outside the United States and Bermuda.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Services         Delaware                                The Trust's sole purpose is to issue and sell
  Capital Trust                                                                 certain securities representing individual
                                                                                beneficial interests in the assets of the Trust.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Services         Delaware                                The Trust's sole purpose is to issue and sell
  Capital Trust II                                                              certain securities representing individual
                                                                                beneficial interests in the assets of the Trust.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Services, Inc.   Delaware                                The company acts primarily as a holding company for
                                                                                companies within the Nationwide organization that
                                                                                offer or distribute long-term savings and retirement
                                                                                products.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Sp. z o.o        Poland                                  The company provides distribution services for its
                                                                                affiliate Nationwide Towarzystwo Ubezpieczen na
                                                                                Zycie S.A. in Poland.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                         STATE/COUNTRY OF       NO. VOTING                       PRINCIPAL BUSINESS
               COMPANY                     ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Structured       Ohio                                    The company serves to capture and report the results
  Products, LLC                                                                 of the structured products business unit.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Foundation                 Ohio                                    The not-for-profit company contributes to non-profit
                                                                                activities and projects.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide General Insurance Company  Ohio                                    The company transacts a general insurance business,
                                                                                except life insurance. The corporation primarily
                                                                                provides automobile and fire insurance to select
                                                                                customers.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Finance, LLC        Ohio                                    The company acts as a support company for Nationwide
                                                                                Global Holdings, Inc. in its international
                                                                                capitalization efforts.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Funds               Luxembourg                              This company is formed to issue shares of mutual
                                                                                funds.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Holdings, Inc.      Ohio                                    The company is a holding company for international
                                                                                operations.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Holdings, Inc. -    Luxembourg                              It serves as an extension of Nationwide Global
  Luxembourg Branch                                                             Holdings, Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Holdings-NGH        Brazil                                  The company acts as a holding company.
  Brazil Participacoes, LTDA
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Home Mortgage              Ohio                                    This company performs the marketing function for
  Distributors, Inc.                                                            Nationwide Advantage Mortgage Company.
------------------------------------------------------------------------------------------------------------------------------------
  *Nationwide Indemnity Company         Ohio                                    The company is involved in the reinsurance business
                                                                                by assuming business from Nationwide Mutual
                                                                                Insurance Company and other insurers within the
                                                                                Nationwide Insurance organization.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Insurance Company of       Wisconsin                               The company is an independent agency personal lines
  America                                                                       underwriter of property/casualty insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Insurance Company of       Ohio                                    The company transacts general insurance business
  Florida                                                                       except life insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Insurance Sales Company,   Ohio                                    The company provides administrative services for the
  LLC                                                                           product sales and distribution channels of
                                                                                Nationwide Mutual Insurance Company and its
                                                                                affiliated and subsidiary insurance companies.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide International              California                              The company is a special risk, excess and surplus
  Underwriters                                                                  lines underwriting manager.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Investment Services        Oklahoma                                This is a limited broker-dealer company doing
  Corporation                                                                   business in the deferred compensation market and
                                                                                acts as an investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
  **Nationwide Life and Annuity         Ohio                                    The company engages in underwriting life insurance
  Insurance Company                                                             and granting, purchasing, and disposing of
                                                                                annuities.
------------------------------------------------------------------------------------------------------------------------------------
  *Nationwide Life and Annuity          Delaware                                The company provides individual life insurance
  Company of America                                                            products.
------------------------------------------------------------------------------------------------------------------------------------
  *Nationwide Life Insurance Company    Pennsylvania                            The company provides individual life insurance and
  of America                                                                    group annuity products.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Life Insurance Company     Delaware                                The company insures against personal injury,
  of Delaware                                                                   disablement or death resulting from traveling or
                                                                                general accidents and against disablement resulting
                                                                                from sickness, and every type of insurance
                                                                                appertaining thereto.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                         STATE/COUNTRY OF       NO. VOTING                       PRINCIPAL BUSINESS
               COMPANY                     ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  **Nationwide Life Insurance           Ohio                                    This company provides individual life insurance,
  Company                                                                       group life and health insurance, fixed and variable
                                                                                annuity products, and other life insurance products.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Lloyds                     Texas                                   The company markets commercial property insurance in
                                                                                Texas.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Management Systems, Inc.   Ohio                                    The company offers a preferred provider organization
                                                                                and other related products and services.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Martima Vida Previdencia   Brazil                                  The company operates as a licensed insurance company
  S.A.                                                                          in the categories of life and unrestricted private
                                                                                pension plans in Brazil.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Mortgage Holdings, Inc.    Ohio                                    The company acts as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Mutual Fire Insurance      Ohio                                    The company engages in a general insurance and
  Company                                                                       reinsurance business, except life insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Mutual Insurance           Ohio                                    The company engages in a general insurance and
  Company                                                                       reinsurance business, except life insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Properties, Ltd.           Ohio                                    The company is engaged in the business of
                                                                                developing, owning and operating real estate and
                                                                                real estate investments.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Property and Casualty      Ohio                                    The company engages in a general insurance business,
  Insurance Company                                                             except life insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Provident Distributors,    Delaware                                The company is an inactive company.
  Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Provident Holding          Pennsylvania                            The company is a holding company for non-insurance
  Company                                                                       subsidiaries.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Realty Investors, Ltd.     Ohio                                    The company is engaged in the business of
                                                                                developing, owning and operating real estate
                                                                                investments.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Delaware                                The company markets and administers deferred
  Inc.                                                                          compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Alabama                                 The company provides retirement products,
  Inc. of Alabama                                                               marketing/education and administration to public
                                                                                employees and educators.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Arizona                                 The company markets and administers deferred
  Inc. of Arizona                                                               compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Arkansas                                The company markets and administers deferred
  Inc. of Arkansas                                                              compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Montana                                 The company markets and administers deferred
  Inc. of Montana                                                               compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Nevada                                  The company markets and administers deferred
  Inc. of Nevada                                                                compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      New Mexico                              The company markets and administers deferred
  Inc. of New Mexico                                                            compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Ohio                                    The company provides retirement products,
  Inc. of Ohio                                                                  marketing/education and administration to public
                                                                                employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Oklahoma                                The company markets and administers deferred
  Inc. of Oklahoma                                                              compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      South Dakota                            The company markets and administers deferred
  Inc. of South Dakota                                                          compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                         STATE/COUNTRY OF       NO. VOTING                       PRINCIPAL BUSINESS
               COMPANY                     ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Texas                                   The company markets and administers deferred
  Inc. of Texas                                                                 compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Wyoming                                 The company markets and administers deferred
  Inc. of Wyoming                                                               compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Massachusetts                           The company markets and administers deferred
  Insurance Agency, Inc.                                                        compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Securities, Inc.           Ohio                                    The company is a registered broker-dealer and
                                                                                provides investment management and administrative
                                                                                services.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Services Company, LLC      Ohio                                    The company performs shared services functions for
                                                                                the Nationwide organization.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Services Sp. z o.o.        Poland                                  The company provides services to Nationwide Global
                                                                                Holdings, Inc. in Poland.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Strategic Investment       Ohio                                    The company acts as a private equity fund investing
  Fund, LLC                                                                     in companies for investment purposes and to create
                                                                                strategic opportunities for Nationwide.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Towarzystwo Ubezpieczen    Poland                                  The company is authorized to engage in the business
  na Zycie S.A.                                                                 of life insurance and pension products in Poland.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Trust Company, FSB         United States                           This is a federal savings bank chartered by the
                                                                                Office of Thrift Supervision in the United States
                                                                                Department of the Treasury to exercise custody and
                                                                                fiduciary powers.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide UK Holding Company, Ltd.   England and Wales                       The company is a holding company of a group engaged
                                                                                in the management of pension fund assets, unit
                                                                                trusts and other collective investment schemes,
                                                                                investment trusts and portfolios for corporate
                                                                                clients.
------------------------------------------------------------------------------------------------------------------------------------
  Newhouse Capital Partners, LLC        Delaware                                The company invests in financial services companies
                                                                                that specialize in e-commerce and promote
                                                                                distribution of financial services.
------------------------------------------------------------------------------------------------------------------------------------
  Newhouse Special Situations Fund I,   Delaware                                The company owns and manages contributed securities
  LLC                                                                           to achieve long - term capital appreciation from the
                                                                                contributed securities and through investments in a
                                                                                portfolio of other equity investments in financial
                                                                                service and other related companies as determined by
                                                                                the company to be undervalued or in need of changes
                                                                                in capital structure or to present other special
                                                                                situations that have the potential for significant
                                                                                earnings growth from among other things, major
                                                                                financial service industry trends, unfilled niches
                                                                                and synergies with other firms in the portfolio.
------------------------------------------------------------------------------------------------------------------------------------
  NFS Distributors, Inc.                Delaware                                The company acts primarily as a holding company for
                                                                                Nationwide Financial Services, Inc. distribution
                                                                                companies.
------------------------------------------------------------------------------------------------------------------------------------
  NFSB Investments, Ltd.                Bermuda                                 The company buys and sells investment securities for
                                                                                its own account in order to enhance the investment
                                                                                returns of its affiliates.
------------------------------------------------------------------------------------------------------------------------------------
  NGH Luxembourg S. a. r. L.            Luxembourg                              The company acts primarily as a holding company for
                                                                                the European operations for Nationwide Global
                                                                                Holdings, Inc.
------------------------------------------------------------------------------------------------------------------------------------
  NGH Netherlands, B.V.                 Netherlands                             The company acts as a holding company for other
                                                                                Nationwide overseas companies.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                         STATE/COUNTRY OF       NO. VOTING                       PRINCIPAL BUSINESS
               COMPANY                     ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  NGH UK, Ltd.                          United Kingdom                          The company functions as a support company for other
                                                                                Nationwide overseas companies.
------------------------------------------------------------------------------------------------------------------------------------
  NorthPointe Capital, LLC              Delaware                                The company acts as a registered investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
  PanEuroLife                           Luxembourg                              The company provides individual life insurance
                                                                                primarily in the United Kingdom, Belgium and France.
------------------------------------------------------------------------------------------------------------------------------------
  Pension Associates, Inc.              Wisconsin                               The company provides pension plan administration and
                                                                                record keeping services, and pension plan and
                                                                                compensation consulting.
------------------------------------------------------------------------------------------------------------------------------------
  PNAM, Inc.                            Delaware                                The company is a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Premier Agency, Inc.                  Iowa                                    This company is an insurance agency.
------------------------------------------------------------------------------------------------------------------------------------
  Provestco, Inc.                       Delaware                                The company serves as a general partner in certain
                                                                                real estate limited partnerships invested in by
                                                                                Nationwide Life Insurance Company of America.
------------------------------------------------------------------------------------------------------------------------------------
  Quick Sure Auto Agency, Inc.          Texas                                   The company is an insurance agency and operates as
                                                                                an employee agent "storefront" for Titan Insurance
                                                                                Services.
------------------------------------------------------------------------------------------------------------------------------------
  RCMD Financial Services, Inc.         Delaware                                The company is a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Retention Alternatives, Ltd.          Bermuda                                 The company is a captive insurer and writes first
                                                                                dollar insurance policies in workers' compensation,
                                                                                general liability and automobile liability for its
                                                                                affiliates in the United States.
------------------------------------------------------------------------------------------------------------------------------------
  RF Advisors, Inc.                     Pennsylvania                            The company is an inactive company.
------------------------------------------------------------------------------------------------------------------------------------
  Riverview International Group, Inc.   Delaware                                The company is an investment advisor and a broker
                                                                                dealer.
------------------------------------------------------------------------------------------------------------------------------------
  RP&C International, Inc.              Ohio                                    The company is an investment-banking firm, which
                                                                                provides specialist advisory services and innovative
                                                                                financial solutions to public and private companies
                                                                                internationally.
------------------------------------------------------------------------------------------------------------------------------------
  Scottsdale Indemnity Company          Ohio                                    The company engages in a general insurance business,
                                                                                except life insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Scottsdale Insurance Company          Ohio                                    The company primarily provides excess and surplus
                                                                                lines of property and casualty insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Scottsdale Surplus Lines Insurance    Arizona                                 The company provides excess and surplus lines
  Company                                                                       coverage on a non-admitted basis.
------------------------------------------------------------------------------------------------------------------------------------
  Siam Ar-Na-Khet Company Limited       Thailand                                The company is a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Software Development Corp.            Delaware                                The company is an inactive company.
------------------------------------------------------------------------------------------------------------------------------------
  TBG Aviation, LLC                     California                              The company holds an investment in a leased airplane
                                                                                and maintains an operating agreement with Flight
                                                                                Options.
------------------------------------------------------------------------------------------------------------------------------------
  TBG Danco Insurance Company           California                              The corporation provides for life insurance and
                                                                                individual executive estate planning to maximize
                                                                                benefit value.
------------------------------------------------------------------------------------------------------------------------------------
  TBG Financial and Insurance           California                              The corporation consults with corporate clients and
  Services Corporation                                                          financial institutions on the development and
                                                                                implementation of proprietary and/or private
                                                                                placement insurance products for the financing of
                                                                                executive benefit programs and individual
                                                                                executive's estate planning requirements. As a
                                                                                broker dealer, TBG Financial Services provides
                                                                                complete and flexible access to institutional
                                                                                insurance investment products.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                         STATE/COUNTRY OF       NO. VOTING                       PRINCIPAL BUSINESS
               COMPANY                     ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  TBG Financial and Insurance           Hawaii                                  The corporation consults with corporate clients and
  Services Corporation of Hawaii                                                financial institutions on the development and
                                                                                implementation of proprietary, private placement and
                                                                                institutional insurance products.
------------------------------------------------------------------------------------------------------------------------------------
  TBG Insurance Services                California                              The company markets and administers executive
  Corporation                                                                   benefit plans.
------------------------------------------------------------------------------------------------------------------------------------
  THI Holdings (Delaware), Inc.         Delaware                                The company acts as a holding company for the Titan,
                                                                                Victoria and Whitehall groups.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Auto Agency, Inc.               Michigan                                The company is an insurance agency that primarily
                                                                                sells non-standard automobile insurance for Titan
                                                                                Insurance Company in Michigan.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Auto Insurance                  Nevada                                  The company is an insurance agency that operates as
                                                                                an employee agent "storefront" for Titan Indemnity
                                                                                Company in Nevada.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Auto Insurance of               Pennsylvania                            The company is an insurance agency that operates as
  Pennsylvania, Inc.                                                            an employee agent "storefront" for Titan Indemnity
                                                                                Company in Pennsylvania (currently inactive).
------------------------------------------------------------------------------------------------------------------------------------
  Titan Auto Insurance of Arizona,      Arizona                                 The company is an insurance agency that operates as
  Inc.                                                                          an employee agent "storefront" for Titan Indemnity
                                                                                Company in Arizona.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Auto Insurance of New Mexico,   New Mexico                              The company is an insurance agency that operates as
  Inc.                                                                          an employee agent "storefront" for Titan Indemnity
                                                                                Company in New Mexico.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Auto Insurance, Inc.            Colorado                                The company is an insurance agency and operates as
                                                                                an employee agent "storefront" for Titan Indemnity
                                                                                Company in Colorado.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Holdings Service Corporation    Texas                                   The company acts as a holding company specifically
                                                                                for Titan corporate employees.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Indemnity Company               Texas                                   The company is a multi-line licensed insurance
                                                                                company and is operating primarily as a property and
                                                                                casualty insurance company.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Insurance Company               Michigan                                This is a property and casualty insurance company.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Insurance Services, Inc.        Texas                                   The company is a Texas grand fathered managing
                                                                                general agency.
------------------------------------------------------------------------------------------------------------------------------------
  Titan National Auto Call Center,      Texas                                   The company is licensed as an insurance agency that
  Inc.                                                                          operates as an employee agent "call center" for
                                                                                Titan Indemnity Company.
------------------------------------------------------------------------------------------------------------------------------------
  Vertboise, SA                         Luxembourg                              The company acts as a real property holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Veterinary Pet Insurance Company      California                              The company provides pet insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Veterinary Pet Services, Inc.         California                              The company acts as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Victoria Automobile Insurance         Ohio                                    The company is a property and casualty insurance
  Company                                                                       company.
------------------------------------------------------------------------------------------------------------------------------------
  Victoria Financial Corporation        Delaware                                The company acts as a holding company specifically
                                                                                for all Victoria corporate employees.
------------------------------------------------------------------------------------------------------------------------------------
  Victoria Fire & Casualty Company      Ohio                                    The company is a property and casualty insurance
                                                                                company.
------------------------------------------------------------------------------------------------------------------------------------
  Victoria Insurance Agency, Inc.       Ohio                                    The company is an insurance agency that acts as a
                                                                                broker for independent agents appointed with the
                                                                                Victoria companies in the state of Ohio.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                         STATE/COUNTRY OF       NO. VOTING                       PRINCIPAL BUSINESS
               COMPANY                     ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Victoria National Insurance Company   Ohio                                    The company is a property and casualty insurance
                                                                                company.
------------------------------------------------------------------------------------------------------------------------------------
  Victoria Select Insurance Company     Ohio                                    The company is a property and casualty insurance
                                                                                company.
------------------------------------------------------------------------------------------------------------------------------------
  Victoria Specialty Insurance Company  Ohio                                    The company is a property and casualty insurance
                                                                                company.
------------------------------------------------------------------------------------------------------------------------------------
  VPI Services, Inc.                    California                              The company operates as a nationwide pet registry
                                                                                service for holders of Veterinary Pet Insurance
                                                                                policies, including pet indemnification and lost pet
                                                                                recovery program.
------------------------------------------------------------------------------------------------------------------------------------
  Washington Square Administrative      Pennsylvania                            The company provides administrative services to
  Services, Inc.                                                                Nationwide Life and Annuity Company of America.
------------------------------------------------------------------------------------------------------------------------------------
  Western Heritage Insurance Company    Arizona                                 The company underwrites excess and surplus lines of
                                                                                property and casualty insurance.
------------------------------------------------------------------------------------------------------------------------------------
  William J. Lynch and Associates,      California                              The company specializes in the analysis and funding
  Inc.                                                                          of corporate benefit liabilities.
------------------------------------------------------------------------------------------------------------------------------------
  W.I. of Florida                       Florida                                 The company is an insurance agency and operates as
                                                                                an employee agent "storefront" for Titan Indemnity
                                                                                Company in Florida.
------------------------------------------------------------------------------------------------------------------------------------
  W.I. of New York                      New York                                The company is an insurance agency and operates as
                                                                                an employee agent "storefront" for Titan Indemnity
                                                                                Company in New York (currently inactive).
------------------------------------------------------------------------------------------------------------------------------------
  Whitehall Holdings, Inc.              Texas                                   The company acts as a holding company especially for
                                                                                the Titan agencies.
------------------------------------------------------------------------------------------------------------------------------------
  Whitehall Insurance agency of         Texas                                   The company is a Texas licensed insurance agency
  Texas, Inc.                                                                   (currently inactive).
------------------------------------------------------------------------------------------------------------------------------------
  Whitehall of Indiana, Inc.            Indiana                                 The company is an insurance agency and operates as
                                                                                an employee agent "storefront" for Titan Indemnity
                                                                                Company in Indiana.
------------------------------------------------------------------------------------------------------------------------------------



-----------------------------------------------------------------------------------------------------------------------------------
                     COMPANY                     STATE/COUNTRY OF        NO. VOTING SECURITIES           PRINCIPAL BUSINESS
                                                   ORGANIZATION           (SEE ATTACHED CHART
                                                                            UNLESS OTHERWISE
                                                                              INDICATED)
-----------------------------------------------------------------------------------------------------------------------------------
  *   MFS Variable Account                             Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Multi-Flex Variable Account           Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VA Separate Account-A                 Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VA Separate Account-B                 Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VA Separate Account-C                 Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VA Separate Account-D                 Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account                      Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-II                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-3                    Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-4                    Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-5                    Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-6                    Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-7                    Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-8                    Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-9                    Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-10                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-11                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-12                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-13                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-14                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
      Nationwide Variable Account-15                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
      Nationwide Variable Account-16                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
      Nationwide Variable Account-17                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Provident VA Separate             Pennsylvania                                   Issuer of Annuity Contracts
      Account 1
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Provident VA Separate               Delaware                                     Issuer of Annuity Contracts
      Account A
-----------------------------------------------------------------------------------------------------------------------------------
      Nationwide VL Separate Account-A                 Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
      Nationwide VL Separate Account-B                 Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VL Separate Account-C                 Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VL Separate Account-D                 Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account                  Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account-2                Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account-3                Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account-4                Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account-5                Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account-6                Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Provident VLI Separate            Pennsylvania                                   Issuer of Life Insurance
      Account 1                                                                                   Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Provident VLI Separate              Delaware                                     Issuer of Life Insurance
      Account A                                                                                   Policies
-----------------------------------------------------------------------------------------------------------------------------------


                                                                            (left side)
                    -----------------------
                    |   FARMLAND MUTUAL   |
                    |  INSURANCE COMPANY  |
                    |                     |
                    | Guaranty Fund       |__________________________________________
                    | -------------       |__________________________________________
                    | Certificate         |
                    | -----------         |
                    |                     |
                    | Casualty            |
                    -----------------------
                               |
                               |
                               |                                                      ____________
                               |                                                      |
                               |                       ----------------------------   |
----------------------------   |                       |    NATIONWIDE GENERAL    |   |
|        F & B, INC.       |   |                       |    INSURANCE COMPANY     |   |
|                          |   |                       |                          |   |
| Common Stock: 1 Share    |   |                       | Common Stock:  20,000    |___|
| -------------            |   |                       | -------------  Shares    |   |
|                          |___|                       |                          |   |
| Farmland                 |   |                       | Casualty-100%            |   |
| Mutual-100%              |   |                       ----------------------------   |
|                          |   |                                                      |
----------------------------   |                       ----------------------------   |
                               |                       |    NATIONWIDE PROPERTY   |   |
----------------------------   |                       |        AND CASUALTY      |   |
|   COOPERATIVE SERVICE    |   |                       |     INSURANCE COMPANY    |   |
|         COMPANY          |   |                       |                          |   |
|                          |   |                       | Common Stock:  60,000    |___|
| Common Stock: 600 Shares |   |                       | -------------  Shares    |   |
| -------------            |___|                       |                          |   |
|                          |                           | Casualty-100%            |   |
| Farmland                 |                           ----------------------------   |
| Mutual-100%              |                                                          |
----------------------------                           ----------------------------   |
                                                       |   NATIONWIDE ASSURANCE   |   |
                                                       |         COMPANY          |   |
                                                       |       (ASSURANCE)        |   |
                                                       |                          |   |
                                                       | Common Stock:  1,750     |___|
                                                       | -------------  Shares    |   |
                                                       |                          |   |
                                                       | Casualty-100%            |   |
                                                       ----------------------------   |
                                                                                      |
                                                       ----------------------------   |
                                                       |  NATIONWIDE AGRIBUSINESS |   |
                                                       |    INSURANCE COMPANY     |   |
                                                       |                          |   |
                                                       | Common Stock:  1,000,000 |   |
                                                       | -------------  Shares    |   |
                                                       |                          |___|
                                                       | Casualty-99.9%           |   |
                                                       | Other Capital:           |   |
                                                       | --------------           |   |
                                                       | Casualty-Pfd.            |   |
                                                       ----------------------------   |
                                                                                      |
                                                       ----------------------------   |
                                                       |     NATIONAL CASUALTY    |   |
                                                       |          COMPANY         |   |
                                                       |            (NC)          |   |
                                                       |                          |   |
                                                       | Common Stock: 100 Shares |___|
                                                       | -------------            |
                                                       |                          |
                                                       | Casualty-100%            |
                                                       ----------------------------
                                                                   |
                                                                   |
                                                       ----------------------------
                                                       |   NCC OF AMERICA, LTD.   |
                                                       |         (INACTIVE)       |
                                                       |                          |
                                                       |                          |
                                                       | NC-100%                  |
                                                       |                          |
                                                       ----------------------------

                                  NATIONWIDE(R)                                                       (middle)
  ------------------------------------------
  |                                        |
  |                                        |
  |                                        |
__|           NATIONWIDE MUTUAL            |__________________________________________
__|           INSURANCE COMPANY            |__________________________________________
  |              (CASUALTY)                |
  |                                        |
  |                                        |
  |                                        |
  ------------------------------------------
                        |
                        |
                        |
______________________________________________________________________________________________________________________
    |                                  |                                           |
    |                                  |   --------------------------------        |   -------------------------------
    |                                  |   |         SCOTTSDALE           |        |   |         SCOTTSDALE          |
    |   ----------------------------   |   |      INSURANCE COMPANY       |        |   |      INDEMNITY COMPANY      |
    |   |  NATIONWIDE MANAGEMENT   |   |   |            (SIC)             |        |   |                             |
    |   |      SYSTEMS, INC.       |   |   |                              |        |   | Common Stock:  50,000       |
    |   |                          |   |___| Common Stock: 30,136         |        |___| -------------  Shares       |
    |___| Common Stock: 100 Shares |   |   | ------------- Shares         |        |   |                             |
    |   | -------------            |   |   |                              |        |   |                             |
    |   |                          |   |   | Casualty-100%                |        |   | Casualty-100%               |
    |   | Casualty-100%            |   |   |         (See Page 2)         |        |   -------------------------------
    |   ----------------------------   |   --------------------------------        |
    |                                  |                                           |   -------------------------------
    |   ----------------------------   |   --------------------------------        |   |          NATIONWIDE         |
    |   |   NATIONWIDE AFFINITY    |   |   |            ALLIED            |        |   |       INDEMNITY COMPANY     |
    |   |    INSURANCE COMPANY     |   |   |          GROUP, INC.         |        |   |        (NW INDEMNITY)       |
    |   |        OF AMERICA        |   |   |            (AGI)             |        |   | Common Stock:  28,000       |
    |   |                          |___|   |                              |        |___| -------------  Shares       |
    |   | Common Stock: 500,000    |   |___| Common Stock: 850 Shares     |        |   |                             |
    |   | ------------- Shares     |   |   | -------------                |        |   |                             |
    |   |                          |   |   |                              |        |   | Casualty-100%               |
    |   | Casualty-100%            |   |   | Casualty-100%                |        |   -------------------------------
    |   ----------------------------   |   |         (See Page 2)         |        |
    |                                  |   |                              |        |
    |   ----------------------------   |   --------------------------------        |   -------------------------------
    |   |     NEWHOUSE CAPITAL     |   |                                           |   |           LONE STAR         |
    |   |      PARTNERS, LLC       |   |   --------------------------------        |   |     GENERAL AGENCY, INC.    |
    |   |                          |   |   |             RP&C             |        |   |                             |
    |   | Casualty-70%             |   |   |         INTERNATIONAL        |        |   | Common Stock:  1,000        |
    |   |                          |___|   |                              |        |___| -------------  Shares       |
    |   | GGV-19%                  |   |___| Common Stock: 963            |        |   |                             |
    |   |                          |   |   | ------------- Shares         |        |   |                             |
    |   | Fire-10%                 |   |   |                              |        |   | Casualty-100%               |
    |   ----------------------------   |   | Casualty-23.88%              |        |   -------------------------------
    |                                  |   --------------------------------        |                 ||
    |   ----------------------------   |                                           |                 ||
    |   |                          |   |   --------------------------------        |   -------------------------------
    |   |     NATIONWIDE LLOYDS    |   |   |      NATIONWIDE CAPITAL      |        |   |        COLONIAL COUNTY      |
    |   |                          |___|   |        MORTGAGE, LLC         |        |   |       MUTUAL INSURANCE      |
    |   |       A TEXAS LLOYDS     |___|   |                              |        |   |            COMPANY          |
    |   |                          |   |___| Mutual-5%                    |        |   |                             |
    |   |                          |   |   |                              |        |   | Surplus Debentures:         |
    |   |                          |   |   | NW Indemnity-95%             |        |   | -------------------         |
    |   ----------------------------   |   |                              |        |   |                             |
    |                                  |   --------------------------------        |   | Assurance                   |
    |   ----------------------------   |                                           |   | Lone Star                   |
    |   |       THI HOLDINGS       |   |   --------------------------------        |   |                             |
    |   |      DELAWARE, INC.      |   |   |     NATIONWIDE INSURANCE     |        |   -------------------------------
    |   |          (THI)           |   |   |      COMPANY OF FLORIDA      |        |
    |   |                          |   |   |                              |        |   -------------------------------
    |   | Common Stock: 100 Shares |___|___| Common Stock: 10,000         |        |   |     NATIONWIDE SERVICES     |
    |   |                          |   |   | ------------  Shares         |        |   |         COMPANY, LLC        |
        | Casualty-100%            |   |   |                              |        |   |                             |
        |                          |   |   | Casualty-100%                |        |   | Single Member Limited       |
        | (See page 3)             |   |   |                              |        |---| Liability Company           |
        ----------------------------   |   --------------------------------        |   |                             |
                                       |                                           |   | Casualty-100%               |
                                       |   --------------------------------        |   -------------------------------
                                       |   |      NATIONWIDE CREDIT       |        |
                                       |   |    ENHANCEMENT INSURANCE     |        |   -------------------------------
                                       |___|           COMPANY            |        |   |       AMERICAN MARINE       |
                                           |                              |        |   |      UNDERWRITERS, INC.     |
                                           |    Casualty-100%             |        |   |                             |
                                           |                              |        |   | Common Stock:  20 Shares    |
                                           --------------------------------        |___| -------------               |
                                                                                       |                             |
                                                                                       | Casualty-100%               |
                                                                                       |                             |
                                                                                       -------------------------------

                                                                                                                        (right side)
  ------------------------------------------                                                                ------------------------
  |                                        |                                                                |      NATIONWIDE      |
  |                                        |                                                                |      FOUNDATION      |
  |                                        |                                                                |                      |
  |           NATIONWIDE MUTUAL            |                                                                |      MEMBERSHIP      |
__|        FIRE INSURANCE COMPANY          |                                                                |      NONPROFIT       |
__|                (FIRE)                  |                                                                |     CORPORATION      |
  |                                        |                                                                ------------------------
  |                                        |
  |                                        |
  ------------------------------------------
                  |
                  |_________________________________________________________________________________________________
                                                                            |                    |                  |
_________________________________________________________________________   |                    |                  |
                   |                                       |            |   |                    |                  |
                   |   --------------------------------    |   --------------------------------  |  -------------------------------
                   |   |       NATIONWIDE CASH        |    |   |          NATIONWIDE          |  |  |                              |
                   |   |      MANAGEMANT COMPANY      |    |   |          CORPORATION         |  |  |       RETENTION              |
                   |   |                              |    |   | Common Stock:  13,642,432    |  |  |   ALTERNATIVES, LTD.         |
                   |   |                              |    |   | -------------                |  |  | Common Stock: 120,000 SHARES |
                   |___| Common Stock:  100 Shares    |    |   | 13,642,432                   |  |  | -------------                |
                   |   | -------------                |    |   |                              |  |  |                              |
                   |   |                              |    |   |                              |  |  | Fire-100%                    |
                   |   |                              |    |   |                              |  |  |                              |
                   |   | Casualty-100%                |    |   | Casualty 95.2%               |  |  --------------------------------
                   |   --------------------------------    |   | Fire      4.8%               |  |
                   |                                       |   |                              |  |
                   |   --------------------------------    |   |             (See Page 4)     |  |
                   |   |                              |    |   --------------------------------  |
                   |   |                              |    |                                     |
                   |   |          NATIONWIDE          |    |   --------------------------------  |
                   |   |           ARENA LLC          |    |   |       ALLNATIONS, INC.       |  |
                   |---|                              |    |   | Common Stock:  12,248 Shares |  |
                   |   |                              |    |   | -------------                |  |
                   |   |                              |    |   |                              |  |
                   |   | Casualty-90%                 |    |   | Casualty-16.2%               |  |
                   |   |                              |    |___| Fire-16.2%                   |___
                   |   --------------------------------    |   | Preferred Stock: 1,466 Shares|
                   |                                       |   | ----------------             |
                   |   --------------------------------    |   |                              |
                   |   |     NATIONWIDE INSURANCE     |    |   | Casualty-6.8%                |
                   |   |      SALES COMPANY, LLC      |    |   | Fire-6.8%                    |
                   |   |            (NISC)            |    |   --------------------------------
                   |   |                              |    |
                   |---|     Single Member Limited    |__  |   --------------------------------
                   |   |       Liability Company      | |  |   |   NATIONWIDE INTERNATIONAL   |
                   |   |                              | |  |   |         UNDERWRITERS         |
                   |   | Casualty-100%                | |  |   |                              |
                   |   -------------------------------- |  |   | Common Stock:  1,000         |
                   |                   |                |  |___| -------------  Shares        |
                   |                   |                |  |   |                              |
                   |   -------------------------------- |  |   |                              |
                   |   |           INSURANCE          | |  |   | Casualty-100%                |
                   |   |      INTERMEDIARIES, INC.    | |  |   --------------------------------
                   |   |                              | |  |
                   |   | Common Stock: 1,615          | |  |   --------------------------------
                   |   | ------------- Shares         | |  |   |     CRESTBROOK INSURANCE     |
                   |   |                              | |  |   |            COMPANY           |
                   |   |                              | |  |   |                              |
                   |   | NISC-100%                    | |  |   | Common Stock:  52,000        |
                   |   -------------------------------- |  |___| -------------  Shares        |
                   |                                    |  |   |                              |
                   |   -------------------------------- |  |   |                              |
                   |   |      DISCOVER INSURANCE      | |  |   | Casualty-100%                |
                   |   |          AGENCY LLC          | |  |   --------------------------------
                   |   |                              | |  |
                   |   |     Single Member Limited    | |  |   --------------------------------
                   |   |       Liability Company      |--  |   |      NATIONWIDE REALTY       |
                   |   |                              |    |   |        INVESTORS, LTD        |
                   |   | NISC-100%                    |    |   |                              |
                   |   |                              |    |   | Casualty-95%                 |
                   |   --------------------------------    |---|                              |
                   |                                       |   | NW Indemnity-5%              |
                   |   --------------------------------    |   |                              |
                   |   |      DISCOVER INSURANCE      |    |   --------------------------------
                   |   |          AGENCY OF           |    |
                   |   |          TEXAS, LLC          |    |   --------------------------------
                   |   |                              |    |   |     NATIONWIDE STRATEGIC     |
                   |___|     Single Member Limited    |    |   |     INVESTMENT FUND, LLC     |
                   |___|       Liability Company      |    |   |                              |
                       |                              |    |---|     Single Member Limited    |
                       |                              |    |   |       Liability Company      |
                       --------------------------------        |                              |
                                                               | Casualty-100%                |
                                                               |                              |
                                                               --------------------------------


                                                                                Subsidiary Companies      -- Solid Line
                                                                                Contractual Association   -- Double Line
                                                                                Limited Liability Company -- Dotted Line

                                                                                December 31, 2003

                                                                            (left side)
                    -----------------------
                    |   FARMLAND MUTUAL   |
                    |  INSURANCE COMPANY  |
                    |                     |
                    | Guaranty Fund       |__________________________________________
                    | -------------       |__________________________________________
                    | Certificate         |
                    | -----------         |
                    |                     |
                    | Casualty            |
                    |         (See Page 1)|
                    |                     |
                    -----------------------






                               _________________________________________________
                               |                    |
                               |                    |
                               |                    |
----------------------------   |      ----------------------------
|   NATIONWIDE INSURANCE   |   |      |       AID FINANCE        |
|    COMPANY OF AMERICA    |   |      |      SERVICES, INC.      |
|                          |   |      |      (AID FINANCE)       |
| Common Stock:  12,000    |   |      |                          |
| -------------  Shares    |___|      | Common Stock:  10,000    |
|                          |   |      | -------------  Shares    |
|                          |   |      |                          |
| AGI-100%                 |   |      | AGI-100%                 |
----------------------------   |      ----------------------------
                               |                    |
----------------------------   |                    |
|     ALLIED DOCUMENT      |   |      ----------------------------
|     SOLUTIONS, INC.      |   |      |          ALLIED          |
|                          |   |      |     GROUP INSURANCE      |
| Common Stock:  10,000    |   |      |    MARKETING COMPANY     |
| -------------  Shares    |___|      |                          |
|                          |   |      | Common Stock:  20,000    |
|                          |   |      | -------------  Shares    |
| AGI-100%                 |   |      |                          |
----------------------------   |      | Aid Finance-100%         |
                               |      ----------------------------
----------------------------   |
|       DEPOSITORS         |   |      ----------------------------
|    INSURANCE COMPANY     |   |      |         PREMIER          |
|      (DEPOSITORS)        |   |      |         AGENCY           |
|                          |   |      |           INC.           |
| Common Stock:  300,000   |___|______|                          |
| -------------  Shares    |   |      | Common Stock:  100,000   |
|                          |   |      | -------------  Shares    |
| AGI-100%                 |   |      |                          |
----------------------------   |      | AGI-100%                 |
                               |      ----------------------------
----------------------------   |
|     ALLIED PROPERTY      |   |
|       AND CASUALTY       |   |
|    INSURANCE COMPANY     |   |
|      (Allied P & C)      |___|
| Common Stock:  300,000   |
| -------------  Shares    |
|                          |
| AGI-100%                 |
----------------------------

                                  NATIONWIDE(R)                                                       (middle)
               ------------------------------------------
               |                                        |
               |                                        |
               |                                        |
_______________|           NATIONWIDE MUTUAL            |______________________________________________________
_______________|           INSURANCE COMPANY            |______________________________________________________
               |              (CASUALTY)                |
               |             (See Page 1)               |
               |                                        |
               |                                        |
               ------------------------------------------
                                    |__________________________________________________________________________
                                    |
                                    |
                      ----------------------------
                      |          ALLIED          |
                      |        GROUP, INC.       |
                      |           (AGI)          |
                      |                          |
                      | Common Stock: 850 Shares |
                      | -------------            |
                      |                          |
                      | Casualty-100%            |
                      ----------------------------
                                    |
                                    |
                                    |
                                    |
_______________________________________________________________________________________________________________
                                    |                             |
                                    |                             |
                                    |                             |
     ----------------------------   |               ----------------------------
     |   NATIONWIDE MORTGAGE    |   |               |            AMCO          |
     |      HOLDINGS INC.       |   |               |     INSURANCE COMPANY    |
     |          (NMH)           |   |               |           (AMCO)         |
  ___|                          |___|            ___|                          |
 |   | AGI-100%                 |               |   | Common Stock:  300,000   |
 |   |                          |               |   | -------------  Shares    |
 |   |                          |               |   |                          |
 |   ----------------------------               |   | AGI-100%                 |
 |                                              |   ----------------------------
 |   ----------------------------               |
 |   |     NATIONWIDE HOME      |               |   ----------------------------
 |   |  MORTGAGE DISTRIBUTORS   |               |   |          ALLIED          |
 |   |           INC.           |               |   |      GENERAL AGENCY      |
 |___|                          |               |   |         COMPANY          |
 |   | NMHI-100%                |               |___|                          |
 |   |                          |               |   | Common Stock:  5,000     |
 |   |                          |               |   | -------------  Shares    |
 |   ----------------------------               |   |                          |
 |                                              |   | AMCO-100%                |
 |   ----------------------------               |   ----------------------------
 |   |        NATIONWIDE        |               |
 |   |    ADVANTAGE MORTGAGE    |               |   ----------------------------
 |   |      COMPANY (NAMC)      |               |   |                          |
 |___|                          |               |   |       ALLIED TEXAS       |
     | Common Stock:  75,843    |               |   |       AGENCY, INC.       |
     | -------------  Shares    |               |___|                          |
     |                          |               |   |                          |
     | NMHI-100%                |               |   | AMCO-100%                |
     |                          |               |   |                          |
     | 8% Preferred:  39,500    |               |   |                          |
     | -------------  Shares    |               |   ----------------------------
     |                          |               |
     | AGI-24%                  |               |   ----------------------------   ----------------------------
     | AMCO-76%                 |               |   |     CALFARM INSURANCE    |   |      CAL-AG INSURANCE    |
     |                          |               |   |           AGENCY         |   |       SERVICES, INC.     |
     | 7% Preferred:  40,000    |               |   |                          |   |                          |
     | -------------  Shares    |               |___| Common Stock:  1,000     |___| Common Stock:  100       |
     |                          |                   | -------------  Shares    |   | -------------  Shares    |
     | AMCO-      25%           |                   |                          |   |                          |
     | Allied P&C-50%           |                   | AMCO-100%                |   | CalFarm Insurance        |
     | Depositors-25%           |                   |                          |   | Agency-100%              |
     ----------------------------                   ----------------------------   ----------------------------
                  |
                  |
     ----------------------------
     |           AGMC           |
     |     REINSURANCE, LTD.    |
     |                          |
     | Common Stock:  11,000    |
     | -------------  Shares    |
     |                          |
     | NAMC-100%                |
     ----------------------------

                                                                                                      (right)
               ------------------------------------------
               |                                        |
               |                                        |
               |                                        |
_______________|           NATIONWIDE MUTUAL            |
_______________|        FIRE INSURANCE COMPANY          |
               |                (FIRE)                  |
               |             (See Page 1)               |
               |                                        |
               |                                        |
               ------------------------------------------
_____________________________________
                                    |
                                    |
                      ----------------------------
                      |        SCOTTSDALE        |
                      |     INSURANCE COMPANY    |
                      |           (SIC)          |
                      |                          |
                      | Common Stock:  30,136    |
                      | -------------  Shares    |
                      |                          |
                      | Casualty-100%            |
                      ----------------------------
                                    |
                                    |
                                    |
                                    |____________________________________________________________
                                    |                                                           |
                                    |                                                           |
                                    |                                                           |
                                    |                                                           |
                                    |   ----------------------------               ----------------------------
                                    |   |        SCOTTSDALE        |               |      VETERINARY PET      |
                                    |   |       SURPLUS LINES      |               |      SERVICES, INC.      |
                                    |   |     INSURANCE COMPANY    |               |          (VPSI)          |
                                    |___|                          |               |                          |
                                    |   | Common Stock:  10,000    |               | Common Stock:  5,645,527 |
                                    |   | -------------  Shares    |               | -------------  Shares    |
                                    |   |                          |               |                          |
                                    |   | SIC-100%                 |            ___| SIC-80.5%                |
                                    |   ----------------------------           |   ----------------------------
                                    |                                          |
                                    |   ----------------------------           |   ----------------------------
                                    |   |         WESTERN          |           |   |      VETERINARY PET      |
                                    |   |    HERITAGE INSURANCE    |           |   |       INSURANCE CO.      |
                                    |   |         COMPANY          |           |   |                          |
                                    |___|                          |           |___|                          |
                                        | Common Stock:  4,776,076 |           |   | VPSI-100%                |
                                        | -------------  Shares    |           |   |                          |
                                        |                          |           |   |                          |
                                        | SIC-100%                 |           |   ----------------------------
                                        ----------------------------           |
                                                                               |   ----------------------------
                                                                               |   |       DVM INSURANCE      |
                                                                               |   |        AGENCY, INC.      |
                                                                               |___|                          |
                                                                               |   | VPSI-100%                |
                                                                               |   |                          |
                                                                               |   ----------------------------
                                                                               |
                                                                               |   ----------------------------
                                                                               |   |     VPI SERVICES, INC.   |
                                                                               |___|                          |
                                                                                   | VPSI-100%                |
                                                                                   |                          |
                                                                                   ----------------------------


                                                                                      Subsidiary Companies      -- Solid Line
                                                                                      Contractual Association   -- Double Line
                                                                                      Limited Liability Company -- Dotted Line

                                                                                      December 31, 2003


                                                           -------------------------
                                                           |    FARMLAND MUTUAL    |
                                                           |   INSURANCE COMPANY   |
                                                           |                       |______
                                                           |Guaranty Fund          |______
                                                           |Certificate            |
                                                           |                       |
                                                           |Casualty               |
                                                           |     (See Page 1)      |
                                                           -------------------------




                __________________________________________________________________________
                |                                         |
                |                                         |
---------------------------------                         |
|    TITAN INDEMNITY COMPANY    |         ----------------------------------
|           (TITAN)             |         |     VICTORIA FINANCIAL CORP.   |
|                               |         |            (VICTORIA)          |
|Common Stock: 4,319,951 Shares |         |                                |
|------------                   |      ___|Common Stock:       1,000 Shares|
|                               |     |   |------------                    |
|                               |     |   |                                |
|THI-100%                       |     |   |                                |
---------------------------------     |   |THI-100%                        |
                |                     |   ----------------------------------
                |                     |
---------------------------------     |
|    TITAN INSURANCE COMPANY    |     |   ----------------------------------
|       (TITAN INSURANCE)       |     |   |         VICTORIA FIRE &        |
|                               |     |   |        CASUALTY COMPANY        |
|Common Stock: 1,000,000 Shares |     |   |         (VICTORIA FIRE)        |
|------------                   |     |___|                                |
|                               |     |   |Common Stock:       1,500 Shares|___
|                               |     |   |------------                    |   |
|Titan-100%                     |     |   |                                |   |
---------------------------------     |   |                                |   |
                |                     |   |Victoria-100%                   |   |
                |                     |   ----------------------------------   |
---------------------------------     |                                        |
|    TITAN AUTO AGENCY, INC.    |     |                                        |
|             (MI)              |     |   ----------------------------------   |
|                               |     |   |       VICTORIA INSURANCE       |   |
|Common Stock:     1,000 Shares |     |   |           AGENCY INC.          |   |
|------------                   |     |   |                                |   |
|                               |     |___|Common Stock: 497 Shares Class B|___|
|                               |         |------------    3 Shares Class A|   |
|Titan Insurance-100%           |         |                                |   |
---------------------------------         |Victoria-100% of                |   |
                                          |Class A & Class B               |   |
                                          ----------------------------------   |
                                                                               |
                                                                               |
                                          ----------------------------------   |
                                          |      VICTORIA AUTOMOBILE       |   |
                                          |       INSURANCE COMPANY        |   |
                                          |                                |   |
                                          |Common Stock:       1,500 Shares|___|
                                          |------------                    |   |
                                          |                                |   |
                                          |                                |   |
                                          |Victoria Fire-100%              |   |
                                          ----------------------------------   |
                                                                               |
                                                                               |
                                          ----------------------------------   |
                                          |       VICTORIA NATIONAL        |   |
                                          |       INSURANCE COMPANY        |   |
                                          |                                |   |
                                          |Common Stock:       1,000 Shares|___|
                                          |------------                    |   |
                                          |                                |   |
                                          |                                |   |
                                          |Victoria Fire-100%              |   |
                                          ----------------------------------   |
                                                                               |
                                                                               |
                                          ----------------------------------   |
                                          |        VICTORIA SELECT         |   |
                                          |       INSURANCE COMPANY        |   |
                                          |                                |   |
                                          |Common Stock:       1,000 Shares|___|
                                          |-------------                   |   |
                                          |                                |   |
                                          |                                |   |
                                          |Victoria Fire-100%              |   |
                                          ----------------------------------   |
                                                                               |
                                                                               |
                                          ----------------------------------   |
                                          |       VICTORIA SPECIALITY      |   |
                                          |        INSURANCE COMPANY       |   |
                                          |                                |   |
                                          |Common Stock:       1,000 Shares|___|
                                          |------------                    |
                                          |                                |
                                          |                                |
                                          |Victoria Fire-100%              |
                                          ----------------------------------

                                NATIONWIDE(R)

                   --------------------------------------
___________________|           NATIONWIDE MUTUAL        |_____________________________________________
___________________|           INSURANCE COMPANY        |_____________________________________________
                   |               (CASUALTY)           |
                   |              (See Page 1)          |
                   --------------------------------------
                                      |
                                      |
                    ------------------------------------
                    |    THI HOLDINGS DELAWARE, INC.   |
                    |               (THI)              |
                    |                                  |
                    |Common Stock:         1,000 Shares|
                    |------------                      |
                    |                                  |
                    |                                  |
                    |THI-100%                          |
                    ------------------------------------
                                     |
                                     |
                                     |
_____________________________________|______________________________________________________________________________
                                     |
                     ----------------------------------
                     |     WHITEHALL HOLDINGS, INC.   |
                     |            (WHITEHALL)         |
                     |                                |
                     |Common Stock:       1,000 Shares|
                     |------------                    |
                     |                                |
                     |                                |
                     |THI-100%                        |
                     ----------------------------------
                                     |
                                     |
                                     |
                                     |
                                     |
----------------------------------   |   ----------------------------------
|      TITAN AUTO INSURANCE      |   |   |       WHITEHALL INSURANCE      |
|        OF ARIZONA, INC.        |   |   |      AGENCY OF TEXAS, INC.     |
|                                |   |   |                                |
|Common Stock:     100,000 Shares|___|___|Common Stock:       1,000 Shares|________________________
|------------                    |   |   |------------                    |                        |
|                                |   |   |                                |                        |
|                                |   |   |                                |                        |
|Whitehall-100%                  |   |   |Whitehall-100%                  |                        |
----------------------------------   |   ----------------------------------                        |
                                     |                                                             |
                                     |                                                             |
----------------------------------   |   ----------------------------------       ----------------------------------
|      TITAN AUTO INSURANCE      |   |   |           WHITEHALL OF         |       |         TITAN INSURANCE        |
|       OF NEW MEXICO, INC.      |   |   |           INDIANA, INC.        |       |           SERVICES INC.        |
|                                |   |   |                                |       |         (TITAN SERVICES)       |
|Common Stock:       1,000 Shares|___|___|Common Stock:      10,000 Shares|    ___|                                |
|------------                    |   |   |------------                    |   |   |Common Stock:           1 Share |
|                                |   |   |                                |   |   |------------                    |
|                                |   |   |                                |   |   |                                |
|Whitehall-100%                  |   |   |Whitehall-100%                  |   |   |Whitehall Ins.-100%             |
----------------------------------   |   ----------------------------------   |   ----------------------------------
                                     |                                        |
                                     |                                        |
----------------------------------   |   ----------------------------------   |   ----------------------------------
|      TITAN AUTO INSURANCE      |   |   |               WI OF            |   |   |      TITAN NATIONAL AUTO       |
|              (NV)              |   |   |           FLORIDA, INC.        |   |   |       CALL CENTER, INC.        |
|                                |   |   |                                |   |   |                                |
|Common Stock:       1,000 Shares|___|___|Common Stock:         100 Shares|   |___|Common Stock:         100 Shares|
|------------                    |   |   |------------                    |   |   |------------                    |
|                                |   |   |                                |   |   |                                |
|                                |   |   |                                |   |   |                                |
|Whitehall-100%                  |   |   |Whitehall-100%                  |   |   |Titan Services-100%             |
----------------------------------   |   ----------------------------------   |   ----------------------------------
                                     |                                        |
                                     |                                        |
----------------------------------   |   ----------------------------------   |   ----------------------------------
|      TITAN AUTO INSURANCE      |   |   |            TITAN AUTO          |   |   |         QUICK SURE AUTO        |
|      OF PENNSYLVANIA, INC.     |   |   |         INSURANCE, INC         |   |   |           AGENCY, INC.         |
|                                |   |   |                                |   |   |                                |
|Common Stock:       1,000 Shares|___|___|Common Stock:       1,000 Shares|   |___|Common Stock:       1,050 Shares|
|------------                    |   |   |------------                    |       |------------                    |
|                                |   |   |                                |       |                                |
|                                |   |   |                                |       |                                |
|Whitehall-100%                  |   |   |Whitehall-100%                  |       |Titan Services-100%             |
----------------------------------   |   ----------------------------------       ----------------------------------
                                     |
                                     |
                                     |   ----------------------------------
                                     |   |              WHI OF            |
                                     |   |          NEW YORK, INC.        |
                                     |   |                                |
                                     |___|Common Stock:         100 Shares|
                                         |------------                    |
                                         |                                |
                                         |                                |
                                         |Whitehall-100%                  |
                                         ----------------------------------

                --------------------------------------
________________|           NATIONWIDE MUTUAL        |
________________|        FIRE INSURANCE COMPANY      |
                |               (CASUALTY)           |
                |              (See Page 1)          |
                --------------------------------------















______________________________________________________________
                                                              |
                                                              |
                                                              |
                                              ----------------------------------
                                              |          TITAN HOLDINGS        |
                                              |        SERVICE CORPORATION     |
                                              |         (TITAN HOLDINGS)       |
                                              |                                |
                                              |Common Stock:      100,00 Share |
                                              |------------                    |
                                              |                                |
                                              |THI-100%                        |
                                              ----------------------------------




                                        Subsidiary Companies      __ Solid Line
                                        Contractual Association   __ Double Line
                                        Limited Liability Company __ Dotted Line
                                        December 31, 2003

________________________________________________________________________________
|                   |
|
|                   |
|
|                   |
|   ---------------------------------       ---------------------------------
|   |    NATIONWIDE TOWARZYSTWO     |       |  NATIONWIDE GLOBAL HOLDINGS,  |
|   |    UBEZPIECZEN NA ZYCIE SA    |       |     INC.-LUXEMBOURG BRANCH    |
|   |                               |       |             (BRANCH)          |
|   |Common Stock: 1,952,000 Shares |       |                               |___
|   |------------                   |       |                               |
|   |                               |       |                               |
|   |NGH-100%                       |       | Endowment Capital-            |
|   ---------------------------------       ---------------------------------
|                                                           |
|   ---------------------------------       ---------------------------------
|   |                               |       |                               |
|   |          NATIONWIDE           |       |     NGH LUXEMBOURG S.AA,R.L.  |
|   |      FINANCIAL SP. Z O.O.     |       |          (LUX SA)             |
|___|                               |       |Common Stock:      5,894 Shares|
|   |Common Stock: 40,950 Shares    |    ___|------------                   |
|   |------------                   |   |   |                               |
|   |                               |   |   |                               |
|   |                               |   |   |                               |
|   |NGH-100%                       |   |   |BRANCH-99.98%                  |
|   ---------------------------------   |   ---------------------------------
|                                       |
|   ---------------------------------   |   ---------------------------------
|   |      SIAM AR-NA-KHET          |   |   |         NGH UK, LTD.          |
|   |     COMPANY LTD. (SIAM)       |   |   |                               |
|---|                               |   |   |                               |
|   |                               |   |___|                               |
|   |                               |   |   |                               |
|   |                               |   |   |                               |
|   |NGH-48.99%                     |   |   |                               |
|   ---------------------------------   |   |LUX SA-100%                    |
|                   |                   |   ---------------------------------
|                   |                   |
|                   |                   |
|   ---------------------------------   |
|   |  NATIONWIDE LIFE ASSURANCE    |   |   ---------------------------------
|   |        COMPANY, LTD.          |   |   |   NATIONWIDE GLOBAL HOLDINGS  |
|   |                               |   |   |   -NGH BRASIL PARTICIPACOES,  |
|   |                               |   |   |       LTDA (NGH BRASIL)       |
|   |NGH-24.3%                      |   |___|                               |
|   |SIAM-37.7%                     |   |   |        Shares                 |
|   ---------------------------------   |   |        ------                 |___
|                                       |   |                               |
|                                       |   |                               |
|                                       |   |                               |
|                                       |   |LUX SA 6,164,899               |
|                                       |   |NGH    1                       |
|                                       |   ---------------------------------
|   --------------------------------|   |                   |
|   |     SBSC LTD (THAILAND)       |   |                   |
|   |Common Stock:           24,500 |   |   ---------------------------------
|   |------------                   |   |   |  NATIONWIDE MARITIMA VIDA e   |
|   |Shares                         |   |   |       PREVIDENCIA SA          |
|---|                               |   |   |                               |
    |NGH-.01%                       |   |   |Common Stock:  134,822,225     |
    |                               |   |   |------------   Shares          |
    |                               |   |   |                               |
    |                               |   |   |                               |
    |SIAM-48.98%                    |   |   |                               |
    ---------------------------------   |   |                               |
                                        |   |DPSA-86.4%                     |
                                        |   ---------------------------------
    ---------------------------------   |
    |     PANEUROLIFE (PEL)         |   |   ---------------------------------
    |                               |   |   |  EUROPE WIDE LIFE SA          |
    |Common Stock:  1,300,000 Shares|   |   |                               |
    |------------                   |___|___|                               |
    |                               |   |   |Common Stock:      65,000      |
    |                               |   |   |-------------                  |___
    |LUX SA-100%                    |   |   |                   Shares      |
    |LUF                            |   |   |                   ------      |
    ---------------------------------   |   |LUX Sa-100%        64,999      |
                  |                     |   |NGH                     1      |
                  |                     |   |                               |
    ---------------------------------   |   ---------------------------------
    |      VERTBOIS, SA             |   |
    |                               |   |   ---------------------------------
    |                               |   |   |       DANICA LIFE S.A         |
    |                               |   |   |                               |
    |                               |   |   |                               |
    |                               |   |___|                               |
    |                               |       |                               |
    |                               |       |                               |
    | PEL-99.99%                    |       |                               |
    | LUX SA-.01%                   |       |LUX SA-100%                    |
    ---------------------------------       ---------------------------------

                                                                        (middle)

                                     NATIONWIDE(R)

    -------------------
   |  FARMLAND MUTUAL  |
   | INSURANCE COMPANY |           --------------------
   |                   |___________|NATIONWIDE MUTUAL |_____________________________________________________
   |Guaranty Fund      |___________|INSURANCE COMPANY |_____________________________________________________
   |Certificate        |           |    (CASUALTY)    |
   |                   |           |   (See Page 1)   |                                      |
   |Casualty           |           --------------------                                      |
   |   (See Page 1)    |                                                                     |
    -------------------                                                                      |
                                                                            ------------------------------------
                                                                            | NATIONWIDE CORPORATION (NW CORP) |
                                                                            | Common Stock: 13,642,432 Shares  |
                                                                            | -------------                    |
                                                                            |                                  |
                                                                            |                                  |
                                                                            |                                  |
                                                                            |Casualty   95.2%                  |
                                                                            |Fire        4.8%                  |
                                                                            ------------------------------------
                                                                                             |
                                                                                             |
                         ___________________________________________________________________________________________________________
_______                 |                                               |                                        |
       |   ---------------------------------             ---------------------------------        ---------------------------------
       |   |      NATIONWIDE GLOBAL        |             |           NATIONWIDE          |        |      NATIONWIDE FINANCIAL     |
       |   |     HOLDINGS, INC. (NGH)      |             |        SECURITIES, INC.       |        |      SERVICES, INC. (NFS)     |
       |   |                               |             |                               |        |                               |
       |___|Common Stock:       1 Share    |             |Common Stock:   7,676 Share    |        |Common Stock:  Control         |
       |   |------------                   |             |------------                   |        |------------   -------         |
       |   |                               |             |                               |        |Class A      Public-100%       |
       |   |                               |             |                               |        |Class B      NW Corp-100%      |
       |   |NW Corp.-100%                  |             |NW Corp.-100%                  |        |       (See Page 5)            |
       |   ---------------------------------             ---------------------------------        ---------------------------------
       |   ---------------------------------
       |   |             NGH               |
       |   |       NETHERLANDS B.V.        |
       |   |                               |
       |___|Common Stock:         40 Shares|
       |   |------------                   |
       |   |                               |
       |   |                               |
       |   |NGH-100%                       |
       |   ---------------------------------
       |   ---------------------------------
       |   |            NATIONWIDE         |
       |   |       SERVICES SP. Z O.O.     |
       |   |                               |
       |   |Common Stock:         80 Shares|
       |___|------------                   |
       |   |                               |
       |   |                               |
       |   |NGH-100%                       |
       |   ---------------------------------
       |   ---------------------------------
       |   |        NATIONWIDE GLOBAL      |
       |   |          FINANCE, LLC         |
       |   |                               |
       |---|     Single Member Limited     |
       |   |        Liability Company      |
       |   |                               |
       |   |                               |
       |   |NGH-100%                       |
_______|   ---------------------------------

                                                                    (right side)

                                 -------------------------
                                 |NATIONWIDE MUTUAL      |
_________________________________|FIRE INSURANCE COMPANY |
_________________________________|       (FIRE)          |
                                 |    (See Page 1)       |
                                 -------------------------



________________________________________________________________
               |                                               |
               |                                               |
 ---------------------------------            ---------------------------------
 |      GARTMORE GLOBAL ASSET    |            |       GATES, MCDONALD         |
 |         MANAGEMENT TRUST      |            |      & COMPANY (GATES)        |
 |             (GGAMT)           |            |                               |
 |                               |       _____|Common Stock:        254 Shares|
 |                               |       |    |------------                   |
 |                               |       |    |                               |
 |NW Corp-100%                   |       |    |                               |
 |           (See Page 7)        |       |    |NW Corp.-100%                  |
 ---------------------------------       |    ---------------------------------
                                         |
                                         |
                                         |    ---------------------------------
                                         |    |    MEDPROSOLUTIONS, INC.      |
                                         |    |                               |
                                         |    |                               |
                                         |____|                               |
                                         |    |                               |
                                         |    |                               |
                                         |    |Gates-100%                     |
                                         |    ---------------------------------
                                         |
                                         |
                                         |    ---------------------------------
                                         |    |        GATES, MCDONALD &      |
                                         |    |    COMPANY OF NEW YORK, INC.  |
                                         |    |                               |
                                         |____|Common Stock:       3 Shares   |
                                         |    |------------                   |
                                         |    |                               |
                                         |    |                               |
                                         |    |Gates-100%                     |
                                         |    ---------------------------------
                                         |
                                         |    ---------------------------------
                                         |    |        GATES, MCDONALD &      |
                                         |    |       COMPANY OF NEVADA       |
                                         |    |                               |
                                         |    |Common Stock:         40 Shares|
                                         |____|------------                   |
                                         |    |                               |
                                         |    |                               |
                                         |    |Gates-100%                     |
                                         |    ---------------------------------
                                         |
                                         |    ---------------------------------
                                         |    |        GATESMCDONALD          |
                                         |    |      HEALTH PLUS, INC.        |
                                         |    |                               |
                                         |____|Common Stock:        200 Shares|
                                              |------------                   |
                                              |                               |
                                              |Gates-100%                     |
                                              ---------------------------------

                                        Subsidiary Companies      -- Solid Line
                                        Contractual Association   -- Double Line
                                        Limited Liability Company -- Dotted Line
                                        December 31, 2003

                                                                     (left side)



    -------------------
   |  FARMLAND MUTUAL  |
   | INSURANCE COMPANY |
   |                   |________________________
   |Guaranty Fund      |________________________
   |Certificate        |
   |                   |
   |Casualty           |
   |   (See Page 1)    |
   --------------------


          __________________________________________________________________________________________________
          |                                      |                      |
   ------------------------------    ---------------------------------- |   -----------------------------
   |        TBG INSURANCE       |    |   NATIONWIDE LIFE INSURANCE    | |   |    NATIONWIDE FINANCIAL   |
   |    SERVICES CORPORATION    |    |     COMPANY (NW LIFE)          | |   |   SERVICES CAPITAL TRUST  |
   |            (TGB)           |    |                                | |   |                           |
___|                            | ___| Common Stock: 3,814,779 Shares | |___|                           |
|  |                            | |  | ------------                   | |   |                           |
|  |                            | |  |                                | |   |                           |
|  |                            | |  |                                | |   |                           |
|  |NFS-63%                     | |  | NFS-100%                       | |   | NFS-63%                   |
|  ------------------------------ |  ---------------------------------- |   -----------------------------
|                                 |                                     |
|  ------------------------------ |                                     |   -----------------------------
|  |      TBG AVATION, LLC      | |  ---------------------------------- |   |   CAP PRO HOLDING, INC.   |
|  |                            | |  |      NATIONWIDE LIFE AND       | |   |                           |
|  |                            | |  |   ANNUITY INSURANCE COMPANY    | |   |                           |
|  |                            | |  |                                | |   |                           |
|__|                            | |__| Common Stock: 66,000 Shares    | |___|                           |
|  |                            | |  | ------------                   |     |                           |
|  |                            | |  |                                |     |                           |
|  |TGB-100%                    | |  | NW Life-100%                   |     | NFS-63%                   |
|  ------------------------------ |  ----------------------------------     -----------------------------
|                                 |
|  ------------------------------ |  ----------------------------------
|  |    TBG DANCO INSURANCE     | |  |      NATIONWIDE INVESTMENT     |
|  |         COMPANY            | |  |      SERVICES CORPORATION      |
|  |                            | |  |                                |
|__|                            | |__| Common Stock: 5,000 Shares     |
|  |                            | |  | ------------                   |
|  |                            | |
|  |                            | |  |                                |
|  |TGN-100%                    | |  |                                |
|  ------------------------------ |  | NW Life-100%                   |
|                                 |  ----------------------------------
|  ------------------------------ |
|  | TGB FINANCIAL & INSURANCE  | |  ----------------------------------
|  |    SERVICES CORPORATION    | |  |      NATIONWIDE FINANCIAL      |
|__|                            | |__|       ASSIGNMENT COMPANY       |
|  |                            | |  |                                |
|  |                            | |  | NW LIFE-100%                   |
|  |                            | |  ----------------------------------
|  |                            | |
|  |TGN-100%                    | |  ----------------------------------
|  ------------------------------ |  | NATIONWIDE PROPERTIES LTD.     |
|                                 |  |                                |
|  ------------------------------ |  | Units:                         |
|  | TGB FINANCIAL & INSURANCE  | |__| -----                          |
|  |    SERVICES CORPORATION    | |  | NW LIFE-97.6%                  |
|  |         OF HAWAII          | |  | Casualty-2.4%                  |
|__|                            | |  ----------------------------------
|  |                            | |
|  |                            | |  ----------------------------------
|  |                            | |  |    NATIONWIDE COMMUNITY        |
|  |TGN-100%                    | |  |   DEVELOPMENT CORP., LLC       |
|  ------------------------------ |  |                                |
|                                 |--| Units:                         |
|  ------------------------------ |  | -----                          |
|  |      WILLIAM J. LYNCH &    | |  | NW LIFE-67%                    |
|  |        ASSOCIATES, INC.    | |  | NW Indemnity-33%               |
|  |                            | |  ----------------------------------
|  |                            | |
|__|                            | |  ----------------------------------
   |                            | |  |     NATIONWIDE AFFORDABLE      |
   |                            | |  |         HOUSING, LLC           |
   |TGN-100%                    | |--|                                |
   ------------------------------    | NW Life-45%                    |
                                     | NW Indemnity-45%               |
                                     ----------------------------------

                                                                        (middle)

                                         NATIONWIDE(R)

                         ---------------------
   ______________________| NATIONWIDE MUTUAL |_________________________________
   ______________________| INSURANCE COMPANY |_________________________________
                         |    (CASUALTY)     |                  |
                         |   (See Page 1)    |                  |
                         ---------------------                  |
                                                                |
                                          ---------------------------------------------
                                          |      NATIONWIDE CORPORATION (NW CORP)     |
                                          |          Common Stock:    13,642,432      |
                                          |          ------------       Shares        |
                                          |                             ------        |
                                          | Casualty         95.2%                    |
                                          | Fire              4.8%                    |
                                          ---------------------------------------------
                                                                |
                                                                |
                                               ------------------------------------
                                               |      NATIONWIDE FINANCIAL        |
                                               |      SERVICES, INC. (NFS)        |
                                               | Common Stock:       Control      |
                                               | ------------        -------      |
                                               | Class A             Public-100%  |
                                               | Class B             NW Corp-100% |
                                               ------------------------------------
                                                                |
                                                                |
          _________________________________________________________________________________________________________________________
                                      |                                 |                                       |
                        -----------------------------       ----------------------------        -----------------------------------
                        |     NATIONWIDE TRUST      |       |   NFS DISTRIBUTORS, INC. |        |    NATIONWIDE FINANCIAL         |
                        |       COMPANY, FSB        |       |          (NFSDI)         |        |  SERVICES CAPITAL TRUST II      |
                        |                           |       |                          |        |                                 |
                        | Common Stock: 2,800,000   |       |                          |        |                                 |
                        | ------------  Shares      |       |                          |        |                                 |
                        |                           |       |                          |        |                                 |
                        |                           |       |                          |        |                                 |
                        | NFS-100%                  |       |  NFS-100%                |        | NFS-100%                        |
                        -----------------------------       ----------------------------        -----------------------------------
                                                                        |
                                      _____________________________________________________________________________________________
                                      |                                 |                                       |
                                      |                                 |                                       |
                        -----------------------------       ----------------------------        -----------------------------------
                        |    NATIONWIDE FINANCIAL   |       |    NATIONAL DEFERRED     |        |                                 |
                        |  INSTITUTION DISTRIBUTORS |       |    COMPENSATION, INC.    |        |   THE 401(K) COMPANIES, INC.    |
                        |    AGENCY, INC. (NFIDAI)  |       |                          |        |          (401(K))               |
                        |                           |       |                          |        |                                 |
                        | Common Stock: 1,000 Shares|       |                          |        |                                 |
                        | ------------              |       |                          |        |                                 |
                        |                           |       |                          |        |                                 |
                        | NFSDI-100%                |       | NFSDI-100%               |        | NFSDI-100%                      |
                        -----------------------------        ---------------------------        -----------------------------------
                                      |                                 ||                                      |
    --------------------------------- |   ----------------------------- ||                                      |
    |    FINANCIAL HORIZONS         | |   |                           | ||                                      |
    |    DISTRIBUTORS AGENCY        | |   |                           | ||                                      |
    |     OF ALABAMA, INC.          | |   |        FLORIDA            | ||                                      |
    |                               |_|   |        RECORDS            |_||                                      |
    | Common Stock: 10,000 Shares   | |   |    ADMINISTRATOR, INC     |__|                                      |
    | ------------                  | |   |                           |                                         |
    |                               | |   |                           |                                         |
    |                               | |   |                           |                                         |
    | NFIDAI-100%                   | |   |                           |                                         |
    --------------------------------- |   -----------------------------                                         |
                                      |                                                                         |
    --------------------------------- |   -----------------------------      --------------------------------   |
    |    LANDMARK FINANCIAL         | |   |                           |      |      401(k) INVESTMENT       |   |
    |       SERVICES OF             | |   |                           |      |      SERVICES, INC.          |   |
    |                               | |   |    FINANCIAL HORIZONS     |      |                              |   |
    |      NEW YORK, INC.           | |  _|       DISTRIBUTORS        |      |Common Stock: 1,000,000 Shares|___|
    | Common Stock: 10,000 Shares   |_|  _|   AGENCY OF OHIO, INC     |      |-------------                 |   |
    | ------------                  | |   |                           |      |                              |   |
    |                               | |   |                           |      |                              |   |
    | NFIDAI-100%                   | |   |                           |      |401(k)-100%                   |   |
    --------------------------------- |   -----------------------------      --------------------------------   |
                                      |                                                                         |
    --------------------------------- |   -----------------------------      --------------------------------   |
    |    FINANCIAL HORIZONS         | |   |                           |      |      401(k) INVESTMENT       |   |
    |      SECURITIES CORP.         | |   |                           |      |       ADVISORS, INC.         |   |
    |                               | |   |    FINANCIAL HORIZONS     |      |                              |   |
    | Common Stock: 10,000 Shares   | |  _|       DISTRIBUTORS        |      |Common Stock: 1,000 Shares    |___|
    | ------------                  |_|  _|        AGENCY OF          |      |-------------                 |   |
    |                               | |   |      OKLAHOMA, INC        |      |                              |   |
    |                               | |   |                           |      |                              |   |
    | NFIDAI-100%                   | |   |                           |      |401(k)-100%                   |   |
    --------------------------------- |   -----------------------------      --------------------------------   |
                                      |                                                                         |
    --------------------------------- |   -----------------------------      --------------------------------   |
    |   AFFILIATE AGENCY, INC.      | |   |                           |      |    THE 401(k) COMPANY        |   |
    |                               | |   |                           |      |                              |   |
    | Common Stock: 100 Shares      | |   |    FINANCIAL HORIZONS            |Common Stock: 855,000 Shares  |   |
    | ------------                  |_|  _|       DISTRIBUTORS        |      |-------------                 |___|
    |                               | |  _|   AGENCY OF TEXAS, INC    |      |                              |
    |                               | |   |                           |      |                              |
    | NFIDAI-100%                   | |   |                           |      |401(k)-100%                   |
    --------------------------------- |   -----------------------------      --------------------------------
                                      |
    --------------------------------- |   ------------------------------
    |    NATIONWIDE FINANCIAL       | |   |      AFFILIATE AGENCY      |
    |  INSTITUTION DISTRIBUTORS     | |   |        OF OHIO, INC.       |
    |INSURANCE AGENCY, INC. OF MASS.| |   |                            |
    | Common Stock: 100 Shares      |_| __| Common Stock: 750 Shares   |
    | ------------                  | |   | ------------               |
    |                               | |   |                            |
    | NFIDAI-100%                   | |   | NFIDAI-100%                |
    --------------------------------- |   ------------------------------
                                      |
    --------------------------------- |
    |    NATIONWIDE FINANCIAL       | |
    |  INSTITUTION DISTRIBUTORS     | |
    | AGENCY, INC. OF NEW MEXICO    | |
    | Common Stock: 100 Shares      |_|
    | ------------                  |
    |                               |
    | NFIDAI-100%                   |
    ---------------------------------

                                                                    (right side)

            -------------------------
            |    NATIONWIDE MUTUAL   |
____________| FIRE INSURANCE COMPANY |
____________|          (FIRE)        |
            |     (See Page 1)       |
            --------------------------


 _______________________________________________________________________________________________________________
                                      |                   |                |                                    |
                       --------------------------------   |   -----------------------------      -------------------------------
                       |  PENSION ASSOCIATES, INC.    |   |   | NATIONWIDE LIFE INSURANCE |      |     NATIONWIDE FINANCIAL     |
                       |                              |   |   |    COMPANY OF AMERICA     |      |    SERVICES, (BERMUDA) LTD.  |
                       | Common Stock: 1,000 Shares   |   |   |         (NLICA)           |      |            (NFSB)            |
                       | ------------                 |   |   |                           |      | Common Stock: 250,000 Shares |
                       |                              |   |   |                           |      |                              |
                       |                              |   |   |                           |      |                              |
                       | NFS-100%                     |   |   | NFS-100%      (See Page 6)|      | NFS-100%                     |
                       --------------------------------   |   -----------------------------      -------------------------------
                                                          |                                                      |
 _______________________________________                  |                                                      |
                                       |                  |                                                      |
                        --------------------------------  |   -----------------------------      --------------------------------
                        |    NATIONWIDE RETIREMENT     |  |   | NATIONWIDE FINANCIAL      |      |     NFSB INVESTMENTS LTD.    |
                        |    SOLUTIONS, INC. (NRS)     |  |   | STRUCTURED PRODUCTS, LlLC |      |                              |
                        |                              |  |   |                           |      | Common Stock: 12,000 Shares  |
                        | Common Stock: 236,494 Shares |  |---|                           |      | ------------                 |
                        | -------------                |      |                           |      |                              |
                        |                              |      |                           |      |                              |
                        | NFSDI-100%                   |      | NFS-100%                  |      | NFSB-100%                    |
                        --------------------------------     -----------------------------      --------------------------------
                                    |
                                    |
   -------------------------------- | -----------------------------
   |   NATIONWIDE RETIREMENT      | | |   NATIONWIDE RETIREMENT   |
   |    SOLUTIONS, INC. OF        | | |    SOLUTIONS, INC. OF     |
   |         ALABAMA              | | |        NEW MEXICO         |
   | Common Stock: 10,000 Shares  |_|_| Common Stock: 1,000 Shares|
   | ------------                 | | | ------------              |
   |                              | | |                           |
   | NRS-100%                     | | | NRS-100%                  |
   -------------------------------- | -----------------------------
                                    |
   -------------------------------- | -----------------------------
   |   NATIONWIDE RETIREMENT      | | |   NATIONWIDE RETIREMENT   |
   |    SOLUTIONS, INC. OF        | | |    SOLUTIONS, INC. OF     |
   |         ARIZONA              | | |        SO. DAKOTA         |
   | Common Stock: 1,000 Shares   |_|_| Common Stock: 1,000 Shares|
   | ------------                 | | | ------------              |
   |                              | | |                           |
   | NRS-100%                     | | | NRS-100%                  |
   -------------------------------- | -----------------------------
                                    |
   -------------------------------- | -----------------------------
   |   NATIONWIDE RETIREMENT      | | |   NATIONWIDE RETIREMENT   |
   |    SOLUTIONS, INC. OF        | | |    SOLUTIONS, INC. OF     |
   |        ARKANSAS              | | |         WYOMING           |
   | Common Stock: 50,000 Shares  |_|_| Common Stock: 500 Shares  |
   | ------------                 | | | ------------              |
   |                              | | |                           |
   | NRS-100%                     | | | NRS-100%                  |
   -------------------------------- | -----------------------------
                                    |
   -------------------------------- | -----------------------------
   |   NATIONWIDE RETIREMENT      | | |                           |
   |      SOLUTIONS, INS.         | | |                           |
   |        AGENCY, INC.          | |_|   NATIONWIDE RETIREMENT   |
   | Common Stock: 1,000 Shares   |_|_|    SOLUTIONS, INC. OF     |
   | ------------                 | | |           OHIO            |
   |                              | | |                           |
   | NRS-100%                     | | |                           |
   -------------------------------- | -----------------------------
                                    |
   -------------------------------- | -----------------------------
   |   NATIONWIDE RETIREMENT      | | |                           |
   |    SOLUTIONS, INC. OF        | | |                           |
   |         MONTANA              | | |   NATIONWIDE RETIREMENT   |
   |                              | |_|    SOLUTIONS, INC. OF     |
   | Common Stock: 500 Shares     |_|_|         OKLAHOMA          |
   | ------------                 | | |                           |
   |                              | | |                           |
   | NRS-100%                     | | |                           |
   -------------------------------  | -----------------------------
                                    |
   -------------------------------- | -----------------------------
   |   NATIONWIDE RETIREMENT      | | |                           |
   |    SOLUTIONS, INC. OF        | | |                           |
   |          NEVADA              | | |   NATIONWIDE RETIREMENT   |
   | Common Stock: 1,000 Shares   | |_|    SOLUTIONS, INC. OF     |
   | ------------                 |_|_|           TEXAS           |
   |                              |   |                           |
   | NRS-100%                     |   |                           |
   --------------------------------   -----------------------------

                                       Subsidiary Companies      -- Solid Line
                                       Contractual Association   -- Double Line
                                       Limited Liability Company -- Dotted Line

                                       December 31, 2003

                                                                     (left side)

                                                             NATIONWIDE(R)

  ---------------------           --------------------------
  | FARMLAND MUTUAL   |___________|    NATIONWIDE MUTUAL   |____________________________
  | INSURANCE COMPANY |___________|    INSURANCE COMPANY   |____________________________
  |                   |           |      (CASUALTY)        |                |
  |  Guaranty Fund    |           |      (See Page 1)      |                |
  |  -------------    |           --------------------------                |
  |  Certificate      |                                                     |
  |  -----------      |                                                     |
  |                   |                                                     |
  |  Casualty         |                                                     |
  |     (See Page 1)  |                                                     |
  ---------------------                                                     |
                                                                            |
                                                                            |
                                                                            |
                                                        ------------------------------------------
                                                        |    NATIONWIDE CORPORATION (NW CORP)    |
                                                        |                                        |
                                                        |    Common Stock:  13,642,432 Shares    |
                                                        |    -------------                       |
                                                        |                                        |
                                                        |                                        |
                                                        |            Shares                      |
                                                        |            ------                      |
                                                        | Casualty   95.2%                       |
                                                        | Fire        4.8%                       |
                                                        ------------------------------------------
                                                                             |
                                                                             |
                                                                             |
                                                              ---------------------------------
                                                              |     NATIONWIDE FINANCIAL      |
                                                              |     SERVICES, INC. (NFS)      |
                                                              |                               |
                                                              | Common Stock:   Control       |
                                                              | -------------   -------       |
                                                              | Class A         Public - 100% |
                                                              | Class B         NW Corp - 100%|
                                                              ---------------------------------
                                                                              |
                                                                              |
                                                                              |
                                                               ----------------------------------
                                                               |  NATIONWIDE LIFE INSURANCE     |
                                                               |      COMPANY OF AMERICA        |
                        _______________________________________|           (NLICA)              |
                        |                             |        |                                |
                        |                             |        | NFS - 100%                     |
                        |                             |        ----------------------------------
                        |                             |                               |
                        |                             |                               |
                        |                             |                               |
          -----------------------------   -----------------------------     -----------------------
          |    NATIONWIDE LIFE AND    |   | NATIONWIDE LIFE INSURANCE |     |      NATIONWIDE     |
          |     ANNUITY COMPANY OF    |   |    COMPANY OF DELAWARE    |     |  PROVIDENT HOLDING  |
          |          AMERICA          |   |                           |  ___|       COMPANY       |___
          |                           |   |                           |  |  |        (NPHC)       |
          |                           |   |                           |  |  |                     |
          | NLICA - 100%              |   | NLICA - 100%              |  |  |    NLICA - 100%     |
          -----------------------------   -----------------------------  |  -----------------------
                                                                         |
                                                                         |
                                          -----------------------------  |  -----------------------
                                          |     WASHINGTON SQUARE     |  |  |   FOUR P FINANCE    |
                                          |      ADMINISTRATIVE       |  |  |      COMPANY        |
                                          |       SERVICES, INC.      |__|__|                     |
                                          |                           |  |  |                     |
                                          | NPHC - 100%               |  |  | NPHC - 100%         |
                                          -----------------------------  |  -----------------------
                                                                         |
                                                                         |
                                          -----------------------------  |  -----------------------
                                          |                           |  |  |                     |
                                          |          SOFTWARE         |  |  |     NATIONWIDE      |
                                          |        DEVELOPMENT        |  |  |     PROVIDENT       |
                                          |           CORP.           |__|__| DISTRIBUTORS, INC.  |
                                          |                           |  |  |                     |
                                          |                           |  |  |                     |
                                          | NPHC - 100%               |  |  | NPHC - 100%         |
                                          -----------------------------  |  -----------------------
                                                                         |
                                                                         |
                                          -----------------------------  |  -----------------------
                                          |     RF ADVISERS, INC.     |  |  |    DELFI REALTY     |
                                          |                           |  |  |    CORPORATION      |
                                          |                           |  |  |                     |
                                          |                           |__|__|                     |
                                          | NPHC - 100%               |  |  | NPHC - 100%         |
                                          -----------------------------  |  -----------------------
                                                                         |
                                                                         |
                                          -----------------------------  |  -----------------------
                                          |         PNAM, INC.        |  |  |   INSTITUTIONAL     |
                                          |                           |  |  |   CONCEPTS, INC.    |
                                          |                           |__|__|                     |
                                          |                           |  |  |                     |
                                          | NPHC - 100%               |  |  | NPHC - 100%         |
                                          -----------------------------  |  -----------------------
                                                                         |
                                                                         |
                                          -----------------------------  |  -----------------------
                                          |     PROVESTCO, INC.       |  |  |    1717 CAPITAL     |
                                          |                           |  |  | MANAGEMENT COMPANY  |___
                                          |                           |__|__|                     |___
                                          |                           |     |                     |
                                          | NPHC - 100%               |     | NPHC - 100%         |
                                          -----------------------------     -----------------------

                                                                    (right side)

          -------------------------------------
          |         NATIONWIDE MUTUAL         |
__________|      FIRE INSURANCE COMPANY       |
__________|             (FIRE)                |
          |          (See Page 1)             |
          -------------------------------------













     -----------------------------   -----------------------------
     |      RCMD FINANCIAL       |   |      1717 BROKERAGE       |
     |      SERVICES, INC.       |   |      SERVICES, INC.       |
     |         (RCMD)            |   |           (BSI)           |
_____|                           |___|                           |
     |                           |   |                           |
     |  NPHC - 100%              |   |  RCMD - 100%              |
     -----------------------------   -----------------------------
                   |                               |
                   |                               |
     -----------------------------   -----------------------------
     |       1717 ADVISORY       |   |       1717 INSURANCE      |
     |       SERVICES, INC.      |   |        AGENCY OF          |
     |                           |   |      MASSACHUSETTS, INC.  |
     |                           |   |                           |
     |  RCMD - 100%              |   |  BSI - 100%               |
     -----------------------------   -----------------------------






    -----------------------------
    |                           |
 ___|     1717 INSURANCE        |
 ___|   AGENCY OF TEXAS, INC.   |
    |                           |
    -----------------------------

                                         Subsidiary Companies      - Solid Line
                                         Contractual Association   - Double Line
                                         Limited Liability Company - Dotted Line

                                         December 31, 2003

                                                                     (left side)

                ---------------------
                |  FARMLAND MUTUAL  |
                | INSURANCE COMPANY |
                |                   |
                |Guaranty Fund      |
                |-------------      |_______________________
                |Certificate        |_______________________
                |-----------        |
                |                   |
                |Casualty           |
                |   (See Page 1)    |
                ---------------------

                                                _______________________________
                                                |                 _____________
 ---------------------------                    |                |
|     AUDENSTAR LIMITED     |      ---------------------------   |
|           (AL)            |     |     NATIONWIDE ASSET      |  |
|                           |__   | MANAGEMENT HOLDINGS, LTD. |  |
|                           |  |  |         (NAMHL)           |  |
|                           |  |  |                           |  |
| GGAMT - 100%              |  |  |                           |  |
 ---------------------------   |  | GGAMT - 100%              |  |
              |                |   ---------------------------   |
 ---------------------------   |                |                |
|  RIVERVIEW INTERNATIONAL  |  |   ---------------------------   |
|        GROUP, INC.        |  |  |     GARTMORE GROUP LTD.   |  |
|           (RIG)           |  |  |           (GGL)           |  |
|                           |__|__|                           |  |
|                           |     |                           |  |
| GGAMT - 79%               |   __| NAMHL - 83%               |  |
| AL - 21%                  |  |   ---------------------------   |
 ---------------------------   |                |                |
              |                |   ---------------------------   |
              |                |  |   NATIONWIDE UK HOLDING   |  |
 ---------------------------   |  |       COMPANY, LTD.       |  |
|  GARTMORE RIVERVIEW, LLC  |  |  |        (NUKHCL)           |  |
|                           |  |  |                           |  |
|                           |  |  |                           |  |
|                           |  |  | GGL - 100%                |  |
|                           |  |   ---------------------------   |
| RIG - 70%                 |  |                |                |
 ---------------------------   |   ---------------------------   |
                               |  |     ASSET MANAGEMENT      |  |
                               |  |       HOLDINGS PLC        |  |
                               | _|         (AMH)             |  |
                               || |                           |  |
                               || |                           |  |
                               || | NUKHCL - 100%             |  |
                               ||  ---------------------------   |
                               ||               |                |
                               ||  ---------------------------   |
                               || |    GARTMORE INVESTMENT    |  |
                               || |       MANAGEMENT PLC      |  |
                               ||_|           (GIM)           |__|__
                               || |                           |  |
                               || | AMH - 99.99%              |  |
                               || | GNL - .01%                |  |
                               ||  ---------------------------   |
                               ||               |                |
                               ||  ---------------------------   |
                               || |    AMH INVESTMENTS        |  |
                               || |                           |  |
                               ||_|                           |  |
                               |  |                           |  |
                               |  |                           |  |
                               |  | AMH - 100%                |  |__
                               |   ---------------------------
                               |               |
                               |   ---------------------------
                               |  |      GARTMORE GLOBAL      |
                               |  |      INVESTMENTS, INC.    |
                               |__|           (GGL)           |
                                  |                           |
                                  |                           |
                                  |        (See Page 8)       |
                                   ---------------------------

                                                                        (middle)

                              NATIONWIDE(R)

   -------------------
__| NATIONWIDE MUTUAL |____________________________________________________________________________
__| INSURANCE COMPANY |____________________________________________________________________________
  |   (CASUALTY)      |               |
  |  (See Page 1)     |               |
   -------------------                |
                 ----------------------------------------
                |    NATIONWIDE CORPORATION (NW CORP)    |
                |       Common Stock:  13,642,432        |
                |       ------------        Shares       |
                |                                        |
                |                                        |
                |  Casualty   95.2%                      |
                |  Fire        4.8%                      |
                 ----------------------------------------
                                    |
                                    |
                   -------------------------------------
                  |          GARTMORE GLOBAL            |
                  |          ASSET MANAGEMENT           |
                  |           TRUST (GGAMT)             |
                  |                                     |
                  |       NW Corp.-100%                 |
                   -------------------------------------
                                   |
                                   |
 ___________________________________
 ________________________________________________________________________________________________
                     |             |                               |    --------------------------
      --------------------------   |   --------------------------  |   | GARTMORE INVESTMENT LTD. |
     |    GARTMORE INVESTMENT   |  |  |    GARTMORE FUND         | |   |          (GIL)           |
     |       SERVICES LTD.      |  |  |    MANAGERS LTD.         | |__ |                          |
  ___|          (GISL)          |  |__|       (GFM)              | |   |                          |
  |  |                          |  |  |                          | |   | GIM - 99.9%              |
  |  | GIM - 80%                |  |  | GIM - 99.99%             | |   | GNL - 0.1%               |
  |  | GNL - 20%                |  |  | GNL - .01%               | |    --------------------------
  |   --------------------------   |   --------------------------  |                |
  |                                |                |              |    --------------------------
  |   --------------------------   |   --------------------------  |   |      GARTMORE JAPAN      |
  |  |                          |  |  |                          | |   |         LIMITED          |
  |  |    GARTMORE INVESTMENT   |  |  |     FENPLACE LIMITED     | |   |                          |
  |  |       SERVICES GMBH      |  |  |                          | |   |                          |
  |__|                          |  |  |                          | |   |                          |
  |  |                          |  |  |                          | |   | GIL - 100%               |
  |  |                          |  |  | GFM - 100%               | |   |                          |
  |  | GISL - 100%              |  |  |                          | |    --------------------------
  |   --------------------------   |   --------------------------  |
  |                                |                               |    --------------------------
  |   --------------------------   |   --------------------------  |   |    GARTMORE 1990 LTD.    |
  |  |  GARTMORE FUND MANAGERS  |  |  |     GARTMORE PENSION     | |   |                          |
  |  |  INTERNATIONAL LIMITED   |  |  |      TRUSTEES, LTD.      | |___|                          |
  |__|         (GFMI)           |  |__|                          | |   |                          |
     |                          |     |                          | |   | GIM - 50%                |
     | GISL - 99.99%            |     | GIM - 99%                | |   | GSL - 50%                |
     | GSL - .01%               |     | GSL - 1%                 | |    --------------------------
      --------------------------       --------------------------  |
                    |                                              |    --------------------------
      --------------------------                                   |   |   GARTMORE INDOSUEZ UK   |
      |   GARTMORE MANAGERS      |                                 |   | RECOVERY FUND (G.P.) LTD.|
      |      (JERSEY) LTD.       |                                 |___|    (GENERAL PARTNER)     |
      |                          |                                 |   |                          |
      | GFMI - 94%               |                                 |   | GIM - 50%                |
      | GSL - 3%                 |                                 |   | GNL - 50%                |
      | GIM - 3%                 |                                 |    --------------------------
       --------------------------                                  |
                                                                   |    --------------------------
      --------------------------                                   |   |GARTMORE 1990 TRUSTEE LTD.|
     |                          |                                  |   |    (GENERAL PARTNER)     |
     |     GARTMORE NO. 1       |                                  |___|                          |
     |  GENERAL PARTNER, LTD.   |                                      |                          |
_____|                          |                                      | GIM - 50%                |
     |                          |                                      | GSL - 50%                |
     |                          |                                       --------------------------
     | GIM - 100%               |
      --------------------------

      --------------------------
     |     GARTMORE NO. 2       |
     |  GENERAL PARTNER, LTD.   |
_____|                          |
     |                          |
     |                          |
     | GIM - 100%               |
      --------------------------

          -------------------------------------
          |        NATIONWIDE MUTUAL          |
__________|      FIRE INSURANCE COMPANY       |
__________|             (FIRE)                |
          |          (See Page 1)             |
          -------------------------------------



 _________________________________________________
|                                                |
|   --------------------------       --------------------------
|  |  DAMIAN SECURITIES LTD.  |     |    GARTMORE CAPITAL      |
|  |                          |     |     MANAGEMENT LTD.      |
|__|                          |     |          (GCM)           |
|  |                          |     |                          |
|  | GIM - 50%                |     | GIM - 99.99%             |
|  | GSL - 50%                |     | GSL - 0.1%               |
|   --------------------------       --------------------------
|                                                |
|   --------------------------       --------------------------
|  |  GARTMORE NOMINEES LTD.  |     |    GARTMORE U.S. LTD.    |
|  |          (GNL)           |     |         (GUS)            |
|__|                          |     |                          |
|  |                          |     |                          |
|  |                          |     |                          |
|  | GIM - 99.99%             |     |                          |
|  | GSL - .01%               |     | GCM - 100%               |
|   --------------------------       --------------------------
|                                                |
|   --------------------------       --------------------------
|  | GARTMORE SECURITIES LTD. |     | GARTMORE GLOBAL PARTNERS |
|  |          (GSL)           |     |    (GENERAL PARTNER)     |
|__|                          |_____|                          |
|  |                          |     |                          |
|  | GIM - 99.99%             |     | GUS - 50%                |
|  | GNL - .01%               |     | GSL - 50%                |
|   --------------------------       --------------------------
|
|   --------------------------
|  |    GIL NOMINEES LTD.     |
|  |                          |
|__|                          |
   |                          |
   | GIM - 50%                |
   | GSL - 50%                |
    --------------------------

                                       Subsidiary Companies      -- Solid Line
                                       Contractual Association   -- Double Line
                                       Limited Liability Company -- Dotted Line

                                       December 31, 2003

                                                                     (left side)

                                  NATIONWIDE(R)

-----------------------                      -------------------------------------
|   FARMLAND MUTUAL   |                      |        NATIONWIDE MUTUAL          |
|  INSURANCE COMPANY  |______________________|        INSURANCE COMPANY          |_____________________________________
|                     |______________________|                                   |_____________________________________
| Guaranty Fund       |                      |            (CASUALTY)             |                   |
| Certificate         |                      |           (See Page 1)            |                   |
|                     |                      -------------------------------------                   |
| Casualty            |                                                                              |
|    (See Page 1)     |                                                                              |
-----------------------                                                                              |
                                                                                   ------------------------------------
                                                                                   | NATIONWIDE CORPORATION (NW CORP) |
                                                                                   |   Common Stock:     13,642,432   |
                                                                                   |   ------------        Shares     |
                                                                                   |                                  |
                                                                                   | Casualty-95.2%                   |
                                                                                   | Fire-4.8%                        |
                                                                                   ------------------------------------
                                                                                                    |
                                                                                                    |
                                                                                   ------------------------------------
                                                                                   |         GARTMORE GLOBAL          |
                                                                                   |         ASSET MANAGEMENT         |
                                                                                   |           TRUST (GGAMT)          |
                                                                                   |                                  |
                                                                                   |                                  |
                                                                                   | NW Corp.-100%                    |
                                                                                   ------------------------------------
                                                                                                    |
                                                                                                    |
                                                                                   ------------------------------------
                                                                                   |           NATIONWIDE ASSET       |
                                                                                   |       MANAGEMENT HOLDINGS, LTD   |
                                                                                   |              (NAMHL)             |
                                                                                   |                                  |
                                                                                   |                                  |
                                                                                   | GGAMT-100%                       |
                                                                                   ------------------------------------
                                                                                                    |
                                                                                                    |
                                                                                   ------------------------------------
                                                                                   |         GARTMORE GROUP LTD       |
                                                                                   |               (GGL)              |
                                                                                   |                                  |
                                                                                   |                                  |
                                                                                   | NAMHL-83%                        |
                                                                                   ------------------------------------
                                                                                                    |
                                                                                                    |
                                                                                   -------------------------------------
                                                                                   |         GARTMORE GLOBAL           |
                                                                                   |      INVESTMENTS, INC. (GGI)      |
                                                                                   |                                   |
                                                                                   | Common Stock: 958,750 Shares      |
               ____________________________________________________________________| ------------                      |
               |                                    |                              | GGAMT-94%                         |
               |                                    |                              | Preferred Stock: 500,000 Shares   |
               |                                    |                              | ---------------                   |
               |                                    |                              | GGAMT-100%                        |
               |                                    |                              -------------------------------------
--------------------------------     ---------------------------------
|    GARTMORE MUTUAL FUND      |     |    GARTMORE S.A. CAPITAL      |
|        CAPITAL TRUST         |  ___|         TRUST (GSA)           |
|                              |  |  |                               |__________________________________________________
|                              |  |  |                               |
|    DELAWARE BUSINESS TRUST   |  |  |   DELAWARE BUSINESS TRUST     |
--------------------------------  |  ---------------------------------
                                  |                   |
                                  |                   |
                                  |  ---------------------------------
                                  |  |       GARTMORE SEPARATE       |
                                  |  |         ACCOUNTS, LLC         |
                                  |__|                               |
                                  |  |                               |
                                  |  | GSA-60%                       |
                                  |  ---------------------------------
                                  |                   |
                                  |                   |
                                  |  ---------------------------------
                                  |  |        GARTMORE EMERGING      |
                                  |__|          MANAGERS, LLC        |
                                     |              (GEM)            |
                                   __|                               |
                                  |  | GSA-100%                      |
                                  |  ---------------------------------
                                  |                   |
                                  |                   |
                                  |  ---------------------------------
                                  |  |           NORTHPOINTE         |
                                  |  |           CAPITAL LLC         |
                                  |--|                               |
                                  |  |                               |
                                  |  | GEM-65%                       |
                                  |  ---------------------------------
                                  |                   |
                                  |                   |
                                  |  ---------------------------------
                                  |  |          CODA CAPITAL         |
                                  |  |         MANAGEMENT LLC        |
                                  |--|                               |
                                     |                               |
                                     | GEM-79%                       |
                                     ---------------------------------

                                                                    (right side)
          -------------------------------------
          |        NATIONWIDE MUTUAL          |
__________|      FIRE INSURANCE COMPANY       |
__________|             (FIRE)                |
          |          (See Page 1)             |
          -------------------------------------

                                   ------------------------------  -------------------------   ------------------------------------
                                   |   GARTMORE GLOBAL ASSET    |   |      GGI MGT LLC     |   |           NEWHOUSE S             |
                                   |      MANAGEMENT, INC.      |   |       (GGIMGT)       |   |       SITUATIONS FUND I, LLC     |
___________________________________|          (GGAMI)           |---|                      |---|                                  |
                                   |                            |   |                      |   | GGIMGT-10%                       |
                                   |                            |   |                      |   | Class A Preferred: 10,000 Shares |
                                   | GSA-100%                   |   | GGAMI-100%           |   | GGAMI-75%                        |
                                   ------------------------------   ------------------------   ------------------------------------
                                               |
      -------------------------------------    |    -------------------------------------     ------------------------------------
      |             GARTMORE              |    |    |           GARTMORE MORLEY         |     |      GARTMORE MORLEY CAPITAL     |
      |      INVESTORS SERVICES, INC.     |    |    |       FINANCIAL SERVICES, INC.    |     |          MANAGEMENT, INC         |
      |                                   |____|____|              (MORLEY)             |_____|                                  |
      | Common Stock: 5 Shares            |    |    |                                   |  |  | Common Stock:  500 Shares        |
      | ------------                      |    |    | Common Stock: 82,343 Shares       |  |  | ------------                     |
      |                                   |    |    | ------------                      |  |  |                                  |
      | GGAMI-100%                        |    |    | GGAMI-100%                        |  |  | Morley-100%                      |
      -------------------------------------    |    -------------------------------------  |  ------------------------------------
                                               |                                           |
      -------------------------------------    |    -------------------------------------  |  ------------------------------------
      |      NATIONWIDE GLOBAL FUNDS      |    |    |        GARTMORE GLOBAL            |  |  |              GARTMORE            |
      |                                   |    |    |         VENTURES, INC.            |  |  |           TRUST COMPANY          |
      |                                   |____|____|             (GGV)                 |  |__|                                  |
      |                                   |    |    |                                   |  |  | Common Stock: 2,000 Shares       |
      |       LUXEMBOURG SICAV            |____|    |                                   |  |  | ------------                     |
      |                                   |    |    |                                   |  |  |                                  |
      |                                   |    |    | GGAMI-100%                        |  |  | Morley-100%                      |
      -------------------------------------    |    -------------------------------------  |  ------------------------------------
                                               |                                           |
      -------------------------------------    |    -------------------------------------  |  ------------------------------------
      |       GARTMORE DISTRIBUTION       |    |    |       CORVIANT CORPORATION        |  |  |           GARTMORE MORLEY &      |
      |          SERVICES, INC.           |    |    |              (CC)                 |  |  |            ASSOCIATES, INC.      |
      |                                   |    |    |                                   |  |  |                                  |
      |                                   |____|____| Common Stock       450,000 shares |  |__| Common Stock: 3,500 Shares       |
      | Common Stock: 10,000 Shares       |         | ------------                      |     | ------------                     |
      | ------------                      |         | Series A Preferred 250,000 shares |     |                                  |
      |                                   |         | ------------------                |     | Morley-100%                      |
      | GGAMI-100%                        |         |                                   |     |                                  |
      |                                   |         |  GGAMI-100%                       |     |                                  |
      -------------------------------------         --------------------------------------    ------------------------------------

                                                                                      Subsidiary Companies      - Solid Line
                                                                                      Contractual Association   - Double Line
                                                                                      Limited Liability Company - Dotted Line

                                                                                      December 31, 2003

ITEM 27.  NUMBER OF POLICYOWNERS


As of February 11, 2004 there were a total of 10,172 individual flexible premium deferred variable annuity contracts (File No. 33-65512) outstanding - 3,920 non-qualified and 6,252 qualified.


ITEM 28.  INDEMNIFICATION

The By-Laws of Nationwide Life and Annuity Company of America provide, in part in Article XII, as follows:

                                   ARTICLE XII

            INDEMNIFICATION OF DIRECTORS, OFFICERS, AND OTHER PERSONS

         Section 12.01. To the fullest extent permitted by law, the Company shall indemnify any present, former, or future Director, officer, or employee of the Company or any person who may serve or has served at its request as officer or Director of another corporation of which the Company is a creditor or stockholder, against the reasonable expenses, including attorneys' fees, necessarily incurred in connection with the defense of any action, suit or other proceeding to which any of them is made a party because of service as Director, officer, or employee of the Company or such other corporation, or in connection with any appeal therein, and against any amounts paid by such Director, officer, or employee in settlement of, or in satisfaction of a judgment or fine in any such action, suit or proceeding, except expenses incurred in defense of or amounts paid in connection with any action, suit or other proceeding in which such Director, officer or employee shall be adjudged to be liable for negligence or misconduct in the performance of his duty. A judgment entered in connection with a compromise or dismissal or settlement of any such action, suit or other proceeding shall not of itself be deemed an adjudication of negligence or misconduct. The indemnification herein provided shall not be exclusive of any other rights to which the persons indemnified may be entitled.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


Item 29.  Principal Underwriter

(a) 1717 Capital Management Company ("1717") is the principal underwriter and general distributor for the following separate investment accounts:

    Nationwide Provident VA Separate Account 1                         Nationwide Provident VLI Separate Account 1
    Nationwide Provident VA Separate Account A                         Nationwide Provident VLI Separate Account A

(b) Directors and Officers of 1717:
     Lance A. Reihl, Director, President and Chief Operating Officer James D. Benson, Senior Vice President and Assistant Treasurer Peter D. Cuozzo, Director and Senior Vice President**
     Denise Sortino, Senior Vice President**
     Thomas E. Barnes, Vice President and Secretary*
     Margaret J. Caucci, Vice President**
     Kevin S. Crossett, Vice President and Assistant Secretary* Douglas W. Foster, Vice President**
     Florence Lathen-Harris, Vice President
     Alan A. Todryk, Vice President*
     Kathleen A. Walsh, Vice President**
     Carol L. Dove, Associate Vice President and Assistant Treasurer* Glenn W. Soden, Associate Vice President and Assistant Secretary* Michael A. Bazany, Jr., Assistant Secretary
     Maryann M. Bodayle, Assistant Secretary
     Becky L. Bradley, Assistant Secretary
     Katherine DePeri, Assistant Secretary
     Christine Mullen, Assistant Secretary
     E. Gary Berndt, Assistant Treasurer*
     Daniel J. Murphy, Assistant Treasurer*

     Alison C. Naylor, Compliance Officer**
     Gary D. McMahan, Director**

     Principal business address is 1000 Chesterbrook Boulevard, Berwyn, PA 19312-1181 unless otherwise noted.
     *Principal business address is One Nationwide Plaza, Columbus, OH 43215. **Principal business address is 300 Continental Drive, Newark, DE 19713.


         (c) Compensation From the Registrant. The following commissions and other compensation were received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year:


     NAME OF PRINCIPAL           NET UNDERWRITING            COMPENSATION ON         BROKERAGE COMMISSIONS          COMPENSATION
        UNDERWRITER          DISCOUNTS AND COMMISSIONS         REDEMPTION


           1717                         N/A                       None                        N/A                        N/A

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder are maintained by NLACA at 300 Continental Drive, Newark, DE 19713 or at 1000 Chesterbrook Boulevard, Berwyn, PA 19312-1181.

ITEM 31.  MANAGEMENT SERVICES

All management contracts are discussed in Part A or Part B.

ITEM 32.  UNDERTAKINGS

         (a) Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payments under the variable annuity contracts may be accepted.

         (b) Registrant hereby undertakes to include either (1) as part of any Application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information; and

         (c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

         (d) Reliance on No-Action Letter Regarding Section 403(b) Retirement Plan. NLACA and the Variable Account rely on a no-action letter issued by the Division of Investment Management to the American Council of Life Insurance on November 28, 1988 and represent that the conditions enumerated therein have been or will be complied with.

                        REPRESENTATION OF REASONABLENESS

         Nationwide Life and Annuity Company of America hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Nationwide Life and Annuity Company of America.

                       CONSENT OF INDEPENDENT ACCOUNTANTS



         We hereby consent to the inclusion in this Post-Effective Amendment No. 12 to the Registration Statement under the Securities Act of 1933, as amended, filed on Form N-4 (File No. 33-65512) for the Nationwide Provident VA Separate Account A (formerly Providentmutual Variable Annuity Separate Account), of our report dated January 18, 2002 on our audit of the financial statement of Providentmutual Life and Annuity Company of America for the year ended December 31, 2001.

         We also consent to the reference to our Firm under the caption
"Experts."



PRICEWATERHOUSECOOPERS LLP


Philadelphia, Pennsylvania
April 29, 2004

                          INDEPENDENT AUDITORS' CONSENT



The Board of Directors of Nationwide Life and Annuity Company of America and Contract Owners of Nationwide Provident Variable Account A:

We consent to the use of our reports for Nationwide Provident VA Separate Account A dated April 14, 2004 and for Nationwide Life and Annuity Company of America dated March 11, 2004, included herein, and to the reference to our firm under the heading "Experts" in the Statement of Additional Information (File No. 33-65512).



KPMG LLP


Columbus, Ohio
April 29, 2004

                                   SIGNATURES


Pursuant to the requirements of the Securities Act and the Investment Company Act, Nationwide Provident VLI Separate Account A and Nationwide Life and Annuity Company of America certify that they meet all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and have duly caused this registration statement to be signed on their behalf by the undersigned, duly authorized, in the City of Columbus and the State of Ohio, on the 29th day of April, 2004.

                                   NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT A
                        --------------------------------------------------------
                        --------------------------------------------------------
                                                  (Registrant)

                                NATIONWIDE LIFE AND ANNUITY COMPANY OF AMERICA
                        --------------------------------------------------------
                        --------------------------------------------------------
                                                   (Depositor)


                        By: /s/        JAMIE RUFF CASTO

                        --------------------------------------------------------
                        --------------------------------------------------------
                                       Jamie Ruff Casto



Pursuant to the requirements of the Securities Act, the registration statement has been signed below by the following persons in the capacities indicated on this 29th day of April, 2004.


W. G. JURGENSEN

--------------------------------------------------------------------------------

W. G. Jurgensen
Director and Chief Executive Officer

GARY D. MCMAHAN

----------------------------------------------------------------------------

Gary D. McMahan
Director and President and Chief Operating Officer

JOSEPH J. GASPER

----------------------------------------------------------------------------

Joseph J. Gasper
Director

RICHARD A. KARAS

----------------------------------------------------------------------------

Richard A. Karas
Director

ROBERT A. ROSHOLT

----------------------------------------------------------------------------

Robert A. Rosholt
Director and Executive Vice President-Chief Investment Officer

MARK R. THRESHER

----------------------------------------------------------------------------

Mark R. Thresher
Director and Senior Vice President and Assistant Treasurer

                                            By: /s/   JAMIE RUFF CASTO

                                            ------------------------------------

                                                      Jamie Ruff Casto
                                                      Attorney-in-Fact